UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21906

Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Kevin M. Robinson
2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 505-3700

Date of fiscal year end: August 31

Date of reporting period: September 1, 2010- February 28, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Reports to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

www.guggenheimfunds.com

... your road to the LATEST,

most up-to-date INFORMATION

The shareholder report you are reading right now is just the beginning of the story. Online at www.guggenheimfunds.com, you will find:

●	Daily and historical fund pricing, fund returns, portfolio holdings and characteristics, and distribution history.

●	Investor guides and fund fact sheets.

●	Regulatory documents including a prospectus and copies of shareholder reports.

Guggenheim Funds Distributors, Inc. is constantly updating and expanding shareholder information services on each Funds’ website, in an ongoing effort to provide you with the most current information about how your Fund’s assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment.

2 | Semiannual Report | February 28, 2011

Dear Shareholder |

Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) is pleased to present the semiannual shareholder report for 15 of our exchange-traded funds (“ETFs” or “Funds”). Guggenheim Funds Services Group, Inc. and its subsidiaries, including the Investment Adviser, are subsidiaries of Guggenheim Partners, LLC, a global diversified financial services firm.

This report covers performance of the following 15 funds for the semiannual period ended February 28, 2011:

●	Guggenheim BRIC ETF (ticker: EEB)
●	Guggenheim Defensive Equity ETF (ticker: DEF)
●	Guggenheim Insider Sentiment ETF (ticker: NFO)
●	Guggenheim International Small Cap LDRs ETF (ticker: XGC)
●	Guggenheim Mid-Cap Core ETF (ticker: CZA)
●	Guggenheim Multi-Asset Income ETF (ticker: CVY)
●	Guggenheim Ocean Tomo Growth Index ETF (ticker: OTR)
●	Guggenheim Ocean Tomo Patent ETF (ticker: OTP)
●	Guggenheim Raymond James SB-1 Equity ETF (ticker: RYJ)
●	Guggenheim Sector Rotation ETF (ticker: XRO)
●	Guggenheim Spin-Off ETF (ticker: CSD)
●	Wilshire 4500 Completion ETF (ticker: WXSP)
●	Wilshire 5000 Total Market ETF (ticker: WFVK)
●	Wilshire Micro-Cap ETF (ticker: WMCR)
●	Wilshire US Real Estate Investment Trust (ticker: WREI)

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before each Fund’s fees and expenses, of its respective underlying index as named in its prospectus.

Guggenheim Funds Distributors, Inc. is committed to providing investors with innovative index-strategy-driven investment solutions. Seeking to capture the investment potential of both innovative strategies for strategic allocations and broad market exposure for the core of a portfolio, we currently offer 42 ETFs that track what we believe to be best-in-class index providers. Our ETFs represent both domestic and global portfolios that encompass a variety of style allocations from large-, mid- and small-cap equity to broad market, aggregate and short-term bond among others.

Semiannual Report | February 28, 2011 | 3

Dear Shareholder continued

To learn more about economic and market conditions over the last year and the performance of each ETF, we encourage you to read the Economic and Market Overview section of the report, which follows this letter, and the Management Discussion of Fund Performance for each ETF, which begins on page 7.

Sincerely,

Kevin M. Robinson
Chief Executive Officer
Claymore Exchange-Traded Fund Trust

4 | Semiannual Report | February 28, 2011

Economic and Market Overview |

During the six-month period ended February 28, 2011, the U.S. economy continued its transition to a stronger, more self-sustaining recovery. In late January, the Commerce Department reported that gross domestic product (GDP), which measures all goods and services produced in the U.S., rose at a 3.2% annualized rate in the fourth quarter of 2010, a solid uptick from the 2.6% rate posted in the third quarter of 2010. The driving force behind the strength was a pronounced increase in personal consumption. Subsequent reports indicated that consumers continue to spend enthusiastically; in February consumer spending rose at the fastest pace since March 2000. The sharp pick-up in consumption, while likely not sustainable at the current rate, suggests that consumers—who drive 70% of economic activity in the United States—may lead the way in moving the economy from recovery to expansion.

Labor market weakness has been a major concern contributing to the uncertainty around the sustainability of the economic recovery; recent reports indicate that non-farm payrolls are expanding, and the unemployment rate, though still higher than desirable, is falling. In addition to the recent favorable labor market data, recent reports from the closely watched Institute for Supply Management (ISM) Manufacturing and Non-Manufacturing Indexes were the most positive in several years. Especially encouraging was upbeat data for the ISM Non-Manufacturing (services) Index, which suggest that the economic expansion continues to broaden beyond the manufacturing sector. This is important for the recovery, as service-oriented businesses account for the majority of the jobs in the United States.

The housing market, which has been a key driver of many past recoveries, remains very weak. While an excess supply of available homes and restrictive lending requirements may continue to impair improvement in the near future, there is still very little new building activity. If new construction remains near the current low level for an extended period, housing supply and demand may eventually come into a more reasonable balance.

As in the U.S., the global recovery from the financial and economic crisis of 2008 and 2009 continues, gradually gathering strength and becoming somewhat self-sustaining. In Europe, the recovery appears to be reasonably sound, though concerns over sovereign debt of some countries continues to weigh on the rate of economic improvement. Emerging economies on the whole have experienced more pronounced rebounds than developed economies. The International Monetary Fund recently revised upward to a brisk 4.4% its forecast for global economic growth in 2011.

Economies throughout the world face problems spurred by rising prices for certain commodities and goods, exemplified by the recent oil price increases, which was sparked in part by political unrest in the Middle East. China, the second largest consumer of oil in the world, may be affected more than many other countries, as inflation becomes an ever increasing problem.

Semiannual Report | February 28, 2011 | 5

Japan, already struggling to regain growth, must now cope with the challenges of rebuilding following the massive earthquake and tsunami.

Sentiment in equity markets has been quite positive in recent months, as investors seemed to regain confidence in the economy and corporate earnings. For the six-month period ended February 28, 2011, the Standard & Poor’s 500 Index, which is generally regarded as an indicator of the broad U.S. stock market, returned 27.73%. Among international markets, nearly all markets posted positive returns, with developed markets generally stronger than emerging markets. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East Index (“EAFE”) Index, which is composed of approximately 1,100 companies in 20 developed countries in Europe and the Pacific Basin, returned 23.77%. The return of the MSCI Emerging Market Index, which measures market performance in global emerging markets, was 14.94%.

In the bond market, lower quality issues performed much better than the highest-rated securities, reflecting investors’ increased appetite for risk and search for yield. The return of the Barclays U.S. Corporate High Yield Index for the six-month period ended February 28, 2011, was 10.10%, while the Barclays Capital U.S. Aggregate Bond Index, which is a proxy for the U.S. investment grade bond market, was slightly negative with a return of -0.83%. The Barclays U.S. Treasury Composite Index, which measures performance of U.S. Treasury notes with a variety of maturities, returned -2.72% for the six-month period ended February 28, 2011. Reflecting the Federal Reserve’s continuing accommodative monetary policy, interest rates on short-term securities remained at their lowest levels in many years; the return of the Barclays Capital U.S. Treasury Bill Index was 0.07% for the same period.

6 | Semiannual Report | February 28, 2011

Management Discussion of Fund Performance |

EEB | Guggenheim BRIC ETF

Fund Overview
The Guggenheim BRIC ETF, NYSE Arca ticker: EEB (the “Fund”), formerly known as the Claymore/BNY Mellon BRIC ETF, seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the BNY Mellon BRIC Select ADR Index (the “Index”).

The Index is comprised of American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) selected, based on liquidity, from a universe of all listed depositary receipts of companies from Brazil, Russia, India and China currently trading on U.S. exchanges. The companies in the universe are selected using a proprietary methodology developed by BNY Mellon (the “Index Provider”). The Fund will invest at least 90% of its total assets in ADRs and GDRs that comprise the Index and underlying securities representing ADRs and GDRs that comprise the Index. As of February 28, 2011, the Index consisted of 90 securities. The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2011.

On a market price basis, the Fund generated a total return of 15.60%, which included a change in market price to $45.46 on February 28, 2011, from $40.06 on August 31, 2010. On an NAV basis, the Fund generated a total return of 15.74%, which included a change in NAV to $45.49 on February 28, 2011, from $40.04 on August 31, 2010. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the Index generated a return of 16.21% and the MSCI Emerging Markets Index generated a return of 14.94% for the same period.

The Fund made an annual distribution of $0.8630 per share on December 31, 2010, to shareholders of record on December 29, 2010.

Performance Attribution
For the six-month period ended February 28, 2011, all nine industry sectors in which the Fund was invested had positive returns, contributing to the Fund’s performance. The energy sector contributed most significantly to the Fund’s return, followed by the basic materials sector. The industrial and consumer cyclical sectors contributed least to the Fund’s return.

Positions that contributed most significantly to performance included Vale SA, a Brazilian metals and mining company (common stock 5.4%, preference shares 7.3% of long-term investments at period end); Petroleo Brasileiro SA, a Brazilian oil and gas service company (ordinary shares 7.9%, preference shares 9.0% of long-term investments at period end); and CNOOC Ltd., a producer of offshore crude oil and natural gas based on Hong Kong (4.2% of long-term investments at period end). Positions that detracted most significantly from performance included China Mobile Ltd., a provider of mobile telecommunications services in China; HDFC Bank Ltd., a banking company based in India; and Mobile TeleSystems OJSC, a Russian provider of telecommunications services (4.7%, 2.0% and 1.1%, respectively, of long-term investments at period end).

Semiannual Report | February 28, 2011 | 7

Management Discussion of Fund Performance continued

DEF | Guggenheim Defensive Equity ETF

Fund Overview
The Guggenheim Defensive Equity ETF, NYSE Arca ticker: DEF (the “Fund”), formerly known as the Claymore/Sabrient Defensive Equity Index ETF, seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Sabrient Defensive Equity Index (the “Index”).

The Index is comprised of approximately 100 securities selected, based on investment and other criteria, from a broad universe of U.S.-traded securities, including master limited partnerships (“MLPs”) and American depositary receipts (“ADRs”). The universe of potential Index constituents includes approximately 1,000 listed companies, generally with market capitalizations in excess of $1 billion. The Fund will invest at least 90% of its total assets in common stocks, ADRs and MLPs that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2011.

On a market price basis, the Fund generated a total return of 17.66%, which included a change in market price to $25.54 on February 28, 2011, from $22.05 on August 31, 2010. On an NAV basis, the Fund generated a total return of 17.68%, which included a change in NAV to $25.52 on February 28, 2011, from $22.03 on August 31, 2010. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and domestic equity market comparison purposes, the Index returned 18.08% and the S&P 500 Index returned 27.73% for the same period.

The Fund made an annual distribution of $0.3880 per share on December 31, 2010, to shareholders of record on December 29, 2010.

Performance Attribution
For the six-month period ended February 28, 2011, all nine sectors in which the Fund was invested had positive returns, contributing to the Fund’s performance. The energy sector contributed most significantly to the Fund’s return, followed by the consumer non-cyclical and financial sectors. The technology sector contributed least to the Fund’s return, followed by the basic materials sector.

Positions that contributed most significantly to the Fund’s performance included Enerplus Corp., a Canadian company that acquires, exploits and operates crude oil and natural gas assets (1.0% of long-term investments at period end); Weyerhaeuser Co., a forest products company (1.0% of long-term investments at period end); and Linn Energy, LLC, an independent oil and natural gas company (not held in the portfolio at period end). Positions that detracted most significantly from the Fund’s performance included Kinross Gold Corp., a Canadian gold mining company (0.9% of long-term investments at period end); Activision Blizzard, Inc., which produces electronic games (0.9% of long-term investments at period end); and Energizer Holdings, Inc., which manufactures and markets batteries, portable lighting and personal care products (1.0% of long-term investments at period end).

8 | Semiannual Report | February 28, 2011

Management Discussion of Fund Performance continued

NFO | Guggenheim Insider Sentiment ETF

Fund Overview
The Guggenheim Insider Sentiment ETF, NYSE Arca ticker: NFO (the “Fund”), formerly known as the Claymore/Sabrient Insider ETF, seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Sabrient Insider Sentiment Index (the “Index”).

The Index is comprised of approximately 100 securities selected, based on investment and other criteria, from a broad universe of U.S.-traded securities, including master limited partnerships (“MLPs”) and American depositary receipts (“ADRs”). The universe of companies eligible for inclusion in the Index includes approximately 6,000 listed companies without limitations on market capitalization. The Fund will invest at least 90% of its total assets in common stocks, ADRs and MLPs that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2011.

On a market price basis, the Fund generated a total return of 33.89%, which included a change in market price to $34.00 on February 28, 2011, from $25.55 on August 31, 2010. On an NAV basis, the Fund generated a total return of 34.16%, which included a change in NAV to $34.08 on February 28, 2011, from $25.56 on August 31, 2010. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and domestic equity market comparison purposes, the Index returned 34.59% and the S&P 500 Index returned 27.73% for the same period.

The Fund made an annual distribution of $0.2010 per share on December 31, 2010, to shareholders of record on December 29, 2010.

Performance Attribution
For the six-month period ended February 28, 2011, all ten sectors in which the Fund was invested had positive returns, contributing to the Fund’s performance. The consumer cyclical sector contributed most significantly to the Fund’s return, followed by the basic materials sector. The diversified sector contributed least to the Fund’s return.

Positions that contributed most significantly to the Fund’s performance included Mercer International, Inc., a Canadian paper company; International Coal Group, Inc., a producer of coal in northern and central Appalachia; and MIPS Technologies, Inc., a provider of processor architectures and cores that power home entertainment, communications, networking and portable multimedia products (1.8%, 1.1% and 0.8%, respectively, of long-term investments at period end). Positions that detracted most significantly from the Fund’s performance included Quantum Corp., a global storage company specializing in backup, recovery and archive solutions; Akamai Technologies, Inc., a provider of services for accelerating and improving the delivery of content and applications over the Internet; and Allegiant Travel Co., a leisure travel company focused on residents of small cities in the United States (0.6%, 0.6% and 0.7%, respectively, of long-term investments at period end).

Semiannual Report | February 28, 2011 | 9

Management Discussion of Fund Performance continued

XGC | Guggenheim International Small Cap LDRs ETF

Fund Overview
The Guggenheim International Small Cap LDRs ETF, NYSE Arca ticker: XGC (the “Fund”), formerly known as Claymore/BNY Mellon International Small Cap LDRs ETF, seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the BNY Mellon Small Cap Select ADR Index (the “Index”).

The Index is comprised of U.S.-listed depositary receipts in American depositary receipt (“ADR”) or global depositary receipt (“GDR”) form, New York Shares and Global Registered Shares selected, based on liquidity, from a universe of all listed ADRs, GDRs, New York Shares and Global Registered Shares trading on the New York Stock Exchange (“NYSE”), Nasdaq Stock Market (“NASDAQ”) and the NYSE Amex of companies worldwide, excluding the United States and Canada. The Bank of New York Mellon (the “Index Provider” or “BNY Mellon”) currently defines small-capitalization companies as those companies with a market capitalization of $250 million to $2 billion. The Fund will invest at least 80% of its total assets in ADRs, GDRs, New York Shares and Global Registered Shares that comprise the Index and underlying securities representing ADRs, GDRs, New York Shares or Global Registered Shares that comprise the Index.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2011.

On a market price basis, the Fund generated a total return of 18.75%, which included a change in market price to $23.80 on February 28, 2011, from $20.40 on August 31, 2010. On an NAV basis, the Fund generated a total return of 17.82%, which included a change in NAV to $23.81 on February 28, 2011, from $20.57 on August 31, 2010. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and benchmark comparison purposes, the Index returned 17.89% and the MSCI All-Country World ex-US Small Cap Index returned 25.73% for the same period.

The Fund made an annual distribution of $0.4290 per share on December 31, 2010, to shareholders of record on December 29, 2010.

Performance Attribution
For the six-month period ended February 28, 2011, all nine industry sectors in which the Fund was invested had positive returns, contributing to the Fund’s performance. The communications sector contributed most significantly to the Fund’s return, followed by the consumer non-cyclical sector. The energy and consumer cyclical sectors contributed least significantly to the Fund’s return.

Positions that contributed most significantly to the Fund’s performance included Wimm-Bill-Dann Foods OJSC (3.9% of long-term investments at period end), a Russian manufacturer of dairy and juice products that is in the process of being acquired by PepsiCo Inc. (not held in the portfolio at period end); Crucell N.V. (not held in the portfolio at period end), a Dutch pharmaceutical company that is in the process of being acquired by Johnson & Johnson (not held in the portfolio at period end); and ASM International NV, a Dutch supplier of semiconductor capital equipment (1.8% of long-term investments at period end). Positions that detracted most significantly from the Fund’s performance included E-House (China) Holdings Ltd., a real estate services company in People’s Republic of China; Home Inns & Hotels Management, Inc., an economy hotel chain in the People’s Republic of China; and Perfect World Co. Ltd., a Chinese developer and operator of online games (0.7%, 0.8% and 0.9%, respectively, of long-term investments at period end).

10 | Semiannual Report | February 28, 2011

Management Discussion of Fund Performance continued

CZA | Guggenheim Mid-Cap Core ETF

Fund Overview
The Guggenheim Mid-Cap Core ETF, NYSE Arca ticker: CZA (the “Fund”), formerly known as Claymore/Zacks Mid-Cap Core ETF, seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an index called the Zacks Mid-Cap Core Index (the “Index”).

The Index is comprised of 100 securities selected, based on investment and other criteria, from a universe of mid-capitalization securities, including master limited partnerships (“MLPs”) and American depositary receipts (“ADRs”). Currently, the mid-capitalization universe ranges from approximately $1.3 billion in market capitalization to $12.0 billion in market capitalization as defined by Zacks Investment Research, Inc. (“Zacks” or the “Index Provider”). The securities in the universe are selected using a proprietary strategy developed by Zacks. The Fund will invest at least 90% of its total assets in securities that comprise the Index and depositary receipts representing securities that comprise the Index (or underlying securities representing ADRs that comprise the Index). The Investment Adviser seeks a correlation over time of .95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2011.

On a market price basis, the Fund generated a total return of 27.82%, which included a change in market price to $30.56 on February 28, 2011, from $24.07 on August 31, 2010. On an NAV basis, the Fund generated a total return of 28.55%, which included a change in NAV to $30.67 on February 28, 2011, from $24.02 on August 31, 2010. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and domestic equity market comparison purposes, the Index returned 29.25% and the S&P 500 Index returned 27.73% for the same period.

The Fund made an annual distribution of $0.1950 per share on December 31, 2010, to shareholders of record on December 29, 2010.

Performance Attribution
For the six-month period ended February 28, 2011, all ten industry sectors in which the Fund was invested in which the Fund was invested had positive returns, contributing to the Fund’s performance. The industrial sector contributed most significantly to the Fund’s return, followed by the consumer noncyclical sector. The consumer cyclical sector contributed least to the Fund’s return, followed by the utilities sector. Positions that contributed most significantly to the Fund’s performance included Dover Corp., a diversified manufacturer of industrial and electronic products (2.2% of long-term investments at period end); Cablevision Systems Corp., a provider of cable television service in the New York City metropolitan area (not held in the portfolio period end); and Cooper Industries PLC, which manufactures electrical products and provides related services (2.0% of long-term investments at period end). Positions that detracted most significantly from the Fund’s performance included Molson Coors Brewing Co., a producer and marketer of beer for the U.S. and Canadian markets; Energizer Holdings, Inc., a manufacturer and marketer of batteries and personal care products; and Constellation Brands, Inc., a wine and spirits company (1.4%, 0.9% and 0.8%, respectively, of long-term investments at period end).

Semiannual Report | February 28, 2011 | 11

Management Discussion of Fund Performance continued

CVY | Guggenheim Multi-Asset Income ETF

Fund Overview
The Guggenheim Multi-Asset Income ETF, NYSE Arca ticker: CVY (the “Fund”), formerly known as Claymore/Zacks Multi-Asset Income Index ETF, seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Zacks Multi-Asset Income Index (the “Index”).

The Index is comprised of approximately 125 to 150 securities selected, based on investment and other criteria, from a universe of domestic and international companies. The securities comprising the Index include stocks of small and medium-sized companies. The universe of securities within the Index includes U.S. listed common stocks and American depositary receipts (“ADRs”) paying dividends, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), closed-end funds, Canadian royalty trusts and traditional preferred stocks. The companies in the universe are selected using a proprietary methodology developed by Zacks Investment Research, Inc. (“Zacks” or the “Index Provider”). The Fund will invest at least 90% of its total assets in securities that comprise the Index and depositary receipts representing securities that comprise the Index (or underlying securities representing ADRs that comprise the Index). The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund uses a sampling approach in seeking to achieve its objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that resemble the Index in terms of key risk factors, performance attributes and other characteristics.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2011.

On a market price basis, the Fund generated a total return of 18.92%, which included a change in market price to $21.26 on February 28, 2011, from $18.31 on August 31, 2010. On an NAV basis, the Fund generated a total return of 18.82%, which included a change in NAV to $21.23 on February 28, 2011, from $18.30 on August 31, 2010. At the end of the period the Fund’s shares were trading at a market price premium to NAV.

For underlying index and domestic market comparison purposes, the Zacks Multi-Asset Income Index returned 19.34% and the S&P 500 Index returned 27.73% for the same period. Additionally, the Dow Jones US Select Dividend Index returned 18.90% for the same period.

The Fund pays distributions quarterly on the last business day of each calendar quarter to shareholders of record two business days earlier. Per share distributions paid since the last fiscal period ended August 31, 2010, were:

Date	Amount
September 30, 2010	$0.2250
December 31, 2010	$0.2470

Performance Attribution
For the six-month period ended February 28, 2011, all nine industry sectors in which the Fund was invested had positive returns, contributing to the Fund’s performance. The energy sector contributed most significantly to the Fund’s return. The technology and basic materials sectors contributed least to the Fund’s return.

Positions that contributed most significantly to performance included Marathon Oil Corp., which is engaged in the exploration, production and marketing of oil and natural gas; ConocoPhillips, an integrated international energy company; and Penn West Petroleum Ltd., an oil and natural gas producer based in Alberta, Canada (1.6%, 1.4% and 1.3%, respectively, of long-term investments at period end). Positions that detracted most significantly from performance included SUPERVALU INC., a supermarket and food distribution company; Entergy Corp., an integrated energy company engaged primarily in electric power production and retail electric distribution operations; and Nuveen Premium Income Municipal Fund 2, Inc., a closed-end management investment company that invests in municipal bonds (None of these securities were held in the portfolio at period end.).

12 | Semiannual Report | February 28, 2011

Management Discussion of Fund Performance continued

OTR | Guggenheim Ocean Tomo Growth Index ETF

Fund Overview
The Guggenheim Ocean Tomo Growth Index ETF, NYSE Arca ticker: OTR (the “Fund”), formerly known as the Claymore/Ocean Tomo Growth Index ETF, seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Ocean Tomo 300® Patent Growth Index (the “Index”).

The Index is comprised of approximately 60 securities selected, based on investment and other criteria, from a universe of U.S. listed companies. The universe of companies consists of the 300 companies that comprise the Ocean Tomo 300® Patent Index without limit on market capitalization. The companies in the universe are selected using criteria as identified by Ocean Tomo Capital, LLC (“Ocean Tomo” or the “Index Provider”). The Fund will invest at least 90% of its total assets in common stock and American depositary receipts (“ADRs”) that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2011.

On a market price basis, the Fund generated a total return of 26.46%, which included a change in market price to $29.28 on February 28, 2011, from $23.46 on August 31, 2010. On an NAV basis, the Fund generated a total return of 27.28%, which included a change in NAV to $29.09 on February 28, 2011, from $23.16 on August 31, 2010. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and domestic equity market comparison purposes, the Index returned 27.65% and the S&P 500 Index returned 27.73% for the same period.

The Fund made an annual distribution of $0.3650 per share on December 31, 2010 to shareholders of record on December 29, 2010.

Performance Attribution
For the six-month period ended February 28, 2011, all seven industry sectors in which the Fund was invested had positive returns, contributing to the Fund’s performance. The technology sector contributed most significantly to the Fund’s return, and the energy sector contributed least to the Fund’s return.

Positions that contributed most significantly to the Fund’s performance included International Business Machines Corp., an information technology company; Amazon.com, Inc., which provides services to consumers, sellers, and developers through its retail websites and manufactures and sells the Kindle e-reader; and Research In Motion Ltd., a provider of mobile communications devices (14.4%, 7.0% and 3.8%, respectively, of long-term investments at period end). Positions that detracted most significantly from the Fund’s performance included three U.S.-based biopharmaceuticals companies, Amylin Pharmaceuticals, Inc. (0.2% of long-term investments at period end), Arena Pharmaceuticals, Inc. (not held in the portfolio at period end) and Human Genome Sciences, Inc. (0.5% of long-term investments at period end).

Semiannual Report | February 28, 2011 | 13

Management Discussion of Fund Performance continued

OTP | Guggenheim Ocean Tomo Patent ETF

Fund Overview
The Guggenheim Ocean Tomo Patent ETF, NYSE Arca ticker: OTP (the “Fund”), formerly known as the Claymore/Ocean Tomo Patent ETF, seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Ocean Tomo 300® Patent Index (the “Index”).

The Index is comprised of approximately 300 securities selected, based on patent valuation and other criteria, from a broad universe of U.S.-traded stocks. The universe of companies includes approximately 1,000 of the most-liquid listed companies without limitations on market capitalization. The Fund will invest at least 90% of its total assets in common stock and American depositary receipts (“ADRs”) that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2011.

On a market price basis, the Fund generated a total return of 30.92%, which included a change in market price to $27.37 on February 28, 2011, from $21.18 on August 31, 2010. On an NAV basis, the Fund generated a total return of 31.59%, which included a change in NAV to $27.42 on February 28, 2011, from $21.11 on August 31, 2010. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and domestic equity market comparison purposes, the Index returned 32.05% and the S&P 500 Index returned 27.73% for the same period.

The Fund made an annual distribution of $0.3330 per share on December 31, 2010, to shareholders of record on December 29, 2010.

Performance Attribution
For the six-month period ended February 28, 2011, all nine industry sectors in which the Fund was invested had positive returns, contributing to the Fund’s performance. The technology sector contributed most significantly to the Fund’s return. The utilities sector contributed least to the Fund’s return.

Positions that contributed most significantly to performance included General Electric Co., a diversified technology, media and financial services company (4.4% of long-term investments at period end); Royal Dutch Shell PLC, an international oil and gas company based in the Netherlands (4.4% of long-term investments at period end); and Apple Inc., which designs, manufactures and markets computers and other electronic devices (not held in the portfolio at period end at period end). Positions that detracted most significantly from performance included Amgen, Inc., a biotechnology company (0.9% of long-term investments at period end); Akamai Technologies, Inc., a provider of services for accelerating and improving the delivery of content and applications over the Internet (0.1% of long-term investments at period end); and AOL Inc., a provider of internet service and online content (less than 0.1% of long-term investments at period end).

14 | Semiannual Report | February 28, 2011

Management Discussion of Fund Performance continued

RYJ | Guggenheim Raymond James SB-1 Equity ETF

Fund Overview
The Guggenheim Raymond James SB-1 Equity ETF, NYSE Arca ticker: RYJ (the “Fund”), formerly known as the Claymore/Raymond James SB-1 Equity ETF, seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Raymond James SB-1 Equity Index (the “Index”).

The Index is comprised of all equity securities rated Strong Buy 1 (“SB-1”) by Raymond James & Associates, Inc., an affiliate of Raymond James Research Services, LLC (“Raymond James” or the “Index Provider”), as of each rebalance and reconstitution date. Index constituents include equity securities of all market capitalizations, as defined by the Index Provider, that trade on a U.S. securities exchange, including common stocks, American depositary receipts (“ADRs”), real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). The number of securities in the Index may vary depending on the number of equity securities rated SB-1 by Raymond James & Associates, Inc. As of February 28, 2011, the Index consisted of 147 securities with a market capitalization range of $62 million to $186 billion. Under normal conditions, the Fund will invest at least 80% of its total assets in equity securities. The Fund will invest at least 80% of its total assets in securities that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2011.

On a market price basis, the Fund generated a total return of 41.50%, which included a change in market price to $22.57 on February 28, 2011, from $15.95 on August 31, 2010. On an NAV basis, the Fund generated a total return of 41.35%, which included a change in NAV to $22.56 on February 28, 2011, from $15.96 on August 31, 2010. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and domestic equity market comparison purposes, the Index returned 41.85% and the S&P MidCap 400 Index returned 34.86% for the same period.

Performance Attribution
For the six-month period ended February 28, 2011, all seven industry sectors in which the Fund was invested had positive returns, contributing to the Fund’s performance. The energy sector contributed most to the Fund’s return, followed by the consumer cyclical sector; the industrial sector contributed least to the Fund’s return.

Positions that contributed most significantly to performance included JDS Uniphase Corp., a provider of communications test and measurement solutions and optical products for telecommunications service providers, wireless operators, cable operators, and network equipment manufacturers (0.7% of long-term investments at period end); NVIDIA Corp., a provider of visual computing technologies and the inventor of the graphics processing unit (0.7% of long-term investments at period end); and Hughes Communications Inc., a provider of broadband satellite network services and systems (not held in the portfolio at period end). Positions that detracted most significantly from performance included Gain Capital Holdings, Inc., a provider of online foreign exchange trading; First Horizon National Corp., a bank holding company based in Tennessee; and Arctic Cat, Inc., a manufacturer of snowmobiles and all-terrain vehicles (0.7%, 0.7%% and 0.7%, respectively, of long-term investments at period end).

Semiannual Report | February 28, 2011 | 15

Management Discussion of Fund Performance continued

XRO | Guggenheim Sector Rotation ETF

Fund Overview
The Guggenheim Sector Rotation ETF, NYSE Arca ticker: XRO (the “Fund”), formerly known as the Claymore/Zacks Sector Rotation ETF, seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Zacks Sector Rotation Index (the “Index”).

The Index is comprised of approximately 100 securities selected, based on investment and other criteria, from a universe of the 1,000 largest listed equity companies based on market capitalization. The universe of potential Index constituents includes all U.S. stocks, American depositary receipts (“ADRs”) and master limited partnerships (“MLPs”) listed on domestic exchanges. The companies in the universe are selected using a proprietary methodology developed by Zacks Investment Research, Inc. (“Zacks” or the “Index Provider”). As of February 28, 2011, the securities included in the Index have market capitalizations in excess of $3.4 billion. The Fund will invest at least 90% of its total assets in common stocks, ADRs and MLPs that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2011.

On a market price basis, the Fund generated a total return of 28.33%, which included a change in market price to $25.88 on February 28, 2011, from $20.23 on August 31, 2010. On an NAV basis, the Fund generated a total return of 28.74%, which included a change in NAV to $25.95 on February 28, 2011, from $20.22 on August 31, 2010. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the Index returned 29.14% and the S&P 500 Index returned 27.73% for the same period.

The Fund made an annual distribution of $0.0780 per share on December 31, 2010, to shareholders of record on December 29, 2010.

Performance Attribution
For the six-month period ended February 28, 2011, all eight industry sectors in which the Fund was invested had positive returns, contributing to the Fund’s performance. The technology sector contributed most significantly to the Fund’s return, followed by the consumer cyclical sector. The basic materials sector contributed least significantly to the Fund’s return.

Positions that contributed most significantly to the Fund’s performance included Apple, Inc., which designs, manufactures and markets computers and other electronic devices; Altera Corp., a semiconductor company; and Netflix, Inc., which provides video programming to subscribers over the internet and by sending digital video disks through the mail (1.9%, 1.7% and 1.3%, respectively, of long-term investments at period end). Positions that detracted most significantly from the Fund’s performance included Expeditors International of Washington, Inc., a provider of global logistics services; Freeport-McMoRan Copper & Gold, Inc., a copper, gold and molybdenum mining company; and truck manufacturer PACCAR, Inc. (1.2%, 1.6% and 1.2%, respectively, of long-term investments at period end).

16 | Semiannual Report | February 28, 2011

Management Discussion of Fund Performance continued

CSD | Guggenheim Spin-Off ETF

Fund Overview
The Guggenheim Spin-Off ETF, NYSE Arca ticker CSD (the “Fund”), formerly known as the Claymore/Beacon Spin-Off ETF, seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Beacon Spin-Off Index (the “Index”).

The Index is comprised of approximately 40 securities selected, based on investment and other criteria, from a broad universe of U.S.-traded stocks, American depositary receipts (“ADRs”) and master limited partnerships (“MLPs”). The universe of companies eligible for inclusion in the Index includes companies that have been spun-off within the past 30 months (but not more recently than six months prior to the applicable rebalancing date), without limitations on market capitalization (including micro-cap securities), but which are primarily small- and mid-cap companies with capitalizations under $10.0 billion. Beacon Indexes LLC (“Beacon” or the “Index Provider”) defines a spin-off company as any company resulting from either of the following events: a spin-off distribution of stock of a subsidiary company by its parent company to parent company shareholders or equity “carve-outs” or “partial initial public offerings” in which a parent company sells a percentage of the equity of a subsidiary to public shareholders. The Fund will invest at least 90% of its total assets in common stock, ADRs and MLPs that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2011.

On a market price basis, the Fund generated a total return of 25.20%, which included a change in market price to $23.64 on February 28, 2011, from $18.97 on August 31, 2010. On an NAV basis, the Fund generated a total return of 26.33%, which included a change in NAV to $23.74 on February 28, 2011, from $18.88 on August 31, 2010. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and domestic market comparison purposes, the Index returned 26.56% and the S&P 500 Index returned 27.73% for the same period.

The Fund made an annual distribution of $0.1070 per share on December 31, 2010, to shareholders of record on December 29, 2010.

Performance Attribution
For the six-month period ended February 28, 2011, eight of the nine industry sectors in which the Fund was invested had positive returns, contributing to the Fund’s performance. The communications sector contributed most significantly to the Fund’s return; only the energy sector had a negative return, detracting from the Fund’s return.

Positions that contributed most significantly to the Fund’s performance included EchoStar Corp., a provider of satellite television service and digital set-top boxes for cable television; Virtus Investment Partners, Inc., a provider of investment management products and services to individuals and institutions; and Ascent Media Corp., a provider of content and creative services to the media and entertainment industries in the United States, the United Kingdom and Singapore (6.3%, 3.9% and 6.2%, respectively, of long-term investments at period end). Positions that detracted most significantly from the Fund’s performance included Seahawk Drilling Inc., a provider of contract drilling services to the oil and natural gas exploration and production industry in the Gulf of Mexico (not held in the portfolio at period end); AOL, Inc., a provider of internet service and online content (3.7% of long-term investments at period end); and Tree.com, Inc., the parent company of consumer lending companies LendingTree, LLC and Home Loan Center, Inc. (0.9% of long-term investments at period end).

Semiannual Report | February 28, 2011 | 17

Management Discussion of Fund Performance continued

WXSP | Wilshire 4500 Completion ETF

Fund Overview
The Wilshire 4500 Completion ETF, NYSE Arca ticker: WXSP (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Wilshire 4500 Completion IndexSM (the “Wilshire 4500SM” or the “Index”).

The Wilshire 4500 is a rules-based index comprised of, as of February 28, 2011, approximately 3,400 securities, including common stocks and real estate investment trusts (“REITs”). The Index may include securities of companies of all categories of market capitalizations (subject to certain minimum requirements), as defined by Wilshire Associates Incorporated (“Wilshire” or the “Index Provider”). The Wilshire 4500 is a subset of the Wilshire 5000 Total Market IndexSM (the “Wilshire 5000”). Designed to represent the extended market, the Wilshire 4500 is the Wilshire 5000 with the components of the S&P 500 Index excluded.

The Fund will invest at least 80% of its total assets in equity securities that comprise the Wilshire 4500. Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) and Guggenheim Partners Asset Management, LLC (the “Investment Sub-Adviser”) seek a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser and Investment Sub-Adviser use quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that resemble the Index in terms of key risk factors, performance attributes and other characteristics.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2011.

On a market price basis, the Fund generated a total return of 35.08%, which included a change in market price to $31.31 on February 28, 2011, from $23.44 on August 31, 2010. On an NAV basis, the Fund generated a total return of 35.85%, which included a change in NAV to $31.38 on February 28, 2011, from $23.36 on August 31, 2010. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and domestic market comparison purposes, the Wilshire 4500 returned 35.69% and the S&P 500 Index returned 27.73% for the same period.

The Fund made an annual distribution of $0.3350 per share on December 31, 2010, to shareholders of record on December 29, 2010.

Performance Attribution
For the six-month period ended February 28, 2011, all nine industry sectors in which the Fund was invested had positive returns, contributing to the Fund’s performance. The industrial sector contributed most significantly to the Fund’s return, followed by the consumer non-cyclical sector. The utilities sector contributed least significantly to the Fund’s return.

Positions that contributed most significantly to the Fund’s performance included Las Vegas Sands Corp., which owns and operates resort hotels and casinos; BorgWarner Inc., a supplier of engineered automotive systems and components; and Walter Energy, Inc., a producer and exporter of metallurgical coal for the steel industry (0.5%, 0.3% and 0.2%, respectively, of long-term investments at period end). Positions that detracted most significantly from the Fund’s performance included Talbots, Inc., a clothing retailer; auto manufacturer General Motors Co.; and Amylin Pharmaceuticals, Inc., a biopharmaceutical company (less than 0.1%, 0.6% and 0.1%, respectively, of long-term investments at period end).

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Management Discussion of Fund Performance continued

WFVK | Wilshire 5000 Total Market ETF

Fund Overview
The Wilshire 5000 Total Market ETF, NYSE Arca ticker WFVK (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called Wilshire 5000 Total Market IndexSM (the “Index”).

The Index is a rules-based index comprised of, as of February 28, 2011, approximately 3,900 securities, including common stocks and real estate investment trusts (“REITs”). The Index is designed to represent the total U.S. equity market and includes all U.S. equity securities that have readily available prices. The Fund will invest at least 80% of its total assets in equity securities that comprise the Index. Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) and Guggenheim Partners Asset Management, LLC (the “Investment Sub-Adviser”) seek a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser and Investment Sub-Adviser use quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that resemble the Index in terms of key risk factors, performance attributes and other characteristics.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2011.

On a market price basis, the Fund generated a total return of 28.51%, which included a change in market price to $29.61 on February 28, 2011, from $23.37 on August 31, 2010. On an NAV basis, the Fund generated a total return of 29.24%, which included a change in NAV to $29.65 on February 28, 2011, from $23.27 on August 31, 2010. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and domestic market comparison purposes, the Index returned 29.05% and the S&P 500 Index returned 27.73% for the same period.

The Fund made an annual distribution of $0.4000 per share on December 31, 2010, to shareholders of record on December 29, 2010.

Performance Attribution
For the six-month period ended February 28, 2011, all ten industry sectors in which the Fund was invested had positive returns, contributing to the Fund’s performance. The energy sector contributed most significantly to the Fund’s return, followed by the technology sector. The diversified sector contributed least to the Fund’s return.

Positions that contributed most significantly to performance included Exxon Mobil Corp., an integrated international oil company; Apple, Inc., which designs, manufactures and markets computers and other electronic devices; and General Electric Co., a diversified technology, media and financial services company (3.0%, 2.2% and 1.5%, respectively, of long-term investments at period end). Positions that detracted most significantly from performance included Cisco Systems, Inc., which designs, manufactures, and sells networking and other products related to the communications and information technology industries; Newmont Mining Corp., a gold producing company with assets or operations in the United States, Australia, Peru, Indonesia, Ghana, Canada, New Zealand and Mexico; and Amylin Pharmaceuticals, Inc., a biopharmaceutical company that concentrates on products that treat diabetes (0.7%, 0.2% and less than 0.1%, respectively, of long-term investments at period end).

Semiannual Report | February 28, 2011 | 19

Management Discussion of Fund Performance continued

WMCR | Wilshire Micro-Cap ETF

Fund Overview
The Wilshire Micro-Cap ETF, NYSE ticker: WMCR (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Wilshire US Micro-Cap IndexSM (the “Index”).

The Index is a rules-based index comprised of, as of February 28, 2011, approximately 1,400 securities of micro-capitalization companies, as defined by Wilshire Associates Incorporated. The Index is designed to represent micro-sized companies and is a subset of the Wilshire 5000 Total Market IndexSM (the “Wilshire 5000”). The Index represents a float-adjusted, market capitalization-weighted index of the issues ranked below 2500 by market capitalization of the Wilshire 5000.

Under normal conditions, the Fund will invest at least 80% of its total assets in micro-capitalization companies. In addition, the Fund will invest at least 80% of its total assets in equity securities that comprise the Index. The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that resemble the Index in terms of key risk factors, performance attributes and other characteristics.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2011.

On a market price basis, the Fund generated a total return of 40.91%, which included a change in market price to $20.20 on February 28, 2011, from $14.38 on August 31, 2010. On an NAV basis, the Fund generated a total return of 41.34%, which included a change in NAV to $20.19 on February 28, 2011, from $14.33 on August 31, 2010. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index comparison purposes, the Index returned 38.51% for the same period. For broad equity market comparison purposes, the S&P 500 Index returned 27.73% for the same period.

The Fund made an annual distribution of $0.0600 per share on December 31, 2010 to shareholders of record on December 29, 2010.

Performance Attribution
For the six-month period ended February 28, 2011, all ten industry sectors in which the Fund was invested had positive returns, contributing to the Fund’s performance. The consumer non-cyclical sector contributed most significantly to the Fund’s return, followed by the financial sector. The diversified and utilities sectors contributed least significantly to the Fund’s return.

Positions that contributed most significantly to the Fund’s performance included Newcastle Investment Corp., which invests in and manages a portfolio of real estate securities, loans and other real estate related assets; 3D Systems Corp., a provider of systems that enable three-dimensional objects to be produced directly from computer data; and Georesources, Inc., an oil and gas exploration and development company; (0.8%, 0.9% and 1.2%, respectively, of long-term investments at period end). Positions that detracted most significantly from performance included MELA Sciences, Inc., a medical device company focused on an instrument to assist in the early diagnosis of melanoma (0.1% of long-term investments at period end); Alexza Pharmaceuticals, Inc., which is focused on the development of products for the acute treatment of central nervous system conditions (0.1% of long-term investments at period end); and China North East Petroleum Holdings Ltd., which is engaged in the exploration and production of crude oil in northern China (not held in the portfolio at period end).

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Management Discussion of Fund Performance continued

WREI | Wilshire US REIT ETF

Fund Overview
The Wilshire US REIT ETF, NYSE Arca ticker: WREI (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Wilshire US Real Estate Investment Trust IndexSM (the “Index”).

The Wilshire US REIT is a rules-based index comprised of, as of February 28, 2011, 94 securities, which included securities of companies of all categories of market capitalizations, (subject to certain minimum market capitalization requirements), as defined by Wilshire Associates Incorporated (“Wilshire”). The Wilshire US REIT is comprised primarily of real estate investment trusts (“REITs”) and is derived from the broader Wilshire 5000 Total Market IndexSM. The Wilshire US REIT is weighted by float-adjusted market capitalization. The Fund will invest at least 80% of its total assets in equity securities that comprise the Wilshire US REIT. Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) and Guggenheim Partners Asset Management, LLC (the “Investment Sub-Adviser”) seek a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2011.

On a market price basis, the Fund generated a total return of 22.35%, which included a change in market price to $32.77 on February 28, 2011, from $27.17 on August 31, 2010. On an NAV basis, the Fund generated a total return of 21.97%, which included a change in NAV to $32.80 on February 28, 2011, from $27.28 on August 31, 2010. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and domestic equity REIT market comparison purposes, the Index returned 22.11% and the FTSE Nareit Equity REIT Index returned 21.24% for the same period.

The Fund pays distributions quarterly on the last business day of each calendar quarter to shareholders of record two business days earlier. Per share distributions paid since the last fiscal period ended August 31, 2010, were:

Date	Amount
September 30, 2010	$0.2120
December 31, 2010	$0.2090

Performance Attribution
All of the Fund’s holdings are categorized in the financial sector, which is subdivided into subsectors representing various types of real estate investment trusts, all of which had positive returns for the six-month period ended February 28, 2011. The regional malls REIT sector made the strongest contribution to the Fund’s return; the single tenant REIT sector contributed least to the Fund’s return. Positions that contributed most significantly to performance included Simon Property Group, Inc., which invests in regional malls, community/lifestyle centers and international properties in North America, Europe and Asia; Host Hotels & Resorts, Inc., which owns and operates luxury hotels under brand names including Marriott, Ritz-Carlton and Westin; and Equity Residential, which is focused on the acquisition, development and management of apartment properties in the US (9.7%, 3.7% and 4.7%, respectively, of long-term investments at period end). Only two of the Fund’s holdings had negative returns for the six-month period, detracting from performance. These were Hudson Pacific Properties, Inc., which owns and operates office properties, mainly in California; and Dupont Fabros Technology, Inc., which owns and operates large-scale data center facilities (0.1% and 0.4%, respectively, of long-term investments at period end).

Semiannual Report | February 28, 2011 | 21

Management Discussion of Fund Performance continued

Risks and Other Considerations
The views expressed in this report reflect those of the portfolio managers and Guggenheim Funds Investment Advisors only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

This information does not represent an offer to sell securities of the funds and it is not soliciting an offer to buy securities of the Funds. There can be no assurance that the funds will achieve their investment objectives. Below are some general risks and considerations associated with investing in an ETF and may not apply to each of the ETFs listed in the report. Please refer to the individual ETF prospectus for a more detailed discussion of the fund-specific risks and considerations.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. This includes the risk that the value of the securities held by the funds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the funds participate, or factors relating to specific companies in which the funds invest.

Foreign Investment Risk. The funds’ investments in non-U.S. issuers, although limited to ADRs and GDRs(EEB only), may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the funds’ investments or prevent the funds from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the funds have invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Emerging Markets Risk: Investment in securities of issuers based in developing or “emerging market” countries entails all of the risks of investing in securities of non-U.S. issuers, as previously described, but to a heightened degree.

Industry Risk. To the extent that any funds focus their investments in a particular industry or group of related industries, the NAV of the funds will be more susceptible to factors affecting that industry or sector.

Micro-, Small and Medium-Sized Company Risk: Investing in securities of these companies involves greater risk as their stocks may be more volatile and less liquid than investing in more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Micro-cap companies may be newly formed, less developed and there may be less available information about the company.

MLP Risk. Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a MLP, including a conflict arising as a result of incentive distribution payments.

Portfolio Turnover Risk. Certain funds may engage in active and frequent trading of its portfolio securities in connection with the rebalancing of their respective index, and therefore the fund’s investments. A portfolio turnover rate of 200%, for example, is equivalent to the fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the fund’s shareholders, the fund will seek to utilize the creation and redemption in kind mechanism to minimize capital gains to the extent possible.

Replication Management Risk. Unlike many investment companies, these funds are not “actively” managed. Therefore, they won’t necessarily sell a security because the security’s issuer was in financial trouble unless that stock is removed from the index.

Non-Correlation Risk: The funds’ return may not match the return of the index for a number of reasons. For example, the fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the funds’ securities holdings to reflect changes in the composition of the Index. The funds may not be fully invested at times, either as a result of cash flows into the funds or reserves of cash held by the funds to meet redemptions and expenses. If the funds utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the index with the same weightings as the index.

Issuer-Specific Changes: The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The funds are considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Guggenheim BRIC ETF is also subject to risks incurred by investing in companies that are located in Brazil, Russia, India and China. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of the currency of Brazil, which have led to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Investing in securities of Russian companies involves additional risks, including, among others, the absence of developed legal structures governing private or foreign investments and private property; the possibility of the loss of all or a substantial portion of the Fund’s assets invested in Russia as a result of expropriation. Investing in securities of Indian companies involves additional risks, including, but not limited to greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets, more substantial governmental involvement in the economy, higher rates of inflation and greater political, economic and social uncertainty. Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. As an investor in such companies, the Fund is indirectly subject to those risks.

The Guggenheim Multi-Asset Income ETF is also subject to risks incurred by investing in preferred stocks—some that may be rated below investment grade, REITs, and other investment companies.

The Guggenheim Sector Rotation ETF is also subject to various sector risks, which will can cause the NAV of the fund to be more susceptible to factors affecting those sectors.

The Guggenheim Ocean Tomo Patent ETF and the Guggenheim Ocean Tomo Growth Index ETF are also subject to patent risk meaning that the companies in which they invest (via the Index) can be significantly affected by patent considerations, including the termination of their patent protection for their products.

Guggenheim Raymond James SB-1 Equity ETF is also subject to risks relating to Raymond James & Associates Equity Securities Ratings. The Fund will seek to construct and maintain a portfolio consisting of the equity securities rated SB-1 by Raymond James & Associates analysts.

22 | Semiannual Report | February 28, 2011

Management Discussion of Fund Performance continued

Changes in the ratings methodologies or in the scope of equity research by Raymond James & Associates may have an adverse effect on the ability of the Fund to pursue its investment strategy.

There is no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the funds will continue to be met or will remain unchanged.

In addition to the risks described above, there are certain other risks related to investing in the funds. These risks are described further in the Prospectus and Statement of Additional Information.

Semiannual Report | February 28, 2011 | 23

Fund Summary & Performance | As of February 28, 2011 (unaudited)

EEB | Guggenheim BRIC ETF

Fund Statistics
Share Price	$45.46
Net Asset Value	$45.49
Premium/Discount to NAV	-0.07%
Net Assets ($000)	$745,992

Total Returns
(Inception 9/21/06)	Six Month	One Year	Three Year (Annualized)	Since Inception (Annualized)
Guggenheim BRIC ETF
NAV	15.74%	15.53%	-0.67%	16.97%
Market	15.60%	16.27%	-0.76%	16.95%
The BNY Mellon BRIC Select ADR Index	16.21%	16.00%	-0.16%	17.73%
MSCI Emerging
Markets Index	14.94%	20.91%	0.52%	10.62%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.58 per share for share price returns or initial net asset value (NAV) of $24.58 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.64%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was 0.63% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.64%. There is a contractual fee waiver currently in place for this Fund through December 31, 2013 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Energy	27.5%
Basic Materials	18.7%
Financial	17.3%
Communications	16.4%
Consumer, Non-cyclical	7.3%
Technology	5.8%
Utilities	3.0%
Consumer, Cyclical	2.4%
Industrial	1.1%
Total Common and Preferred Stocks	99.5%
Exchange Traded Funds	0.1%
Investments of Collateral for Securities Loaned	5.8%
Total Investments	105.4%
Liabilities in excess of Other Assets	-5.4%
Net Assets	100.0%

% of Long-Term
Country Breakdown	Investments
Brazil	55.3%
China	30.6%
India	11.4%
Russia	2.6%
United States	0.1%

% of Long-Term
Top Ten Holdings	Investments
Petroleo Brasileiro SA - Preferred	9.0%
Petroleo Brasileiro SA	7.9%
Vale SA - Preferred	7.3%
Vale SA	5.4%
Itau Unibanco Holding SA - Preferred	4.9%
China Mobile Ltd.	4.7%
Banco Bradesco SA - Preferred	4.2%
CNOOC Ltd.	4.2%
Infosys Technologies Ltd.	3.6%
PetroChina Co. Ltd.	2.9%
Portfolio breakdown is shown as a percentage of net assets. Country breakdown and holdings are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

24 | Semiannual Report | February 28, 2011

Fund Summary & Performance (unaudited) continued

DEF | Guggenheim Defensive Equity ETF

Fund Statistics
Share Price	$25.54
Net Asset Value	$25.52
Premium/Discount to NAV	0.08%
Net Assets ($000)	$21,696

Total Returns
(Inception 12/15/06)	Six Month	One Year	Three Year (Annualized)	Since Inception (Annualized)
Guggenheim Defensive Equity ETF
NAV	17.68%	23.33%	4.42%	2.51%
Market	17.66%	23.42%	4.47%	2.52%
Sabrient Defensive Equity Index	18.08%	24.27%	5.22%	3.31%
S&P 500 Index	27.73%	22.58%	2.19%	0.46%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.07 per share for share price returns or initial net asset value (NAV) of $25.07 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.42%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was 0.65%, while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.29%. There is a contractual fee waiver currently in place for this Fund through December 31, 2013 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Consumer, Non-cyclical	23.0%
Utilities	17.8%
Energy	16.4%
Financial	14.9%
Communications	8.7%
Consumer, Cyclical	7.2%
Industrial	5.0%
Basic Materials	3.9%
Technology	2.9%
Total Common Stocks and Master Limited Partnerships	99.8%
Investments of Collateral for Securities Loaned	3.5%
Total Investments	103.3%
Liabilities in excess of Other Assets	-3.3%
Net Assets	100.0%

% of Long-Term
Top Ten Holdings	Investments
Family Dollar Stores, Inc.	1.2%
Range Resources Corp.	1.1%
Williams Partners, LP	1.1%
VF Corp.	1.1%
Church & Dwight Co., Inc.	1.1%
Alliance Resource Partners, LP	1.1%
Hormel Foods Corp.	1.1%
Penn West Petroleum Ltd.	1.1%
El Paso Pipeline Partners, LP	1.1%
IntercontinentalExchange, Inc.	1.0%
Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Semiannual Report | February 28, 2011 | 25

Fund Summary & Performance (unaudited) continued

NFO | Guggenheim Insider Sentiment ETF

Fund Statistics
Share Price	$34.00
Net Asset Value	$34.08
Premium/Discount to NAV	-0.23%
Net Assets ($000)	$163,606

Total Returns
			Three	Since
	Six		Year	Inception
(Inception 9/21/06)	Month	One Year	(Annualized)	(Annualized)
Guggenheim Insider Sentiment ETF
NAV	34.16%	30.53%	10.48%	8.55%
Market	33.89%	30.27%	10.50%	8.50%
Sabrient Insider
Sentiment Index	34.59%	31.44%	11.29%	9.59%
S&P 500 Index	27.73%	22.58%	2.19%	2.21%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.14 per share for share price returns or initial net asset value (NAV) of $25.14 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.83%. In the Financial Highlights section of the Semiannual Report, the Fund’s annualized net operating expense ratio was 0.65%, while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.81%. There is a contractual fee waiver in place for this Fund through December 31, 2013 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Financial	16.9%
Consumer, Cyclical	15.3%
Consumer, Non-cyclical	14.2%
Technology	12.0%
Basic Materials	11.0%
Communications	8.7%
Utilities	7.7%
Industrial	7.2%
Energy	5.9%
Diversified	0.9%
Total Common Stocks, Tracking Stocks and Master Limited Partnerships	99.8%
Exchange Traded Funds	0.2%
Total Long-Term Investments	100.0%
Investments of Collateral for Securities Loaned	4.7%
Total Investments	104.7%
Liabilities in excess of Other Assets	-4.7%
Net Assets	100.0%

% of Long-Term
Top Ten Holdings	Investments
Mercer International, Inc.	1.9%
W&T Offshore, Inc.	1.4%
Healthspring, Inc.	1.2%
Concho Resources, Inc.	1.2%
DISH Network Corp.	1.2%
Boston Private Financial Holdings, Inc.	1.2%
International Coal Group, Inc.	1.2%
TTM Technologies, Inc.	1.1%
DeVry, Inc.	1.1%
Time Warner, Inc.	1.1%
Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

26 | Semiannual Report | February 28, 2011

Fund Summary & Performance (unaudited) continued

XGC | Guggenheim International Small Cap LDRs ETF

Fund Statistics
Share Price	$23.80
Net Asset Value	$23.81
Premium/Discount to NAV	-0.04%
Net Assets ($000)	$10,716

Total Returns
			Three	Since
	Six		Year	Inception
(Inception 4/2/07)	Month	One Year	(Annualized)	(Annualized)
Guggenheim International
Small Cap LDRs ETF
NAV	17.82%	24.09%	4.14%	-0.17%
Market	18.75%	24.04%	4.00%	-0.18%
The BNY Mellon Small Cap Select ADR Index	17.89%	24.35%	4.73%1	0.72%1
MSCI All-Country World ex-US Small Cap Index	25.73%	29.32%	8.24%	1.47%
S&P 500 Index	27.73%	22.58%	2.19%	0.44%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.02 per share for share price returns or initial net asset value (NAV) of $25.02 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.45% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of Long-Term
Country Breakdown	Investments
Cayman Islands	28.2%
Brazil	17.3%
Argentina	8.3%
Mexico	8.2%
China	5.9%
Chile	5.9%
Russia	5.8%
Japan	4.2%
Israel	4.0%
Netherlands	3.2%
South Africa	2.7%
Luxembourg	1.2%
Ireland	1.2%
India	1.0%
Virgin Islands	1.0%
France	0.7%
Indonesia	0.7%
Germany	0.3%
Denmark	0.2%

Portfolio Breakdown	% of Net Assets
Communications	21.2%
Consumer, Non-cyclical	13.3%
Technology	11.6%
Industrial	11.2%
Utilities	10.3%
Consumer, Cyclical	10.2%
Basic Materials	9.3%
Financial	8.0%
Energy	4.6%
Total Common Stocks and Preferred Stocks	99.7%
Investments of Collateral for Securities Loaned	15.4%
Total Investments	115.1%
Liabilities in excess of Other Assets	-15.1%
Net Assets	100.0%

1
The above benchmark returns reflect the blended return of the Great Companies Large-Cap Growth Index ETF from 4/2/2007 - 7/26/2009 and the return of The Bank of New York Small Cap Select ADR Index from 7/27/2009 - 2/28/2011.

Semiannual Report | February 28, 2011 | 27

Fund Summary & Performance (unaudited) continued

XGC | Guggenheim International Small Cap LDRs ETF (continued)

% of Long-Term
Top Ten Holdings	Investments
Wimm-Bill-Dann Foods OJSC, ADR	3.9%
Netease.com, ADR	3.6%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	2.8%
Cia Paranaense de Energia, ADR	2.7%
Sappi Ltd., ADR	2.7%
Focus Media Holding Ltd., ADR	2.7%
Tim Participacoes SA, ADR	2.6%
NICE Systems Ltd., ADR	2.3%
Konami Corp., ADR	2.2%
Brasil Telecom SA, ADR	2.2%
Portfolio breakdown is shown as a percentage of net assets. Country breakdown and holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

28 | Semiannual Report | February 28, 2011

Fund Summary & Performance (unaudited) continued

CZA | Guggenheim Mid-Cap Core ETF

Fund Statistics
Share Price	$30.56
Net Asset Value	$30.67
Premium/Discount to NAV	-0.36%
Net Assets ($000)	$13,800

Total Returns
			Three	Since
	Six		Year	Inception
(Inception 4/2/07)	Month	One Year	(Annualized)	(Annualized)
Guggenheim Mid-Cap Core ETF
NAV	28.55%	30.51%	9.93%	5.85%
Market	27.82%	30.15%	8.43%	5.75%
Zacks Mid-Cap Core Index	29.25%	32.29%	11.35%	7.14%
S&P 500 Index	27.73%	22.58%	2.19%	0.44%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.09 per share for share price returns or initial net asset value (NAV) of $25.09 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 3.34%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was determined to be 0.65% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was determined to be 1.78%. There is a contractual fee waiver currently in place for this Fund through December 31, 2013 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Industrial	21.8%
Consumer, Non-cyclical	18.3%
Financial	14.9%
Energy	14.7%
Technology	9.3%
Utilities	8.4%
Communications	4.7%
Basic Materials	4.0%
Consumer, Cyclical	3.6%
Total Common Stocks, Master Limited Partnerships and Tracking Stocks	99.7%
Exchange Traded Fund	0.2%
Total Long-Term Investments	99.9%
Investments of Collateral for Securities Loaned	2.3%
Total Investments	102.2%
Liabilities in excess of Other Assets	-2.2%
Net Assets	100.0%

% of Long-Term
Top Ten Holdings	Investments
Dover Corp.	2.2%
Discover Financial Services	2.2%
CIGNA Corp.	2.2%
Cooper Industries PLC (Ireland)	2.0%
AmerisourceBergen Corp.	2.0%
Brown-Forman Corp., Class B	2.0%
Check Point Software Technologies Ltd. (Israel)	1.9%
Amphenol Corp., Class A	1.9%
Rockwell Collins, Inc.	1.9%
Fidelity National Information Services, Inc.	1.8%
Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com.The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Semiannual Report | February 28, 2011 | 29

Fund Summary & Performance (unaudited) continued

CVY | Guggenheim Multi-Asset Income ETF

Fund Statistics
Share Price	$21.26
Net Asset Value	$21.23
Premium/Discount to NAV	0.14%
Net Assets ($000)	$430,979

Total Returns
			Three	Since
	Six		Year	Inception
(Inception 9/21/06)	Month	One Year	(Annualized)	(Annualized)
Guggenheim Multi-Asset Income ETF
NAV	18.82%	23.60%	4.73%	2.27%
Market	18.92%	23.57%	4.73%	2.30%
Zacks Multi-Asset Income Index	19.34%	24.46%	5.54%	3.23%
S&P 500 Index	27.73%	22.58%	2.19%	2.21%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.96 per share for share price returns or initial net asset value (NAV) of $24.96 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.98%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was 0.65% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.75%. There is a contractual fee waiver currently in place for this Fund through December 31, 2013 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Financial	22.8%
Energy	20.1%
Utilities	14.0%
Consumer, Non-cyclical	12.0%
Industrial	6.1%
Communications	5.5%
Consumer, Cyclical	4.6%
Basic Materials	3.1%
Technology	2.4%
Common Stocks, Convertible Preferred Stocks, Preferred Stocks, and Master Limited Partnerships	90.6%
Exchange Traded Funds	0.2%
Closed End Funds	9.0%
Total Long-Term Investments	99.8%
Investments of Collateral for Securities Loaned	3.9%
Total Investments	103.7%
Liabilities in excess of Other Assets	-3.7%
Net Assets	100.0%

% of Long-Term
Top Ten Holdings	Investments
Marathon Oil Corp.	1.6%
ConocoPhillips	1.4%
Penn West Petroleum Ltd.	1.3%
Chevron Corp.	1.3%
General Electric Co.	1.2%
Banco Santander SA	1.2%
Total SA	1.2%
Enerplus Corp.	1.1%
Marsh & McLennan Cos., Inc.	1.1%
Telefonica SA	1.1%
Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com.The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

30 | Semiannual Report | February 28, 2011

Fund Summary & Performance (unaudited) continued

OTR | Guggenheim Ocean Tomo Growth Index ETF

Fund Statistics
Share Price	$29.28
Net Asset Value	$29.09
Premium/Discount to NAV	0.65%
Net Assets ($000)	$5,818

Total Returns
(Inception 4/2/07)	Six Month	One Year	Three Year (Annualized)	Since Inception (Annualized)
Guggenheim Ocean Tomo Growth Index ETF
NAV	27.28%	22.82%	7.23%	4.58%
Market	26.46%	23.51%	6.79%	4.76%
Ocean Tomo 300® Patent Growth Index	27.65%	23.59%	7.92%	5.57%
S&P 500 Index	27.73%	22.58%	2.19%	0.44%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.14 per share for share price returns or initial net asset value (NAV) of $25.14 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 3.03%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was 0.65% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 2.72%. There is a contractual fee waiver currently in place for this Fund through December 31, 2013 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Technology	41.4%
Consumer, Non-cyclical	24.7%
Communications	16.0%
Industrial	15.0%
Basic Materials	1.7%
Consumer, Cyclical	0.8%
Energy	0.0%*
Total Common Stock	99.6%
Exchange Traded Fund	0.3%
Total Long-Term Investments	99.9%
Investments of Collateral for Securities Loaned	0.2%
Total Investments	100.1%
Liabilities in excess of Other Assets	-0.1%
Net Assets	100.0%
*	Less than 0.1%

Top Ten Holdings	% of Long-Term Investments
International Business Machines Corp.	14.4%
Microsoft Corp.	12.8%
GlaxoSmithKline PLC, ADR (United Kingdom)	9.0%
Amazon.com, Inc.	7.0%
Boeing Co.	4.8%
DIRECTV - Class A	4.3%
Deere & Co.	4.1%
Research In Motion Ltd. (Canada)	3.8%
Gilead Sciences, Inc.	3.5%
Dell, Inc.	3.3%
Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Semiannual Report | February 28, 2011 | 31

Fund Summary & Performance (unaudited) continued

OTP | Guggenheim Ocean Tomo Patent ETF

Fund Statistics
Share Price	$27.37
Net Asset Value	$27.42
Premium/Discount to NAV	-0.18%
Net Assets ($000)	$20,564

Total Returns
(Inception 12/15/06)	Six Month	One Year	Three Year (Annualized)	Since Inception (Annualized)
Guggenheim Ocean Tomo Patent ETF
NAV	31.59%	23.74%	3.75%	3.57%
Market	30.92%	23.40%	3.77%	3.52%
Ocean Tomo 300® Patent Index	32.05%	24.61%	4.46%	4.35%
S&P 500 Index	27.73%	22.58%	2.19%	0.46%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.27 per share for share price returns or initial net asset value (NAV) of $25.27 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.61%. In the Financial Highlights section of this Annual Report, the Fund’s annualized net operating expense ratio was 0.65%, while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.31%. There is a contractual fee waiver currently in place for this Fund through December 31, 2013 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside this expense cap and actual expenses will be higher than 0.60%. Without this expense cap, actual returns would be lower.

Country Breakdown	% of Long-Term Investments
United States	79.4%
United Kingdom	6.4%
Japan	3.9%
Germany	2.4%
France	2.0%
Canada	1.3%
Switzerland	1.0%
Ireland	1.0%
Sweden	0.8%
Finland	0.6%
Bermuda	0.6%
South Korea	0.2%
Singapore	0.2%
Taiwan	0.1%
Channel Islands	0.1%
Israel	0.0%*
Cayman Islands	0.0%*
*	Less than 0.1%

Portfolio Breakdown	% of Net Assets
Technology	26.6%
Industrial	18.0%
Communications	16.6%
Consumer, Non-cyclical	16.5%
Energy	10.4%
Consumer, Cyclical	5.0%
Basic Materials	3.4%
Financial	3.0%
Utilities	0.3%
Common Stocks	99.8%
Investments of Collateral for Securities Loaned	1.1%
Total Investments	100.9%
Liabilities in excess of Other Assets	-0.9%
Net Assets	100.0%

Top Ten Holdings	% of Long-Term Investments
Microsoft Corp.	4.4%
Royal Dutch Shell PLC	4.4%
General Electric Co.	4.4%
International Business Machines Corp.	3.9%
AT&T, Inc.	3.3%
Oracle Corp.	3.2%
Toyota Motor Corp.	3.1%
Pfizer, Inc.	3.0%
Citigroup, Inc.	2.7%
Siemens AG	2.4%
Portfolio breakdown is shown as a percentage of net assets. Country breakdown and holdings are shown as a percentage of long term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

32 | Semiannual Report | February 28, 2011

Fund Summary & Performance (unaudited) continued

RYJ | Guggenheim Raymond James SB-1 Equity ETF

Fund Statistics
Share Price	$22.57
Net Asset Value	$22.56
Premium/Discount to NAV	0.04%
Net Assets ($000)	$72,697

Total Returns
Performance inclusive of Predecessor Fund (Inception 5/19/06)	Six Month	One Year	Three Year (Annualized)	Since Inception (Annualized)
Guggenheim Raymond
James SB-1 Equity ETF
NAV	41.35%	34.61%	8.89%	5.71%
Market	41.50%	34.67%	12.69%	4.95%
Raymond James SB-1 Equity Index	41.85%	35.47%	10.07%	6.75%
S&P MidCap 400 Index	34.86%	32.76%	8.74%	6.45%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

On September 3, 2008, the Claymore/Raymond James SB-1 Equity ETF acquired the assets and adopted the financial and performance history of Claymore/Raymond James SB-1 Equity Fund (the “Predecessor Fund”), which had an inception date of May 19, 2006. For the period prior to September 3, 2008, the performance information provided relates exclusively to the Predecessor Fund, is based on NAV performance history of the Predecessor Fund and reflects the operating expenses of the Predecessor Fund.

The Fund’s annual operating expense ratio of 0.75% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Financial	21.9%
Consumer, Cyclical	21.6%
Energy	17.0%
Communications	11.3%
Technology	11.1%
Consumer, Non-cyclical	8.6%
Industrial	8.5%
Total Common Stocks and Master Limited Partnerships	100.0%
Investments of Collateral for Securities Loaned	4.0%
Total Investments	104.0%
Liabilities in excess of Other Assets	-4.0%
Net Assets	100.0%

Top Ten Holdings	% of Long-Term Investments
RailAmerica, Inc.	0.8%
Helix Energy Solutions Group, Inc.	0.8%
Pier 1 Imports, Inc.	0.8%
TETRA Technologies, Inc.	0.8%
Healthsouth Corp.	0.7%
BPZ Resources, Inc.	0.7%
Cinemark Holdings, Inc.	0.7%
Rowan Cos., Inc.	0.7%
Iridium Communications, Inc.	0.7%
Apartment Investment & Management Co., Class A, REIT	0.7%
Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com.The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Semiannual Report | February 28, 2011 | 33

Fund Summary & Performance (unaudited) continued

XRO | Guggenheim Sector Rotation ETF

Fund Statistics
Share Price	$25.88
Net Asset Value	$25.95
Premium/Discount to NAV	-0.27%
Net Assets ($000)	$23,373

Total Returns
(Inception 9/21/06)	Six Month	One Year	Three Year (Annualized)	Since Inception (Annualized)
Guggenheim Sector
Rotation ETF
NAV	28.74%	26.79%	-1.88%	1.47%
Market	28.33%	26.51%	-2.00%	1.41%
Zacks Sector Rotation Index	29.14%	27.64%	-1.12%	2.41%
S&P 500 Index	27.73%	22.58%	2.19%	2.21%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.98 per share for share price returns or initial net asset value (NAV) of $24.98 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.17%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was 0.65% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.14%. There is a contractual fee waiver currently in place for this Fund through December 31, 2013 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Consumer, Cyclical	38.8%
Technology	24.1%
Communications	14.8%
Industrial	9.5%
Basic Materials	7.1%
Consumer, Non-cyclical	5.9%
Total Long-Term Investments	100.2%
Investments of Collateral for Securities Loaned	0.4%
Total Investments	100.6%
Liabilities in excess of Other Assets	-0.6%
Net Assets	100.0%

Top Ten Holdings	% of Long-Term Investments
EI du Pont de Nemours & Co.	2.0%
Apple, Inc.	1.9%
Time Warner Cable, Inc.	1.9%
Cognizant Technology Solutions Corp.	1.9%
Union Pacific Corp.	1.8%
Yum! Brands, Inc.	1.8%
Starbucks Corp.	1.8%
Las Vegas Sands Corp.	1.8%
Amazon.com, Inc.	1.7%
Wynn Resorts Ltd.	1.7%
Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

34 | Semiannual Report | February 28, 2011

Fund Summary & Performance (unaudited) continued

CSD | Guggenheim Spin-Off ETF

Fund Statistics
Share Price	$23.64
Net Asset Value	$23.74
Premium/Discount to NAV	-0.42%
Net Assets ($000)	$13,059

Total Returns
(Inception 12/15/06)	Six Month	One Year	Three Year (Annualized)	Since Inception (Annualized)
Guggenheim Spin-Off ETF
NAV	26.33%	24.23%	2.97%	0.17%
Market	25.20%	23.77%	2.70%	0.07%
Beacon Spin-off Index	26.56%	24.71%	3.42%	0.62%
S&P 500 Index	27.73%	22.58%	2.19%	0.46%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.18 per share for share price returns or initial net asset value (NAV) of $25.18 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.57%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was 0.65% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.43%. There is a contractual fee waiver currently in place for this Fund through December 31, 2013 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Consumer, Non-cyclical	32.3%
Communications	21.9%
Consumer, Cyclical	15.6%
Financial	12.0%
Industrial	7.8%
Utilities	5.1%
Basic Materials	4.9%
Total Common Stock and Master Limited Partnerships	99.6%
Exchange-Traded Funds	0.3%
Total Investments	99.9%
Other Assets in excess of Liabilities	0.1%
Net Assets	100.0%

Top Ten Holdings	% of Long-Term Investments
EchoStar Corp., Class A	6.3%
Ascent Media Corp., Class A	6.2%
Philip Morris International, Inc.	5.3%
Brookfield Infrastructure Partners, LP (Bermuda)	5.1%
Time Warner Cable, Inc.	5.1%
Clearwater Paper Corp.	4.9%
HSN, Inc.	4.8%
Total System Services, Inc.	4.6%
Interval Leisure Group, Inc.	4.6%
Scripps Networks Interactive, Inc., Class A	4.4%
Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Semiannual Report | February 28, 2011 | 35

Fund Summary & Performance (unaudited) continued

WXSP | Wilshire 4500 Completion ETF

Fund Statistics
Share Price	$31.31
Net Asset Value	$31.38
Premium/Discount to NAV	-0.22%
Net Assets ($000)	$6,276

Total Returns
(Inception 3/9/10)	Six Month	Since Inception (Non- Annualized)
Wilshire 4500 Completion
NAV	35.85%	26.69%
Market	35.08%	26.40%
Wilshire 4500 Completion IndexSM	35.69%	26.55%
S&P 500 Index	27.73%	18.86%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.05 per share for share price returns or initial net asset value (NAV) of $25.05 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.18% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Financial	21.0%
Consumer, Non-cyclical	17.7%
Industrial	14.5%
Consumer, Cyclical	13.2%
Technology	9.2%
Communications	7.8%
Energy	7.3%
Basic Materials	5.0%
Utilities	4.2%
Total Common Stocks, Master Limited Partnerships, Rights and Tracking Stocks	99.9%
Investments of Collateral for Securities Loaned	2.6%
Total Investments	102.5%
Liabilities in excess of Other Assets	-2.5%
Net Assets	100.0%

Top Ten Holdings	% of Long-Term Investments
General Motors Co.	0.6%
Las Vegas Sands Corp.	0.5%
Mosaic Co.	0.5%
BlackRock, Inc.	0.5%
Crown Castle International Corp.	0.4%
Bunge Ltd. (Bermuda)	0.4%
Cimarex Energy Co.	0.3%
Annaly Capital Management, Inc., REIT	0.3%
Liberty Media Corp - Interactive, Class A	0.3%
CIT Group, Inc.	0.3%
Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com.The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

36 | Semiannual Report | February 28, 2011

Fund Summary & Performance (unaudited) continued

WFVK | Wilshire 5000 Total Market ETF

Fund Statistics
Share Price	$29.61
Net Asset Value	$29.65
Premium/Discount to NAV	-0.13%
Net Assets ($000)	$5,930

Total Returns
(Inception 3/9/10)	Six Month	Since Inception
Wilshire 5000 Total Market ETF
NAV	29.24%	20.25%
Market	28.51%	20.08%
Wilshire 5000 Total Market IndexSM	29.05%	20.09%
S&P 500 Index	27.73%	18.86%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.01 per share for share price returns or initial net asset value (NAV) of $25.01 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.12% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Consumer, Non-cyclical	19.4%
Financial	17.1%
Technology	12.5%
Energy	12.5%
Industrial	11.3%
Communications	10.8%
Consumer, Cyclical	9.0%
Basic Materials	3.8%
Utilities	3.3%
Diversified	0.1%
Total Common Stocks, Tracking Stocks and Master Limited Partnerships	99.8%
Investments of Collateral for Securities Loaned	0.6%
Total Investments	100.4%
Liabilities in excess of Other Assets	-0.4%
Net Assets	100.0%

Top Ten Holdings	% of Long-Term Investments
Exxon Mobil Corp.	3.0%
Apple, Inc.	2.2%
Microsoft Corp.	1.5%
General Electric Co.	1.5%
Chevron Corp.	1.5%
Procter & Gamble Co.	1.3%
International Business Machines Corp.	1.3%
JPMorgan Chase & Co.	1.3%
Johnson & Johnson	1.2%
Wells Fargo & Co.	1.2%
Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com.The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Semiannual Report | February 28, 2011 | 37

Fund Summary & Performance (unaudited) continued

WMCR | Wilshire Micro-Cap ETF

Fund Statistics
Share Price	$20.20
Net Asset Value	$20.19
Premium/Discount to NAV	0.05%
Net Assets ($000)	$54,537

Total Returns
(Inception 9/21/06)	Six Month	One Year	Three Year (Annualized)	Since Inception (Annualized)
Wilshire Micro-Cap ETF
NAV	41.34%	32.55%	-0.40%	-3.20%
Market	40.91%	34.91%	-0.40%	-3.18%
Sabrient Stealth Index/
Wilshire US Micro-Cap
IndexSM	38.51%	30.57%1	-0.20%2	-2.82%3
S&P 500 Index	27.73%	22.58%	2.19%	2.21%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.15 per share for share price returns or initial net asset value (NAV) of $25.15 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.50% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Financial	24.0%
Consumer, Non-cyclical	21.5%
Technology	12.3%
Industrial	10.6%
Consumer, Cyclical	9.8%
Communications	9.1%
Energy	8.1%
Basic Materials	3.1%
Utilities	0.6%
Diversified	0.2%
Total Common Stocks	99.3%
Exchange Traded Fund	0.5%
Rights	0.0%*
Total Long-Term Investments	99.8%
Investments of Collateral for Securities Loaned	15.7%
Total Investments	115.5%
Liabilities in excess of Other Assets	-15.5%
Net Assets	100.0%
*Less than 0.1%

Top Ten Holdings	% of Long-Term Investments
Georesources, Inc.	1.2%
Ceva, Inc.	1.0%
3D Systems Corp.	0.9%
Accelrys, Inc.	0.8%
Main Street Capital Corp.	0.8%
Pacific Capital Bancorp NA	0.8%
Newcastle Investment Corp., REIT	0.8%
Powerwave Technologies, Inc.	0.8%
Entercom Communications Corp., Class A	0.7%
Center Financial Corp.	0.7%
Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

1	The benchmark return reflects the blended return of the Sabrient Stealth Index from 2/28/10 - 8/19/10 and the return of the Wilshire US Micro-Cap Index from 8/20/10 - 2/28/11.
2	The benchmark return reflects the blended return of the Sabrient Stealth Index from 2/28/08 - 8/19/10 and the return of the Wilshire US Micro-Cap Index from 8/20/10 - 2/28/11.
3	The benchmark return reflects the blended return of the Sabrient Stealth Index from 9/21/06 - 8/19/10 and the return of the Wilshire US Micro-Cap Index from 8/20/10 - 2/28/11.

38 | Semiannual Report | February 28, 2011

Fund Summary & Performance (unaudited) continued

WREI | Wilshire US REIT ETF

Fund Statistics
Share Price	$32.77
Net Asset Value	$32.80
Premium/Discount to NAV	-0.09%
Net Assets ($000)	$11,480

Total Returns
(Inception 3/9/10)	Six Month	Since Inception
Wilshire US REIT ETF
NAV	21.97%	32.45%
Market	22.35%	32.33%
Wilshire US REIT IndexSM	22.11%	34.29%
FTSE Nareit Equity REIT Index	21.24%	32.57%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

The Fund’s annual operating expense ratio of 0.32% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expense.

Since inception returns assume a purchase of the Fund at the initial share price of $25.28 per share for share price returns or initial net asset value (NAV) of $25.28 per share for NAV returns. Returns for periods of less than one year are not annualized.

Portfolio Breakdown	% of Net Assets
Financial	99.8%
Exchange Traded Funds	0.2%
Total Long-Term Investments	100.0%
Investments of Collateral for Securities Loaned	1.4%
Total Investments	101.4%
Liabilities in excess of Other Assets	-1.4%
Net Assets	100.0%

Top Ten Holdings	% of Long-Term Investments
Simon Property Group, Inc.	9.7%
Vornado Realty Trust	5.2%
Public Storage	4.8%
Equity Residential	4.7%
HCP, Inc.	4.2%
Boston Properties, Inc.	4.1%
Host Hotels & Resorts, Inc.	3.7%
AvalonBay Communities, Inc.	3.1%
ProLogis	2.8%
Ventas, Inc.	2.6%
Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com.The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Semiannual Report | February 28, 2011 | 39

Overview of Fund Expenses | As of February 28, 2011 (unaudited)

As a shareholder of Guggenheim BRIC ETF; Guggenheim Defensive Equity ETF; Guggenheim Insider Sentiment ETF; Guggenheim International Small Cap LDRs ETF; Guggenheim Mid-Cap Core ETF; Guggenheim Multi-Asset Income ETF; Guggenheim Ocean Tomo Growth Index ETF; Guggenheim Ocean Tomo Patent ETF; Guggenheim Raymond James SB-1 Equity ETF; Guggenheim Sector Rotation ETF; Guggenheim Spin-Off ETF; Wilshire 4500 Completion ETF; Wilshire 5000 Total Market ETF; Wilshire Micro-Cap ETF and Wilshire US REIT ETF, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended February 28, 2011.

Actual Expense
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio for the Period Ended	Expenses Paid During Period1
	9/1/10	2/28/11	2/28/11	9/1/10 - 2/28/11
Guggenheim BRIC ETF2
Actual	$1,000.00	$1,157.36	0.63%	$3.37
Hypothetical	1,000.00	1,021.67	0.63%	3.16
(5% annual return before expenses)

Guggenheim Defensive Equity ETF2
Actual	1,000.00	1,176.78	0.65%	3.51
Hypothetical	1,000.00	1,021.57	0.65%	3.26
(5% annual return before expenses)

Guggenheim Insider Sentiment ETF2
Actual	1,000.00	1,341.59	0.65%	3.77
Hypothetical	1,000.00	1,021.57	0.65%	3.26
(5% annual return before expenses)

Guggenheim International Small Cap LDRs ETF
Actual	1,000.00	1,178.17	0.45%	2.43
Hypothetical	1,000.00	1,022.56	0.45%	2.26
(5% annual return before expenses)

Guggenheim Mid-Cap Core ETF2
Actual	1,000.00	1,285.53	0.65%	3.68
Hypothetical	1,000.00	1,021.57	0.65%	3.26
(5% annual return before expenses)

Guggenheim Multi-Asset Income ETF2
Actual	1,000.00	1,188.18	0.65%	3.53
Hypothetical	1,000.00	1,021.57	0.65%	3.26
(5% annual return before expenses)

40 | Semiannual Report | February 28, 2011

Overview of Fund Expenses (unaudited) continued

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio for the Period Ended	Expenses Paid During Period1
	9/1/10	2/28/11	2/28/11	9/1/10 - 2/28/11
Guggenheim Ocean Tomo Growth Index ETF2
Actual	$1,000.00	$1,272.77	0.65%	$3.66
Hypothetical	1,000.00	1,021.57	0.65%	3.26
(5% annual return before expenses)

Guggenheim Ocean Tomo Patent ETF2
Actual	1,000.00	1,315.91	0.65%	3.73
Hypothetical	1,000.00	1,021.57	0.65%	3.26
(5% annual return before expenses)

Guggenheim Raymond James SB-1 Equity ETF
Actual	1,000.00	1,413.54	0.75%	4.49
Hypothetical	1,000.00	1,021.08	0.75%	3.76
(5% annual return before expenses)

Guggenheim Sector Rotation ETF2
Actual	1,000.00	1,287.38	0.65%	3.69
Hypothetical	1,000.00	1,021.57	0.65%	3.26
(5% annual return before expenses)

Guggenheim Spin-Off ETF2
Actual	1,000.00	1,263.35	0.65%	3.65
Hypothetical	1,000.00	1,021.57	0.65%	3.26
(5% annual return before expenses)

Wilshire 4500 Completion ETF
Actual	1,000.00	1,358.50	0.18%	1.05
Hypothetical	1,000.00	1,023.90	0.18%	0.90
(5% annual return before expenses)

Wilshire 5000 Total Market ETF
Actual	1,000.00	1,292.41	0.12%	0.68
Hypothetical	1,000.00	1,024.20	0.12%	0.60
(5% annual return before expenses)

Wilshire Micro-Cap ETF
Actual	1,000.00	1,413.38	0.50%	2.99
Hypothetical	1,000.00	1,022.32	0.50%	2.51
(5% annual return before expenses)

Wilshire US REIT ETF
Actual	1,000.00	1,324.46	0.32%	1.84
Hypothetical	1,000.00	1,023.21	0.32%	1.61
(5% annual return before expenses)

1
Actual and hypothetical expenses are calculated using the annualized expense ratio. This represents the ongoing expenses of the Fund as a percentage of average net assets for the six months ended February 28, 2011. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value over the period; then multiplying that result by 181/365.

2	The expense ratios reflect an expense waiver. Please see the Notes to Financial Statements for more information.

Assumes all dividends and distributions were reinvested.

Premium/Discount Information
Information about the differences between the daily market price on secondary markets for Shares and the NAV of each Fund can be found at www.guggenheimfunds.com.

Semiannual Report | February 28, 2011 | 41

Portfolio of Investments | February 28, 2011(unaudited)

EEB | Guggenheim BRIC ETF

Number
of Shares	Description	Value

	Long-Term Investments - 99.6%
	Common Stocks - 64.4%
	Basic Materials - 9.1%
157,084	Aluminum Corp. of China Ltd., ADR (China)(a) (b)	$3,854,841
739,056	Cia Siderurgica Nacional SA, ADR (Brazil)	12,024,441
199,323	Fibria Celulose SA, ADR (Brazil)(b)	2,872,244
75,215	Mechel, ADR (Russia)	2,288,793
28,519	Sinopec Shanghai Petrochemical Co. Ltd., ADR (China)(a)	1,538,885
382,256	Sterlite Industries India Ltd., ADR (India)	5,634,453
1,162,902	Vale SA, ADR (Brazil)	39,806,136
		68,019,793

	Communications - 14.4%
138,758	Baidu, Inc., ADR (China)(b)	16,811,919
743,259	China Mobile Ltd., ADR (China)	35,133,853
129,957	China Telecom Corp. Ltd., ADR (China)(a)	7,702,551
1,091,130	China Unicom Hong Kong Ltd., ADR (China)	18,210,960
25,617	City Telecom HK Ltd., ADR (China)	373,752
158,523	Ctrip.com International Ltd., ADR (China)(b)	6,145,937
110,100	Focus Media Holding Ltd., ADR (China)(b)	2,919,852
126,536	Giant Interactive Group, Inc., ADR (China)	965,470
437,891	Mobile Telesystems OJSC, ADR (Russia)	8,245,488
78,065	NetEase.com, ADR (China)(b)	3,641,732
55,774	Perfect World Co. Ltd., ADR (China)(b)	1,183,524
36,115	Shanda Interactive Entertainment Ltd., ADR (China)(b)	1,521,525
34,040	Tata Communications Ltd., ADR (India)(b)	306,360
300,000	VimpelCom Ltd., ADR (Russia)	4,236,000
		107,398,923

	Consumer, Cyclical - 1.9%
22,722	7 Days Group Holdings Ltd., ADR (China)(b)	429,673
61,852	China Eastern Airlines Corp. Ltd., ADR (China)(a) (b)	1,375,588
42,699	China Southern Airlines Co. Ltd., ADR (China)(a) (b)	1,021,787
27,394	Home Inns & Hotels Management, Inc., ADR (China)(b)	926,191
263,109	Melco Crown Entertainment Ltd., ADR (China)(a) (b)	1,828,608
349,371	Tata Motors Ltd., ADR (India)	8,601,514
		14,183,361

	Consumer, Non-cyclical - 4.0%
12,021	51job, Inc., ADR (China)(b)	717,293
729,252	BRF - Brasil Foods SA, ADR (Brazil)	12,987,978
28,656	China Medical Technologies, Inc., ADR (China)(a) (b)	376,540
123,809	Dr Reddy’s Laboratories Ltd., ADR (India)(a)	4,215,697
90,718	Mindray Medical International Ltd., ADR (China)(a)	2,456,643
32,477	New Oriental Education & Technology Group, ADR (China)(b)	3,137,603
33,202	Simcere Pharmaceutical Group, ADR (China)(b)	415,025
136,062	Wimm-Bill-Dann Foods OJSC, ADR (Russia)(a)	4,405,688
83,137	WuXi PharmaTech Cayman, Inc., ADR (China)(b)	1,263,682
		29,976,149

	Energy - 18.6%
153,618	China Petroleum & Chemical Corp., ADR (China)	15,761,207
136,686	CNOOC Ltd., ADR (China)	31,210,881
191,808	JA Solar Holdings Co. Ltd., ADR (China)(b)	1,354,165
66,474	LDK Solar Co. Ltd., ADR (China)(a) (b)	872,139
159,676	PetroChina Co. Ltd., ADR (China)	21,768,629
1,469,535	Petroleo Brasileiro SA, ADR (Brazil)	58,531,579
106,157	Trina Solar Ltd., ADR (China)(a) (b)	2,929,933
207,438	Yanzhou Coal Mining Co. Ltd., ADR (China)	6,223,140
		138,651,673

	Financial - 8.2%
606,065	Banco Santander Brasil SA/Brazil, ADR (Brazil)	7,381,872
289,572	China Life Insurance Co. Ltd., ADR (China)(a)	16,575,101
41,675	CNinsure, Inc., ADR (China)(a)	732,646
79,498	E-House China Holdings Ltd., ADR (China)(a)	969,081
292,031	Gafisa SA, ADR (Brazil)	3,688,352
103,429	HDFC Bank Ltd., ADR (India)	15,215,440
393,378	ICICI Bank Ltd., ADR (India)	17,056,870
		61,619,362

	Industrial - 1.1%
56,419	China Digital TV Holding Co. Ltd., ADR (China)	403,396
30,157	China Ming Yang Wind Power Group Ltd., ADR (China)(a) (b)	296,142
124,642	Embraer SA, ADR (Brazil)	4,245,307
38,708	Guangshen Railway Co. Ltd., ADR (China)(a)	732,355
142,234	Suntech Power Holdings Co. Ltd., ADR (China)(a) (b)	1,351,223
109,302	Yingli Green Energy Holding Co. Ltd., ADR (China)(b)	1,261,345
		8,289,768

	Technology - 5.8%
17,438	Camelot Information Systems, Inc., ADR (China)(b)	363,582
10,801	Changyou.com Ltd., ADR (China)(b)	404,281
405,679	Infosys Technologies Ltd., ADR (India)	27,058,789
54,859	Longtop Financial Technologies Ltd., ADR (China)(b)	1,589,265
42,423	Patni Computer Systems Ltd., ADR (India)(a)	831,491
71,293	Renesola Ltd., ADR (China)(a) (b)	787,788
591,624	Semiconductor Manufacturing International Corp., ADR (China)(b)	2,372,412
92,450	Shanda Games Ltd., ADR (China)(b)	563,945
44,673	Spreadtrum Communications, Inc., ADR (China)(b)	891,673
64,438	VanceInfo Technologies, Inc., ADR (China)(b)	2,139,342
457,248	Wipro Ltd., ADR (India)(a)	6,017,384
		43,019,952

See notes to financial statements.

42 | Semiannual Report | February 28, 2011

Portfolio of Investments (unaudited) continued

EEB | Guggenheim BRIC ETF (continued)

Number
of Shares	Description	Value

	Utilities - 1.3%
227,453	Centrais Eletricas Brasileiras SA, ADR (Brazil)	$3,248,029
58,274	Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil)	2,910,204
22,024	CPFL Energia SA, ADR (Brazil)(a)	1,744,961
76,741	Huaneng Power International, Inc., ADR (China)(a)	1,725,905
		9,629,099

	Total Common Stocks - 64.4%
	(Cost $517,753,033)	480,788,080

	Preferred Stocks - 35.1%
	Basic Materials - 9.6%
114,808	Braskem SA, ADR (Brazil)(a) (b)	2,799,019
621,090	Gerdau SA, ADR (Brazil)	8,384,715
371,576	Ultrapar Participacoes SA, ADR (Brazil)	5,941,501
1,811,162	Vale SA, ADR (Brazil)	54,280,525
		71,405,760
	Communications - 2.0%
98,301	Brasil Telecom SA, ADR (Brazil)	2,265,838
245,858	Tele Norte Leste Participacoes SA, ADR (Brazil)	3,882,098
68,562	Tim Participacoes SA, ADR (Brazil)	2,654,721
166,432	VIVO Participacoes SA, ADR (Brazil)	6,126,362
		14,929,019

	Consumer, Cyclical - 0.5%
130,964	GOL Linhas Aereas Inteligentes SA, ADR (Brazil)(a)	1,762,775
91,597	TAM SA, ADR (Brazil)(b)	1,962,924
		3,725,699

	Consumer, Non-cyclical - 3.3%
134,422	Cia Brasileira de Distribuicao Grupo PAO de Acucar, ADR (Brazil)	5,069,054
722,258	Cia de Bebidas das Americas, ADR (Brazil)	19,508,188
		24,577,242

	Energy - 8.9%
1,897,676	Petroleo Brasileiro SA, ADR (Brazil)	66,741,265

	Financial - 9.1%
1,611,558	Banco Bradesco SA, ADR (Brazil)	31,554,305
1,644,703	Itau Unibanco Holding SA, ADR (Brazil)	36,545,301
		68,099,606

	Utilities - 1.7%
184,313	Centrais Eletricas Brasileiras SA, ADR (Brazil)	3,332,379
371,006	Cia Energetica de Minas Gerais, ADR (Brazil)	6,255,161
112,040	Cia Paranaense de Energia, ADR (Brazil)	2,859,261
		12,446,801

	Total Preferred Stocks - 35.1%
	(Cost $256,183,282)	261,925,392

	Exchange Traded Fund - 0.1%
10,000	Vanguard MSCI Emerging Markets ETF (United States)
	(Cost $451,707)	464,100

	Total Long-Term Investments - 99.6%
	(Cost $774,388,022)	743,177,572

	Investments of Collateral for Securities Loaned - 5.8%
	Money Market Fund - 5.8%
42,917,306	BNY Mellon Securities Lending Overnight Fund, 0.257%(c) (d)
	(Cost $42,917,306)	42,917,306

	Total Investments - 105.4%
	(Cost $817,305,328)	786,094,878
	Liabilities in excess of Other Assets - (5.4%)	(40,103,080)
	Net Assets - 100.0%	$745,991,798

ADR - American Depositary Receipt

OJSC - Open Joint Stock Company

SA - Corporation

(a)	Security, or portion thereof, was on loan at February 28, 2011.

(b)	Non-income producing security.

(c)
At February 28, 2011, the total market value of the Fund’s securities on loan was $42,279,654 and the total market value of the collateral held by the Fund was $43,445,315, consisting of cash collateral of $42,917,306 and U.S. Government and Agency securities valued at $528,009.

(d)	Interest rate shown reflects yield as of February 28, 2011.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

Semiannual Report | February 28, 2011 | 43

Portfolio of Investments (unaudited) continued

DEF | Guggenheim Defensive Equity ETF

Number
of Shares	Description	Value

	Long-Term Investments - 99.8%
	Common Stocks - 86.5%
	Basic Materials - 3.9%
2,400	Air Products & Chemicals, Inc.	$220,800
10,242	Iamgold Corp. (Canada)	217,130
12,544	Kinross Gold Corp. (Canada)	198,948
2,479	PPG Industries, Inc.	219,094
		855,972

	Communications - 8.7%
7,601	AT&T, Inc.	215,716
5,757	BCE, Inc. (Canada)	213,700
4,872	CenturyLink, Inc.	200,629
22,642	Frontier Communications Corp.	192,230
6,990	IAC/InterActiveCorp(a)	217,179
5,156	Liberty Global, Inc., Class A(a)	217,068
9,761	Shaw Communications, Inc. (Canada)(b)	208,300
5,855	Verizon Communications, Inc.	216,167
16,315	Windstream Corp.	204,590
		1,885,579

	Consumer, Cyclical - 6.2%
823	AutoZone, Inc.(a)	212,293
4,339	Darden Restaurants, Inc.	204,497
4,277	Dollar Tree, Inc.(a)	215,219
5,122	Family Dollar Stores, Inc.	256,510
2,870	McDonald’s Corp.	217,201
2,446	VF Corp.	234,009
		1,339,729

	Consumer, Non-cyclical - 23.0%
4,609	Abbott Laboratories	221,693
8,271	Bristol-Myers Squibb Co.	213,475
6,178	Campbell Soup Co.	207,952
3,094	Church & Dwight Co., Inc.	233,411
3,240	Clorox Co.	219,542
3,398	Coca-Cola Co.	217,200
9,331	ConAgra Foods, Inc.	216,106
4,351	Covidien PLC (Ireland)	223,859
2,279	CR Bard, Inc.	222,795
5,964	Dr Pepper Snapple Group, Inc.	215,062
5,983	ELI Lilly & Co.	206,773
4,212	Hershey Co.	220,372
4,412	HJ Heinz Co.	221,571
8,403	Hormel Foods Corp.	230,242
8,286	Iron Mountain, Inc.	215,436
3,982	Kellogg Co.	213,276
3,271	Kimberly-Clark Corp.	215,559
6,816	Kraft Foods, Inc., Class A	217,021
9,520	Kroger Co.	218,008
2,835	Lorillard, Inc.	217,643
11,536	RR Donnelley & Sons Co.	214,800
12,494	Sara Lee Corp.	213,897
7,124	SYSCO Corp.	197,976
		4,993,669

	Energy - 4.1%
6,596	Enerplus Corp. (Canada)	215,557
2,378	Noble Energy, Inc.	220,345
7,903	Penn West Petroleum Ltd. (Canada)	228,397
4,332	Range Resources Corp.	235,228
		899,527

	Financial - 14.9%
3,372	ACE Ltd. (Switzerland)	213,279
5,873	Axis Capital Holdings Ltd. (Bermuda)	213,307
49,908	Chimera Investment Corp., REIT	215,104
5,189	Commerce Bancshares, Inc.	208,390
5,945	Corporate Office Properties Trust, REIT	213,247
2,491	Everest RE Group Ltd. (Bermuda)	220,827
5,783	HCP, Inc., REIT	219,754
1,766	IntercontinentalExchange, Inc.(a)	226,401
22,499	KeyCorp	205,641
2,560	PartnerRe Ltd. (Bermuda)	203,008
3,192	RenaissanceRe Holdings Ltd. (Bermuda)	213,928
3,703	Travelers Cos., Inc.	221,921
7,001	Validus Holdings Ltd. (Bermuda)	216,681
8,750	Weyerhaeuser Co., REIT	213,587
5,669	Willis Group Holdings PLC (Ireland)	220,467
		3,225,542

	Industrial - 5.0%
3,156	Energizer Holdings, Inc.(a)	210,916
6,618	FLIR Systems, Inc.	213,761
6,667	Garmin Ltd. (Switzerland)(b)	226,345
9,082	IESI-BFC Ltd. (Canada)	225,960
5,638	Waste Management, Inc.	208,944
		1,085,926

	Technology - 2.9%
4,045	Accenture PLC, Class A (Ireland)	208,237
18,109	Activision Blizzard, Inc.	201,372
9,898	Allscripts Healthcare Solutions, Inc.(a)	211,322
		620,931

See notes to financial statements.

44 | Semiannual Report | February 28, 2011

Portfolio of Investments (unaudited) continued

DEF | Guggenheim Defensive Equity ETF (continued)

Number
of Shares	Description	Value

	Utilities - 17.8%
5,662	Alliant Energy Corp.	$222,970
7,531	Ameren Corp.	210,567
7,956	American Water Works Co., Inc.	220,700
6,431	Atmos Energy Corp.	217,496
13,174	CenterPoint Energy, Inc.	208,940
10,989	CMS Energy Corp.	211,648
4,287	Consolidated Edison, Inc.	214,264
8,102	DPL, Inc.	210,814
4,591	DTE Energy Co.	216,144
5,367	FirstEnergy Corp.	205,556
11,557	NiSource, Inc.	221,432
14,693	NV Energy, Inc.	215,840
4,597	PG&E Corp.	211,738
5,000	SCANA Corp.	202,400
4,079	Sempra Energy	217,125
5,694	Southern Co.	216,998
6,638	UGI Corp.	211,686
8,989	Xcel Energy, Inc.	215,197
		3,851,515

	Total Common Stocks - 86.5%
	(Cost $17,256,154)	18,758,390

	Master Limited Partnerships - 13.3%
	Consumer, Cyclical - 1.0%
5,121	Inergy, LP	212,419

	Energy - 12.3%
4,072	Alliance Holdings GP, LP	224,530
2,990	Alliance Resource Partners, LP(b)	230,948
6,590	Boardwalk Pipeline Partners, LP(b)	218,854
6,038	El Paso Pipeline Partners, LP	227,633
3,364	Enbridge Energy Partners, LP(b)	225,522
5,480	Energy Transfer Equity, LP	220,241
3,990	Energy Transfer Partners, LP	218,772
3,731	Magellan Midstream Partners, LP	225,502
3,117	NuStar Energy, LP(b)	218,657
2,641	ONEOK Partners, LP(b)	219,599
6,462	Spectra Energy Partners, LP	212,406
4,514	Williams Partners, LP(b)	234,096
		2,676,760

	Total Master Limited Partnerships - 13.3%
	(Cost $2,295,298)	2,889,179

	Total Long-Term Investments - 99.8%
	(Cost $19,551,452)	21,647,569

	Investments of Collateral for Securities Loaned - 3.5%
	Money Market Fund - 3.5%
755,628	BNY Mellon Securities Lending Overnight Fund, 0.257%(c) (d)
	(Cost $755,628)	755,628

	Total Investments - 103.3%
	(Cost $20,307,080)	22,403,197
	Liabilities in excess of Other Assets - (3.3%)	(707,358)
	Net Assets - 100.0%	$21,695,839

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at February 28, 2011.

(c)	At February 28, 2011, the total market value of the Fund’s securities on loan was $738,803 and the total market value of the collateral held by the Fund was $755,628.

(d)	Interest rate shown reflects yield as of February 28, 2011.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

Semiannual Report | February 28, 2011 | 45

Portfolio of Investments (unaudited) continued

NFO | Guggenheim Insider Sentiment ETF

Number
of Shares	Description	Value

	Long-Term Investments - 100.0%
	Common Stocks - 97.9%
	Basic Materials - 11.0%
12,562	CF Industries Holdings, Inc.	$1,774,760
18,551	Eastman Chemical Co.	1,732,849
93,372	Huntsman Corp.	1,648,016
101,449	KapStone Paper and Packaging Corp.(a)	1,739,850
224,421	Mercer International, Inc.(a)	3,112,719
118,405	PolyOne Corp.(a)	1,643,462
23,397	Sigma-Aldrich Corp.	1,494,834
20,812	Stepan Co.	1,460,794
86,774	Titanium Metals Corp.(a)	1,647,838
44,551	Valspar Corp.	1,693,829
		17,948,951

	Communications - 7.8%
28,166	Akamai Technologies, Inc.(a)	1,057,070
81,618	DISH Network Corp., Class A(a)	1,897,619
43,932	Meredith Corp.(b)	1,549,043
45,088	Motorola Solutions, Inc.(a)	1,742,200
23,245	Time Warner Cable, Inc.	1,677,824
48,521	Time Warner, Inc.	1,853,502
89,739	ValueClick, Inc.(a)	1,339,803
3,847	Washington Post Co., Class B(b)	1,666,097
		12,783,158

	Consumer, Cyclical - 15.3%
27,376	Abercrombie & Fitch Co., Class A	1,570,561
29,098	Allegiant Travel Co.	1,200,875
127,521	American Axle & Manufacturing Holdings, Inc.(a)	1,704,956
27,174	Coach, Inc.	1,492,396
45,763	CVS Caremark Corp.	1,512,925
26,034	Fastenal Co.(b)	1,617,492
21,104	Fossil, Inc.(a)	1,619,521
71,433	Gap, Inc.	1,609,386
28,009	Kohl’s Corp.	1,509,405
16,124	Lear Corp.	1,705,919
116,772	Lithia Motors, Inc.	1,767,928
62,966	Lumber Liquidators Holdings, Inc.(a)	1,465,849
108,922	Sally Beauty Holdings, Inc.(a)	1,412,718
25,779	Target Corp.	1,354,686
33,000	Tractor Supply Co.	1,718,310
30,147	WESCO International, Inc.(a)	1,755,158
		25,018,085

	Consumer, Non-cyclical - 14.2%
286,969	Akorn, Inc.(a)	1,604,157
46,346	Alere, Inc.(a)	1,790,809
90,701	Bridgepoint Education, Inc.(a) (b)	1,697,923
34,352	DeVry, Inc.	1,863,596
41,646	Dr Pepper Snapple Group, Inc.	1,501,755
80,886	Grand Canyon Education, Inc.(a)	1,300,647
52,982	Healthspring, Inc.(a)	1,994,242
36,465	Hill-Rom Holdings, Inc.	1,388,223
61,096	Hormel Foods Corp.	1,674,030
26,997	Humana, Inc.(a)	1,755,075
24,490	Ralcorp Holdings, Inc.(a)	1,588,177
10,735	Strayer Education, Inc.	1,475,418
34,440	VistaPrint NV (Netherlands)(a)	1,763,672
31,167	Whole Foods Market, Inc.	1,825,140
		23,222,864

	Diversified - 0.9%
89,007	Compass Diversified Holdings	1,442,803

	Energy - 5.9%
18,408	Concho Resources, Inc.(a)	1,960,820
11,416	First Solar, Inc.(a) (b)	1,682,604
190,959	International Coal Group, Inc.(a)	1,884,765
28,248	Oneok, Inc.	1,823,974
91,747	W&T Offshore, Inc.	2,342,301
		9,694,464

	Financial - 15.9%
25,175	Allied World Assurance Co. Holdings Ltd. (Switzerland)	1,553,549
125,115	American Equity Investment Life Holding Co.	1,651,518
38,525	Argo Group International Holdings Ltd. (Bermuda)	1,467,417
266,872	Boston Private Financial Holdings, Inc.	1,892,122
25,959	Chubb Corp.	1,575,192
4,736	CME Group, Inc.	1,474,222
58,852	Community Bank System, Inc.	1,480,716
17,967	Everest RE Group Ltd. (Bermuda)	1,592,775
161,421	Fulton Financial Corp.	1,757,875
35,610	MetLife, Inc.	1,686,490
186,744	MFA Financial, Inc., REIT	1,581,722
75,218	Montpelier RE Holdings Ltd. (Bermuda)	1,517,147
19,365	PartnerRe Ltd. (Bermuda)	1,535,644
29,203	Reinsurance Group of America, Inc.	1,763,569
75,248	Starwood Property Trust, Inc., REIT	1,760,051
121,803	Symetra Financial Corp.	1,741,783
		26,031,792

See notes to financial statements.

46 | Semiannual Report | February 28, 2011

Portfolio of Investments (unaudited) continued

NFO | Guggenheim Insider Sentiment ETF (continued)

Number of Shares	Description	Value

	Industrial - 7.2%
46,830	EnerSys(a)	$1,662,465
54,794	FLIR Systems, Inc.	1,769,846
22,257	General Dynamics Corp.	1,694,203
28,111	Itron, Inc.(a)	1,594,175
40,654	Kennametal, Inc.	1,563,553
106,258	TTM Technologies, Inc.(a)	1,863,765
45,414	Tyco Electronics Ltd. (Switzerland)	1,636,721
		11,784,728

	Technology - 12.0%
28,525	CACI International, Inc., Class A(a)	1,692,103
185,604	Cadence Design Systems, Inc.(a)	1,846,760
32,222	Computer Sciences Corp.	1,550,845
111,395	Dell, Inc.(a)	1,763,383
128,913	Emulex Corp.(a)	1,418,043
35,717	Hewlett-Packard Co.	1,558,333
51,254	International Rectifier Corp.(a)	1,647,304
99,794	Intersil Corp., Class A	1,276,365
254,815	LSI Corp.(a)	1,602,786
113,806	Micrel, Inc.	1,529,553
112,872	MIPS Technologies, Inc.(a)	1,373,652
389,724	Quantum Corp.(a)	1,009,385
75,922	SYKES Enterprises, Inc.(a)	1,412,149
		19,680,661

	Utilities - 7.7%
59,952	DPL, Inc.	1,559,951
56,972	El Paso Electric Co.(a)	1,600,913
79,112	Great Plains Energy, Inc.	1,518,951
40,984	IDACORP, Inc.	1,546,736
89,532	NiSource, Inc.	1,715,433
53,184	NorthWestern Corp.	1,580,097
33,774	OGE Energy Corp.	1,624,529
54,763	Ormat Technologies, Inc.	1,371,813
		12,518,423

	Total Common Stocks - 97.9%
	(Cost $143,578,561)	160,125,929

	Tracking Stock - 0.9%
	Communications - 0.9%
95,364	Liberty Media Corp. - Interactive, Class A(a) (c)
	(Cost $1,326,693)	1,531,546

	Exchange Traded Fund - 0.2%
3,625	iShares S&P Small Capital 600 Index Fund
	(Cost $258,091)	259,514

	Master Limited Partnership - 1.0%
	Financial - 1.0%
169,309	KKR Financial Holdings, LLC(b)	1,688,010
	(Cost $1,450,692)

	Total Long-Term Investments - 100.0%
	(Cost $146,614,037)	163,604,999

	Investments of Collateral for Securities Loaned - 4.7%
	Money Market Fund - 4.7%
7,658,628	BNY Mellon Securities Lending Overnight Fund, 0.257%(d) (e)
	(Cost $7,658,628)	7,658,628

	Total Investments - 104.7%
	(Cost $154,272,665)	171,263,627
	Liabilities in excess of Other Assets - (4.7%)	(7,657,805)
	Net Assets - 100.0%	$163,605,822

LLC - Limited Liability Company

NV - Publicly Traded Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at February 28, 2011.

(c)	A tracking stock is a security issued by a parent company to track the performance of a subsidiary, division, or line of business.

(d)	At February 28, 2011, the total market value of the Fund’s securities on loan was $7,483,766 and the total market value of the collateral held by the Fund was $7,658,628.

(e)	Interest rate shown reflects yield as of February 28, 2011. Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

Semiannual Report | February 28, 2011 | 47

Portfolio of Investments (unaudited) continued

XGC | Guggenheim International Small Cap LDRs ETF

Number of Shares	Description	Value

	Long-Term Investments - 99.7%
	Common Stocks - 86.4%
	Argentina - 8.3%
4,009	Banco Macro SA, ADR	$167,777
4,188	BBVA Banco Frances SA, ADR	49,670
3,635	Cresud SACIF y A, ADR	63,285
2,457	Empresa Distribuidora y Comercializadora Norte, ADR(a)	26,904
9,811	Grupo Financiero Galicia SA, ADR(a)	140,984
2,990	IRSA Inversiones y Representaciones SA, ADR	43,624
6,008	Pampa Energia SA, ADR	93,725
3,626	Petrobras Argentina SA, ADR	83,434
9,244	Telecom Argentina SA, ADR	218,066
		887,469

	Brazil - 4.6%
6,050	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	302,137
2,465	CPFL Energia SA, ADR(b)	195,302
		497,439

	British Virgin Islands - 1.0%
1,526	Camelot Information Systems, Inc., ADR(a)	31,817
6,536	Renesola Ltd., ADR(a) (b)	72,223
		104,040

	Cayman Islands - 28.2%
1,078	51job, Inc., ADR(a)	64,324
2,149	7 Days Group Holdings Ltd., ADR(a)	40,638
1,013	Changyou.com Ltd., ADR(a)	37,917
5,344	China Digital TV Holding Co. Ltd., ADR	38,210
2,694	China Medical Technologies, Inc., ADR(b)	35,399
2,839	China Ming Yang Wind Power Group Ltd., ADR(a)	27,879
3,621	CNinsure, Inc., ADR(b)	63,657
6,039	E-House China Holdings Ltd., ADR(b)	73,615
10,814	Focus Media Holding Ltd., ADR(a)	286,787
12,169	Giant Interactive Group, Inc., ADR	92,850
2,675	Home Inns & Hotels Management, Inc., ADR(a)	90,442
14,391	JA Solar Holdings Co. Ltd., ADR(a)	101,600
6,492	LDK Solar Co. Ltd., ADR(a) (b)	85,175
4,086	Longtop Financial Technologies Ltd., ADR(a)	118,371
19,985	Melco Crown Entertainment Ltd., ADR(a) (b)	138,896
8,347	NetEase.com, ADR(a)	389,388
4,347	Perfect World Co. Ltd., ADR(a)	92,243
44,380	Semiconductor Manufacturing International Corp., ADR(a)	177,964
9,026	Shanda Games Ltd., ADR(a)	55,059
3,308	Shanda Interactive Entertainment Ltd., ADR(a) (b)	139,366
2,797	Simcere Pharmaceutical Group, ADR(a)	34,963
4,224	Spreadtrum Communications, Inc., ADR(a)	84,311
14,324	Suntech Power Holdings Co. Ltd., ADR(a) (b)	136,078
8,165	Trina Solar Ltd., ADR(a) (b)	225,354
4,757	VanceInfo Technologies, Inc., ADR(a)	157,932
7,157	WuXi PharmaTech Cayman, Inc., ADR(a)	108,786
10,574	Yingli Green Energy Holding Co. Ltd., ADR(a) (b)	122,024
		3,019,228

	Chile - 5.1%
1,855	Banco de Chile, ADR	153,965
2,478	Cia Cervecerias Unidas SA, ADR	134,184
7,139	Corpbanca, ADR	159,485
2,394	Vina Concha y Toro SA, ADR	98,872
		546,506

	China - 5.9%
4,708	China Eastern Airlines Corp. Ltd., ADR(a)	104,706
4,030	China Southern Airlines Co. Ltd., ADR(a) (b)	96,438
2,193	City Telecom HK Ltd., ADR	31,996
3,276	Guangshen Railway Co. Ltd., ADR(b)	61,982
8,741	Huaneng Power International, Inc., ADR	196,585
2,666	Sinopec Shanghai Petrochemical Co. Ltd., ADR	143,857
		635,564

	Denmark - 0.2%
3,951	Torm A/S, ADR(a)	26,867

	France - 0.7%
9,115	Technicolor, ADR(b)	72,100

	Germany - 0.3%
1,817	Elster Group SE, ADR(a)	28,981

	India - 1.0%
4,142	Patni Computer Systems Ltd., ADR(b)	81,183
2,865	Tata Communications Ltd., ADR	25,785
		106,968

	Indonesia - 0.7%
2,576	Indosat Tbk PT, ADR(b)	71,484

	Ireland - 1.1%
6,208	ICON PLC, ADR(a)	123,477

	Israel - 4.0%
7,204	Nice Systems Ltd., ADR(a)	249,582
9,355	Partner Communications Co. Ltd., ADR	175,687
		425,269

	Japan - 4.2%
10,983	Konami Corp., ADR	232,181
3,215	Wacoal Holdings Corp., ADR(b)	218,909
		451,090

	Luxembourg - 1.2%
3,494	Ternium SA, ADR	125,924

See notes to financial statements.

48 | Semiannual Report | February 28, 2011

Portfolio of Investments (unaudited) continued

XGC | Guggenheim International Small Cap LDRs ETF (continued)

Number of Shares	Description	Value

	Mexico - 8.2%
3,100	Coca-Cola Femsa SAB de CV, ADR	$226,486
3,854	Desarrolladora Homex SAB de CV, ADR(a)	104,944
17,068	Empresas ICA SAB de CV, ADR(a)	158,050
4,051	Gruma SAB de CV, ADR(a)	33,056
2,324	Grupo Aeroportuario del Centro Norte Sab de CV, ADR(b)	33,280
5,457	Grupo Aeroportuario del Pacifico SAB de CV, ADR	207,584
2,057	Grupo Aeroportuario del Sureste SAB de CV, ADR	112,477
		875,877

	Netherlands - 3.2%
4,827	ASM International NVa (b)	195,638
2,988	CNH Global NV	144,769
		340,407

	Russia - 5.8%
6,669	Mechel, ADR	202,938
13,007	Wimm-Bill-Dann Foods OJSC, ADR	421,166
		624,104

	South Africa - 2.7%
54,710	Sappi Ltd., ADR(b)	292,698

	Total Common Stocks - 86.4%
	(Cost $8,729,691)	9,255,492

	Preferred Stocks - 13.3%
	Brazil - 12.6%
9,986	Brasil Telecom SA, ADR	230,177
9,333	Braskem SA, ADR (b)	227,539
11,474	Cia Paranaense de Energia, ADR	292,816
10,395	GOL Linhas Aereas Inteligentes SA, ADR(b)	139,917
8,832	TAM SA, ADR	189,270
7,075	Tim Participacoes SA, ADR	273,944
		1,353,663

	Chile - 0.7%
2,979	Embotelladora Andina SA, Class B, ADR	79,301

	Total Preferred Stocks - 13.3%
	(Cost $1,308,611)	1,432,964

	Total Long-Term Investments - 99.7%
	(Cost $10,038,302)	10,688,456

	Investments of Collateral for Securities Loaned - 15.4%
	Money Market Fund - 15.4%
1,649,567	BNY Mellon Securities Lending Overnight Fund, 0.257%(c) (d)
	(Cost $1,649,567)	1,649,567

	Total Investments - 115.1%
	(Cost $11,687,869)	12,338,023
	Liabilities in excess of Other Assets - (15.1%)	(1,622,427)
	Net Assets - 100.0%	$10,715,596

ADR - American Depositary Receipt

A/S - Limited Liability Stock Company or Stock Company

NV - Publicly Traded Company

OJSC - Open Joint Stock Company

PLC - Public Limited Company

PT - Limited Liability Company

SA - Corporation

SE - Stock Corporation

SAB de CV - Publicly Traded Company

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at February 28, 2011.

(c)	At February 28, 2011, the total market value of the Fund’s securities on loan was $1,602,902 and the total market value of the collateral held by the Fund was $1,649,567.

(d)	Interest rate shown reflects yield as of February 28, 2011.

See notes to financial statements.

Semiannual Report | February 28, 2011 | 49

Portfolio of Investments (unaudited) continued

CZA | Guggenheim Mid-Cap Core ETF

Number of Shares	Description	Value

	Long-Term Investments - 99.9%
	Common Stocks - 82.0%
	Basic Materials - 4.0%
4,031	Celanese Corp., Series A	$167,085
1,894	FMC Corp.	146,672
2,098	International Flavors & Fragrances, Inc.	119,481
4,281	MeadWestvaco Corp.	125,647
		558,885

	Communications - 2.9%
2,521	Cellcom Israel Ltd. (Israel)	77,193
5,709	JDS Uniphase Corp.(a)	140,841
3,453	Scripps Networks Interactive, Inc., Class A	179,349
		397,383

	Consumer, Cyclical - 2.7%
1,131	Copa Holdings SA, Class A (Panama)	60,316
3,981	Ingram Micro, Inc., Class A(a)	79,341
1,347	Lear Corp.	142,513
1,499	WABCO Holdings, Inc.(a)	87,587
		369,757

	Consumer, Non-cyclical - 18.3%
7,169	AmerisourceBergen Corp.	271,777
2,863	Avery Dennison Corp.	114,291
728	BIO-RAD Laboratories, Inc., Class A(a)	83,108
3,896	Brown-Forman Corp., Class B	269,408
7,139	CIGNA Corp.	300,338
5,496	Constellation Brands, Inc., Class A(a)	111,679
3,923	Coventry Health Care, Inc.(a)	118,475
3,262	Equifax, Inc.	116,617
3,141	JM Smucker Co.	216,226
4,359	Molson Coors Brewing Co., Class B	199,337
3,069	Pharmaceutical Product Development, Inc.	84,305
4,977	SEI Investments Co.	114,521
1,661	Tupperware Brands Corp.	89,113
2,540	Universal Health Services, Inc., Class B	116,103
3,837	Verisk Analytics, Inc., Class A(a)	124,127
3,481	Watson Pharmaceuticals, Inc.(a)	194,901
		2,524,326

	Energy - 1.3%
2,768	Oneok, Inc.	178,730

	Financial - 13.3%
2,842	American Financial Group, Inc.	98,419
5,046	Ares Capital Corp.	89,970
2,708	Assurant, Inc.	110,026
3,282	Axis Capital Holdings Ltd. (Bermuda)	119,202
4,919	CIT Group, Inc.(a)	213,091
7,077	CNA Financial Corp.	208,347
14,109	Discover Financial Services	306,871
3,002	HCC Insurance Holdings, Inc.	93,482
2,937	Investors Bancorp, Inc.(a)	39,767
2,468	OneBeacon Insurance Group Ltd., Class A (Bermuda)	33,812
3,103	Symetra Financial Corp.	44,373
1,654	Transatlantic Holdings, Inc.	84,238
8,256	Unum Group	219,032
4,406	Willis Group Holdings PLC (Ireland)	171,349
		1,831,979

	Industrial - 21.8%
4,581	Amphenol Corp., Class A	263,316
1,756	Aptargroup, Inc.	84,587
3,076	Babcock & Wilcox Co.(a)	103,876
4,666	Ball Corp.	168,443
2,699	BE Aerospace, Inc.(a)	91,010
4,286	Cooper Industries PLC (Ireland)	275,804
1,492	Crane Co.	70,482
4,166	Crown Holdings, Inc.(a)	160,308
4,794	Dover Corp.	308,014
1,891	Energizer Holdings, Inc.(a)	126,376
1,417	Flowserve Corp.	177,082
1,593	Hubbell, Inc., Class B	107,543
834	II-VI, Inc.(a)	42,692
3,826	KBR, Inc.	125,493
5,945	McDermott International, Inc. (Panama)(a)	136,438
3,059	Pall Corp.	166,287
4,082	Rockwell Collins, Inc.	263,044
2,036	Silgan Holdings, Inc.	74,273
2,397	Smurfit-Stone Container Corp.(a)	92,141
1,371	Thomas & Betts Corp.(a)	75,940
2,164	URS Corp.(a)	100,691
		3,013,840

	Technology - 9.3%
5,382	Check Point Software Technologies Ltd. (Israel)(a)	268,239
3,924	Computer Sciences Corp.	188,862
1,202	DST Systems, Inc.	61,302
7,851	Fidelity National Information Services, Inc.	254,294
3,934	Fiserv, Inc.(a)	248,904
1,877	SS&C Technologies Holdings, Inc.(a)	36,770
4,605	Teradata Corp.(a)	220,211
		1,278,582

See notes to financial statements.

50 | Semiannual Report | February 28, 2011

Portfolio of Investments (unaudited) continued

CZA | Guggenheim Mid-Cap Core ETF (continued)

Number of Shares	Description	Value

	Utilities - 8.4%
19,995	AES Corp.(a)	$247,338
4,639	American Water Works Co., Inc.	128,686
11,254	CenterPoint Energy, Inc.	178,488
1,843	Energen Corp.	112,607
4,642	Northeast Utilities	158,014
6,285	NV Energy, Inc.	92,327
2,566	OGE Energy Corp.	123,425
2,850	Pinnacle West Capital Corp.	120,355
		1,161,240

	Total Common Stocks - 82.0%
	(Cost $10,094,458)	11,314,722

	Tracking Stock - 1.8%
	Communications - 1.8%
14,984	Liberty Media Corp. - Interactive, Class A(a) (b)
	(Cost $214,560)	240,643

	Exchange Traded Fund - 0.2%
280	iShares Russell Midcap Index Fund	30,148
	(Cost $29,961)

	Master Limited Partnerships - 15.9%
	Consumer, Cyclical - 0.9%
1,476	Amerigas Partners, LP	71,261
895	Suburban Propane Partners, LP	51,597
		122,858

	Energy - 13.4%
1,513	Alliance Holdings GP, LP	83,427
1,683	Chesapeake Midstream Partners, LP	43,825
999	DCP Midstream Partners, LP	42,218
1,477	Duncan Energy Partners, LP(c)	60,158
3,767	El Paso Pipeline Partners, LP	142,016
2,532	Enbridge Energy Partners, LP(c)	169,745
5,614	Energy Transfer Equity, LP	225,627
2,806	Magellan Midstream Partners, LP	169,595
2,606	Natural Resource Partners, LP(c)	92,800
1,634	NuStar Energy, LP(c)	114,625
1,112	NuStar GP Holdings, LLC	41,044
2,605	ONEOK Partners, LP(c)	216,606
1,317	Penn Virginia Resource Partners, LP(c)	37,640
3,535	Plains All American Pipeline, LP	231,436
837	Sunoco Logistics Partners, LP	74,066
1,133	TC Pipelines, LP	61,476
1,296	Western Gas Partners, LP	46,967
		1,853,271

	Financial - 1.6%
5,252	KKR & Co., LP	87,498
3,076	Lazard Ltd. (Bermuda)	135,344
		222,842

	Total Master Limited Partnerships - 15.9%
	(Cost $1,912,086)	2,198,971

	Total Long-Term Investments - 99.9%
	(Cost $12,251,065)	13,784,484

	Investments of Collateral for Securities Loaned - 2.3%
	Money Market Fund - 2.3%
325,802	BNY Mellon Securities Lending Overnight Fund, 0.257%(d) (e)
	(Cost $325,802)	325,802

	Total Investments - 102.2%
	(Cost $12,576,867)	14,110,286
	Liabilities in excess of Other Assets - (2.2%)	(310,323)
	Net Assets - 100.0%	$13,799,963

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

SA - Corporation

(a)	Non-income producing security.

(b)	A tracking stock is a security issued by a parent company to track the performance of a subsidiary, division, or line of business.

(c)	Security, or portion thereof, was on loan at February 28, 2011.

(d)	At February 28, 2011, the total market value of the Fund’s securities on loan was $318,206 and the total market value of the collateral held by the Fund was $325,802.

(e)	Interest rate shown reflects yield as of February 28, 2011.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

Semiannual Report | February 28, 2011 | 51

Portfolio of Investments (unaudited) continued

CVY | Guggenheim Multi-Asset Income ETF

Number of Shares	Description	Value

	Long-Term Investments - 99.8%
	Convertible Preferred Stocks - 2.0%
	Financial - 2.0%
4,670	Bank of America Corp., Series L, 7.25%(a)	$4,688,680
3,756	Wells Fargo & Co., Series L, 7.50%(a)	3,868,680
	(Cost $8,072,198)	8,557,360

	Common Stocks - 73.9%
	Basic Materials - 3.1%
64,894	A Schulman, Inc.	1,444,540
83,898	EI du Pont de Nemours & Co.	4,603,483
169,898	Huntsman Corp.	2,998,700
50,571	PPG Industries, Inc.	4,469,465
		13,516,188

	Communications - 5.5%
77,578	BCE, Inc. (Canada)	2,879,695
146,587	EarthLink, Inc.	1,206,411
92,258	France Telecom SA, ADR (France)	2,049,050
12,912	Philippine Long Distance Telephone Co., ADR (Philippines)	641,468
74,202	Rogers Communications, Inc., Class B (Canada)	2,619,331
75,283	Telecom Corp. of New Zealand Ltd., ADR (New Zealand)	595,488
184,801	Telefonica SA, ADR (Spain)	4,725,362
112,931	Telefonos de Mexico SAB de CV, ADR (Mexico)	2,042,922
30,184	TELUS Corp. (Canada)	1,435,551
206,466	United Online, Inc.	1,240,861
157,318	Vodafone Group PLC, ADR (United Kingdom)	4,502,441
		23,938,580

	Consumer, Cyclical - 3.7%
128,587	Brinker International, Inc.	3,039,797
74,881	Cinemark Holdings, Inc.	1,503,610
54,598	Genuine Parts Co.	2,876,769
152,573	Mattel, Inc.	3,823,479
55,417	Ryanair Holdings PLC, ADR (Ireland)	1,580,493
31,710	VF Corp.	3,033,696
		15,857,844

	Consumer, Non-cyclical - 12.0%
88,453	Automatic Data Processing, Inc.	4,422,650
116,295	Campbell Soup Co.	3,914,490
62,016	Deluxe Corp.	1,584,509
117,124	ELI Lilly & Co.	4,047,805
50,159	Flowers Foods, Inc.	1,334,229
111,590	General Mills, Inc.	4,144,453
102,988	GlaxoSmithKline PLC, ADR (United Kingdom)	3,976,367
64,051	Johnson & Johnson	3,935,293
102,070	Lincare Holdings, Inc.	2,994,734
49,538	Lorillard, Inc.	3,803,032
114,371	Merck & Co., Inc.	3,725,064
69,299	Philip Morris International, Inc.	4,350,591
64,554	Procter & Gamble Co.	4,070,130
141,002	Unilever PLC, ADR (United Kingdom)	4,187,759
32,121	Universal Corp.	1,343,300
		51,834,406

	Energy - 11.0%
55,697	Chevron Corp.	5,778,564
74,946	ConocoPhillips	5,836,045
26,994	Enbridge, Inc. (Canada)	1,616,940
150,788	Enerplus Corp. (Canada)(b)	4,927,752
134,735	Marathon Oil Corp.	6,682,856
51,425	Oneok, Inc.	3,320,512
200,403	Penn West Petroleum Ltd. (Canada)	5,791,647
433,572	Provident Energy Ltd. (Canada)(b)	3,681,026
64,980	Royal Dutch Shell PLC, ADR (United Kingdom)	4,694,805
80,839	Total SA, ADR (France)	4,955,431
		47,285,578

	Financial - 16.1%
134,463	American Capital Agency Corp., REIT	3,959,935
216,737	Annaly Capital Management, Inc., REIT	3,886,094
415,168	Banco Santander SA, ADR (Spain)	5,106,566
162,540	Brookfield Properties Corp. (Canada)(b)	2,849,326
34,105	Canadian Imperial Bank of Commerce (Canada)	2,891,422
985,610	Chimera Investment Corp., REIT	4,247,979
54,576	Community Bank System, Inc.	1,373,132
236,094	DCT Industrial Trust, Inc., REIT	1,326,848
276,058	Duke Realty Corp., REIT	3,884,136
194,688	Fidelity National Financial, Inc., Class A	2,696,429
82,594	Hatteras Financial Corp., REIT	2,443,131
85,184	Health Care REIT, Inc., REIT	4,448,309
104,497	Hospitality Properties Trust, REIT	2,403,431
66,678	Invesco Mortgage Capital, Inc., REIT	1,556,265
103,449	Liberty Property Trust, REIT	3,493,473
157,194	Marsh & McLennan Cos., Inc.	4,784,985
81,779	Medical Properties Trust, Inc., REIT	959,268
335,736	MFA Financial, Inc., REIT	2,843,684
77,885	National Retail Properties, Inc., REIT	2,000,866
98,688	OMEGA Healthcare Investors, Inc., REIT	2,365,551
117,021	Oritani Financial Corp.	1,506,060
95,364	Provident Financial Services, Inc.	1,412,341
93,845	Senior Housing Properties Trust, REIT	2,302,956
48,706	Sun Life Financial, Inc. (Canada)	1,618,988

See notes to financial statements.

52 | Semiannual Report | February 28, 2011

Portfolio of Investments (unaudited) continued

CVY | Guggenheim Multi-Asset Income ETF (continued)

Number of Shares	Description	Value

	Financial (continued)
55,542	Unitrin, Inc.	$1,626,825
44,989	Validus Holdings Ltd. (Bermuda)	1,392,410
		69,380,410

	Industrial - 6.1%
137,178	Aircastle Ltd. (Bermuda)	1,657,110
83,651	Bemis Co., Inc.	2,747,936
36,427	CRH PLC, ADR (Ireland)(b)	840,371
249,049	General Electric Co.	5,210,105
45,947	Koppers Holdings, Inc.	1,856,718
126,360	Molex, Inc.	3,529,235
63,919	Northrop Grumman Corp.	4,262,119
103,640	Seaspan Corp. (Marshall Islands)(b)	1,660,313
80,228	Sonoco Products Co.	2,894,626
47,240	Textainer Group Holdings Ltd. (Bermuda)	1,669,934
		26,328,467

	Technology - 2.4%
186,669	Intel Corp.	4,007,783
113,044	Maxim Integrated Products, Inc.	3,117,754
196,875	National Semiconductor Corp.	3,051,562
		10,177,099

	Utilities - 14.0%
91,515	Ameren Corp.	2,558,759
110,740	American Electric Power Co., Inc.	3,962,277
107,235	American Water Works Co., Inc.	2,974,699
61,496	Avista Corp.	1,372,591
43,328	Cleco Corp.	1,401,661
219,390	CMS Energy Corp.	4,225,451
18,415	CPFL Energia SA, ADR (Brazil)(b)	1,459,020
224,641	Duke Energy Corp.	4,041,292
106,727	Edison International	3,961,706
140,927	Great Plains Energy, Inc.	2,705,798
36,180	IDACORP, Inc.	1,365,433
70,847	National Grid PLC, ADR (United Kingdom)	3,309,972
77,881	NextEra Energy, Inc.	4,320,059
84,514	Northeast Utilities	2,876,857
191,986	NV Energy, Inc.	2,820,274
59,051	OGE Energy Corp.	2,840,353
109,696	PNM Resources, Inc.	1,460,054
127,878	Public Service Enterprise Group, Inc.	4,181,611
158,237	Questar Corp.	2,827,695
37,518	Southwest Gas Corp.	1,458,325
88,586	UGI Corp.	2,825,008
37,364	Unisource Energy Corp.	1,362,291
		60,311,186

	Total Common Stocks - 73.9%
	(Cost $289,204,183)	318,629,758

	Preferred Stocks - 3.9%
	Financial - 3.9%
91,133	Bank of America Corp., Series MER, 8.63%	2,378,571
90,192	Barclays Bank PLC, Series 5, 8.13% (United Kingdom)	2,325,150
102,335	Deutsche Bank Contingent Capital Trust III, 7.60%	2,623,869
160,995	HSBC Holdings PLC, Series 2, 8.00% (United Kingdom)(b)	4,346,865
91,852	ING Groep NV, 7.38% (Netherlands)	2,199,856
107,811	ING Groep NV, 8.50% (Netherlands)(b)	2,711,447
	(Cost $16,072,550)	16,585,758

	Exchange Traded Fund - 0.2%
5,600	SPDR S&P 500 ETF Trust
	(Cost $734,286)	745,640

	Closed End Funds - 9.0%
285,467	AllianceBernstein Global High Income Fund, Inc.	4,167,818
85,622	BlackRock California Municipal Income Trust	1,065,994
156,312	BlackRock Corporate High Yield Fund V, Inc.	1,846,045
164,423	BlackRock Corporate High Yield Fund VI, Inc.	1,938,547
161,533	BlackRock Credit Allocation Income Trust IV	1,975,549
161,553	Clough Global Opportunities Fund	2,231,047
268,028	Eaton Vance Limited Duration Income Fund	4,229,482
112,801	Eaton Vance Short Duration Diversified Income Fund	1,899,569
125,216	First Trust Aberdeen Global Opportunity Income Fund	2,113,646
94,940	Franklin Templeton Limited Duration Income Trust	1,248,461
129,569	John Hancock Preferred Income Fund	2,438,488
68,998	John Hancock Preferred Income Fund II	1,290,952
120,037	John Hancock Premium Dividend Fund	1,394,830
156,014	MFS Charter Income Trust	1,435,329
240,281	MFS Multimarket Income Trust	1,621,897
49,012	Nuveen California Quality Income Municipal Fund	633,235
80,987	Nuveen Investment Quality Municipal Fund, Inc.	1,086,036
187,734	Wells Fargo Advantage Global Dividend Opportunity Fund(b)	1,877,340
130,464	Wells Fargo Advantage Multi-Sector Income Fund	1,973,920
183,047	Western Asset Global High Income Fund, Inc.	2,383,272
	(Cost $39,347,969)	38,851,457

See notes to financial statements.

Semiannual Report | February 28, 2011 | 53

Portfolio of Investments (unaudited) continued

CVY | Guggenheim Multi-Asset Income ETF (continued)

Number of Shares	Description	Value

	Master Limited Partnerships - 10.8%
	Consumer, Cyclical - 0.9%
96,114	Inergy, LP	$3,986,809

	Energy - 9.1%
77,435	El Paso Pipeline Partners, LP	2,919,300
57,399	Enbridge Energy Partners, LP	3,848,029
72,018	Energy Transfer Equity, LP	2,894,403
71,697	Energy Transfer Partners, LP(b)	3,931,147
66,649	Enterprise Products Partners, LP	2,905,896
46,499	Kinder Morgan Energy Partners, LP(b)	3,424,651
121,455	Linn Energy, LLC(b)	4,716,098
49,278	Magellan Midstream Partners, LP	2,978,362
51,670	Plains All American Pipeline, LP	3,382,835
140,596	Regency Energy Partners, LP	3,904,351
120,497	Targa Resources Partners, LP	4,127,022
		39,032,094

	Financial - 0.8%
205,335	Blackstone Group, LP	3,654,963

	Total Master Limited Partnerships - 10.8%
	(Cost $39,605,940)	46,673,866

	Total Long-Term Investments - 99.8%
	(Cost $393,037,126)	430,043,839

	Investments of Collateral for Securities Loaned - 3.9%
	Money Market Fund - 3.9%
16,804,245	BNY Mellon Securities Lending Overnight Fund, 0.257%(c) (d)
	(Cost $16,804,245)	16,804,245

	Total Investments - 103.7%
	(Cost $409,841,371)	446,848,084
	Liabilities in excess of Other Assets - (3.7%)	(15,868,692)
	Net Assets - 100.0%	$430,979,392

ADR - American Depositary Receipt

LLC - Limited Liability Company

LP - Limited Partnership

MLP - Master Limited Partnership

NV - Publicly Traded Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Corporation

S&P - Standard & Poor’s

SAB de CV - Publicly Traded Company

(a)	Perpetual maturity.

(b)	Security, or portion thereof, was on loan at February 28, 2011.

(c)	At February 28, 2011, the total market value of the Fund’s securities on loan was $16,318,777 and the total market value of the collateral held by the Fund was $16,804,245.

(d)	Interest rate shown reflects yield as of February 28, 2011.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

54 | Semiannual Report | February 28, 2011

Portfolio of Investments (unaudited) continued

OTR | Guggenheim Ocean Tomo Growth Index ETF

Number of Shares	Description	Value

	Long-Term Investments - 99.9%
	Common Stocks - 99.6%
	Basic Materials - 1.7%
1,473	Ecolab, Inc.	$71,646
504	International Flavors & Fragrances, Inc.	28,703
		100,349

	Communications - 16.0%
393	Acme Packet, Inc.(a)	29,569
2,348	Amazon.com, Inc.(a)	406,885
5,472	DIRECTV, Class A(a)	251,548
491	Finisar Corp.(a)	20,141
10,686	Level 3 Communications, Inc.(a)	14,961
330	NetFlix, Inc.(a)	68,201
305	priceline.com, Inc.(a)	138,433
		929,738

	Consumer, Cyclical - 0.8%
339	Bally Technologies, Inc.(a)	13,095
1,882	International Game Technology	30,978
		44,073

	Consumer, Non-cyclical - 24.7%
489	Align Technology, Inc.(a)	10,196
922	Amylin Pharmaceuticals, Inc.(a)	14,107
603	AVANIR Pharmaceuticals, Inc. - Class A(a) (b)	2,273
1,040	Bruker Corp.(a)	19,958
2,901	Celgene Corp.(a)	154,043
877	Clorox Co.	59,426
909	Dendreon Corp.(a)	30,533
632	Dyax Corp.(a)	1,087
716	Edwards Lifesciences Corp.(a)	60,889
3,694	Elan Corp. PLC, ADR (Ireland)(a)	23,457
654	Geron Corp.(a)	3,237
5,294	Gilead Sciences, Inc.(a)	206,360
13,583	GlaxoSmithKline PLC, ADR (United Kingdom)	524,440
1,188	Human Genome Sciences, Inc.(a)	29,736
785	Illumina, Inc.(a)	54,479
248	Intuitive Surgical, Inc.(a)	81,332
637	Isis Pharmaceuticals, Inc.(a)	5,809
482	Sequenom, Inc.(a) (b)	2,959
1,281	Vertex Pharmaceuticals, Inc.(a)	59,784
521	Vivus, Inc.(a) (b)	3,965
4,167	Western Union Co.	91,632
136	XOMA Ltd. (Bermuda)(a) (b)	711
		1,440,413

	Energy - 0.0%*
725	FuelCell Energy, Inc.(a) (b)	1,269

	Industrial - 15.0%
3,837	Boeing Co.	276,302
2,676	Deere & Co.	241,241
884	Gentex Corp.	26,768
2,274	Lockheed Martin Corp.	180,010
873	Nalco Holding Co.	22,323
896	Rockwell Automation, Inc.	78,606
581	Waters Corp.(a)	48,252
		873,502

	Technology - 41.4%
4,259	Advanced Micro Devices, Inc.(a)	39,225
1,973	Altera Corp.	82,590
427	Applied Micro Circuits Corp.(a)	4,483
580	Ariba, Inc.(a)	17,951
1,511	Avago Technologies Ltd. (Singapore)	51,359
1,681	Cadence Design Systems, Inc.(a)	16,726
444	Cirrus Logic, Inc.(a)	10,367
277	CommVault Systems, Inc.(a)	10,119
522	Conexant Systems, Inc.(a)	1,232
12,277	Dell, Inc.(a)	194,345
5,154	International Business Machines Corp.	834,329
27,982	Microsoft Corp.	743,762
1,512	National Semiconductor Corp.	23,436
2,254	NetApp, Inc.(a)	116,442
707	Rambus, Inc.(a)	14,529
3,311	Research In Motion Ltd. (Canada)(a)	218,989
1,634	Tower Semiconductor Ltd. (Israel)(a)	2,206
472	Varian Semiconductor Equipment Associates, Inc.(a)	22,519
173	Volterra Semiconductor Corp.(a)	4,365
		2,408,974

	Total Common Stocks - 99.6%
	(Cost $5,248,990)	5,798,318

	Exchange Traded Fund - 0.3%
220	iShares S&P 500 Growth Index Fund
	(Cost $15,189)	15,130

	Total Long-Term Investments - 99.9%
	(Cost $5,264,179)	5,813,448

See notes to financial statements.

Semiannual Report | February 28, 2011 | 55

Portfolio of Investments (unaudited) continued

OTR | Guggenheim Ocean Tomo Growth Index ETF (continued)

Number of Shares	Description	Value

	Investments of Collateral for Securities Loaned - 0.2%
	Money Market Fund - 0.2%
8,391	BNY Mellon Securities Lending Overnight Fund, 0.257%(c) (d)
	(Cost $8,391)	$8,391

	Total Investments - 100.1%
	(Cost $5,272,570)	5,821,839
	Liabilities in excess of Other Assets - (0.1%)	(3,644)
	Net Assets - 100.0%	$5,818,195

*Represents less than 0.1% of Net Assets

ADR - American Depositary Receipt

PLC - Public Limited Company

S&P - Standard & Poor’s

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at February 28, 2011.

(c)	At February 28, 2011, the total market value of the Fund’s securities on loan was $7,866 and the total market value of the collateral held by the Fund was $8,391.

(d)	Interest rate shown reflects yield as of February 28, 2011.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

56 | Semiannual Report | February 28, 2011

Portfolio of Investments (unaudited) continued

OTP | Guggenheim Ocean Tomo Patent ETF

Number of Shares	Description	Value

	Common Stocks - 99.8%
	Basic Materials - 3.4%
369	Albemarle Corp.	$21,240
4,065	Alcoa, Inc.	68,495
318	Ashland, Inc.	17,903
342	Boise, Inc.	3,071
4,653	Dow Chemical Co.	172,905
290	Eastman Chemical Co.	27,089
928	Ecolab, Inc.	45,138
3,660	EI du Pont de Nemours & Co.	200,824
967	Huntsman Corp.	17,068
324	International Flavors & Fragrances, Inc.	18,452
263	Lubrizol Corp.	28,633
674	MeadWestvaco Corp.	19,782
657	PPG Industries, Inc.	58,066
463	USEC, Inc.(a)	2,463
		701,129

	Communications - 16.6%
252	Acme Packet, Inc.(a)	18,960
735	Akamai Technologies, Inc.(a)	27,585
9,365	Alcatel-Lucent, ADR (France)(a)	45,888
1,799	Amazon.com, Inc.(a)	311,749
774	Amdocs Ltd. (Channel Islands)(a)	23,096
431	AOL, Inc.(a)	8,995
508	Arris Group, Inc.(a)	6,706
23,692	AT&T, Inc.	672,379
289	Atheros Communications, Inc.(a)	12,950
11,178	Comcast Corp., Class A	287,945
3,342	DIRECTV, Class A(a)	153,632
1,697	Discovery Communications, Inc.(a)	73,158
5,226	eBay, Inc.(a)	175,097
308	Finisar Corp.(a)	12,634
521	Harris Corp.	24,310
368	IAC/InterActiveCorp(a)	11,434
404	Infinera Corp.(a)	3,236
284	Iridium Communications, Inc.(a)	2,670
914	JDS Uniphase Corp.(a)	22,548
2,097	Juniper Networks, Inc.(a)	92,268
316	Leap Wireless International, Inc.(a)	3,862
6,729	Level 3 Communications, Inc.(a)	9,421
1,327	Motorola Solutions, Inc.(a)	51,275
209	NetFlix, Inc.(a)	43,194
15,013	Nokia OYJ, ADR (Finland)(b)	129,562
345	Polycom, Inc.(a)	16,491
197	priceline.com, Inc.(a)	89,414
6,589	QUALCOMM, Inc.	392,573
1,104	RF Micro Devices, Inc.(a)	8,280
1,112	Sonus Networks, Inc.(a)	3,369
11,979	Sprint Nextel Corp.(a)	52,348
3,112	Symantec Corp.(a)	56,109
276	Tekelec(a)	2,117
13,122	Telefonaktiebolaget LM Ericsson, ADR (Sweden)	168,486
1,541	Tellabs, Inc.	8,306
3,337	Thomson Reuters Corp. (Canada)	131,645
4,447	Time Warner, Inc.	169,875
352	United Online, Inc.	2,116
5,225	Yahoo!, Inc.(a)	85,690
		3,411,373

	Consumer, Cyclical - 5.0%
288	American Axle & Manufacturing Holdings, Inc.(a)	3,851
1,346	AMR Corp.(a)	9,072
379	ArvinMeritor, Inc.(a)	6,792
358	Autoliv, Inc.	26,811
216	Bally Technologies, Inc.(a)	8,344
308	Exide Technologies(a)	3,665
280	Harman International Industries, Inc.	13,619
1,204	International Game Technology	19,818
1,188	JetBlue Airways Corp.(a)	6,772
208	La-Z-Boy, Inc.(a)	2,088
1,145	Newell Rubbermaid, Inc.	22,144
1,548	Pulte Group, Inc.(a)	10,681
661	Quiksilver, Inc.(a)	2,849
368	Scientific Games Corp., Class A(a)	3,297
441	Sears Holdings Corp.(a) (b)	36,740
4,027	Sony Corp., ADR (Japan)	148,355
240	Tenneco, Inc.(a)	9,571
6,911	Toyota Motor Corp., ADR (Japan)	644,796
486	TRW Automotive Holdings Corp.(a)	27,605
308	Whirlpool Corp.	25,410
		1,032,280

	Consumer, Non-cyclical - 16.5%
288	Affymetrix, Inc.(a)	1,414
343	Alere, Inc.(a)	13,253
308	Align Technology, Inc.(a)	6,422
1,224	Allergan, Inc.	90,784
307	American Medical Systems Holdings, Inc.(a)	6,726
3,788	Amgen, Inc.(a)	194,438

See notes to financial statements.

Semiannual Report | February 28, 2011 | 57

Portfolio of Investments (unaudited) continued

OTP | Guggenheim Ocean Tomo Patent ETF (continued)

Number of Shares	Description	Value

	Consumer, Non-cyclical (continued)
580	Amylin Pharmaceuticals, Inc.(a)	$8,874
2,542	Archer-Daniels-Midland Co.	94,512
380	AVANIR Pharmaceuticals, Inc.(a) (b)	1,433
445	Avery Dennison Corp.	17,764
6,037	Boston Scientific Corp.(a)	43,225
666	Bruker Corp.(a)	12,781
581	Bunge Ltd. (Bermuda)	41,931
1,389	Cardinal Health, Inc.	57,838
898	CareFusion Corp.(a)	24,533
1,887	Celgene Corp.(a)	100,200
306	Cephalon, Inc.(a)	17,231
181	Chiquita Brands International, Inc.(a)	3,111
561	Clorox Co.	38,013
501	Convergys Corp.(a)	7,049
1,985	Covidien PLC (Ireland)	102,128
376	CR Bard, Inc.	36,758
441	CytRx Corp.(a) (b)	419
581	Dendreon Corp.(a)	19,516
398	Dyax Corp.(a)	685
458	Edwards Lifesciences Corp.(a)	38,948
2,364	Elan Corp. PLC, ADR (Ireland)(a)	15,011
466	ENDO Pharmaceuticals Holdings, Inc.(a)	16,552
245	Enzon Pharmaceuticals, Inc.(a)	2,617
439	Exelixis, Inc.(a)	5,466
616	Fortune Brands, Inc.	38,106
412	Geron Corp.(a)	2,039
3,255	Gilead Sciences, Inc.(a)	126,880
10,415	GlaxoSmithKline PLC, ADR (United Kingdom)	402,123
1,046	Hologic, Inc.(a)	21,108
760	Human Genome Sciences, Inc.(a)	19,023
502	Illumina, Inc.(a)	34,839
493	Incyte Corp. Ltd.(a)	6,744
526	Insmed, Inc.(a)	287
158	Intuitive Surgical, Inc.(a)	51,816
400	Isis Pharmaceuticals, Inc.(a)	3,648
370	Jarden Corp.	12,162
289	Kinetic Concepts, Inc.(a)	14,152
200	KV Pharmaceutical Co.(a) (b)	1,622
1,364	Lexicon Pharmaceuticals, Inc.(a)	2,646
749	Life Technologies Corp.(a)	39,974
4,301	Medtronic, Inc.	171,696
252	Onyx Pharmaceuticals, Inc.(a)	8,880
312	Orthovita, Inc.(a)	743
32,110	Pfizer, Inc.	617,796
833	RR Donnelley & Sons Co.	15,510
1,508	Safeway, Inc.	32,905
1,503	SAIC, Inc.(a)	24,559
10,511	Sanofi-Aventis SA, ADR (France)	363,470
304	Sequenom, Inc.(a) (b)	1,867
671	Smithfield Foods, Inc.(a)	15,534
1,374	St Jude Medical, Inc.	65,787
1,580	Stryker Corp.	99,951
178	Sunesis Pharmaceuticals, Inc.(a) (b)	374
819	Vertex Pharmaceuticals, Inc.(a)	38,223
316	Viropharma, Inc.(a)	5,666
328	Vivus, Inc.(a) (b)	2,496
531	Watson Pharmaceuticals, Inc.(a)	29,731
2,627	Western Union Co.	57,768
124	XenoPort, Inc.(a)	901
88	XOMA Ltd. (Bermuda)(a) (b)	460
792	Zimmer Holdings, Inc.(a)	49,373
		3,400,491

	Energy - 10.4%
1,717	Baker Hughes, Inc.	121,993
5,890	ConocoPhillips	458,654
327	Dresser-Rand Group, Inc.(a)	16,114
456	FuelCell Energy, Inc.(a) (b)	798
465	Global Industries Ltd.(a)	4,176
244	Headwaters, Inc.(a)	1,237
1,352	Hess Corp.	117,665
571	Key Energy Services, Inc.(a)	8,850
2,846	Marathon Oil Corp.	141,162
1,152	Nabors Industries Ltd. (Bermuda)(a)	32,797
1,682	National Oilwell Varco, Inc.	133,837
37	Quantum Fuel Systems Technologies Worldwide, Inc.(a) (b)	190
12,547	Royal Dutch Shell PLC, ADR (United Kingdom)	906,521
320	Superior Energy Services, Inc.(a)	12,259
1,270	Transocean Ltd. (Switzerland)(a)	107,480
2,949	Weatherford International Ltd. (Switzerland)(a)	71,307
		2,135,040

	Financial - 3.0%
116,488	Citigroup, Inc.(a)	545,164
892	E*Trade Financial Corp.(a)	14,254
1,977	Genworth Financial, Inc.(a)	26,156
172	Investment Technology Group, Inc.(a)	3,294
705	NASDAQ OMX Group, Inc.(a)	20,170
		609,038

See notes to financial statements.

58 | Semiannual Report | February 28, 2011

Portfolio of Investments (unaudited) continued

OTP | Guggenheim Ocean Tomo Patent ETF (continued)

Number of Shares	Description	Value

	Industrial - 18.0%
2,854	3M Co.	$263,224
274	Actuant Corp., Class A	7,754
378	AGCO Corp.(a)	20,707
1,378	Agilent Technologies, Inc.(a)	57,986
2,947	Boeing Co.	212,213
2,605	Danaher Corp.	131,813
1,687	Deere & Co.	152,083
675	Eaton Corp.	74,777
3,017	Emerson Electric Co.	179,994
196	Energy Conversion Devices, Inc.(a) (b)	768
142	Evergreen Solar, Inc.(a) (b)	315
787	Garmin Ltd. (Switzerland)(b)	26,719
42,712	General Electric Co.	893,535
566	Gentex Corp.	17,138
3,128	Honeywell International, Inc.	181,142
1,988	Illinois Tool Works, Inc.	107,551
1,284	Ingersoll-Rand PLC (Ireland)	58,165
333	Kennametal, Inc.	12,807
454	L-3 Communications Holdings, Inc.	35,998
2,848	LG Display Co. Ltd., ADR (South Korea)	45,511
1,444	Lockheed Martin Corp.	114,307
521	Louisiana-Pacific Corp.(a)	5,377
532	Manitowoc Co., Inc.	10,539
1,451	Masco Corp.	19,719
705	Molex, Inc.	19,691
561	Nalco Holding Co.	14,345
1,171	Northrop Grumman Corp.	78,082
124	Overseas Shipholding Group, Inc.	4,186
504	Owens Corning(a)	18,008
467	Pall Corp.	25,386
475	PerkinElmer, Inc.	12,587
1,461	Raytheon Co.	74,818
568	Rockwell Automation, Inc.	49,831
322	Sanmina-SCI Corp.(a)	5,030
644	Sealed Air Corp.	17,723
340	Shaw Group, Inc.(a)	13,505
3,665	Siemens AG, ADR (Germany)	492,723
668	Stanley Black & Decker, Inc.	50,654
396	SunPower Corp., Class A(a) (b)	6,760
1,107	Textron, Inc.	29,989
1,593	Thermo Fisher Scientific, Inc.(a)	88,921
324	Trinity Industries, Inc.	10,093
404	USG Corp.(a)	6,925
645	Vishay Intertechnology, Inc.(a)	11,255
366	Waters Corp.(a)	30,396
		3,691,050

	Technology - 26.6%
2,025	Adobe Systems, Inc.(a)	69,863
2,727	Advanced Micro Devices, Inc.(a)	25,116
1,243	Altera Corp.	52,032
743	Amkor Technology, Inc.(a)	5,476
1,203	Analog Devices, Inc.	47,976
5,318	Applied Materials, Inc.	87,375
269	Applied Micro Circuits Corp.(a)	2,824
365	Ariba, Inc.(a)	11,297
919	Autodesk, Inc.(a)	38,644
967	Avago Technologies Ltd. (Singapore)	32,868
423	Axcelis Technologies, Inc.(a)	1,163
2,051	Broadcom Corp., Class A	84,542
1,832	Brocade Communications Systems, Inc.(a)	11,670
2,037	CA, Inc.	50,477
1,075	Cadence Design Systems, Inc.(a)	10,696
279	Cirrus Logic, Inc.(a)	6,515
174	CommVault Systems, Inc.(a)	6,356
624	Computer Sciences Corp.	30,033
328	Conexant Systems, Inc.(a)	774
439	Cree, Inc.(a)	23,122
648	Cypress Semiconductor Corp.(a)	13,582
7,745	Dell, Inc.(a)	122,603
8,260	EMC Corp.(a)	224,755
329	Emulex Corp.(a)	3,619
532	Entegris, Inc.(a)	4,639
503	Fairchild Semiconductor International, Inc.(a)	8,858
1,211	Fidelity National Information Services, Inc.	39,224
596	Fiserv, Inc.(a)	37,709
203	FormFactor, Inc.(a)	1,995
155	FSI International, Inc.(a)	600
8,781	Hewlett-Packard Co.	383,115
642	Integrated Device Technology, Inc.(a)	4,975
22,361	Intel Corp.	480,091
4,980	International Business Machines Corp.	806,162
500	Intersil Corp., Class A	6,395
675	KLA-Tencor Corp.	32,954
284	Kulicke & Soffa Industries, Inc.(a)	2,724
496	LAM Research Corp.(a)	27,230
472	Lattice Semiconductor Corp.(a)	3,134
318	Lexmark International, Inc., Class A(a)	11,935

See notes to financial statements.

Semiannual Report | February 28, 2011 | 59

Portfolio of Investments (unaudited) continued

OTP | Guggenheim Ocean Tomo Patent ETF (continued)

Number of Shares	Description	Value

	Technology (continued)
2,472	LSI Corp.(a)	$15,549
2,589	Marvell Technology Group Ltd. (Bermuda)(a)	47,327
920	MEMC Electronic Materials, Inc.(a)	12,484
444	Mentor Graphics Corp.(a)	7,060
752	Microchip Technology, Inc.(b)	27,756
4,024	Micron Technology, Inc.(a)	44,787
337	Microsemi Corp.(a)	7,424
34,297	Microsoft Corp.	911,614
968	National Semiconductor Corp.	15,004
648	NCR Corp.(a)	12,377
1,449	NetApp, Inc.(a)	74,855
257	Netlogic Microsystems, Inc.(a)	10,637
1,420	Novell, Inc.(a)	8,350
373	Novellus Systems, Inc.(a)	14,905
1,187	Nuance Communications, Inc.(a)	22,149
2,319	NVIDIA Corp.(a)	52,549
220	Omnivision Technologies, Inc.(a)	6,736
1,744	ON Semiconductor Corp.(a)	19,446
20,254	Oracle Corp.	666,357
930	PMC - Sierra, Inc.(a)	7,347
880	Quantum Corp.(a)	2,279
364	Quest Software, Inc.(a)	9,752
452	Rambus, Inc.(a)	9,289
2,089	Research In Motion Ltd. (Canada)(a)	138,166
419	Rovi Corp.(a)	23,221
927	SanDisk Corp.(a)	45,979
1,909	Seagate Technology PLC (Ireland)(a)	24,244
252	Semtech Corp.(a)	5,967
182	Silicon Laboratories, Inc.(a)	8,263
723	Skyworks Solutions, Inc.(a)	25,985
252	SMART Modular Technologies WWH, Inc. (Cayman Islands)(a)	1,746
599	Synopsys, Inc.(a)	16,604
732	Teradyne, Inc.(a)	13,637
4,707	Texas Instruments, Inc.	167,616
1,028	Tower Semiconductor Ltd. (Israel)(a)	1,388
172	Unisys Corp.(a)	6,392
10,497	United Microelectronics Corp., ADR (Taiwan)	29,392
301	Varian Semiconductor Equipment Associates, Inc.(a)	14,361
108	Volterra Semiconductor Corp.(a)	2,725
930	Western Digital Corp.(a)	28,439
5,504	Xerox Corp.	59,168
1,047	Xilinx, Inc.	34,813
		5,469,257

	Utilities - 0.3%
967	Ameren Corp.	27,037
906	Pepco Holdings, Inc.	16,970
440	Pinnacle West Capital Corp.	18,581
		62,588

	Total Common Stocks - 99.8%
	(Cost $18,079,800)	20,512,246

	Investments of Collateral for Securities Loaned - 1.1%
	Money Market Fund - 1.1%
234,616	BNY Mellon Securities Lending Overnight Fund, 0.257%(c) (d)
	(Cost $234,616)	234,616

	Total Investments - 100.9%
	(Cost $18,314,416)	20,746,862
	Liabilities in excess of Other Assets - (0.9%)	(182,817)
	Net Assets - 100.0%	$20,564,045

ADR - American Depositary Receipt

AG - Stock Corporation

OJY - Public Stock Company

PLC - Public Limited Company

SA - Corporation

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at February 28, 2011.

(c)	At February 28, 2011, the total market value of the Fund’s securities on loan was $226,853 and the total market value of the collateral held by the Fund was $234,616.

(d)	Interest rate shown reflects yield as of February 28, 2011.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

60 | Semiannual Report | February 28, 2011

Portfolio of Investments (unaudited) continued

RYJ | Guggenheim Raymond James SB-1 Equity ETF

Number of Shares	Description	Value

	Long-Term Investments - 100.0%
	Common Stocks - 96.5%
	Communications - 11.3%
11,429	ADTRAN, Inc.	$519,791
9,632	American Tower Corp., Class A(a)	519,743
18,739	Comtech Telecommunications Corp.	506,890
17,734	Constant Contact, Inc.(a) (b)	513,045
11,934	Crown Castle International Corp.(a)	503,018
5,777	Equinix, Inc.(a)	499,364
10,856	Harris Corp.	506,541
56,879	Iridium Communications, Inc.(a)	534,662
21,197	JDS Uniphase Corp.(a)	522,930
35,368	KVH Industries, Inc.(a)	519,202
16,775	Motorola Mobility Holdings, Inc.(a)	506,605
12,852	NII Holdings, Inc.(a)	526,418
13,923	Rackspace Hosting, Inc.(a)	513,898
11,840	SBA Communications Corp., Class A(a)	498,346
32,855	ValueClick, Inc.(a)	490,525
20,965	Vocus, Inc.(a)	509,449
		8,190,427

	Consumer, Cyclical - 20.9%
8,227	Advance Auto Parts, Inc.	515,668
38,624	Arctic Cat, Inc.(a)	490,911
16,299	Ascena Retail Group, Inc.(a)	509,181
1,992	AutoZone, Inc.(a)	513,836
10,458	Bed Bath & Beyond, Inc.(a)	503,553
12,459	Big Lots, Inc.(a)	511,193
21,759	Brinker International, Inc.	514,383
9,558	Buffalo Wild Wings, Inc.(a)	506,478
58,296	Carmike Cinemas, Inc.(a)	418,565
11,879	Carnival Corp. (Panama)	506,877
23,867	Carrols Restaurant Group, Inc.(a)	189,027
26,763	Cinemark Holdings, Inc.	537,401
9,610	Copa Holdings SA, Class A (Panama)	512,501
55,182	Cost Plus, Inc.(a)	520,366
13,321	Culp, Inc.(a)	133,876
9,081	DineEquity, Inc.(a)	519,524
4,049	Dixie Group, Inc.(a)	19,516
10,280	Dollar Tree, Inc.(a)	517,290
30,484	Houston Wire & Cable Co.	408,486
25,558	Knoll, Inc.	528,284
49,839	La-Z-Boy, Inc.(a)	500,384
9,177	O’Reilly Automotive, Inc.(a)	510,058
54,819	Pier 1 Imports, Inc.(a)	552,576
6,812	Polaris Industries, Inc.	513,965
22,146	Red Robin Gourmet Burgers, Inc.(a)	528,404
35,046	Regal Entertainment Group, Class A	523,587
11,541	Royal Caribbean Cruises Ltd. (Liberia)(a)	505,380
45,817	Select Comfort Corp.(a)	509,943
27,495	Stanley Furniture Co., Inc.(a)	151,222
8,260	Starwood Hotels & Resorts Worldwide, Inc.	504,686
51,116	Steelcase, Inc., Class A	496,336
11,009	Tempur-Pedic International, Inc.(a)	516,762
9,418	Wal-Mart Stores, Inc.	489,548
		15,179,767

	Consumer, Non-cyclical - 7.9%
6,529	Alliance Data Systems Corp.(a)	514,093
13,556	AmerisourceBergen Corp.	513,908
10,223	Automatic Data Processing, Inc.	511,150
12,559	Carriage Services, Inc.(a)	71,586
9,913	Covidien PLC (Ireland)	510,024
10,592	Global Payments, Inc.	508,310
22,316	Healthsouth Corp.(a)	540,270
28,801	Merit Medical Systems, Inc.(a)	491,921
22,597	Parexel International Corp.(a)	530,352
47,562	Service Corp. International	518,426
27,350	TNS, Inc.(a)	515,548
6,853	Visa, Inc., Class A	500,612
		5,726,200

	Energy - 15.6%
9,366	Alpha Natural Resources, Inc.(a)	507,825
82,683	BPZ Resources, Inc.(a) (b)	537,440
8,557	Cameron International Corp.(a)	505,975
4,378	Cimarex Energy Co.	508,417
18,387	Complete Production Services, Inc.(a)	529,730
4,618	Concho Resources, Inc.(a)	491,909
10,274	Consol Energy, Inc.	520,995
7,423	Continental Resources, Inc.(a)	516,121
10,550	Halliburton Co.	495,217
36,373	Helix Energy Solutions Group, Inc.(a)	560,144
5,881	Hess Corp.	511,823
17,630	Nabors Industries Ltd. (Bermuda)(a)	501,926
6,291	National Oilwell Varco, Inc.	500,575
18,526	Patterson-UTI Energy, Inc.	506,501
4,963	Pioneer Natural Resources Co.	507,913
28,151	Resolute Energy Corp.(a) (b)	510,378
11,619	Rosetta Resources, Inc.(a)	527,038
12,581	Rowan Cos., Inc.(a)	536,831

See notes to financial statements.

Semiannual Report | February 28, 2011 | 61

Portfolio of Investments (unaudited) continued

RYJ | Guggenheim Raymond James SB-1 Equity ETF (continued)

Number of Shares	Description	Value

	Energy (continued)
39,541	TETRA Technologies, Inc.(a)	$546,061
8,646	Unit Corp.(a)	514,437
21,053	Weatherford International Ltd. (Switzerland)(a)	509,062
7,865	Whiting Petroleum Corp.(a)	513,899
		11,360,217

	Financial - 21.9%
37,691	American Equity Investment Life Holding Co.	497,521
20,722	Apartment Investment & Management Co., Class A, REIT	531,519
31,213	Associated Estates Realty Corp., REIT	507,211
35,243	Bank of America Corp.	503,622
16,432	Bank of New York Mellon Corp.	499,369
28,850	BioMed Realty Trust, Inc., REIT	523,628
36,642	Campus Crest Communities, Inc., REIT	524,713
41,649	Cardinal Financial Corp.	463,553
106,256	Citigroup, Inc.(a)	497,278
13,281	Comerica, Inc.	516,631
20,121	Community Bank System, Inc.	506,244
8,903	Digital Realty Trust, Inc., REIT(b)	523,674
21,242	DuPont Fabros Technology, Inc., REIT	518,730
4,252	Essex Property Trust, Inc., REIT	526,313
30,067	First Financial Bancorp	509,034
44,234	First Horizon National Corp.	508,691
64,108	Gain Capital Holdings, Inc.(a)	496,196
22,387	Hudson Valley Holding Corp.	477,291
73,118	Huntington Bancshares, Inc.	500,127
8,987	Iberiabank Corp.	514,865
10,866	JPMorgan Chase & Co.	507,334
22,777	Lakeland Bancorp, Inc.	219,343
16,299	Lincoln National Corp.	517,004
16,788	Marsh & McLennan Cos., Inc.	511,027
26,878	New York Community Bancorp, Inc.	501,544
38,122	People’s United Financial, Inc.	502,448
8,112	PNC Financial Services Group, Inc.	500,510
34,371	PrivateBancorp, Inc.	492,193
24,772	Progressive Corp.	516,001
20,807	Texas Capital Bancshares, Inc.(a)	525,169
15,854	Wells Fargo & Co.	511,450
15,147	Wintrust Financial Corp.	508,636
		15,958,869

	Industrial - 7.8%
18,952	American Superconductor Corp.(a) (b)	502,607
70,338	Casella Waste Systems, Inc., Class A(a)	515,578
5,263	Clean Harbors, Inc.(a)	483,564
14,409	HUB Group, Inc., Class A(a)	503,739
21,207	IESI-BFC Ltd. (Canada)	527,630
9,491	Kansas City Southern(a)	510,995
7,840	Norfolk Southern Corp.	514,147
16,343	Plexus Corp.(a)	513,661
37,410	RailAmerica, Inc.(a)	561,150
6,883	Stanley Black & Decker, Inc.	521,938
17,292	Waste Connections, Inc.	501,295
		5,656,304

	Technology - 11.1%
12,520	Altera Corp.	524,087
12,736	Analog Devices, Inc.	507,912
14,701	Blackboard, Inc.(a) (b)	514,682
20,483	CA, Inc.	507,569
17,938	Diodes, Inc.(a)	519,484
28,604	Fairchild Semiconductor International, Inc.(a)	503,716
11,457	Hewlett-Packard Co.	499,869
80,031	LSI Corp.(a)	503,395
47,336	Micron Technology, Inc.(a)	526,850
23,457	Microsemi Corp.(a)	516,758
26,707	Nuance Communications, Inc.(a)	498,353
22,586	NVIDIA Corp.(a)	511,799
45,890	Pericom Semiconductor Corp.(a)	461,653
29,104	Radiant Systems, Inc.(a)	499,133
22,078	Semtech Corp.(a)	522,807
25,480	SS&C Technologies Holdings, Inc.(a)	499,153
		8,117,220

	Total Common Stocks - 96.5%
	(Cost $58,929,418)	70,189,004

	Master Limited Partnerships - 3.5%
	Consumer, Cyclical - 0.7%
12,322	Inergy, LP	511,116

	Consumer, Non-cyclical - 0.7%
17,696	Teekay Offshore Partners, LP (Marshall Islands)	509,114

	Energy - 1.4%
11,622	Enterprise Products Partners, LP	506,719
12,883	Linn Energy, LLC(b)	500,247
		1,006,966

	Industrial - 0.7%
13,425	Teekay LNG Partners, LP (Marshall Islands)	511,224

	Total Master Limited Partnerships - 3.5%
	(Cost $1,754,479)	2,538,420

	Total Long-Term Investments - 100.0%
	(Cost $60,683,897)	72,727,424

See notes to financial statements.

62 | Semiannual Report | February 28, 2011

Portfolio of Investments (unaudited) continued

RYJ | Guggenheim Raymond James SB-1 Equity ETF (continued)

Number of Shares	Description	Value

	Investments of Collateral for Securities Loaned - 4.0%
	Money Market Fund - 4.0%
2,873,489	BNY Mellon Securities Lending Overnight Fund, 0.257%(c) (d)
	(Cost $2,873,489)	$2,873,489

	Total Investments - 104.0%
	(Cost $63,557,386)	75,600,913
	Liabilities in excess of Other Assets - (4.0%)	(2,904,125)
	Net Assets - 100.0%	$72,696,788

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Corporation

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at February 28, 2011.

(c)	At February 28, 2011, the total market value of the Fund’s securities on loan was $2,810,758 and the total market value of the collateral held by the Fund was $2,873,489.

(d)	Interest rate shown reflects yield as of February 28, 2011.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

Semiannual Report | February 28, 2011 | 63

Portfolio of Investments (unaudited) continued

XRO | Guggenheim Sector Rotation ETF

Number of Shares	Description	Value

	Long-Term Investments - 100.2%
	Common Stocks - 99.4%
	Basic Materials - 7.1%
2,981	Albemarle Corp.	$171,586
8,330	EI du Pont de Nemours & Co.	457,067
2,075	FMC Corp.	160,688
6,925	Freeport-McMoRan Copper & Gold, Inc.	366,679
2,330	Lubrizol Corp.	253,667
3,746	Sigma-Aldrich Corp.	239,332
		1,649,019

	Communications - 14.0%
1,561	Acme Packet, Inc.(a)	117,450
2,311	Amazon.com, Inc.(a)	400,473
11,829	Clear Channel Outdoor Holdings, Inc., Class A(a)	174,359
2,556	F5 Networks, Inc.(a)	301,633
886	FactSet Research Systems, Inc.	92,924
15,643	Interpublic Group of Cos., Inc.	206,487
13,152	MetroPCS Communications, Inc.(a)	189,389
1,417	NetFlix, Inc.(a)	292,851
2,136	Polycom, Inc.(a)	102,101
832	priceline.com, Inc.(a)	377,628
2,646	Rackspace Hosting, Inc.(a)	97,664
1,207	SINA Corp. (Cayman Islands)(a)	98,576
4,216	TIBCO Software, Inc.(a)	103,798
6,293	Time Warner Cable, Inc.	454,229
9,149	Virgin Media, Inc.	249,219
		3,258,781

	Consumer, Cyclical - 38.8%
2,886	Abercrombie & Fitch Co., Class A	165,570
2,513	Advance Auto Parts, Inc.	157,515
3,153	Autoliv, Inc.	236,128
2,946	AutoNation, Inc.(a) (b)	99,104
1,217	AutoZone, Inc.(a)	313,925
3,445	BorgWarner, Inc.(a)	267,367
7,820	CarMax, Inc.(a)	276,593
1,172	Chipotle Mexican Grill, Inc.(a)	287,140
6,008	Coach, Inc.	329,959
1,036	Deckers Outdoor Corp.(a)	91,396
2,216	Dick’s Sporting Goods, Inc.(a)	82,302
10,839	Dollar General Corp.(a)	306,202
4,453	Dollar Tree, Inc.(a)	224,075
3,344	Family Dollar Stores, Inc.	167,468
24,737	Ford Motor Co.(a)	372,292
2,357	Fossil, Inc.(a)	180,876
3,518	Hasbro, Inc.	157,958
9,035	Las Vegas Sands Corp.(a)	421,392
1,679	Lear Corp.	177,638
8,111	Ltd. Brands, Inc.	259,714
13,130	Macy’s, Inc.	313,807
1,436	Navistar International Corp.(a)	89,003
4,126	O’Reilly Automotive, Inc.(a)	229,323
5,780	PACCAR, Inc.	289,751
822	Panera Bread Co., Class A(a)	95,969
4,175	PetSmart, Inc.	170,632
2,642	Phillips-Van Heusen Corp.	158,546
3,000	Polo Ralph Lauren Corp.	380,130
3,944	Ross Stores, Inc.	284,126
5,300	Royal Caribbean Cruises Ltd. (Liberia)(a)	232,087
12,922	Starbucks Corp.	426,168
5,471	Starwood Hotels & Resorts Worldwide, Inc.	334,278
3,998	Tiffany & Co.	246,077
1,717	Tractor Supply Co.	89,404
3,157	TRW Automotive Holdings Corp.(a)	179,318
1,362	WABCO Holdings, Inc.(a)	79,582
2,327	Williams-Sonoma, Inc.	83,981
3,198	Wynn Resorts Ltd.	393,130
8,472	Yum! Brands, Inc.	426,396
		9,076,322

	Consumer, Non-cyclical - 5.9%
3,095	Alexion Pharmaceuticals, Inc.(a)	297,987
3,084	Edwards Lifesciences Corp.(a)	262,263
2,330	ENDO Pharmaceuticals Holdings, Inc.(a)	82,762
1,219	Herbalife Ltd. (Cayman Islands)	95,582
3,933	Illumina, Inc.(a)	272,950
1,913	Universal Health Services, Inc., Class B	87,443
4,927	Whole Foods Market, Inc.	288,525
		1,387,512

	Industrial - 9.5%
4,235	AMETEK, Inc.	177,658
2,246	BE Aerospace, Inc.(a)	75,735
3,025	Cummins, Inc.	305,888
6,084	Expeditors International of Washington, Inc.	290,815
3,472	Kansas City Southern(a)	186,933
1,093	Mettler-Toledo International, Inc.(a)	187,307
3,083	Stericycle, Inc.(a)	266,433
1,155	TransDigm Group, Inc.(a)	92,839
4,171	Trimble Navigation Ltd.(a)	205,005
4,481	Union Pacific Corp.	427,532
		2,216,145

See notes to financial statements.

64 | Semiannual Report | February 28, 2011

Portfolio of Investments (unaudited) continued

XRO | Guggenheim Sector Rotation ETF (continued)

Number of Shares	Description	Value

	Technology - 24.1%
9,337	Altera Corp.	$390,847
1,289	Apple, Inc.(a)	455,288
13,489	Atmel Corp.(a)	198,019
9,537	Broadcom Corp., Class A	393,115
5,387	Check Point Software Technologies Ltd. (Israel)(a)	268,488
5,668	Cognizant Technology Solutions Corp., Class A(a)	435,699
2,076	IHS, Inc., Class A(a)	173,761
1,892	Informatica Corp.(a)	88,943
6,742	Intuit, Inc.(a)	354,494
3,206	LAM Research Corp.(a)	176,009
1,892	MICROS Systems, Inc.(a)	90,135
6,040	NetApp, Inc.(a)	312,026
5,456	Red Hat, Inc.(a)	225,224
4,718	Riverbed Technology, Inc.(a)	194,806
2,684	Rovi Corp.(a)	148,747
2,525	Salesforce.com, Inc.(a)	333,982
6,664	SanDisk Corp.(a)	330,534
5,809	Skyworks Solutions, Inc.(a)	208,776
1,617	Solera Holdings, Inc.	82,596
6,057	Teradata Corp.(a)	289,646
2,155	VeriFone Systems, Inc.(a)	97,923
4,670	VMware, Inc., Class A(a)	390,646
		5,639,704

	Total Common Stocks - 99.4%
	(Cost $20,182,224)	23,227,483

	Tracking Stock - 0.8%
	Communications - 0.8%
2,661	Liberty Media Corp. - Capital, Class A(a) (c)
	(Cost $173,257)	193,082

	Total Long-Term Investments - 100.2%
	(Cost $20,355,481)	23,420,565

	Investments of Collateral for Securities Loaned - 0.4%
	Money Market Fund - 0.4%
95,832	BNY Mellon Securities Lending Overnight Fund, 0.257%(d) (e)
	(Cost $95,832)	95,832

	Total Investments - 100.6%
	(Cost $20,451,313)	23,516,397
	Liabilities in excess of Other Assets - (0.6%)	(143,394)
	Net Assets - 100.0%	$23,373,003

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at February 28, 2011.

(c)	A tracking stock is a security issued by a parent company to track the performance of a subsidiary, division, or line of business.

(d)	At February 28, 2011, the total market value of the Fund’s securities on loan was $93,761 and the total market value of the collateral held by the Fund was $95,832.

(e)	Interest rate shown reflects yield as of February 28, 2011.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.
Semiannual Report | February 28, 2011 | 65

Portfolio of Investments (unaudited) continued

CSD | Guggenheim Spin-Off ETF

Number of Shares	Description	Value

	Long-Term Investments - 99.9%
	Common Stocks - 94.5%
	Basic Materials - 4.9%
8,076	Clearwater Paper Corp.(a)	$640,427

	Communications - 21.9%
23,401	AOL, Inc.(a)	488,379
23,730	EchoStar Corp., Class A(a)	823,431
11,064	Scripps Networks Interactive, Inc., Class A	574,664
72,764	TeleCommunication Systems, Inc., Class A(a)	310,702
9,189	Time Warner Cable, Inc.	663,262
		2,860,438

	Consumer, Cyclical - 15.6%
19,247	Ascent Media Corp., Class A(a)	802,985
19,439	HSN, Inc.(a)	631,379
35,562	Interval Leisure Group, Inc.(a)	601,353
		2,035,717

	Consumer, Non-cyclical - 32.3%
19,835	CareFusion Corp.(a)	541,892
3,676	CPEX Pharmaceuticals, Inc.(a)	100,134
13,404	Dr Pepper Snapple Group, Inc.	483,348
22,668	Hillenbrand, Inc.	493,029
14,991	Lender Processing Services, Inc.	510,743
6,789	Lorillard, Inc.	521,192
39,283	Myrexis, Inc.(a)	150,454
11,115	Philip Morris International, Inc.	697,800
34,170	Total System Services, Inc.	606,517
17,260	Tree.com, Inc.(a)	117,541
		4,222,650

	Financial - 12.0%
17,989	Altisource Portfolio Solutions SA (Luxembourg)(a)	543,088
26,555	Forestar Group, Inc.(a)	511,449
8,845	Virtus Investment Partners, Inc.(a)	515,487
		1,570,024

	Industrial - 7.8%
28,855	John Bean Technologies Corp.	547,379
24,642	Quanex Building Products Corp.	465,488
		1,012,867

	Total Common Stocks - 94.5%
	(Cost $10,653,607)	12,342,123

	Exchange Traded Fund - 0.3%
500	Vanguard Mid-Capital ETF
	(Cost $39,453)	39,605

	Master Limited Partnership - 5.1%
	Utilities - 5.1%
29,614	Brookfield Infrastructure Partners, LP (Bermuda)
	(Cost $490,903)	668,684

	Total Long-Term Investments - 99.9%
	(Cost $11,183,963)	13,050,412
	Other Assets in excess of Liabilities - 0.1%	8,725
	Net Assets - 100.0%	$13,059,137

ETF - Exchange-Traded Fund

LP - Limited Partnership

SA - Corporation

(a)	Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

66 | Semiannual Report | February 28, 2011

Portfolio of Investments (unaudited) continued

WXSP | Wilshire 4500 Completion ETF

Number of Shares	Description	Value

	Long-Term Investments - 99.9%
	Common Stocks - 99.3%
	Basic Materials - 5.0%
78	A Schulman, Inc.	$1,736
180	Albemarle Corp.	10,361
228	Allied Nevada Gold Corp.(a)	6,917
62	AMCOL International Corp.	1,935
57	Arch Chemicals, Inc.	2,049
145	Ashland, Inc.	8,163
84	Balchem Corp.	3,024
251	Boise, Inc.	2,254
106	Buckeye Technologies, Inc.	2,777
141	Cabot Corp.	6,100
102	Carpenter Technology Corp.	4,241
277	Celanese Corp., Series A	11,482
167	Century Aluminum Co.(a)	2,831
20	CF Industries Holdings, Inc.	2,826
211	Chemtura Corp.(a)	3,433
33	Clearwater Paper Corp.(a)	2,617
216	Coeur d’Alene Mines Corp.(a)	6,806
68	Compass Minerals International, Inc.	6,356
113	Cytec Industries, Inc.	6,422
35	Deltic Timber Corp.	2,127
83	Domtar Corp.	7,254
235	Ferro Corp.(a)	3,741
227	Globe Specialty Metals, Inc.	5,287
107	HB Fuller Co.	2,306
619	Hecla Mining Co.(a)	6,283
149	Horsehead Holding Corp.(a)	2,464
433	Huntsman Corp.	7,642
71	Innophos Holdings, Inc.	3,041
113	Intrepid Potash, Inc.(a)	4,362
43	Kaiser Aluminum Corp.	2,173
151	KapStone Paper and Packaging Corp.(a)	2,590
130	Lubrizol Corp.	14,153
69	Materion Corp.(a)	3,020
35	Minerals Technologies, Inc.	2,271
140	Molycorp, Inc.(a)	6,719
359	Mosaic Co.	30,820
24	NewMarket Corp.	3,075
177	Olin Corp.	3,294
65	OM Group, Inc.(a)	2,287
197	Omnova Solutions, Inc.(a)	1,387
130	PH Glatfelter Co.	1,600
230	PolyOne Corp.	3,192
84	Potlatch Corp., REIT	3,226
127	Rayonier, Inc., REIT	7,789
161	Reliance Steel & Aluminum Co.	8,908
140	Rockwood Holdings, Inc.(a)	6,517
122	Royal Gold, Inc.	6,054
261	RPM International, Inc.	5,995
50	Schnitzer Steel Industries, Inc.	3,210
43	Schweitzer-Mauduit International, Inc.	2,358
107	Sensient Technologies Corp.	3,572
280	Solutia, Inc.(a)	6,499
326	Southern Copper Corp.	13,796
467	Steel Dynamics, Inc.	8,621
31	Stepan Co.	2,176
150	Stillwater Mining Co.(a)	3,580
321	Uranium Resources, Inc.(a) (b)	908
272	US Gold Corp.(a)	1,975
314	USEC, Inc.(a)	1,670
199	Valspar Corp.	7,566
165	Wausau Paper Corp.	1,325
46	Westlake Chemical Corp.	2,199
129	WR Grace & Co.(a)	4,907
62	Zep, Inc.	973
		317,242

	Communications - 7.2%
44	AboveNet, Inc.	2,855
85	Acme Packet, Inc.(a)	6,395
790	ADPT Corp.(a)	2,354
121	ADTRAN, Inc.	5,503
80	Ancestry.com, Inc.(a)	2,629
52	Anixter International, Inc.	3,724
262	AOL, Inc.(a)	5,468
280	Arris Group, Inc.(a)	3,696
257	Aruba Networks, Inc.(a)	7,826
132	Atheros Communications, Inc.(a)	5,915
30	Atlantic Tele-Network, Inc.	1,170
267	Belo Corp.(a)	2,128
84	Black Box Corp.	3,208
89	Blue Coat Systems, Inc.(a)	2,504
30	Blue Nile, Inc.(a)	1,715
524	Cablevision Systems Corp., Class A	19,309
263	Ciena Corp.(a)	7,251
543	Cincinnati Bell, Inc.(a)	1,434
280	CKX, Inc.(a)	988

See notes to financial statements.

Semiannual Report | February 28, 2011 | 67

Portfolio of Investments (unaudited) continued

WXSP | Wilshire 4500 Completion ETF (continued)

Number of Shares	Description	Value

	Communications (continued)
105	Clear Channel Outdoor Holdings, Inc., Class A(a)	$1,548
194	Clearwire Corp., Class A(a) (b)	976
146	Cogent Communications Group, Inc.(a)	2,152
116	comScore, Inc.(a)	3,193
74	Comtech Telecommunications Corp.	2,002
87	Consolidated Communications Holdings, Inc.	1,591
90	Constant Contact, Inc.(a)	2,604
653	Crown Castle International Corp.(a)	27,524
734	Crown Media Holdings, Inc., Class A(a) (b)	1,784
112	DealerTrack Holdings, Inc.(a)	2,260
64	DG FastChannel, Inc.(a)	2,119
89	Digital River, Inc.(a)	2,989
117	DigitalGlobe, Inc.(a)	3,777
425	DISH Network Corp., Class A(a)	9,881
285	EarthLink, Inc.	2,346
131	EchoStar Corp., Class A(a)	4,546
62	Equinix, Inc.(a)	5,359
96	FactSet Research Systems, Inc.	10,068
249	Finisar Corp.(a)	10,214
65	GeoEye, Inc.(a)	2,896
151	Global Crossing Ltd. (Bermuda)(a)	2,378
892	Globalstar, Inc.(a) (b)	1,177
125	GSI Commerce, Inc.(a)	2,599
307	Harmonic, Inc.(a)	2,950
130	Harte-Hanks, Inc.	1,650
71	Hughes Communications, Inc.(a)	4,253
181	IAC/InterActiveCorp(a)	5,624
253	Infinera Corp.(a)	2,027
142	Infospace, Inc.(a)	1,145
111	InterDigital, Inc.	5,292
401	Inuvo, Inc.(a)	1,123
67	IPG Photonics Corp.(a)	3,814
164	Ixia(a)	2,878
110	j2 Global Communications, Inc.(a)	3,200
119	John Wiley & Sons, Inc., Class A	5,689
147	Knology, Inc.(a)	2,046
146	Lamar Advertising Co., Class A(a)	5,660
202	Leap Wireless International, Inc.(a)	2,468
3,790	Level 3 Communications, Inc.(a)	5,306
302	Liberty Global, Inc., Class A(a) (b)	12,714
73	LogMeIn, Inc.(a)	2,620
159	LoopNet, Inc.(a)	1,892
57	Loral Space & Communications, Inc.(a)	4,313
155	ModusLink Global Solutions, Inc.	1,069
83	Netgear, Inc.(a)	2,722
148	NeuStar, Inc., Class A(a)	3,737
115	Neutral Tandem, Inc.(a)	1,978
218	New York Times Co.(a)	2,267
255	NIC, Inc.	2,586
334	NII Holdings, Inc.(a)	13,681
119	NTELOS Holdings Corp.	2,311
96	NutriSystem, Inc.(b)	1,270
140	Oclaro, Inc.(a)	2,468
70	OpenTable, Inc.(a)	6,221
90	Oplink Communications, Inc.(a)	2,449
324	Orbitz Worldwide, Inc.(a)	1,144
388	PAETEC Holding Corp.(a)	1,474
117	Perficient, Inc.(a)	1,454
94	Plantronics, Inc.	3,280
173	Polycom, Inc.(a)	8,269
207	Premiere Global Services, Inc.(a)	1,389
249	Rackspace Hosting, Inc.(a)	9,191
313	RealNetworks, Inc.(a)	1,205
631	RF Micro Devices, Inc.(a)	4,732
250	Sapient Corp.(a)	2,962
113	SAVVIS, Inc.(a)	3,671
222	SBA Communications Corp., Class A(a)	9,344
84	Scholastic Corp.	2,638
90	Shenandoah Telecommunications Co.	1,575
81	Shutterfly, Inc.(a)	3,459
9,453	Sirius XM Radio, Inc.(a)	17,110
765	Sonus Networks, Inc.(a)	2,318
75	Sourcefire, Inc.(a)	2,032
114	Sycamore Networks, Inc.	2,434
143	Tekelec(a)	1,097
344	TeleCommunication Systems, Inc., Class A(a)	1,469
160	Telephone & Data Systems, Inc.	5,384
214	Terremark Worldwide, Inc.(a)	4,062
267	TIBCO Software, Inc.(a)	6,574
217	tw telecom inc(a)	4,036
290	United Online, Inc.	1,743
34	United States Cellular Corp.(a)	1,699
258	ValueClick, Inc.(a)	3,852
83	Viasat, Inc.(a)	3,454
545	Virgin Media, Inc.	14,846
111	VirnetX Holding Corp.(b)	1,332
458	Vonage Holdings Corp.(a)	2,024

See notes to financial statements.

68 | Semiannual Report | February 28, 2011

Portfolio of Investments (unaudited) continued

WXSP | Wilshire 4500 Completion ETF (continued)

Number of Shares	Description	Value

	Communications (continued)
93	WebMD Health Corp.(a)	$5,394
114	Websense, Inc.(a)	2,442
88	Windstream Corp.	1,104
93	World Wrestling Entertainment, Inc., Class A	1,201
		452,872

	Consumer, Cyclical - 13.2%
173	99 Cents Only Stores(a)	2,879
150	Advance Auto Parts, Inc.	9,402
189	Aeropostale, Inc.(a)	4,903
379	AirTran Holdings, Inc.(a)	2,767
75	Alaska Air Group, Inc.(a)	4,459
40	Allegiant Travel Co.	1,651
166	American Axle & Manufacturing Holdings, Inc.(a)	2,219
512	American Eagle Outfitters, Inc.	7,859
89	Ameristar Casinos, Inc.	1,491
463	AMR Corp.(a)	3,121
153	AnnTaylor Stores Corp.(a)	3,551
262	ArvinMeritor, Inc.(a)	4,695
92	Asbury Automotive Group, Inc.(a)	1,697
122	Ascena Retail Group, Inc.(a)	3,811
57	Ascent Media Corp., Class A(a)	2,378
90	Bally Technologies, Inc.(a)	3,477
97	Barnes & Noble, Inc.(b)	1,299
123	Beacon Roofing Supply, Inc.(a)	2,609
298	Beazer Homes USA, Inc.(a) (b)	1,386
156	Bebe Stores, Inc.	920
5	Biglari Holdings, Inc.(a)	2,139
65	BJ’s Restaurants, Inc.(a)	2,337
75	BJ’s Wholesale Club, Inc.(a)	3,632
69	Bob Evans Farms, Inc.	2,162
241	BorgWarner, Inc.(a)	18,704
192	Boyd Gaming Corp.(a)	2,052
203	Brightpoint, Inc.(a)	2,558
209	Brinker International, Inc.	4,941
119	Brown Shoe Co., Inc.	1,845
191	Brunswick Corp.	4,399
79	Buckle, Inc.	3,088
42	Buffalo Wild Wings, Inc.(a)	2,226
117	Cabela’s, Inc.(a)	3,174
85	California Pizza Kitchen, Inc.(a)	1,431
232	Callaway Golf Co.	1,796
128	Carter’s, Inc.(a)	3,668
104	Casey’s General Stores, Inc.	4,271
79	Cash America International, Inc.	3,374
84	Cato Corp., Class A	2,037
53	CEC Entertainment, Inc.	2,051
321	Charming Shoppes, Inc.(a)	1,050
134	Cheesecake Factory, Inc.(a)	3,891
389	Chico’s FAS, Inc.	5,345
57	Childrens Place Retail Stores, Inc.(a)	2,605
53	Chipotle Mexican Grill, Inc.(a)	12,985
56	Choice Hotels International, Inc.	2,163
38	Churchill Downs, Inc.	1,587
188	Cinemark Holdings, Inc.	3,775
50	Citi Trends, Inc.(a)	1,100
64	Coinstar, Inc.(a) (b)	2,732
224	Coldwater Creek, Inc.(a)	663
143	Collective Brands, Inc.(a)	3,260
35	Columbia Sportswear Co.	2,198
122	Cooper Tire & Rubber Co.	2,862
133	Copart, Inc.(a)	5,587
48	Cracker Barrel Old Country Store, Inc.	2,392
259	CROCS, Inc.(a)	4,571
335	Dana Holding Corp.(a)	6,325
96	Deckers Outdoor Corp.(a)	8,469
1,556	Delta Air Lines, Inc.(a)	17,489
167	Dick’s Sporting Goods, Inc.(a)	6,202
138	Dillard’s, Inc., Class A	5,843
43	DineEquity, Inc.(a)	2,460
63	Dollar General Corp.(a)	1,780
229	Dollar Tree, Inc.(a)	11,523
136	Domino’s Pizza, Inc.(a)	2,294
117	DreamWorks Animation SKG, Inc., Class A(a)	3,232
35	DSW, Inc., Class A(a)	1,421
40	DTS, Inc.(a)	1,814
73	Ethan Allen Interiors, Inc.	1,610
344	Exide Technologies(a)	4,094
136	Ezcorp, Inc., Class A(a)	3,900
251	Federal-Mogul Corp.(a)	5,274
146	Finish Line, Inc. (The), Class A	2,549
89	First Cash Financial Services, Inc.(a)	2,914
345	Foot Locker, Inc.	6,855
240	Force Protection, Inc.(a)	1,210
105	Fossil, Inc.(a)	8,058
140	Fred’s, Inc., Class A	1,929
41	Fuel Systems Solutions, Inc.(a)	1,194
64	G&K Services, Inc., Class A	2,075

See notes to financial statements.

Semiannual Report | February 28, 2011 | 69

Portfolio of Investments (unaudited) continued

WXSP | Wilshire 4500 Completion ETF (continued)

Number of Shares	Description	Value

	Consumer, Cyclical (continued)
101	Gaylord Entertainment Co.(a)	$3,639
1,144	General Motors Co.(a)	38,358
76	Genesco, Inc.(a)	3,004
53	Group 1 Automotive, Inc.	2,239
138	Guess?, Inc.	6,250
173	Hanesbrands, Inc.(a)	4,482
117	Herman Miller, Inc.	3,152
74	hhgregg, Inc.(a)	1,098
85	Hibbett Sports, Inc.(a)	2,670
91	HNI Corp.	2,887
91	HSN, Inc.(a)	2,956
103	Hyatt Hotels Corp., Class A(a)	4,712
187	Iconix Brand Group, Inc.(a)	4,133
322	Ingram Micro, Inc., Class A(a)	6,417
166	Interface, Inc., Class A	2,767
60	International Speedway Corp., Class A	1,663
114	Interval Leisure Group, Inc.(a)	1,928
95	J Crew Group, Inc.(a)	4,096
113	Jack in the Box, Inc.(a)	2,486
598	JetBlue Airways Corp.(a)	3,409
64	Jo-Ann Stores, Inc.(a)	3,885
195	Jones Group, Inc.	2,594
67	JOS A Bank Clothiers, Inc.(a)	3,089
169	KB Home	2,239
67	Kirkland’s, Inc.(a)	1,024
123	Knoll, Inc.	2,542
730	Las Vegas Sands Corp.(a)	34,047
133	La-Z-Boy, Inc.(a)	1,335
82	Life Time Fitness, Inc.(a)	3,145
244	Liz Claiborne, Inc.(a)	1,254
351	LKQ Corp.(a)	8,340
80	Lumber Liquidators Holdings, Inc.(a)	1,862
157	Madison Square Garden, Inc., Class A(a)	4,484
94	Maidenform Brands, Inc.(a)	2,551
89	MDC Holdings, Inc.	2,336
99	Men’s Wearhouse, Inc.	2,643
77	Meritage Homes Corp.(a)	1,987
711	MGM Resorts International(a)	9,911
103	Mobile Mini, Inc.(a)	2,342
129	Modine Manufacturing Co.(a)	1,909
126	Mohawk Industries, Inc.(a)	7,322
74	MSC Industrial Direct Co., Class A	4,676
39	MWI Veterinary Supply, Inc.(a)	2,700
110	National CineMedia, Inc.	2,078
131	Navistar International Corp.(a)	8,119
123	Nu Skin Enterprises, Inc., Class A	3,926
10	NVR, Inc.(a)	7,279
628	Office Depot, Inc.(a)	3,335
148	OfficeMax, Inc.(a)	2,034
218	Orient-Express Hotels Ltd., Class A (Bermuda)(a)	2,751
194	Oshkosh Corp.(a)	6,920
127	Owens & Minor, Inc.	3,962
281	Pacific Sunwear of California, Inc.(a)	1,267
45	Panera Bread Co., Class A(a)	5,254
87	Pantry, Inc.(a)	1,371
68	Papa John’s International, Inc.(a)	1,984
169	Penn National Gaming, Inc.(a)	6,045
83	Penske Automotive Group, Inc.(a)	1,691
165	PEP Boys-Manny Moe & Jack	2,067
79	PetMed Express, Inc.	1,176
247	PetSmart, Inc.	10,095
58	PF Chang’s China Bistro, Inc.	2,694
128	Phillips-Van Heusen Corp.	7,681
334	Pier 1 Imports, Inc.(a)	3,367
186	Pinnacle Entertainment, Inc.(a)	2,442
66	Polaris Industries, Inc.	4,980
101	Pool Corp.	2,521
61	Pricesmart, Inc.	2,171
388	Quiksilver, Inc.(a)	1,672
198	Regal Entertainment Group, Class A	2,958
148	Regis Corp.	2,594
1,505	Rite AID Corp.(a)	1,972
327	Royal Caribbean Cruises Ltd. (Liberia)(a)	14,319
179	Ruby Tuesday, Inc.(a)	2,391
96	Ryland Group, Inc.	1,667
310	Saks, Inc.(a)	3,798
208	Sally Beauty Holdings, Inc.(a)	2,698
55	Scansource, Inc.(a)	2,009
164	Scientific Games Corp., Class A(a)	1,469
190	Select Comfort Corp.(a)	2,115
177	Shuffle Master, Inc.(a)	1,666
154	Signet Jewelers Ltd. (Bermuda)(a)	6,756
72	Skechers U.S.A., Inc., Class A(a)	1,496
141	Skywest, Inc.	2,327
154	Sonic Corp.(a)	1,368
101	Stage Stores, Inc.	1,761
366	Standard Pacific Corp.(a)	1,464

See notes to financial statements.

70 | Semiannual Report | February 28, 2011

Portfolio of Investments (unaudited) continued

WXSP | Wilshire 4500 Completion ETF (continued)

Number of Shares	Description	Value

	Consumer, Cyclical (continued)
198	Steelcase, Inc., Class A	$1,923
76	Steven Madden Ltd.(a)	3,279
81	Superior Industries International, Inc.	1,610
185	Talbots, Inc.(a)	1,156
143	Tempur-Pedic International, Inc.(a)	6,712
122	Tenneco, Inc.(a)	4,865
89	Tesla Motors, Inc.(a)	2,126
168	Texas Roadhouse, Inc.	2,853
159	Thor Industries, Inc.	5,285
80	Timberland Co., Class A(a)	2,955
320	TiVo, Inc.(a)	3,290
253	Toll Brothers, Inc.(a)	5,379
53	Toro Co.	3,307
142	Tractor Supply Co.	7,394
80	True Religion Apparel, Inc.(a)	1,902
227	TRW Automotive Holdings Corp.(a)	12,894
89	Ulta Salon Cosmetics & Fragrance, Inc.(a)	3,714
79	Under Armour, Inc., Class A(a) (b)	5,232
32	Unifirst Corp.	1,805
678	United Continental Holdings, Inc.(a)	16,299
42	United Stationers, Inc.	2,832
70	Universal Electronics, Inc.(a)	1,908
363	US Airways Group, Inc.(a)	3,125
30	Vail Resorts, Inc.(a)	1,464
101	Volcom, Inc.	1,808
163	Wabash National Corp.(a)	1,698
135	WABCO Holdings, Inc.(a)	7,888
106	Warnaco Group, Inc.(a)	6,223
225	Warner Music Group Corp.(a)	1,352
55	Watsco, Inc.	3,552
1,114	Wendy’s/Arby’s Group, Inc., Class A	5,303
107	WESCO International, Inc.(a)	6,230
398	Wet Seal, Inc., Class A(a)	1,580
177	Williams-Sonoma, Inc.	6,388
42	WMS Industries, Inc.(a)	1,671
111	Wolverine World Wide, Inc.	4,080
127	World Fuel Services Corp.	5,263
		828,357

	Consumer, Non-cyclical - 17.7%
84	Aaron’s, Inc.	1,977
68	Abaxis, Inc.(a)	1,803
95	ABM Industries, Inc.	2,530
171	ACCO Brands Corp.(a)	1,462
96	Acorda Therapeutics, Inc.(a)	2,013
385	Advance America Cash Advance Centers, Inc.	2,071
49	Advisory Board Co.(a)	2,507
230	Affymetrix, Inc.(a)	1,129
48	Air Methods Corp.(a)	2,786
191	Akorn, Inc.(a)	1,068
203	Alberto-Culver Co.	7,560
162	Alere, Inc.(a)	6,260
172	Alexion Pharmaceuticals, Inc.(a)	16,560
152	Align Technology, Inc.(a)	3,169
181	Alkermes, Inc.(a)	2,594
117	Alliance Data Systems Corp.(a)	9,213
309	Alliance HealthCare Services, Inc.(a)	1,279
289	Alliance One International, Inc.(a)	1,049
290	Allos Therapeutics, Inc.(a)	969
114	Alnylam Pharmaceuticals, Inc.(a)	1,252
61	AMAG Pharmaceuticals, Inc.(a)	1,123
86	American Greetings Corp., Class A	1,862
180	American Medical Systems Holdings, Inc.(a)	3,944
49	American Public Education, Inc.(a)	2,079
169	American Reprographics Co.(a)	1,504
106	AMERIGROUP Corp.(a)	6,079
82	Amsurg Corp.(a)	1,938
273	Amylin Pharmaceuticals, Inc.(a)	4,177
55	Andersons, Inc.	2,642
158	Angiodynamics, Inc.(a)	2,658
83	Arbitron, Inc.	3,304
115	Ardea Biosciences, Inc.(a)	3,049
425	Ariad Pharmaceuticals, Inc.(a)	2,554
73	Arthrocare Corp.(a)	2,518
53	Assisted Living Concepts, Inc., Class A(a)	1,905
95	Auxilium Pharmaceuticals, Inc.(a)	2,135
225	Avis Budget Group, Inc.(a)	3,447
169	B&G Foods, Inc.	2,535
120	Beckman Coulter, Inc.	9,976
236	BioMarin Pharmaceutical, Inc.(a)	5,773
45	BIO-RAD Laboratories, Inc., Class A(a)	5,137
98	Bio-Reference Labs, Inc.(a)	2,050
16	Boston Beer Co., Inc., Class A(a)	1,485
59	Bridgepoint Education, Inc.(a) (b)	1,104
266	Brookdale Senior Living, Inc.(a)	7,153
193	Bruker Corp.(a)	3,704
316	Bunge Ltd. (Bermuda)	22,806
62	Cal-Maine Foods, Inc.(b)	1,790

See notes to financial statements.

Semiannual Report | February 28, 2011 | 71

Portfolio of Investments (unaudited) continued

WXSP | Wilshire 4500 Completion ETF (continued)

Number of Shares	Description	Value

	Consumer, Non-cyclical (continued)
77	Cantel Medical Corp.	$1,682
31	Capella Education Co.(a) (b)	1,788
72	Cardtronics, Inc.(a)	1,364
184	Career Education Corp.(a)	4,436
88	Catalyst Health Solutions, Inc.(a)	3,978
224	CBIZ, Inc.(a)	1,586
301	Celera Corp.(a)	1,914
122	Centene Corp.(a)	3,717
160	Central European Distribution Corp.(a)	3,656
174	Central Garden and Pet Co., Class A(a)	1,603
205	Cenveo, Inc.(a)	1,146
144	Cepheid, Inc.(a)	3,817
162	Charles River Laboratories International, Inc.(a)	5,903
49	Chemed Corp.	3,207
111	Chiquita Brands International, Inc.(a)	1,908
149	Church & Dwight Co., Inc.	11,241
190	Community Health Systems, Inc.(a)	7,765
80	CONMED Corp.(a)	2,118
29	Consolidated Graphics, Inc.(a)	1,582
291	Convergys Corp.(a)	4,094
86	Cooper Cos., Inc.	5,316
247	CoreLogic, Inc.(a)	4,607
171	Corn Products International, Inc.	8,348
82	Corporate Executive Board Co.	3,286
245	Corrections Corp. of America(a)	6,086
46	CoStar Group, Inc.(a)	2,607
142	Covance, Inc.(a)	8,013
120	Cubist Pharmaceuticals, Inc.(a)	2,632
91	Cyberonics, Inc.(a)	3,006
418	Del Monte Foods Co.	7,913
252	Delcath Systems, Inc.(a) (b)	1,651
124	Deluxe Corp.	3,168
282	Dendreon Corp.(a)	9,472
233	Depomed, Inc.(a)	1,955
148	DexCom, Inc.(a)	2,165
46	Diamond Foods, Inc.	2,344
119	Dole Food Co., Inc.(a) (b)	1,755
104	Dollar Financial Corp.(a)	2,225
74	Dollar Thrifty Automotive Group, Inc.(a)	3,930
48	Education Management Corp.(a) (b)	930
197	Edwards Lifesciences Corp.(a)	16,753
84	Elizabeth Arden, Inc.(a)	2,444
52	Emergency Medical Services Corp., Class A(a)	3,284
92	Emergent Biosolutions, Inc.(a)	1,936
85	Emeritus Corp.(a)	2,000
255	ENDO Pharmaceuticals Holdings, Inc.(a)	9,058
96	Ennis, Inc.	1,560
182	Enzon Pharmaceuticals, Inc.(a)	1,944
135	Euronet Worldwide, Inc.(a)	2,439
312	Exelixis, Inc.(a)	3,884
98	ExlService Holdings, Inc.(a)	2,178
198	Flowers Foods, Inc.	5,267
55	Forrester Research, Inc.	1,990
93	Fresh Del Monte Produce, Inc. (Cayman Islands)	2,658
120	FTI Consulting, Inc.(a)	3,959
191	Gartner, Inc.(a)	7,204
111	Genomic Health, Inc.(a)	2,802
58	Genoptix, Inc.(a)	1,449
238	Genpact Ltd. (Bermuda)(a)	3,320
105	GEN-Probe, Inc.(a)	6,602
78	Gentiva Health Services, Inc.(a)	2,202
119	Geo Group, Inc.(a)	3,026
329	Geron Corp.(a)	1,629
139	Global Payments, Inc.	6,671
61	Grand Canyon Education, Inc.(a)	981
84	Greatbatch, Inc.(a)	2,090
213	Green Mountain Coffee Roasters, Inc.(a)	8,686
60	Haemonetics Corp.(a)	3,699
116	Hain Celestial Group, Inc.(a)	3,459
326	Halozyme Therapeutics, Inc.(a)	2,253
98	Hanger Orthopedic Group, Inc.(a)	2,636
146	Hansen Natural Corp.(a)	8,402
747	Health Management Associates, Inc., Class A(a)	7,470
211	Health NET, Inc.(a)	6,208
158	Healthcare Services Group, Inc.	2,808
221	Healthsouth Corp.(a)	5,350
147	Healthspring, Inc.(a)	5,533
91	Healthways, Inc.(a)	1,271
111	Heartland Payment Systems, Inc.	2,173
15	HeartWare International, Inc.(a)	1,261
54	Heidrick & Struggles International, Inc.	1,470
67	Helen of Troy Ltd. (Bermuda)(a)	1,871
163	Henry Schein, Inc.(a)	11,244
127	Herbalife Ltd. (Cayman Islands)	9,958
327	Hertz Global Holdings, Inc.(a)	4,974
144	Hillenbrand, Inc.	3,132
146	Hill-Rom Holdings, Inc.	5,558

See notes to financial statements.

72 | Semiannual Report | February 28, 2011

Portfolio of Investments (unaudited) continued

WXSP | Wilshire 4500 Completion ETF (continued)

Number of Shares	Description	Value

	Consumer, Non-cyclical (continued)
65	HMS Holdings Corp.(a)	$4,911
492	Hologic, Inc.(a)	9,929
419	Human Genome Sciences, Inc.(a)	10,488
73	Huron Consulting Group, Inc.(a)	2,031
73	ICF International, Inc.(a)	1,655
45	ICU Medical, Inc.(a)	1,890
77	IDEXX Laboratories, Inc.(a)	5,983
257	Illumina, Inc.(a)	17,836
178	Immucor, Inc.(a)	3,466
218	Immunogen, Inc.(a) (b)	1,964
153	Impax Laboratories, Inc.(a)	3,150
317	Incyte Corp. Ltd.(a)	4,337
88	Insperity, Inc.	2,634
270	Inspire Pharmaceuticals, Inc.(a)	1,085
95	Insulet Corp.(a)	1,681
46	Integra LifeSciences Holdings Corp.(a)	2,307
98	InterMune, Inc.(a)	3,588
70	Invacare Corp.	2,070
48	IPC The Hospitalist Co., Inc.(a)	1,958
239	Isis Pharmaceuticals, Inc.(a)	2,180
87	ITT Educational Services, Inc.(a)	6,599
52	J&J Snack Foods Corp.	2,286
176	Jarden Corp.	5,785
82	Jazz Pharmaceuticals, Inc.(a)	2,020
66	K12, Inc.(a)	2,220
72	KAR Auction Services, Inc.(a)	1,011
88	Kelly Services, Inc., Class A(a)	1,850
121	Kforce, Inc.(a)	2,161
113	Kindred Healthcare, Inc.(a)	2,816
119	Kinetic Concepts, Inc.(a)	5,827
108	Korn/Ferry International(a)	2,469
44	Lancaster Colony Corp.	2,540
32	Landauer, Inc.	2,013
163	Lender Processing Services, Inc.	5,553
1,201	Lexicon Pharmaceuticals, Inc.(a)	2,330
56	LHC Group, Inc.(a)	1,672
104	LifePoint Hospitals, Inc.(a)	4,054
168	Lincare Holdings, Inc.	4,929
348	Live Nation Entertainment, Inc.(a)	3,699
135	Luminex Corp.(a)	2,541
34	M&F Worldwide Corp.(a)	844
80	Magellan Health Services, Inc.(a)	3,838
142	Manpower, Inc.	9,017
81	MAP Pharmaceuticals, Inc.(a)	1,306
128	Masimo Corp.	3,858
40	MAXIMUS, Inc.	2,960
66	McGrath Rentcorp	1,816
193	Medicines Co.(a)	3,356
153	Medicis Pharmaceutical Corp., Class A	4,910
56	Medifast, Inc.(a)	1,296
164	Medivation, Inc.(a)	2,834
103	Mednax, Inc.(a)	6,688
111	Meridian Bioscience, Inc.	2,394
108	Merit Medical Systems, Inc.(a)	1,845
218	Micromet, Inc.(a)	1,358
145	Momenta Pharmaceuticals, Inc.(a)	2,013
93	Monro Muffler Brake, Inc.	3,039
58	Morningstar, Inc.(b)	3,403
216	Myriad Genetics, Inc.(a)	4,000
39	Nash Finch Co.	1,574
73	National Healthcare Corp.	3,475
121	Natus Medical, Inc.(a)	1,919
134	Navigant Consulting, Inc.(a)	1,258
241	Nektar Therapeutics(a)	2,311
72	Neogen Corp.(a)	2,692
177	Neurocrine Biosciences, Inc.(a)	1,195
241	NPS Pharmaceuticals, Inc.(a)	1,863
82	NuVasive, Inc.(a)	2,192
130	NxStage Medical, Inc.(a)	2,682
282	Omnicare, Inc.	8,074
151	Onyx Pharmaceuticals, Inc.(a)	5,321
445	Opko Health, Inc.(a)	2,149
102	Optimer Pharmaceuticals, Inc.(a)	1,218
46	Orthofix International NV (Curacao)(a)	1,454
105	Par Pharmaceutical Cos., Inc.(a)	3,242
133	Parexel International Corp.(a)	3,121
345	PDL BioPharma, Inc.	1,915
41	Peet’s Coffee & Tea, Inc.(a)	1,753
196	Perrigo Co.	14,980
244	Pharmaceutical Product Development, Inc.	6,703
90	Pharmasset, Inc.(a)	4,500
104	PharMerica Corp.(a)	1,222
127	PHH Corp.(a)	3,134
37	Pre-Paid Legal Services, Inc.(a) (b)	2,440
189	Prestige Brands Holdings, Inc.(a)	2,083
186	Protalix BioTherapeutics, Inc.(a) (b)	1,311
128	PSS World Medical, Inc.(a)	3,331

See notes to financial statements.

Semiannual Report | February 28, 2011 | 73

Portfolio of Investments (unaudited) continued

WXSP | Wilshire 4500 Completion ETF (continued)

Number of Shares	Description	Value

	Consumer, Non-cyclical (continued)
239	Questcor Pharmaceuticals, Inc.(a)	$3,097
123	Quidel Corp.(a)	1,619
105	Ralcorp Holdings, Inc.(a)	6,809
136	Regeneron Pharmaceuticals, Inc.(a)	4,933
77	RehabCare Group, Inc.(a)	2,861
146	Rent-A-Center, Inc.	4,827
298	ResMed, Inc.(a)	9,417
102	Resources Connection, Inc.	1,968
168	Rigel Pharmaceuticals, Inc.(a)	1,174
88	Rollins, Inc.	1,727
283	RSC Holdings, Inc.(a)	3,857
89	Ruddick Corp.	3,266
125	Salix Pharmaceuticals Ltd.(a)	4,167
47	Sanderson Farms, Inc.(b)	1,943
193	Savient Pharmaceuticals, Inc.(a)	1,860
104	Scotts Miracle-GRO Co., Class A	5,842
1	Seaboard Corp.	2,320
264	Seattle Genetics, Inc.(a)	3,920
365	SEI Investments Co.	8,399
242	Sequenom, Inc.(a)	1,486
421	Service Corp. International	4,589
152	SFN Group, Inc.(a)	2,102
75	SIGA Technologies, Inc.(a) (b)	1,005
90	Sirona Dental Systems, Inc.(a)	4,541
270	Smart Balance, Inc.(a)	1,172
349	Smithfield Foods, Inc.(a)	8,079
90	Snyders-Lance, Inc.	1,640
61	SonoSite, Inc.(a)	2,193
151	Sotheby’s	7,432
92	Spartan Stores, Inc.	1,386
31	Steiner Leisure Ltd. (Bahamas)(a)	1,462
119	STERIS Corp.	4,028
263	Stewart Enterprises, Inc., Class A	2,004
17	Strayer Education, Inc.(b)	2,336
149	SuccessFactors, Inc.(a)	5,351
56	Sun Healthcare Group, Inc.(a)	823
139	Talecris Biotherapeutics Holdings Corp.(a)	3,467
66	Targacept, Inc.(a)	1,892
82	Team, Inc.(a)	2,126
80	Techne Corp.	5,735
120	Tejon Ranch Co.(a)	3,157
87	Teleflex, Inc.	5,080
101	TeleTech Holdings, Inc.(a)	2,301
152	Theravance, Inc.(a)	3,463
126	Thoratec Corp.(a)	3,513
77	TNS, Inc.(a)	1,451
48	Tootsie Roll Industries, Inc.	1,373
181	Towers Watson & Co., Class A	10,643
52	TreeHouse Foods, Inc.(a)	2,713
82	Triple-S Management Corp., Class B (Puerto Rico)(a)	1,620
121	TrueBlue, Inc.(a)	1,954
119	Tupperware Brands Corp.	6,384
74	United Natural Foods, Inc.(a)	3,141
198	United Rentals, Inc.(a)	6,134
103	United Therapeutics Corp.(a)	6,945
45	Universal Corp.	1,882
193	Universal Health Services, Inc., Class B	8,822
67	Universal Technical Institute, Inc.	1,233
90	Valassis Communications, Inc.(a)	2,540
108	Vanda Pharmaceuticals, Inc.(a)	795
143	VCA Antech, Inc.(a)	3,581
109	Vector Group Ltd.	1,841
138	Verisk Analytics, Inc., Class A(a)	4,464
400	Vertex Pharmaceuticals, Inc.(a)	18,668
74	Viad Corp.	1,696
207	Viropharma, Inc.(a)	3,711
265	Vivus, Inc.(a) (b)	2,017
99	Volcano Corp.(a)	2,598
53	WD-40 Co.	2,155
144	Weight Watchers International, Inc.	8,803
31	Weis Markets, Inc.	1,230
84	WellCare Health Plans, Inc.(a)	3,154
69	West Pharmaceutical Services, Inc.	2,837
144	Winn-Dixie Stores, Inc.(a)	1,005
80	Wright Express Corp.(a)	4,080
122	Wright Medical Group, Inc.(a)	1,931
66	Zoll Medical Corp.(a)	3,054
		1,108,571

	Energy - 7.3%
221	Alpha Natural Resources, Inc.(a)	11,983
39	Apache Corp.	4,860
43	Approach Resources, Inc.(a)	1,400
327	Arch Coal, Inc.	10,964
135	ATP Oil & Gas Corp.(a) (b)	2,742
128	Atwood Oceanics, Inc.(a)	5,827
99	Berry Petroleum Co., Class A	5,147

See notes to financial statements.

74 | Semiannual Report | February 28, 2011

Portfolio of Investments (unaudited) continued

WXSP | Wilshire 4500 Completion ETF (continued)

Number of Shares	Description	Value

	Energy (continued)
96	Bill Barrett Corp.(a)	$3,732
329	BPZ Resources, Inc.(a) (b)	2,138
314	Brigham Exploration Co.(a)	11,486
418	Cal Dive International, Inc.(a)	2,876
42	CARBO Ceramics, Inc.	5,207
88	Carrizo Oil & Gas, Inc.(a)	3,275
193	Cheniere Energy Incorporation(a)	2,003
183	Cimarex Energy Co.	21,252
129	Clean Energy Fuels Corp.(a) (b)	1,811
123	Cloud Peak Energy, Inc.(a)	2,521
173	Complete Production Services, Inc.(a)	4,984
114	Comstock Resources, Inc.(a)	3,027
166	Concho Resources, Inc.(a)	17,682
51	Contango Oil & Gas Co.(a)	3,125
68	Continental Resources, Inc.(a)	4,728
285	Covanta Holding Corp.	4,822
160	Crosstex Energy, Inc.	1,645
150	Dresser-Rand Group, Inc.(a)	7,392
58	Dril-Quip, Inc.(a)	4,449
150	Energy Partners Ltd.(a)	2,455
150	Energy XXI Bermuda Ltd. (Bermuda)(a)	5,172
475	EXCO Resources, Inc.	9,723
164	Exterran Holdings, Inc.(a)	3,723
203	Forest Oil Corp.(a)	7,204
248	Frontier Oil Corp.	6,919
307	Global Industries Ltd.(a)	2,757
78	Goodrich Petroleum Corp.(a)	1,587
132	Gulfport Energy Corp.(a)	3,906
273	Helix Energy Solutions Group, Inc.(a)	4,204
590	Hercules Offshore, Inc.(a)	2,915
119	Holly Corp.	6,800
83	Hornbeck Offshore Services, Inc.(a)	2,358
264	Hyperdynamics Corp.(a) (b)	1,436
407	International Coal Group, Inc.(a)	4,017
387	ION Geophysical Corp.(a)	4,961
80	James River Coal Co.(a)	1,680
324	Key Energy Services, Inc.(a)	5,022
575	Kodiak Oil & Gas Corp. (Canada)(a)	4,353
78	Lufkin Industries, Inc.	6,096
226	Magnum Hunter Resources Corp.(a) (b)	1,618
353	McMoRan Exploration Co.(a)	6,177
285	Newpark Resources, Inc.(a)	1,989
127	Northern Oil and Gas, Inc.(a)	4,035
110	Oasis Petroleum, Inc.(a)	3,797
131	Oceaneering International, Inc.(a)	10,956
96	Oil States International, Inc.(a)	6,988
340	Parker Drilling Co.(a)	1,788
202	Patriot Coal Corp.(a)	4,767
358	Patterson-UTI Energy, Inc.	9,788
112	Penn Virginia Corp.	1,822
591	Petrohawk Energy Corp.(a)	12,766
60	Petroleum Development Corp.(a)	2,816
269	Petroquest Energy, Inc.(a)	2,319
187	Pioneer Drilling Co.(a)	2,117
281	Plains Exploration & Production Co.(a)	11,007
347	Pride International, Inc.(a)	14,404
328	Quicksilver Resources, Inc.(a)	5,081
124	Rex Energy Corp.(a)	1,562
176	Rosetta Resources, Inc.(a)	7,983
175	RPC, Inc.(b)	3,427
972	SandRidge Energy, Inc.(a)	10,507
49	SEACOR Holdings, Inc.	4,644
148	SM Energy Co.	10,726
127	Stone Energy Corp.(a)	3,846
169	Superior Energy Services, Inc.(a)	6,474
83	Swift Energy Co.(a)	3,565
117	Tesco Corp. (Canada)(a)	2,152
174	TETRA Technologies, Inc.(a)	2,403
132	Toreador Resources Corp.(a)	2,002
301	Ultra Petroleum Corp. (Canada)(a)	13,650
89	Unit Corp.(a)	5,296
92	Venoco, Inc.(a)	1,697
117	Walter Energy, Inc.	14,158
301	Western Refining, Inc.(a)	4,897
228	Whiting Petroleum Corp.(a)	14,898
		456,488

	Financial - 21.0%
141	Acadia Realty Trust, REIT	2,792
102	Affiliated Managers Group, Inc.(a)	10,888
7	Alexander’s, Inc., REIT	2,770
101	Alexandria Real Estate Equities, Inc., REIT	8,100
14	Alleghany Corp.(a)	4,771
81	Allied World Assurance Co. Holdings Ltd. (Switzerland)	4,999
200	Alterra Capital Holdings Ltd. (Bermuda)	4,326
108	Altisource Portfolio Solutions SA (Luxembourg)(a)	3,261
384	AMB Property Corp., REIT	13,970
127	American Campus Communities, Inc., REIT	4,244

See notes to financial statements.

Semiannual Report | February 28, 2011 | 75

Portfolio of Investments (unaudited) continued

WXSP | Wilshire 4500 Completion ETF (continued)

Number of Shares	Description	Value

	Financial (continued)
151	American Capital Agency Corp., REIT	$4,447
969	American Capital Ltd.(a)	9,050
201	American Equity Investment Life Holding Co.	2,653
158	American Financial Group, Inc.	5,472
63	American National Insurance Co.	5,120
103	Amtrust Financial Services, Inc.	1,981
1,116	Annaly Capital Management, Inc., REIT	20,010
487	Anworth Mortgage Asset Corp., REIT	3,477
89	AON Corp.	4,685
120	Apollo Commercial Real Estate Finance, Inc., REIT	2,042
388	Apollo Investment Corp.	4,800
76	Arch Capital Group Ltd. (Bermuda)(a)	6,878
87	Argo Group International Holdings Ltd. (Bermuda)	3,314
69	Arrow Financial Corp.	1,728
177	Arthur J Gallagher & Co.	5,558
140	Artio Global Investors, Inc.	2,219
260	Ashford Hospitality Trust, Inc., REIT	2,681
187	Aspen Insurance Holdings Ltd. (Bermuda)	5,526
386	Associated Banc-Corp.	5,585
146	Associated Estates Realty Corp., REIT	2,373
303	Assured Guaranty Ltd. (Bermuda)	4,403
171	Astoria Financial Corp.	2,397
225	Axis Capital Holdings Ltd. (Bermuda)	8,172
36	Bancfirst Corp.	1,513
186	BancorpSouth, Inc.(b)	2,965
631	Bank Mutual Corp.	2,915
95	Bank of Hawaii Corp.	4,480
57	Bank of the Ozarks, Inc.	2,454
151	Beneficial Mutual Bancorp, Inc.(a)	1,359
232	BGC Partners, Inc., Class A	2,218
264	BioMed Realty Trust, Inc., REIT	4,792
140	BlackRock, Inc.	28,559
41	BOK Financial Corp.	2,105
203	Boston Private Financial Holdings, Inc.	1,439
346	Brandywine Realty Trust, REIT	4,256
125	BRE Properties, Inc., REIT	5,939
446	Brookfield Properties Corp. (Canada)(b)	7,818
195	Brookline Bancorp, Inc.	2,026
270	Brown & Brown, Inc.	7,058
155	Calamos Asset Management, Inc., Class A	2,570
141	Camden Property Trust, REIT	8,343
720	CapitalSource, Inc.	5,458
101	Capitol Federal Financial, Inc.	1,277
277	Capstead Mortgage Corp., REIT	3,640
235	Cathay General Bancorp	4,164
362	CBL & Associates Properties, Inc., REIT	6,462
301	Cedar Shopping Centers, Inc., REIT	1,824
89	Chemical Financial Corp.	1,791
1,219	Chimera Investment Corp., REIT	5,254
449	CIT Group, Inc.(a)	19,451
1,691	Citizens Republic Bancorp, Inc.(a)	1,422
62	City Holding Co.	2,123
84	City National Corp.	4,948
48	CNA Financial Corp.	1,413
616	CNO Financial Group, Inc.(a)	4,460
249	Cogdell Spencer, Inc., REIT	1,596
59	Cohen & Steers, Inc.	1,723
205	Colonial Properties Trust, REIT	4,041
152	Colony Financial, Inc., REIT	3,230
89	Columbia Banking System, Inc.	1,766
160	Commerce Bancshares, Inc.	6,426
221	CommonWealth REIT, REIT	6,345
99	Community Bank System, Inc.	2,491
73	Community Trust Bancorp, Inc.	2,089
91	Consolidated-Tomoka Land Co.	3,119
113	Corporate Office Properties Trust, REIT	4,053
345	Cousins Properties, Inc., REIT	2,926
585	Cowen Group, Inc., Class A(a)	2,504
34	Credit Acceptance Corp.(a)	2,400
113	Cullen/Frost Bankers, Inc.	6,617
288	CVB Financial Corp.	2,408
270	Cypress Sharpridge Investments, Inc., REIT	3,364
609	DCT Industrial Trust, Inc., REIT	3,423
105	Delphi Financial Group, Inc., Class A	3,251
493	Developers Diversified Realty Corp., REIT	7,050
388	DiamondRock Hospitality Co., REIT	4,563
137	Digital Realty Trust, Inc., REIT(b)	8,058
144	Dime Community Bancshares, Inc.	2,235
294	Douglas Emmett, Inc., REIT	5,512
146	Duff & Phelps Corp., Class A	2,300
608	Duke Realty Corp., REIT	8,555
168	DuPont Fabros Technology, Inc., REIT	4,103
168	Dynex Capital, Inc., REIT	1,776
297	East West Bancorp, Inc.	6,896
77	EastGroup Properties, Inc., REIT	3,506
219	Eaton Vance Corp.	6,855
293	Education Realty Trust, Inc., REIT	2,417

See notes to financial statements.

76 | Semiannual Report | February 28, 2011

Portfolio of Investments (unaudited) continued

WXSP | Wilshire 4500 Completion ETF (continued)

Number of Shares	Description	Value

	Financial (continued)
94	eHealth, Inc.(a)	$1,179
145	Employers Holdings, Inc.	2,917
94	Encore Capital Group, Inc.(a)	2,560
119	Endurance Specialty Holdings Ltd. (Bermuda)	5,901
26	Enstar Group Ltd. (Bermuda)(a)	2,180
88	Entertainment Properties Trust, REIT	4,195
61	Equity Lifestyle Properties, Inc., REIT	3,540
80	Equity One, Inc., REIT	1,531
64	Erie Indemnity Co., Class A	4,470
52	Essex Property Trust, Inc., REIT	6,437
57	Evercore Partners, Inc., Class A	1,965
117	Everest RE Group Ltd. (Bermuda)	10,372
215	Excel Trust, Inc., REIT	2,625
249	Extra Space Storage, Inc., REIT	4,918
5,261	Fannie Mae(a)	2,436
50	FBL Financial Group, Inc., Class A	1,562
90	Federal Realty Investment Trust, REIT	7,576
439	FelCor Lodging Trust, Inc., REIT(a)	3,323
566	Fidelity National Financial, Inc., Class A	7,839
193	Fifth Street Finance Corp.	2,658
247	First American Financial Corp.	3,893
18	First Citizens BancShares, Inc., Class A	3,636
312	First Commonwealth Financial Corp.	2,044
147	First Financial Bancorp	2,489
55	First Financial Bankshares, Inc.(b)	2,761
279	First Industrial Realty Trust, Inc., REIT(a)	3,128
196	First Midwest Bancorp, Inc.	2,366
392	First Niagara Financial Group, Inc.	5,676
140	First Potomac Realty Trust, REIT	2,258
192	FirstMerit Corp.	3,274
198	Flagstone Reinsurance Holdings SA (Luxembourg)	2,257
127	Flushing Financial Corp.	1,819
334	FNB Corp.	3,350
366	Forest City Enterprises, Inc., Class A(a)	6,917
99	Forestar Group, Inc.(a)	1,907
187	Franklin Street Properties Corp., REIT	2,811
4,181	Freddie Mac(a) (b)	2,007
452	Fulton Financial Corp.	4,922
816	General Growth Properties, Inc., REIT(a)	12,991
72	Getty Realty Corp., REIT	2,118
194	GFI Group, Inc.	970
183	Glacier Bancorp, Inc.	2,860
734	Gleacher & Co., Inc.(a)	1,409
306	Glimcher Realty Trust, REIT	2,815
99	Government Properties Income Trust, REIT	2,690
57	Greenhill & Co., Inc.	4,094
96	Greenlight Capital RE Ltd., Class A (Cayman Islands)(a)	2,778
67	Hancock Holding Co.	2,323
119	Hanover Insurance Group, Inc.	5,530
44	Harleysville Group, Inc.	1,608
135	Hatteras Financial Corp., REIT	3,993
252	HCC Insurance Holdings, Inc.	7,847
157	Healthcare Realty Trust, Inc., REIT	3,658
379	Hersha Hospitality Trust, REIT	2,490
156	Highwoods Properties, Inc., REIT	5,293
164	Hilltop Holdings, Inc.(a)	1,588
104	Home Bancshares, Inc.	2,343
79	Home Properties, Inc., REIT	4,655
135	Horace Mann Educators Corp.	2,288
290	Hospitality Properties Trust, REIT	6,670
57	Howard Hughes Corp.(a)	3,293
68	Iberiabank Corp.	3,896
79	Independent Bank Corp.	2,148
1,422	Independent Bank Corp.(a) (b)	5,546
48	Infinity Property & Casualty Corp.	2,914
290	Inland Real Estate Corp., REIT	2,732
179	Interactive Brokers Group, Inc., Class A	2,766
150	International Bancshares Corp.	2,863
164	Invesco Mortgage Capital, Inc., REIT	3,828
193	Investment Technology Group, Inc.(a)	3,696
329	Investors Bancorp, Inc.(a)	4,455
357	Investors Real Estate Trust, REIT	3,327
386	iStar Financial, Inc., REIT(a)	3,856
260	Jefferies Group, Inc.	6,256
64	Jones Lang LaSalle, Inc.	6,299
104	KBW, Inc.	2,661
117	Kilroy Realty Corp., REIT	4,534
327	Kite Realty Group Trust, REIT	1,844
231	Knight Capital Group, Inc., Class A(a)	3,236
195	LaSalle Hotel Properties, REIT	5,501
309	Lexington Realty Trust, REIT	2,926
238	Liberty Property Trust, REIT	8,037
78	LTC Properties, Inc., REIT	2,279
311	Macerich Co., REIT	15,749
181	Mack-Cali Realty Corp., REIT	6,143
224	Maiden Holdings Ltd. (Bermuda)	1,790
113	Main Street Capital Corp.(b)	2,226

See notes to financial statements.

Semiannual Report | February 28, 2011 | 77

Portfolio of Investments (unaudited) continued

WXSP | Wilshire 4500 Completion ETF (continued)

Number of Shares	Description	Value

	Financial (continued)
20	Markel Corp.(a)	$8,313
103	MarketAxess Holdings, Inc.	2,203
122	MB Financial, Inc.	2,510
476	MBIA, Inc.(a)	5,336
237	MCG Capital Corp.	1,730
232	Meadowbrook Insurance Group, Inc.	2,357
241	Medical Properties Trust, Inc., REIT	2,827
54	Mercury General Corp.	2,222
256	MF Global Holdings Ltd.(a)	2,220
496	MFA Financial, Inc., REIT	4,201
283	MGIC Investment Corp.(a)	2,431
62	MID-America Apartment Communities, Inc., REIT	4,028
300	Mission West Properties, REIT	2,055
209	Monmouth Real Estate Investment Corp., Class A, REIT	1,726
123	Montpelier RE Holdings Ltd. (Bermuda)	2,481
142	National Financial Partners Corp.(a)	2,008
63	National Health Investors, Inc., REIT	2,994
355	National Penn Bancshares, Inc.	2,819
162	National Retail Properties, Inc., REIT	4,162
10	National Western Life Insurance Co., Class A	1,749
216	Nationwide Health Properties, Inc., REIT	9,232
46	Navigators Group, Inc.(a)	2,413
105	NBT Bancorp, Inc.	2,336
122	Nelnet, Inc., Class A	2,724
840	New York Community Bancorp, Inc.	15,674
227	NewAlliance Bancshares, Inc.	3,550
516	Newcastle Investment Corp., REIT(a)	4,355
157	NewStar Financial, Inc.(a)	1,663
571	NorthStar Realty Finance Corp., REIT	3,420
220	Northwest Bancshares, Inc.	2,671
196	Ocwen Financial Corp.(a)	2,074
249	Old National Bancorp	2,789
479	Old Republic International Corp.	5,987
151	OMEGA Healthcare Investors, Inc., REIT	3,619
129	optionsXpress Holdings, Inc.	2,091
124	Oriental Financial Group, Inc. (Puerto Rico)	1,484
77	Pacific Capital Bancorp NA(a) (b)	2,228
103	PacWest Bancorp	2,133
46	Park National Corp.	3,028
103	Parkway Properties, Inc., REIT	1,670
144	PartnerRe Ltd. (Bermuda)	11,419
137	Pebblebrook Hotel Trust, REIT	3,006
170	Pennsylvania Real Estate Investment Trust, REIT	2,455
106	Pennymac Mortgage Investment Trust, REIT	1,998
122	Pinnacle Financial Partners, Inc.(a)	1,946
57	Piper Jaffray Cos.(a)	2,346
174	Pittsburgh & West Virginia Railroad, REIT	1,957
112	Platinum Underwriters Holdings Ltd. (Bermuda)	4,670
247	PMC Commercial Trust, REIT	2,235
466	PMI Group, Inc.(a)	1,379
2,354	Popular, Inc. (Puerto Rico)(a)	7,650
36	Portfolio Recovery Associates, Inc.(a)	3,001
149	Post Properties, Inc., REIT	5,811
84	Primerica, Inc.(b)	2,164
195	PrivateBancorp, Inc.	2,792
73	ProAssurance Corp.(a)	4,623
97	Prosperity Bancshares, Inc.	3,960
201	Protective Life Corp.	5,714
177	Provident Financial Services, Inc.	2,621
196	Provident New York Bancorp	1,858
47	PS Business Parks, Inc., REIT	2,963
325	Radian Group, Inc.	2,294
141	Ramco-Gershenson Properties Trust, REIT	1,905
226	Raymond James Financial, Inc.	8,660
141	Realty Income Corp., REIT	5,072
186	Redwood Trust, Inc., REIT	3,047
204	Regency Centers Corp., REIT	9,231
152	Reinsurance Group of America, Inc.	9,179
106	RenaissanceRe Holdings Ltd. (Bermuda)	7,104
103	Renasant Corp.	1,655
280	Resource Capital Corp., REIT	2,075
48	RLI Corp.	2,756
108	S&T Bancorp, Inc.(b)	2,408
56	Sabra Healthcare REIT, Inc., REIT	1,032
49	Safety Insurance Group, Inc.	2,358
67	Saul Centers, Inc., REIT	3,082
56	SCBT Financial Corp.	1,814
147	Selective Insurance Group, Inc.	2,672
279	Senior Housing Properties Trust, REIT	6,847
81	Signature Bank(a)	4,203
71	Simmons First National Corp., Class A	2,043
187	SL Green Realty Corp., REIT	14,162
91	Southside Bancshares, Inc.	2,076
83	Sovran Self Storage, Inc., REIT	3,220
129	St Joe Co.(a) (b)	3,455
123	StanCorp Financial Group, Inc.	5,658
140	Starwood Property Trust, Inc., REIT	3,275

See notes to financial statements.

78 | Semiannual Report | February 28, 2011

Portfolio of Investments (unaudited) continued

WXSP | Wilshire 4500 Completion ETF (continued)

Number of Shares	Description	Value

	Financial (continued)
133	StellarOne Corp.	$1,959
421	Sterling Bancshares, Inc.	3,810
72	Stifel Financial Corp.(a)	5,165
496	Strategic Hotels & Resorts, Inc., REIT(a)	3,224
95	Sun Communities, Inc., REIT	3,285
486	Sunstone Hotel Investors, Inc., REIT(a)	5,220
365	Susquehanna Bancshares, Inc.	3,489
90	SVB Financial Group(a)	4,876
210	SWS Group, Inc.	1,132
80	SY Bancorp, Inc.	1,984
105	Symetra Financial Corp.	1,501
1,850	Synovus Financial Corp.	4,717
146	Tanger Factory Outlet Centers, REIT	3,891
120	Taubman Centers, Inc., REIT	6,658
356	TCF Financial Corp.	5,778
498	TD Ameritrade Holding Corp.	10,856
122	Texas Capital Bancshares, Inc.(a)	3,079
98	TFS Financial Corp.(a)	1,017
49	Tompkins Financial Corp.	2,009
123	Tower Group, Inc.	3,343
128	TowneBank(b)	1,906
79	Transatlantic Holdings, Inc.	4,023
300	Trustco Bank Corp. NY	1,809
129	Trustmark Corp.	3,025
335	UDR, Inc., REIT	8,147
78	UMB Financial Corp.	3,111
181	UMH Properties, Inc., REIT	1,875
204	Umpqua Holdings Corp.	2,334
108	United Bankshares, Inc.(b)	3,093
86	United Fire & Casualty Co.	1,779
128	Unitrin, Inc.	3,749
181	Universal American Corp.	3,725
60	Universal Health Realty Income Trust, REIT	2,386
83	Univest Corp. of Pennsylvania	1,497
84	Urstadt Biddle Properties, Inc., Class A, REIT	1,629
309	U-Store-It Trust, REIT	3,167
191	Validus Holdings Ltd. (Bermuda)	5,911
351	Valley National Bancorp	4,784
196	Waddell & Reed Financial, Inc., Class A	7,914
94	Walter Investment Management Corp., REIT	1,841
283	Washington Federal, Inc.	5,029
133	Washington Real Estate Investment Trust, REIT	4,155
220	Webster Financial Corp.	5,100
300	Weingarten Realty Investors, REIT	7,761
105	WesBanco, Inc.	2,188
2	WESCO Financial Corp.	782
67	Westamerica Bancorporation	3,456
266	Western Alliance Bancorp(a)	2,157
44	Westwood Holdings Group, Inc.	1,651
17	White Mountains Insurance Group Ltd. (Bermuda)	6,456
271	Whitney Holding Corp.	3,843
64	Wintrust Financial Corp.	2,149
42	World Acceptance Corp.(a) (b)	2,512
252	WR Berkley Corp.	7,547
605	ZipRealty, Inc.(a)	1,761
		1,318,906

	Industrial - 14.5%
306	A123 Systems, Inc.(a)	2,901
96	AAR Corp.(a)	2,620
171	Actuant Corp., Class A	4,839
64	Acuity Brands, Inc.	3,617
119	Advanced Energy Industries, Inc.(a)	1,918
250	Aecom Technology Corp.(a)	7,160
64	Aerovironment, Inc.(a)	1,857
152	AGCO Corp.(a)	8,327
230	Aircastle Ltd. (Bermuda)	2,778
91	Albany International Corp., Class A	2,217
94	Alexander & Baldwin, Inc.	3,942
54	Alliant Techsystems, Inc.	3,897
20	Amerco, Inc.(a)	1,932
27	American Science & Engineering, Inc.	2,538
105	American Superconductor Corp.(a) (b)	2,785
24	Ameron International Corp.	1,696
291	AMETEK, Inc.	12,207
42	Analogic Corp.	2,276
85	AO Smith Corp.	3,434
175	Apogee Enterprises, Inc.	2,392
84	Applied Industrial Technologies, Inc.	2,691
138	Aptargroup, Inc.	6,647
73	Arkansas Best Corp.	1,732
57	Armstrong World Industries, Inc.	2,373
201	Arrow Electronics, Inc.(a)	7,879
71	Astec Industries, Inc.(a)	2,437
64	Atlas Air Worldwide Holdings, Inc.(a)	4,370
307	Avnet, Inc.(a)	10,502
97	AVX Corp.	1,547
47	AZZ, Inc.	2,005

See notes to financial statements.

Semiannual Report | February 28, 2011 | 79

Portfolio of Investments (unaudited) continued

WXSP | Wilshire 4500 Completion ETF (continued)

Number of Shares	Description	Value

	Industrial (continued)
249	Babcock & Wilcox Co.(a)	$8,409
49	Badger Meter, Inc.	1,926
125	Barnes Group, Inc.	2,660
207	BE Aerospace, Inc.(a)	6,980
105	Belden, Inc.	3,846
118	Benchmark Electronics, Inc.(a)	2,225
159	Blount International, Inc.(a)	2,417
90	Brady Corp., Class A	3,217
101	Briggs & Stratton Corp.	2,033
104	Brink’s Co.	3,210
57	Bristow Group, Inc.(a)	2,731
184	Bucyrus International, Inc.	16,755
150	Calgon Carbon Corp.(a)	2,106
1,157	Capstone Turbine Corp.(a)	1,759
105	Carlisle Cos., Inc.	4,516
84	Ceradyne, Inc.(a)	3,211
87	Chart Industries, Inc.(a)	3,949
81	Checkpoint Systems, Inc.(a)	1,764
57	CIRCOR International, Inc.	2,260
103	CLARCOR, Inc.	4,237
40	Clean Harbors, Inc.(a)	3,675
103	Cognex Corp.	2,875
68	Coherent, Inc.(a)	4,199
122	Comfort Systems USA, Inc.	1,619
274	Commercial Metals Co.	4,568
104	CON-way, Inc.	3,386
113	Crane Co.	5,338
335	Crown Holdings, Inc.(a)	12,891
48	Cubic Corp.	2,415
84	Curtiss-Wright Corp.	3,100
71	Cymer, Inc.(a)	3,593
200	Darling International, Inc.(a)	2,778
48	Dionex Corp.(a)	5,655
89	Dolby Laboratories, Inc., Class A(a)	4,501
127	Donaldson Co., Inc.	7,150
79	Drew Industries, Inc.	1,827
148	Dycom Industries, Inc.(a)	2,554
240	Eagle Bulk Shipping, Inc. (Marshall Islands)(a) (b)	986
103	Eagle Materials, Inc.	3,329
416	Eastman Kodak Co.(a) (b)	1,414
150	EMCOR Group, Inc.(a)	4,779
82	Encore Wire Corp.	1,924
140	Energizer Holdings, Inc.(a)	9,356
576	Energy Conversion Devices, Inc.(a) (b)	2,258
280	EnergySolutions, Inc.	1,854
113	EnerSys(a)	4,011
57	EnPro Industries, Inc.(a)	2,262
57	ESCO Technologies, Inc.	2,183
70	Esterline Technologies Corp.(a)	5,010
58	Exponent, Inc.(a)	2,282
66	FARO Technologies, Inc.(a)	2,353
182	Federal Signal Corp.	1,178
104	FEI Co.(a)	3,487
72	Forward Air Corp.	2,133
60	Franklin Electric Co., Inc.	2,550
118	Gardner Denver, Inc.	8,631
82	GATX Corp.	2,845
99	Genco Shipping & Trading Ltd. (Marshall Islands)(a) (b)	1,202
142	General Cable Corp.(a)	6,166
253	General Maritime Corp. (Marshall Islands)(b)	708
80	Genesee & Wyoming, Inc., Class A(a)	4,167
292	Gentex Corp.	8,842
66	Gorman-Rupp Co.	2,464
124	Graco, Inc.	5,048
317	GrafTech International Ltd.(a)	6,343
81	Granite Construction, Inc.	2,309
197	Graphic Packaging Holding Co.(a)	1,024
72	Greif, Inc., Class A	4,656
146	Griffon Corp.(a)	1,761
117	Gulfmark Offshore, Inc., Class A(a)	5,192
170	Harsco Corp.	5,809
107	Heartland Express, Inc.	1,775
274	Heckmann Corp.(a)	1,567
66	HEICO Corp., Class A	2,582
37	HEICO Corp.	2,047
219	Hexcel Corp.(a)	4,062
84	HUB Group, Inc., Class A(a)	2,937
75	Hubbell, Inc., Class B	5,063
171	IDEX Corp.	7,052
73	II-VI, Inc.(a)	3,737
102	Insituform Technologies, Inc., Class A(a)	2,636
90	Interline Brands, Inc.(a)	1,972
140	Intermec, Inc.(a)	1,572
94	Intevac, Inc.(a)	1,200
103	iRobot Corp.(a)	2,958
96	Itron, Inc.(a)	5,444
161	JB Hunt Transport Services, Inc.	6,699

See notes to financial statements.

80 | Semiannual Report | February 28, 2011

Portfolio of Investments (unaudited) continued

WXSP | Wilshire 4500 Completion ETF (continued)

Number of Shares	Description	Value

	Industrial (continued)
87	John Bean Technologies Corp.	$1,650
80	Kaman Corp.	2,550
205	Kansas City Southern(a)	11,037
80	Kaydon Corp.	3,139
311	KBR, Inc.	10,201
173	Kennametal, Inc.	6,654
106	Kirby Corp.(a)	5,866
119	Knight Transportation, Inc.	2,215
58	Koppers Holdings, Inc.	2,344
232	L-1 Identity Solutions, Inc.(a)	2,763
104	Landstar System, Inc.	4,625
64	Layne Christensen Co.(a)	2,136
86	Lennox International, Inc.	4,171
97	Lincoln Electric Holdings, Inc.	6,924
43	Lindsay Corp.(b)	3,036
55	Littelfuse, Inc.	2,906
314	Louisiana-Pacific Corp.(a)	3,240
346	Manitowoc Co., Inc.	6,854
71	Martin Marietta Materials, Inc.(b)	6,309
150	MasTec, Inc.(a)	2,793
73	Matthews International Corp., Class A	2,712
499	McDermott International, Inc. (Panama)(a)	11,452
122	Methode Electronics, Inc.	1,427
61	Mettler-Toledo International, Inc.(a)	10,454
52	Middleby Corp.(a)	4,663
79	Mine Safety Appliances Co.	2,854
69	Moog, Inc., Class A(a)	3,133
92	Mueller Industries, Inc.	3,126
460	Mueller Water Products, Inc., Class A	1,868
94	MYR Group, Inc.(a)	2,121
18	NACCO Industries, Inc., Class A	2,242
282	Nalco Holding Co.	7,211
190	National Instruments Corp.	5,915
14	National Presto Industries, Inc.	1,772
122	Newport Corp.(a)	2,031
57	Nordson Corp.	6,208
112	Old Dominion Freight Line, Inc.(a)	3,447
42	Olympic Steel, Inc.	1,129
136	Orbital Sciences Corp.(a)	2,419
95	Orion Marine Group, Inc.(a)	1,173
54	OSI Systems, Inc.(a)	2,031
55	Overseas Shipholding Group, Inc.	1,857
239	Owens Corning(a)	8,539
217	Packaging Corp. of America	6,247
64	Park Electrochemical Corp.	2,035
161	Pentair, Inc.	5,970
78	Plexus Corp.(a)	2,452
88	Polypore International, Inc.(a)	5,143
229	Power-One, Inc.(a) (b)	1,885
106	Quanex Building Products Corp.	2,002
180	RailAmerica, Inc.(a)	2,700
68	Raven Industries, Inc.	3,690
80	RBC Bearings, Inc.(a)	2,895
66	Regal-Beloit Corp.	4,815
1,523	Rentech, Inc.(a) (b)	1,949
129	Robbins & Myers, Inc.	5,499
86	Rock-Tenn Co., Class A(b)	5,904
98	Rofin-Sinar Technologies, Inc.(a)	3,800
52	Rogers Corp.(a)	2,452
80	RTI International Metals, Inc.(a)	2,280
180	Sanmina-SCI Corp.(a)	2,812
202	Shaw Group, Inc.(a)	8,023
139	Ship Finance International Ltd. (Bermuda)	2,890
118	Silgan Holdings, Inc.	4,305
92	Simpson Manufacturing Co., Inc.	2,662
196	Sonoco Products Co.	7,072
188	Spirit Aerosystems Holdings, Inc., Class A(a)	4,886
118	SPX Corp.	9,412
56	Sun Hydraulics Corp.	2,022
242	SunPower Corp., Class A(a) (b)	4,131
140	Swft Transportation Co.(a)	2,019
248	TASER International, Inc.(a)	937
83	Tech Data Corp.(a)	4,115
87	Teekay Corp. (Marshall Islands)	2,994
69	Teledyne Technologies, Inc.(a)	3,614
328	Temple-Inland, Inc.	7,672
70	Tennant Co.	2,846
259	Terex Corp.(a)	8,741
127	TETRA Tech, Inc.(a)	2,985
52	Texas Industries, Inc.	2,121
61	Textainer Group Holdings Ltd. (Bermuda)	2,156
95	Thomas & Betts Corp.(a)	5,262
117	Tidewater, Inc.	7,279
218	Timken Co.	10,621
90	TransDigm Group, Inc.(a)	7,234
100	Tredegar Corp.	1,952
243	Trimble Navigation Ltd.(a)	11,943

See notes to financial statements.

Semiannual Report | February 28, 2011 | 81

Portfolio of Investments (unaudited) continued

WXSP | Wilshire 4500 Completion ETF (continued)

Number of Shares	Description	Value

	Industrial (continued)
191	Trinity Industries, Inc.	$5,950
39	Triumph Group, Inc.	3,377
252	TTM Technologies, Inc.(a)	4,420
87	Tutor Perini Corp.	2,072
68	Tyco International Ltd. (Switzerland)	3,083
132	Universal Display Corp.(a)	5,556
48	Universal Forest Products, Inc.	1,637
190	URS Corp.(a)	8,841
179	USG Corp.(a)	3,068
232	UTi Worldwide, Inc. (British Virgin Islands)	4,617
51	Valmont Industries, Inc.	5,206
64	Viasystems Group, Inc.(a)	1,519
164	Vicor Corp.	2,498
377	Vishay Intertechnology, Inc.(a)	6,579
110	Vishay Precision Group, Inc.(a)	1,821
107	Wabtec Corp.	6,073
220	Waste Connections, Inc.	6,378
62	Watts Water Technologies, Inc., Class A	2,425
100	Werner Enterprises, Inc.	2,355
149	Woodward, Inc.	4,901
150	Worthington Industries, Inc.	2,904
434	YRC Worldwide, Inc.(a) (b)	1,172
127	Zebra Technologies Corp., Class A(a)	4,740
		910,483

	Technology - 9.2%
102	ACI Worldwide, Inc.(a)	3,194
1,040	Activision Blizzard, Inc.	11,565
181	Acxiom Corp.(a)	3,102
120	Advent Software, Inc.(a)	3,480
294	Allscripts Healthcare Solutions, Inc.(a)	6,277
288	Amkor Technology, Inc.(a)	2,123
175	ANSYS, Inc.(a)	9,856
211	Applied Micro Circuits Corp.(a)	2,215
229	Ariba, Inc.(a)	7,088
219	Aspen Technology, Inc.(a)	3,335
70	athenahealth, Inc.(a)	3,174
776	Atmel Corp.(a)	11,392
106	ATMI, Inc.(a)	1,933
117	Avid Technology, Inc.(a)	2,581
76	Blackbaud, Inc.	2,022
76	Blackboard, Inc.(a) (b)	2,661
107	Bottomline Technologies, Inc.(a)	2,366
314	Broadridge Financial Solutions, Inc.	7,197
1,040	Brocade Communications Systems, Inc.(a)	6,625
172	Brooks Automation, Inc.(a)	2,159
54	Cabot Microelectronics Corp.(a)	2,636
65	CACI International, Inc., Class A(a)	3,856
587	Cadence Design Systems, Inc.(a)	5,841
138	Cavium Networks, Inc.(a)	5,959
241	Cirrus Logic, Inc.(a)	5,627
97	CommVault Systems, Inc.(a)	3,543
45	Computer Programs & Systems, Inc.	2,430
85	Concur Technologies, Inc.(a)	4,423
1,573	Conexant Systems, Inc.(a)	3,712
181	Cree, Inc.(a)	9,533
104	CSG Systems International, Inc.(a)	2,033
320	Cypress Semiconductor Corp.(a)	6,707
163	Diebold, Inc.	5,731
90	Diodes, Inc.(a)	2,606
92	DST Systems, Inc.	4,692
114	Ebix, Inc.(a)	3,003
163	Echelon Corp.(a)	1,428
233	Electronics for Imaging, Inc.(a)	3,595
68	Emdeon, Inc., Class A(a)	1,068
177	Emulex Corp.(a)	1,947
428	Entegris, Inc.(a)	3,732
159	Entropic Communications, Inc.(a) (b)	1,472
170	Epicor Software Corp.(a)	1,751
127	Fair Isaac Corp.	3,550
297	Fairchild Semiconductor International, Inc.(a)	5,230
134	FormFactor, Inc.(a)	1,317
49	Fortinet, Inc.(a)	2,001
436	GT Solar International, Inc.(a)	4,661
77	Hittite Microwave Corp.(a)	4,726
73	IHS, Inc., Class A(a)	6,110
225	Imation Corp.(a)	2,583
164	Informatica Corp.(a)	7,710
118	Insight Enterprises, Inc.(a)	2,158
449	Integrated Device Technology, Inc.(a)	3,480
148	International Rectifier Corp.(a)	4,757
268	Intersil Corp., Class A	3,428
181	Jack Henry & Associates, Inc.	5,776
100	JDA Software Group, Inc.(a)	2,950
225	Kulicke & Soffa Industries, Inc.(a)	2,158
198	LAM Research Corp.(a)	10,870
572	Lattice Semiconductor Corp.(a)	3,798
367	Lawson Software, Inc.(a)	3,721

See notes to financial statements.

82 | Semiannual Report | February 28, 2011

Portfolio of Investments (unaudited) continued

WXSP | Wilshire 4500 Completion ETF (continued)

Number of Shares	Description	Value

	Technology (continued)
234	LivePerson, Inc.(a)	$2,347
188	LTX-Credence Corp.(a)	1,681
66	Manhattan Associates, Inc.(a)	2,125
59	ManTech International Corp., Class A(a)	2,549
1,004	Marvell Technology Group Ltd. (Bermuda)(a)	18,353
304	Maxim Integrated Products, Inc.	8,384
93	Maxwell Technologies, Inc.(a)	1,684
140	MedAssets, Inc.(a)	1,984
123	Medidata Solutions, Inc.(a)	3,187
270	Mentor Graphics Corp.(a)	4,293
180	Micrel, Inc.	2,419
173	MICROS Systems, Inc.(a)	8,242
197	Microsemi Corp.(a)	4,340
21	MicroStrategy, Inc., Class A(a)	2,496
136	MIPS Technologies, Inc.(a)	1,655
125	MKS Instruments, Inc.	3,752
103	Monolithic Power Systems, Inc.(a)	1,591
215	MSCI, Inc., Class A(a)	7,632
59	MTS Systems Corp.	2,732
342	NCR Corp.(a)	6,532
165	Netlogic Microsystems, Inc.(a)	6,829
112	Netscout Systems, Inc.(a)	2,799
114	NetSuite, Inc.(a)	3,421
500	Nuance Communications, Inc.(a)	9,330
106	Omnicell, Inc.(a)	1,425
136	Omnivision Technologies, Inc.(a)	4,164
827	ON Semiconductor Corp.(a)	9,221
244	Parametric Technology Corp.(a)	5,783
46	Pegasystems, Inc.(b)	1,853
459	PMC - Sierra, Inc.(a)	3,626
57	Power Integrations, Inc.	2,271
130	Progress Software Corp.(a)	3,817
41	Quality Systems, Inc.	3,276
639	Quantum Corp.(a)	1,655
152	Quest Software, Inc.(a)	4,072
106	Radiant Systems, Inc.(a)	1,818
194	Rambus, Inc.(a)	3,987
104	RightNow Technologies, Inc.(a)	2,776
300	Riverbed Technology, Inc.(a)	12,387
249	Rovi Corp.(a)	13,800
149	Semtech Corp.(a)	3,528
213	Sigma Designs, Inc.(a)	2,914
88	Silicon Laboratories, Inc.(a)	3,995
324	Skyworks Solutions, Inc.(a)	11,645
173	SolarWinds, Inc.(a)	3,884
145	Solera Holdings, Inc.	7,407
109	SRA International, Inc., Class A(a)	2,968
84	Standard Microsystems Corp.(a)	2,228
181	STEC, Inc.(a) (b)	3,698
56	Stratasys, Inc.(a)	2,541
179	Super Micro Computer, Inc.(a)	2,676
91	SYKES Enterprises, Inc.(a)	1,693
80	Synaptics, Inc.(a) (b)	2,360
84	Synchronoss Technologies, Inc.(a)	2,878
46	SYNNEX Corp.(a)	1,623
311	Synopsys, Inc.(a)	8,621
65	Syntel, Inc.	3,422
244	Take-Two Interactive Software, Inc.(a)	3,921
113	Taleo Corp., Class A(a)	3,649
142	Tessera Technologies, Inc.(a)	2,472
362	THQ, Inc.(a)	2,085
339	TriQuint Semiconductor, Inc.(a)	4,831
92	Tyler Technologies, Inc.(a)	2,035
57	Ultimate Software Group, Inc.(a)	3,046
107	Unisys Corp.(a)	3,976
162	Varian Semiconductor Equipment Associates, Inc.(a)	7,729
90	Veeco Instruments, Inc.(a) (b)	4,282
195	VeriFone Systems, Inc.(a)	8,861
114	VMware, Inc., Class A(a)	9,536
84	Volterra Semiconductor Corp.(a)	2,119
165	Zoran Corp.(a)	1,850
		577,415

	Utilities - 4.2%
147	AGL Resources, Inc.	5,587
106	ALLETE, Inc.	4,007
200	Alliant Energy Corp.	7,876
84	American States Water Co.	2,817
370	American Water Works Co., Inc.	10,264
320	Aqua America, Inc.	7,206
173	Atmos Energy Corp.	5,851
156	Avista Corp.	3,482
107	Black Hills Corp.	3,298
81	California Water Service Group	2,858
1,058	Calpine Corp.(a)	16,008
62	CH Energy Group, Inc.	3,042
80	Chesapeake Utilities Corp.	3,267
149	Cleco Corp.	4,820

See notes to financial statements.

Semiannual Report | February 28, 2011 | 83

Portfolio of Investments (unaudited) continued

WXSP | Wilshire 4500 Completion ETF (continued)

Number of Shares	Description	Value

	Utilities (continued)
191	DPL, Inc.	$4,970
460	Dynegy, Inc.(a) (b)	2,663
147	El Paso Electric Co.(a)	4,131
151	Empire District Electric Co.	3,266
142	Energen Corp.	8,676
57	EnerNOC, Inc.(a) (b)	1,099
2,019	GenOn Energy, Inc.(a)	8,177
307	Great Plains Energy, Inc.	5,894
235	Hawaiian Electric Industries, Inc.	5,675
120	IDACORP, Inc.	4,529
90	ITC Holdings Corp.	6,169
81	Laclede Group, Inc.	3,150
373	MDU Resources Group, Inc.	8,008
88	MGE Energy, Inc.	3,605
129	National Fuel Gas Co.	9,404
102	New Jersey Resources Corp.	4,267
78	Northwest Natural Gas Co.	3,666
127	NorthWestern Corp.	3,773
196	NSTAR	8,849
462	NV Energy, Inc.	6,787
153	OGE Energy Corp.	7,359
72	Ormat Technologies, Inc.	1,804
101	Otter Tail Corp.	2,275
62	Pico Holdings, Inc.(a)	1,842
168	Piedmont Natural Gas Co., Inc.	4,922
245	PNM Resources, Inc.	3,261
215	Portland General Electric Co.	5,035
193	Questar Corp.	3,449
86	South Jersey Industries, Inc.	4,718
261	Southern Union Co.	7,444
126	Southwest Gas Corp.	4,898
181	UGI Corp.	5,772
107	UIL Holdings Corp.	3,289
97	Unisource Energy Corp.	3,537
202	Vectren Corp.	5,317
250	Westar Energy, Inc.	6,500
107	WGL Holdings, Inc.	4,066
		262,629

	Total Common Stocks - 99.3%
	(Cost $5,050,249)	6,232,963

	Tracking Stocks - 0.6%

	Communications - 0.6%
112	Liberty Media Corp. - Capital, Class A(a) (c)	8,127
1,233	Liberty Media Corp. - Interactive, Class A(a) (c)	19,802
127	Liberty Media Corp. - Starz, Class A(a) (c)	8,915
	(Cost $26,796)	36,844

	Master Limited Partnership - 0.0%*
	Energy - 0.0%
111	Atlas Energy, LP
	(Cost $1,745)	1,831

	Right - 0.0%*
	Financial - 0.0%*
13	Pittsburgh & West Virginia Railroad (a)
	(Cost $0)	29

	Total Long-Term Investments - 99.9%
	(Cost $5,078,790)	6,271,667

	Investments of Collateral for Securities Loaned - 2.6%
	Money Market Fund - 2.6%
162,509	BNY Mellon Securities Lending Overnight Fund, 0.257%(d) (e)
	(Cost $162,509)	162,509

	Total Investments - 102.5%
	(Cost $5,241,299)	6,434,176
	Liabilities in excess of Other Assets - (2.5%)	(158,231)
	Net Assets - 100.0%	$6,275,945

*Represents less than 0.1% of Net Assets.

LP - Limited Partnership

NV - Publicly Traded Company

REIT - Real Estate Investment Trust

SA - Corporation

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at February 28, 2011.

(c)	A tracking stock is a security issued by a parent company to track the performance of a subsidiary, division, or line of business.

(d)	At February 28, 2011, the total market value of the Fund’s securities on loan was $156,451 and the total market value of the collateral held by the Fund was $162,509.

(e)	Interest rate shown reflects yield as of February 28, 2011.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

84 | Semiannual Report | February 28, 2011

Portfolio of Investments (unaudited) continued

WFVK | Wilshire 5000 Total Market ETF

Number of Shares	Description	Value

	Long-Term Investments - 99.8%
	Common Stocks - 99.6%
	Basic Materials - 3.8%
74	Air Products & Chemicals, Inc.	$6,808
32	Airgas, Inc.	2,003
60	AK Steel Holding Corp.	959
34	Albemarle Corp.	1,957
403	Alcoa, Inc.	6,791
46	Allegheny Technologies, Inc.	3,086
66	Allied Nevada Gold Corp.(a)	2,002
30	Ashland, Inc.	1,689
32	Cabot Corp.	1,384
28	Carpenter Technology Corp.	1,164
56	Celanese Corp., Series A	2,321
28	CF Industries Holdings, Inc.	3,956
144	Chemtura Corp.(a)	2,343
54	Cliffs Natural Resources, Inc.	5,242
54	Coeur d’Alene Mines Corp.(a)	1,702
16	Compass Minerals International, Inc.	1,496
22	Cytec Industries, Inc.	1,250
18	Domtar Corp.	1,573
501	Dow Chemical Co.	18,617
28	Eastman Chemical Co.	2,615
104	Ecolab, Inc.	5,059
359	EI du Pont de Nemours & Co.	19,698
30	FMC Corp.	2,323
389	Freeport-McMoRan Copper & Gold, Inc.	20,598
150	Hecla Mining Co.(a)	1,523
92	Huntsman Corp.	1,624
34	International Flavors & Fragrances, Inc.	1,936
170	International Paper Co.	4,723
30	Intrepid Potash, Inc.(a)	1,158
22	Lubrizol Corp.	2,395
54	MeadWestvaco Corp.	1,585
237	Monsanto Co.	17,038
72	Mosaic Co.	6,181
8	NewMarket Corp.	1,025
187	Newmont Mining Corp.	10,335
124	Nucor Corp.	5,947
48	Olin Corp.	893
56	Plum Creek Timber Co., Inc., REIT	2,350
28	Potlatch Corp., REIT	1,075
62	PPG Industries, Inc.	5,480
120	Praxair, Inc.	11,926
30	Rayonier, Inc., REIT	1,840
34	Reliance Steel & Aluminum Co.	1,881
28	Rockwood Holdings, Inc.(a)	1,303
26	Royal Gold, Inc.	1,290
60	RPM International, Inc.	1,378
30	Sensient Technologies Corp.	1,001
44	Sherwin-Williams Co.	3,613
42	Sigma-Aldrich Corp.	2,683
64	Solutia, Inc.(a)	1,485
56	Southern Copper Corp.	2,370
112	Steel Dynamics, Inc.	2,068
62	Titanium Metals Corp.(a)	1,177
66	U.S. Steel Corp.	3,794
44	Valspar Corp.	1,673
50	Vulcan Materials Co.(b)	2,293
30	WR Grace & Co.(a)	1,141
		224,820

	Communications - 10.6%
20	AboveNet, Inc.	1,298
28	Acme Packet, Inc.(a)	2,107
46	ADTRAN, Inc.	2,092
92	Akamai Technologies, Inc.(a)	3,453
138	Amazon.com, Inc.(a)	23,914
164	American Tower Corp., Class A(a)	8,849
60	AOL, Inc.(a)	1,252
94	Arris Group, Inc.(a)	1,241
2,438	AT&T, Inc.	69,190
28	Atheros Communications, Inc.(a)	1,255
28	Blue Coat Systems, Inc.(a)	788
104	Cablevision Systems Corp., Class A	3,832
287	CBS Corp., Class B	6,848
120	CenturyLink, Inc.	4,942
64	Ciena Corp.(a)	1,764
2,217	Cisco Systems, Inc.(a)	41,148
948	Comcast Corp., Class A	24,420
571	Corning, Inc.	13,167
124	Crown Castle International Corp.(a)	5,227
34	Digital River, Inc.(a)	1,142
40	DigitalGlobe, Inc.(a)	1,291
375	DIRECTV, Class A(a)	17,239
100	Discovery Communications, Inc.(a)	4,311
90	DISH Network Corp., Class A(a)	2,092
461	eBay, Inc.(a)	15,446
14	Equinix, Inc.(a)	1,210

See notes to financial statements.

Semiannual Report | February 28, 2011 | 85

Portfolio of Investments (unaudited) continued

WFVK | Wilshire 5000 Total Market ETF (continued)

Number of Shares	Description	Value

	Communications (continued)
100	Expedia, Inc.	$1,986
38	F5 Networks, Inc.(a)	4,484
26	FactSet Research Systems, Inc.	2,727
70	Finisar Corp.(a)	2,871
485	Frontier Communications Corp.	4,118
102	Gannett Co., Inc.	1,684
94	Google, Inc.(a)	57,660
36	GSI Commerce, Inc.(a)	748
58	Harris Corp.	2,706
56	IAC/InterActiveCorp(a)	1,740
40	InterDigital, Inc.	1,907
176	Interpublic Group of Cos., Inc.	2,323
134	JDS Uniphase Corp.(a)	3,306
28	John Wiley & Sons, Inc., Class A	1,339
205	Juniper Networks, Inc.(a)	9,020
32	Lamar Advertising Co., Class A(a)	1,241
62	Leap Wireless International, Inc.(a)	758
904	Level 3 Communications, Inc.(a)	1,266
110	Liberty Global, Inc., Class A(a) (b)	4,631
66	McAfee, Inc.(a)	3,165
138	McGraw-Hill Cos., Inc.	5,338
24	Meredith Corp.(b)	846
195	MetroPCS Communications, Inc.(a)	2,808
114	Motorola Mobility Holdings, Inc.(a)	3,443
132	Motorola Solutions, Inc.(a)	5,100
22	NetFlix, Inc.(a)	4,547
46	NeuStar, Inc., Class A(a)	1,162
80	New York Times Co.(a)	832
763	News Corp.	13,253
72	NII Holdings, Inc.(a)	2,949
144	Omnicom Group, Inc.	7,330
16	OpenTable, Inc.(a)	1,422
30	Plantronics, Inc.	1,047
52	Polycom, Inc.(a)	2,486
18	priceline.com, Inc.(a)	8,170
625	QUALCOMM, Inc.	37,237
605	Qwest Communications International, Inc.	4,126
42	Rackspace Hosting, Inc.(a)	1,550
172	RF Micro Devices, Inc.(a)	1,290
56	SBA Communications Corp., Class A(a)	2,357
52	Scripps Networks Interactive, Inc., Class A	2,701
1,839	Sirius XM Radio, Inc.(a)	3,329
996	Sprint Nextel Corp.(a)	4,353
341	Symantec Corp.(a)	6,148
60	Tekelec(a)	460
44	Telephone & Data Systems, Inc.	1,481
229	Tellabs, Inc.	1,234
108	TIBCO Software, Inc.(a)	2,659
128	Time Warner Cable, Inc.	9,239
427	Time Warner, Inc.	16,311
68	tw telecom inc(a)	1,265
80	VeriSign, Inc.	2,823
1,152	Verizon Communications, Inc.	42,532
225	Viacom, Inc., Class B	10,048
32	Viasat, Inc.(a)	1,332
92	Virgin Media, Inc.	2,506
733	Walt Disney Co.	32,061
2	Washington Post Co., Class B(b)	866
28	WebMD Health Corp.(a)	1,624
223	Windstream Corp.	2,796
465	Yahoo!, Inc.(a)	7,626
		629,885

	Consumer, Cyclical - 9.0%
54	99 Cents Only Stores(a)	898
40	Abercrombie & Fitch Co., Class A	2,295
42	Advance Auto Parts, Inc.	2,633
54	Aeropostale, Inc.(a)	1,401
24	Alaska Air Group, Inc.(a)	1,427
112	American Eagle Outfitters, Inc.	1,719
136	AMR Corp.(a)	917
50	AnnTaylor Stores Corp.(a)	1,160
82	ArvinMeritor, Inc.(a)	1,469
36	Ascena Retail Group, Inc.(a)	1,125
92	AutoNation, Inc.(a) (b)	3,095
24	AutoZone, Inc.(a)	6,191
30	Bally Technologies, Inc.(a)	1,159
88	Bed Bath & Beyond, Inc.(a)	4,237
154	Best Buy Co., Inc.	4,965
38	Big Lots, Inc.(a)	1,559
38	BJ’s Wholesale Club, Inc.(a)	1,840
44	BorgWarner, Inc.(a)	3,415
56	Brinker International, Inc.	1,324
62	Brunswick Corp.	1,428
30	Buckle, Inc.	1,173
70	CarMax, Inc.(a)	2,476
128	Carnival Corp. (Panama)	5,462
34	Carter’s, Inc.(a)	974
38	Casey’s General Stores, Inc.	1,561
22	Cash America International, Inc.	940

See notes to financial statements.

86 | Semiannual Report | February 28, 2011

Portfolio of Investments (unaudited) continued

WFVK | Wilshire 5000 Total Market ETF (continued)

Number of Shares	Description	Value

	Consumer, Cyclical (continued)
36	Cheesecake Factory, Inc.(a)	$1,045
92	Chico’s FAS, Inc.	1,264
16	Chipotle Mexican Grill, Inc.(a)	3,920
22	Choice Hotels International, Inc.	850
74	Cintas Corp.	2,081
134	Coach, Inc.	7,359
40	Collective Brands, Inc.(a)	912
52	Cooper Tire & Rubber Co.	1,220
40	Copart, Inc.(a)	1,680
102	Costco Wholesale Corp.	7,629
577	CVS Caremark Corp.	19,076
76	Dana Holding Corp.(a)	1,435
64	Darden Restaurants, Inc.	3,016
30	Deckers Outdoor Corp.(a)	2,647
273	Delta Air Lines, Inc.(a)	3,068
48	Dick’s Sporting Goods, Inc.(a)	1,783
44	Dillard’s, Inc., Class A	1,863
56	Dollar Tree, Inc.(a)	2,818
134	DR Horton, Inc.	1,587
26	DreamWorks Animation SKG, Inc., Class A(a)	718
42	Ezcorp, Inc., Class A(a)	1,204
68	Family Dollar Stores, Inc.	3,405
60	Fastenal Co.	3,728
58	Federal-Mogul Corp.(a)	1,219
92	Foot Locker, Inc.	1,828
1,318	Ford Motor Co.(a)	19,836
28	Fossil, Inc.(a)	2,149
98	GameStop Corp., Class A(a)	1,955
205	Gap, Inc.	4,619
207	General Motors Co.(a)	6,941
72	Genuine Parts Co.	3,794
110	Goodyear Tire & Rubber Co.(a)	1,560
34	Guess?, Inc.	1,540
40	Hanesbrands, Inc.(a)	1,036
84	Harley-Davidson, Inc.	3,429
26	Harman International Industries, Inc.	1,265
60	Hasbro, Inc.	2,694
581	Home Depot, Inc.	21,770
28	Hyatt Hotels Corp., Class A(a)	1,281
66	Iconix Brand Group, Inc.(a)	1,459
90	Ingram Micro, Inc., Class A(a)	1,794
140	International Game Technology	2,304
20	J Crew Group, Inc.(a)	862
40	Jack in the Box, Inc.(a)	880
102	JC Penney Co., Inc.	3,566
187	JetBlue Airways Corp.(a)	1,066
20	Jo-Ann Stores, Inc.(a)	1,214
217	Johnson Controls, Inc.	8,854
48	Jones Group, Inc.	638
130	Kohl’s Corp.	7,006
148	Las Vegas Sands Corp.(a)	6,903
74	Lennar Corp.	1,492
78	LKQ Corp.(a)	1,853
567	Lowe’s Cos., Inc.	14,838
114	Ltd. Brands, Inc.	3,650
179	Macy’s, Inc.	4,278
38	Madison Square Garden, Inc., Class A(a)	1,085
142	Marriott International, Inc.	5,568
140	Mattel, Inc.	3,508
407	McDonald’s Corp.	30,802
30	MDC Holdings, Inc.	787
136	MGM Resorts International(a)	1,896
28	Mohawk Industries, Inc.(a)	1,627
28	MSC Industrial Direct Co., Class A	1,769
36	Navistar International Corp.(a)	2,231
114	Newell Rubbermaid, Inc.	2,205
134	NIKE, Inc.	11,930
92	Nordstrom, Inc.	4,164
36	Nu Skin Enterprises, Inc., Class A	1,149
2	NVR, Inc.(a)	1,456
144	Office Depot, Inc.(a)	765
64	O’Reilly Automotive, Inc.(a)	3,557
62	Orient-Express Hotels Ltd., Class A (Bermuda)(a)	782
42	Oshkosh Corp.(a)	1,498
38	Owens & Minor, Inc.	1,186
152	PACCAR, Inc.	7,620
14	Panera Bread Co., Class A(a)	1,634
44	Penn National Gaming, Inc.(a)	1,574
64	PetSmart, Inc.	2,616
18	PF Chang’s China Bistro, Inc.	836
28	Phillips-Van Heusen Corp.	1,680
20	Polaris Industries, Inc.	1,509
20	Polo Ralph Lauren Corp.	2,534
162	Pulte Group, Inc.(a)	1,118
66	RadioShack Corp.	977
52	Regal Entertainment Group, Class A	777
48	Ross Stores, Inc.	3,458

See notes to financial statements.

Semiannual Report | February 28, 2011 | 87

Portfolio of Investments (unaudited) continued

WFVK | Wilshire 5000 Total Market ETF (continued)

Number of Shares	Description	Value

	Consumer, Cyclical (continued)
60	Royal Caribbean Cruises Ltd. (Liberia)(a)	$2,627
118	Saks, Inc.(a)	1,445
54	Scientific Games Corp., Class A(a)	484
40	Sears Holdings Corp.(a) (b)	3,332
36	Signet Jewelers Ltd. (Bermuda)(a)	1,579
237	Southwest Airlines Co.	2,804
213	Staples, Inc.	4,537
239	Starbucks Corp.	7,882
62	Starwood Hotels & Resorts Worldwide, Inc.	3,788
251	Target Corp.	13,190
34	Tempur-Pedic International, Inc.(a)	1,596
34	Tenneco, Inc.(a)	1,356
24	Thor Industries, Inc.	798
60	Tiffany & Co.	3,693
66	TiVo, Inc.(a)	678
164	TJX Cos., Inc.	8,179
80	Toll Brothers, Inc.(a)	1,701
22	Toro Co.	1,373
44	Tractor Supply Co.	2,291
48	TRW Automotive Holdings Corp.(a)	2,726
44	Ulta Salon Cosmetics & Fragrance, Inc.(a)	1,836
154	United Continental Holdings, Inc.(a)	3,702
14	United Stationers, Inc.	944
60	Urban Outfitters, Inc.(a)	2,303
104	US Airways Group, Inc.(a)	895
36	VF Corp.	3,444
32	WABCO Holdings, Inc.(a)	1,870
403	Walgreen Co.	17,466
571	Wal-Mart Stores, Inc.	29,681
28	Warnaco Group, Inc.(a)	1,644
18	Watsco, Inc.	1,162
281	Wendy’s/Arby’s Group, Inc., Class A	1,337
34	WESCO International, Inc.(a)	1,979
22	Whirlpool Corp.	1,815
48	Williams-Sonoma, Inc.	1,732
32	Wolverine World Wide, Inc.	1,176
38	World Fuel Services Corp.	1,575
28	WW Grainger, Inc.	3,730
60	Wyndham Worldwide Corp.	1,877
30	Wynn Resorts Ltd.	3,688
181	Yum! Brands, Inc.	9,110
		534,047

	Consumer, Non-cyclical - 19.4%
56	Aaron’s, Inc.	1,318
643	Abbott Laboratories	30,928
30	Acorda Therapeutics, Inc.(a)	629
160	Aetna, Inc.	5,978
58	Alberto-Culver Co.	2,160
38	Alere, Inc.(a)	1,468
38	Alexion Pharmaceuticals, Inc.(a)	3,659
46	Align Technology, Inc.(a)	959
122	Allergan, Inc.	9,049
30	Alliance Data Systems Corp.(a)	2,362
539	Altria Group, Inc.	13,674
50	American Medical Systems Holdings, Inc.(a)	1,095
34	AMERIGROUP Corp.(a)	1,950
110	AmerisourceBergen Corp.	4,170
411	Amgen, Inc.(a)	21,097
68	Amylin Pharmaceuticals, Inc.(a)	1,040
68	Apollo Group, Inc.(a)	3,078
259	Archer-Daniels-Midland Co.	9,630
191	Automatic Data Processing, Inc.	9,550
30	Auxilium Pharmaceuticals, Inc.(a)	674
46	Avery Dennison Corp.	1,836
146	Avon Products, Inc.	4,060
253	Baxter International, Inc.	13,447
30	Beckman Coulter, Inc.	2,494
92	Becton Dickinson and Co.	7,360
82	Biogen IDEC, Inc.(a)	5,609
60	BioMarin Pharmaceutical, Inc.(a)	1,468
14	BIO-RAD Laboratories, Inc., Class A(a)	1,598
613	Boston Scientific Corp.(a)	4,389
719	Bristol-Myers Squibb Co.	18,557
60	Brookdale Senior Living, Inc.(a)	1,613
68	Brown-Forman Corp., Class B	4,702
72	Bruker Corp.(a)	1,382
80	Bunge Ltd. (Bermuda)	5,774
86	Cadiz, Inc.(a) (b)	1,101
92	Campbell Soup Co.	3,097
10	Capella Education Co.(a) (b)	577
130	Cardinal Health, Inc.	5,413
46	Career Education Corp.(a)	1,109
92	CareFusion Corp.(a)	2,513
24	Catalyst Health Solutions, Inc.(a)	1,085
199	Celgene Corp.(a)	10,567

See notes to financial statements.

88 | Semiannual Report | February 28, 2011

Portfolio of Investments (unaudited) continued

WFVK | Wilshire 5000 Total Market ETF (continued)

Number of Shares	Description	Value

	Consumer, Non-cyclical (continued)
76	Central European Distribution Corp.(a)	$1,737
30	Cephalon, Inc.(a)	1,689
38	Charles River Laboratories International, Inc.(a)	1,385
16	Chemed Corp.	1,047
36	Church & Dwight Co., Inc.	2,716
108	CIGNA Corp.	4,544
62	Clorox Co.	4,201
785	Coca-Cola Co.	50,177
154	Coca-Cola Enterprises, Inc.	4,050
130	Colgate-Palmolive Co.	10,208
44	Community Health Systems, Inc.(a)	1,798
185	ConAgra Foods, Inc.	4,285
102	Constellation Brands, Inc., Class A(a)	2,073
84	Convergys Corp.(a)	1,182
24	Cooper Cos., Inc.	1,484
72	CoreLogic, Inc.(a)	1,343
42	Corn Products International, Inc.	2,050
64	Corrections Corp. of America(a)	1,590
30	Covance, Inc.(a)	1,693
66	Coventry Health Care, Inc.(a)	1,993
38	CR Bard, Inc.	3,715
42	DaVita, Inc.(a)	3,334
112	Dean Foods Co.(a)	1,183
116	Del Monte Foods Co.	2,196
56	Dendreon Corp.(a)	1,881
68	DENTSPLY International, Inc.	2,541
30	DeVry, Inc.	1,628
106	Dr Pepper Snapple Group, Inc.	3,822
40	Edwards Lifesciences Corp.(a)	3,402
341	ELI Lilly & Co.	11,785
16	Emergency Medical Services Corp., Class A(a)	1,010
64	ENDO Pharmaceuticals Holdings, Inc.(a)	2,273
52	Equifax, Inc.	1,859
44	Estee Lauder Cos., Inc.	4,154
193	Express Scripts, Inc.(a)	10,850
60	Flowers Foods, Inc.	1,596
106	Forest Laboratories, Inc.(a)	3,434
68	Fortune Brands, Inc.	4,206
34	FTI Consulting, Inc.(a)	1,122
50	Gartner, Inc.(a)	1,886
237	General Mills, Inc.	8,802
74	Genpact Ltd. (Bermuda)(a)	1,032
30	GEN-Probe, Inc.(a)	1,886
130	Genzyme Corp.(a)	9,809
381	Gilead Sciences, Inc.(a)	14,851
36	Global Payments, Inc.	1,728
60	Green Mountain Coffee Roasters, Inc.(a)	2,447
134	H&R Block, Inc.	2,035
20	Haemonetics Corp.(a)	1,233
44	Hansen Natural Corp.(a)	2,532
130	Health Management Associates, Inc., Class A(a)	1,300
52	Health NET, Inc.(a)	1,530
60	Healthsouth Corp.(a)	1,453
44	Healthspring, Inc.(a)	1,656
36	Henry Schein, Inc.(a)	2,483
32	Herbalife Ltd. (Cayman Islands)	2,509
98	Hershey Co.	5,127
88	Hertz Global Holdings, Inc.(a)	1,338
44	Hillenbrand, Inc.	957
36	Hill-Rom Holdings, Inc.	1,371
116	HJ Heinz Co.	5,826
20	HMS Holdings Corp.(a)	1,511
116	Hologic, Inc.(a)	2,341
80	Hormel Foods Corp.	2,192
54	Hospira, Inc.(a)	2,854
66	Human Genome Sciences, Inc.(a)	1,652
62	Humana, Inc.(a)	4,031
22	IDEXX Laboratories, Inc.(a)	1,709
58	Illumina, Inc.(a)	4,025
54	Immucor, Inc.(a)	1,051
78	Incyte Corp. Ltd.(a)	1,067
12	Intuitive Surgical, Inc.(a)	3,935
76	Iron Mountain, Inc.	1,976
20	ITT Educational Services, Inc.(a)	1,517
38	Jarden Corp.	1,249
54	JM Smucker Co.	3,717
1,144	Johnson & Johnson	70,287
96	Kellogg Co.	5,142
168	Kimberly-Clark Corp.	11,071
30	Kinetic Concepts, Inc.(a)	1,469
122	King Pharmaceuticals, Inc.(a)	1,737
607	Kraft Foods, Inc., Class A	19,327
271	Kroger Co.	6,206
42	Laboratory Corp. of America Holdings(a)	3,785
18	Lancaster Colony Corp.	1,039
44	Lender Processing Services, Inc.	1,499
76	Life Technologies Corp.(a)	4,056

See notes to financial statements.

Semiannual Report | February 28, 2011 | 89

Portfolio of Investments (unaudited) continued

WFVK | Wilshire 5000 Total Market ETF (continued)

Number of Shares	Description	Value

	Consumer, Non-cyclical (continued)
30	LifePoint Hospitals, Inc.(a)	$1,169
44	Lincare Holdings, Inc.	1,291
66	Live Nation Entertainment, Inc.(a)	702
68	Lorillard, Inc.	5,220
24	Magellan Health Services, Inc.(a)	1,152
34	Manpower, Inc.	2,159
38	Masimo Corp.	1,145
32	Mastercard, Inc., Class A	7,698
62	McCormick & Co., Inc.	2,954
102	McKesson Corp.	8,087
60	Mead Johnson Nutrition Co.	3,591
158	Medco Health Solutions, Inc.(a)	9,739
40	Medicis Pharmaceutical Corp., Class A	1,284
26	Mednax, Inc.(a)	1,688
409	Medtronic, Inc.	16,327
1,154	Merck & Co., Inc.	37,586
58	Molson Coors Brewing Co., Class B	2,652
70	Monster Worldwide, Inc.(a)	1,201
76	Moody’s Corp.	2,424
28	Morningstar, Inc.(b)	1,643
140	Mylan, Inc.(a)	3,202
56	Myriad Genetics, Inc.(a)	1,037
62	Nektar Therapeutics(a)	595
24	NuVasive, Inc.(a)	642
68	Omnicare, Inc.	1,947
40	Onyx Pharmaceuticals, Inc.(a)	1,410
38	Parexel International Corp.(a)	892
48	Patterson Cos., Inc.	1,602
148	Paychex, Inc.	4,977
583	PepsiCo, Inc.	36,974
36	Perrigo Co.	2,751
3,285	Pfizer, Inc.	63,203
70	Pharmaceutical Product Development, Inc.	1,923
44	PHH Corp.(a)	1,086
657	Philip Morris International, Inc.	41,246
1,246	Procter & Gamble Co.	78,560
40	PSS World Medical, Inc.(a)	1,041
114	Quanta Services, Inc.(a)	2,600
58	Quest Diagnostics, Inc.	3,292
30	Ralcorp Holdings, Inc.(a)	1,946
38	Regeneron Pharmaceuticals, Inc.(a)	1,378
46	Rent-A-Center, Inc.	1,521
68	ResMed, Inc.(a)	2,149
108	Reynolds American, Inc.	3,707
60	Robert Half International, Inc.	1,914
92	Rollins, Inc.	1,805
98	RR Donnelley & Sons Co.	1,825
36	Ruddick Corp.	1,321
174	Safeway, Inc.	3,797
185	SAIC, Inc.(a)	3,023
30	Salix Pharmaceuticals Ltd.(a)	1,000
295	Sara Lee Corp.	5,050
52	Savient Pharmaceuticals, Inc.(a)	501
32	Scotts Miracle-GRO Co., Class A	1,797
96	SEI Investments Co.	2,209
112	Service Corp. International	1,221
20	Sirona Dental Systems, Inc.(a)	1,009
70	Smithfield Foods, Inc.(a)	1,620
46	Snyders-Lance, Inc.	838
34	Sotheby’s	1,673
134	St Jude Medical, Inc.	6,416
34	STERIS Corp.	1,151
6	Strayer Education, Inc.(b)	825
106	Stryker Corp.	6,706
40	SuccessFactors, Inc.(a)	1,436
112	SUPERVALU, Inc.	967
247	SYSCO Corp.	6,864
36	Talecris Biotherapeutics Holdings Corp.(a)	898
24	Techne Corp.	1,721
24	Teleflex, Inc.	1,401
225	Tenet Healthcare Corp.(a)	1,616
68	Theravance, Inc.(a)	1,549
36	Thoratec Corp.(a)	1,004
100	Total System Services, Inc.	1,775
50	Towers Watson & Co., Class A	2,940
22	TreeHouse Foods, Inc.(a)	1,148
28	Tupperware Brands Corp.	1,502
130	Tyson Foods, Inc., Class A	2,422
26	United Therapeutics Corp.(a)	1,753
459	UnitedHealth Group, Inc.	19,544
18	Universal Corp.	753
40	Universal Health Services, Inc., Class B	1,828
28	Valassis Communications, Inc.(a)	790
66	Valeant Pharmaceuticals International, Inc. (Canada)	2,645
50	Varian Medical Systems, Inc.(a)	3,464
44	VCA Antech, Inc.(a)	1,102
38	Verisk Analytics, Inc., Class A(a)	1,229

See notes to financial statements.

90 | Semiannual Report | February 28, 2011

Portfolio of Investments (unaudited) continued

WFVK | Wilshire 5000 Total Market ETF (continued)

Number of Shares	Description	Value

	Consumer, Non-cyclical (continued)
78	Vertex Pharmaceuticals, Inc.(a)	$3,640
176	Visa, Inc., Class A SHARES	12,857
48	Watson Pharmaceuticals, Inc.(a)	2,688
44	Weight Watchers International, Inc.	2,690
34	WellCare Health Plans, Inc.(a)	1,277
172	WellPoint, Inc.	11,433
24	West Pharmaceutical Services, Inc.	987
285	Western Union Co.	6,267
76	Whole Foods Market, Inc.	4,451
90	Zimmer Holdings, Inc.(a)	5,611
		1,153,037

	Diversified - 0.1%
100	Leucadia National Corp.	3,313

	Energy - 12.5%
50	Alpha Natural Resources, Inc.(a)	2,711
203	Anadarko Petroleum Corp.	16,611
152	Apache Corp.	18,942
78	Arch Coal, Inc.	2,615
66	ATP Oil & Gas Corp.(a) (b)	1,340
30	Atwood Oceanics, Inc.(a)	1,366
138	Baker Hughes, Inc.	9,805
28	Berry Petroleum Co., Class A	1,456
30	Bill Barrett Corp.(a)	1,166
64	Brigham Exploration Co.(a)	2,341
46	Cabot Oil & Gas Corp.	2,100
104	Cameron International Corp.(a)	6,150
14	CARBO Ceramics, Inc.	1,736
40	Carrizo Oil & Gas, Inc.(a)	1,489
253	Chesapeake Energy Corp.	9,009
829	Chevron Corp.	86,009
38	Cimarex Energy Co.	4,413
58	Complete Production Services, Inc.(a)	1,671
32	Comstock Resources, Inc.(a)	850
30	Concho Resources, Inc.(a)	3,196
597	ConocoPhillips	46,488
90	Consol Energy, Inc.	4,564
26	Continental Resources, Inc.(a)	1,808
90	Covanta Holding Corp.	1,523
197	Denbury Resources, Inc.(a)	4,773
158	Devon Energy Corp.	14,448
24	Diamond Offshore Drilling, Inc.(b)	1,878
42	Dresser-Rand Group, Inc.(a)	2,070
16	Dril-Quip, Inc.(a)	1,227
335	El Paso Corp.	6,231
52	Energy XXI Bermuda Ltd. (Bermuda)(a)	1,793
90	EOG Resources, Inc.	10,108
74	EQT Corp.	3,648
94	EXCO Resources, Inc.	1,924
50	Exterran Holdings, Inc.(a)	1,135
2,089	Exxon Mobil Corp.	178,672
24	First Solar, Inc.(a) (b)	3,537
42	FMC Technologies, Inc.(a)	3,950
52	Forest Oil Corp.(a)	1,845
78	Frontier Oil Corp.	2,176
385	Halliburton Co.	18,072
70	Helix Energy Solutions Group, Inc.(a)	1,078
42	Helmerich & Payne, Inc.	2,730
116	Hess Corp.	10,095
38	Holly Corp.	2,171
80	Key Energy Services, Inc.(a)	1,240
24	Lufkin Industries, Inc.	1,876
285	Marathon Oil Corp.	14,136
36	Massey Energy Co.	2,280
52	McMoRan Exploration Co.(a)	910
80	Murphy Oil Corp.	5,882
108	Nabors Industries Ltd. (Bermuda)(a)	3,075
183	National Oilwell Varco, Inc.	14,561
46	Newfield Exploration Co.(a)	3,348
54	Noble Energy, Inc.	5,004
325	Occidental Petroleum Corp.	33,140
28	Oceaneering International, Inc.(a)	2,342
26	Oil States International, Inc.(a)	1,893
30	Oneok, Inc.	1,937
42	Patriot Coal Corp.(a)	991
90	Patterson-UTI Energy, Inc.	2,461
118	Peabody Energy Corp.	7,728
34	Penn Virginia Corp.	553
126	Petrohawk Energy Corp.(a)	2,722
52	Pioneer Natural Resources Co.	5,322
64	Plains Exploration & Production Co.(a)	2,507
78	Pride International, Inc.(a)	3,238
72	QEP Resources, Inc.	2,848
84	Quicksilver Resources, Inc.(a)	1,301
90	Range Resources Corp.	4,887

See notes to financial statements.

Semiannual Report | February 28, 2011 | 91

Portfolio of Investments (unaudited) continued

WFVK | Wilshire 5000 Total Market ETF (continued)

Number of Shares	Description	Value

	Energy (continued)
42	Rosetta Resources, Inc.(a)	$1,905
56	Rowan Cos., Inc.(a)	2,390
265	SandRidge Energy, Inc.(a)	2,865
567	Schlumberger Ltd. (Netherlands Antilles)	52,969
16	SEACOR Holdings, Inc.	1,516
36	SM Energy Co.	2,609
144	Southwestern Energy Co.(a)	5,685
219	Spectra Energy Corp.	5,858
66	Sunoco, Inc.	2,763
48	Superior Energy Services, Inc.(a)	1,839
32	Swift Energy Co.(a)	1,374
80	Tesoro Corp.(a)	1,902
84	Ultra Petroleum Corp. (Canada)(a)	3,809
24	Unit Corp.(a)	1,428
265	Valero Energy Corp.	7,468
24	Walter Energy, Inc.	2,904
44	Whiting Petroleum Corp.(a)	2,875
247	Williams Cos., Inc.	7,499
		738,760

	Financial - 17.1%
22	Affiliated Managers Group, Inc.(a)	2,348
187	Aflac, Inc.	11,007
26	Alexandria Real Estate Equities, Inc., REIT	2,085
4	Alleghany Corp.(a)	1,363
24	Allied World Assurance Co. Holdings Ltd. (Switzerland)	1,481
227	Allstate Corp.	7,214
42	Alterra Capital Holdings Ltd. (Bermuda)	908
78	AMB Property Corp., REIT	2,838
68	American Campus Communities, Inc., REIT	2,273
211	American Capital Ltd.(a)	1,971
459	American Express Co.	19,999
48	American Financial Group, Inc.	1,662
122	American International Group, Inc.(a) (b)	4,521
14	American National Insurance Co.	1,138
92	Ameriprise Financial, Inc.	5,825
179	Annaly Capital Management, Inc., REIT	3,209
110	AON Corp.	5,790
68	Apartment Investment & Management Co., Class A, REIT	1,744
84	Apollo Investment Corp.	1,039
22	Arch Capital Group Ltd. (Bermuda)(a)	1,991
44	Arthur J Gallagher & Co.	1,382
60	Artio Global Investors, Inc.	951
46	Aspen Insurance Holdings Ltd. (Bermuda)	1,359
96	Associated Banc-Corp.	1,389
56	Assurant, Inc.	2,275
54	Assured Guaranty Ltd. (Bermuda)	785
70	Astoria Financial Corp.	981
26	AvalonBay Communities, Inc., REIT	3,147
58	Axis Capital Holdings Ltd. (Bermuda)	2,107
122	BancorpSouth, Inc.(b)	1,945
4,150	Bank of America Corp.	59,303
26	Bank of Hawaii Corp.	1,226
463	Bank of New York Mellon Corp.	14,071
299	BB&T Corp.	8,252
717	Berkshire Hathaway, Inc.(a)	62,580
68	BioMed Realty Trust, Inc., REIT	1,234
32	BlackRock, Inc.	6,528
16	BOK Financial Corp.	822
52	Boston Properties, Inc., REIT	4,988
88	Brandywine Realty Trust, REIT	1,082
30	BRE Properties, Inc., REIT	1,425
94	Brookfield Properties Corp. (Canada)(b)	1,648
72	Brown & Brown, Inc.	1,882
32	Camden Property Trust, REIT	1,893
187	Capital One Financial Corp.	9,307
179	CapitalSource, Inc.	1,357
164	CB Richard Ellis Group, Inc., Class A(a)	4,107
86	CBL & Associates Properties, Inc., REIT	1,535
483	Charles Schwab Corp.	9,163
331	Chimera Investment Corp., REIT	1,427
124	Chubb Corp.	7,524
78	Cincinnati Financial Corp.	2,656
80	CIT Group, Inc.(a)	3,466
12,853	Citigroup, Inc.(a)	60,152
26	City National Corp.	1,532
28	CME Group, Inc.	8,716
152	CNO Financial Group, Inc.(a)	1,100
64	Colonial Properties Trust, REIT	1,261
64	Comerica, Inc.	2,490
38	Commerce Bancshares, Inc.	1,526
36	CommonWealth REIT, REIT	1,034
28	Corporate Office Properties Trust, REIT	1,004
142	Cousins Properties, Inc., REIT	1,204
30	Cullen/Frost Bankers, Inc.	1,757
181	DCT Industrial Trust, Inc., REIT	1,017
120	Developers Diversified Realty Corp., REIT	1,716
88	DiamondRock Hospitality Co., REIT	1,035

See notes to financial statements.

92 | Semiannual Report | February 28, 2011

Portfolio of Investments (unaudited) continued

WFVK | Wilshire 5000 Total Market ETF (continued)

Number of Shares	Description	Value

	Financial (continued)
20	Digital Realty Trust, Inc., REIT(b)	$1,176
227	Discover Financial Services	4,937
76	Douglas Emmett, Inc., REIT	1,425
132	Duke Realty Corp., REIT	1,857
32	DuPont Fabros Technology, Inc., REIT	781
102	E*Trade Financial Corp.(a)	1,630
58	East West Bancorp, Inc.	1,347
24	EastGroup Properties, Inc., REIT	1,093
52	Eaton Vance Corp.	1,628
28	Endurance Specialty Holdings Ltd. (Bermuda)	1,389
24	Entertainment Properties Trust, REIT	1,144
16	Equity Lifestyle Properties, Inc., REIT	929
90	Equity Residential, REIT	4,960
20	Erie Indemnity Co., Class A	1,397
12	Essex Property Trust, Inc., REIT	1,485
24	Everest RE Group Ltd. (Bermuda)	2,128
70	Extra Space Storage, Inc., REIT	1,382
3,447	Federal National Mortgage Association(a) (b)	1,596
20	Federal Realty Investment Trust, REIT	1,684
60	Federated Investors, Inc.(b)	1,654
130	Fidelity National Financial, Inc., Class A	1,800
355	Fifth Third Bancorp	5,183
72	First American Financial Corp.	1,135
6	First Citizens BancShares, Inc., Class A	1,212
44	First Financial Bancorp	745
18	First Financial Bankshares, Inc.(b)	904
126	First Horizon National Corp.	1,449
130	First Industrial Realty Trust, Inc., REIT(a)	1,457
96	First Niagara Financial Group, Inc.	1,390
52	FirstMerit Corp.	887
92	Forest City Enterprises, Inc., Class A(a)	1,739
54	Franklin Resources, Inc.	6,783
116	Fulton Financial Corp.	1,263
274	General Growth Properties, Inc., REIT(a)	4,362
185	Genworth Financial, Inc.(a)	2,448
215	Goldman Sachs Group, Inc.	35,213
16	Greenhill & Co., Inc.	1,149
26	Hancock Holding Co.	901
30	Hanover Insurance Group, Inc.	1,394
191	Hartford Financial Services Group, Inc.	5,654
30	Hatteras Financial Corp., REIT	887
58	HCC Insurance Holdings, Inc.	1,806
126	HCP, Inc., REIT	4,788
44	Health Care REIT, Inc., REIT	2,298
44	Healthcare Realty Trust, Inc., REIT	1,025
38	Highwoods Properties, Inc., REIT	1,289
22	Home Properties, Inc., REIT	1,296
68	Hospitality Properties Trust, REIT	1,564
273	Host Hotels & Resorts, Inc., REIT	5,023
12	Howard Hughes Corp.(a)	693
221	Hudson City Bancorp, Inc.	2,541
293	Huntington Bancshares, Inc.	2,004
20	Iberiabank Corp.	1,146
30	IntercontinentalExchange, Inc.(a)	3,846
40	International Bancshares Corp.	764
195	Invesco Ltd. (Bermuda)	5,234
140	iStar Financial, Inc., REIT(a)	1,399
90	Janus Capital Group, Inc.	1,209
58	Jefferies Group, Inc.	1,395
12	Jones Lang LaSalle, Inc.	1,181
1,658	JPMorgan Chase & Co.	77,412
397	KeyCorp	3,629
32	Kilroy Realty Corp., REIT	1,240
181	Kimco Realty Corp., REIT	3,508
66	Knight Capital Group, Inc., Class A(a)	925
40	LaSalle Hotel Properties, REIT	1,128
78	Legg Mason, Inc.	2,827
52	Liberty Property Trust, REIT	1,756
130	Lincoln National Corp.	4,124
110	Loews Corp.	4,757
30	M&T Bank Corp.	2,641
72	Macerich Co., REIT	3,646
42	Mack-Cali Realty Corp., REIT	1,425
4	Markel Corp.(a)	1,663
160	Marsh & McLennan Cos., Inc.	4,870
281	Marshall & Ilsley Corp.	2,183
108	MBIA, Inc.(a)	1,211
341	MetLife, Inc.	16,150
136	MF Global Holdings Ltd.(a)	1,179
132	MFA Financial, Inc., REIT	1,118
16	MID-America Apartment Communities, Inc., REIT	1,040
485	Morgan Stanley	14,395
138	NASDAQ OMX Group, Inc.(a)	3,948
44	National Retail Properties, Inc., REIT	1,130
48	Nationwide Health Properties, Inc., REIT	2,052
177	New York Community Bancorp, Inc.	3,303
74	NewAlliance Bancshares, Inc.	1,157

See notes to financial statements.

Semiannual Report | February 28, 2011 | 93

Portfolio of Investments (unaudited) continued

WFVK | Wilshire 5000 Total Market ETF (continued)

Number of Shares	Description	Value

	Financial (continued)
100	Northern Trust Corp.	$5,157
66	Northwest Bancshares, Inc.	801
124	NYSE Euronext	4,588
78	Old National Bancorp	874
102	Old Republic International Corp.	1,275
42	OMEGA Healthcare Investors, Inc., REIT	1,007
30	PartnerRe Ltd. (Bermuda)	2,379
160	People’s United Financial, Inc.	2,109
30	Platinum Underwriters Holdings Ltd. (Bermuda)	1,251
205	PNC Financial Services Group, Inc.	12,648
435	Popular, Inc. (Puerto Rico)(a)	1,414
42	Post Properties, Inc., REIT	1,638
144	Principal Financial Group, Inc.	4,933
88	PrivateBancorp, Inc.	1,260
20	ProAssurance Corp.(a)	1,267
219	Progressive Corp.	4,562
381	ProLogis, REIT	6,195
26	Prosperity Bancshares, Inc.	1,061
48	Protective Life Corp.	1,365
201	Prudential Financial, Inc.	13,232
16	PS Business Parks, Inc., REIT	1,009
40	Public Storage, REIT	4,490
102	Radian Group, Inc.	720
493	RAIT Financial Trust, REIT	1,686
62	Raymond James Financial, Inc.	2,376
32	Realty Income Corp., REIT	1,151
60	Redwood Trust, Inc., REIT	983
50	Regency Centers Corp., REIT	2,262
551	Regions Financial Corp.	4,210
34	Reinsurance Group of America, Inc.	2,053
26	RenaissanceRe Holdings Ltd. (Bermuda)	1,743
68	Senior Housing Properties Trust, REIT	1,669
26	Signature Bank(a)	1,349
112	Simon Property Group, Inc., REIT	12,324
36	SL Green Realty Corp., REIT	2,726
199	SLM Corp.(a)	2,949
26	Sovran Self Storage, Inc., REIT	1,009
80	St Joe Co.(a) (b)	2,142
30	StanCorp Financial Group, Inc.	1,380
64	Starwood Property Trust, Inc., REIT	1,497
213	State Street Corp.	9,525
20	Stifel Financial Corp.(a)	1,435
76	Sunstone Hotel Investors, Inc., REIT(a)	816
219	SunTrust Banks, Inc.	6,607
114	Susquehanna Bancshares, Inc.	1,090
22	SVB Financial Group(a)	1,192
695	Synovus Financial Corp.	1,772
106	T Rowe Price Group, Inc.	7,100
40	Tanger Factory Outlet Centers, REIT	1,066
28	Taubman Centers, Inc., REIT	1,553
82	TCF Financial Corp.	1,331
114	TD Ameritrade Holding Corp.	2,485
54	TFS Financial Corp.(a)	561
36	Torchmark Corp.	2,349
20	Transatlantic Holdings, Inc.	1,019
172	Travelers Cos., Inc.	10,308
38	Trustmark Corp.	891
78	UDR, Inc., REIT	1,897
26	UMB Financial Corp.	1,037
76	Umpqua Holdings Corp.	869
32	United Bankshares, Inc.(b)	916
34	Unitrin, Inc.	996
54	Universal American Corp.	1,111
128	Unum Group	3,396
769	US Bancorp	21,324
245	U-Store-It Trust, REIT	2,511
48	Validus Holdings Ltd. (Bermuda)	1,486
92	Valley National Bancorp	1,254
68	Ventas, Inc., REIT	3,769
72	Vornado Realty Trust, REIT	6,720
44	Waddell & Reed Financial, Inc.	1,777
58	Washington Federal, Inc.	1,031
32	Washington Real Estate Investment Trust, REIT	1,000
40	Webster Financial Corp.	927
72	Weingarten Realty Investors, REIT	1,863
2,149	Wells Fargo & Co.	69,327
20	Westamerica Bancorporation	1,032
138	Weyerhaeuser Co., REIT	3,369
4	White Mountains Insurance Group Ltd. (Bermuda)	1,519
74	Whitney Holding Corp.	1,049
28	Wintrust Financial Corp.	940
72	WR Berkley Corp.	2,156
70	Zions Bancorporation	1,635
		1,012,997

	Industrial - 11.3%
259	3M Co.	23,888
58	Actuant Corp., Class A	1,641

See notes to financial statements.

94 | Semiannual Report | February 28, 2011

Portfolio of Investments (unaudited) continued

WFVK | Wilshire 5000 Total Market ETF (continued)

Number of Shares	Description	Value

	Industrial (continued)
26	Acuity Brands, Inc.	$1,470
58	Aecom Technology Corp.(a)	1,661
42	AGCO Corp.(a)	2,301
132	Agilent Technologies, Inc.(a)	5,555
28	Alexander & Baldwin, Inc.	1,174
20	Alliant Techsystems, Inc.	1,443
36	American Superconductor Corp.(a) (b)	955
72	AMETEK, Inc.	3,020
76	Amphenol Corp., Class A	4,369
30	AO Smith Corp.	1,212
32	Aptargroup, Inc.	1,541
56	Arrow Electronics, Inc.(a)	2,195
18	Atlas Air Worldwide Holdings, Inc.(a)	1,229
78	Avnet, Inc.(a)	2,668
56	Babcock & Wilcox Co.(a)	1,891
80	Ball Corp.	2,888
52	BE Aerospace, Inc.(a)	1,753
52	Bemis Co., Inc.	1,708
44	Benchmark Electronics, Inc.(a)	830
223	Boeing Co.	16,058
32	Brady Corp., Class A	1,144
40	Brink’s Co.	1,235
34	Bucyrus International, Inc.	3,096
32	Carlisle Cos., Inc.	1,376
217	Caterpillar, Inc.	22,336
62	CH Robinson Worldwide, Inc.	4,488
36	CLARCOR, Inc.	1,481
18	Clean Harbors, Inc.(a)	1,654
68	Commercial Metals Co.	1,134
30	CON-way, Inc.	977
34	Crane Co.	1,606
72	Crown Holdings, Inc.(a)	2,771
116	CSX Corp.	8,661
72	Cummins, Inc.	7,281
32	Curtiss-Wright Corp.	1,181
168	Danaher Corp.	8,501
172	Deere & Co.	15,506
14	Dionex Corp.(a)	1,650
30	Dolby Laboratories, Inc., Class A(a)	1,517
38	Donaldson Co., Inc.	2,139
80	Dover Corp.	5,140
153	Eastman Kodak Co.(a) (b)	520
62	Eaton Corp.	6,868
48	EMCOR Group, Inc.(a)	1,529
273	Emerson Electric Co.	16,287
34	Energizer Holdings, Inc.(a)	2,272
36	EnerSys(a)	1,278
24	Esterline Technologies Corp.(a)	1,718
94	Expeditors International of Washington, Inc.	4,493
104	FedEx Corp.	9,362
80	FLIR Systems, Inc.	2,584
24	Flowserve Corp.	2,999
86	Fluor Corp.	6,085
30	Gardner Denver, Inc.	2,194
44	General Cable Corp.(a)	1,911
118	General Dynamics Corp.	8,982
4,254	General Electric Co.	88,994
28	Genesee & Wyoming, Inc., Class A(a)	1,459
64	Gentex Corp.	1,938
50	Goodrich Corp.	4,312
42	Graco, Inc.	1,710
92	GrafTech International Ltd.(a)	1,841
32	Granite Construction, Inc.	912
18	Greif, Inc., Class A	1,164
48	Harsco Corp.	1,640
76	Hexcel Corp.(a)	1,410
257	Honeywell International, Inc.	14,883
26	Hubbell, Inc., Class B	1,755
50	IDEX Corp.	2,062
177	Illinois Tool Works, Inc.	9,576
38	Insituform Technologies, Inc., Class A(a)	982
26	Itron, Inc.(a)	1,475
74	ITT Corp.	4,287
96	Jabil Circuit, Inc.	2,057
68	Jacobs Engineering Group, Inc.(a)	3,404
42	JB Hunt Transport Services, Inc.	1,748
42	Joy Global, Inc.	4,090
48	Kansas City Southern(a)	2,584
30	Kaydon Corp.	1,177
84	KBR, Inc.	2,755
52	Kennametal, Inc.	2,000
30	Kirby Corp.(a)	1,660
42	Knight Transportation, Inc.	782
48	L-3 Communications Holdings, Inc.	3,806
30	Landstar System, Inc.	1,334
74	Leggett & Platt, Inc.	1,706
30	Lennox International, Inc.	1,455

See notes to financial statements.

Semiannual Report | February 28, 2011 | 95

Portfolio of Investments (unaudited) continued

WFVK | Wilshire 5000 Total Market ETF (continued)

Number of Shares	Description	Value

	Industrial (continued)
30	Lincoln Electric Holdings, Inc.	$2,141
106	Lockheed Martin Corp.	8,391
90	Manitowoc Co., Inc.	1,783
18	Martin Marietta Materials, Inc.(b)	1,600
148	Masco Corp.	2,011
26	Matthews International Corp., Class A	966
112	McDermott International, Inc. (Panama)(a)	2,570
16	Mettler-Toledo International, Inc.(a)	2,742
20	Middleby Corp.(a)	1,793
72	Molex, Inc.	2,011
30	Moog, Inc., Class A(a)	1,362
58	Nalco Holding Co.	1,483
66	National Instruments Corp.	2,055
16	Nordson Corp.	1,743
152	Norfolk Southern Corp.	9,968
94	Northrop Grumman Corp.	6,268
44	Old Dominion Freight Line, Inc.(a)	1,354
24	Overseas Shipholding Group, Inc.(b)	810
50	Owens Corning(a)	1,787
72	Owens-Illinois, Inc.(a)	2,195
50	Packaging Corp. of America	1,440
56	Pall Corp.	3,044
68	Parker Hannifin Corp.	6,064
48	Pentair, Inc.	1,780
62	PerkinElmer, Inc.	1,643
26	Plexus Corp.(a)	817
50	Precision Castparts Corp.	7,088
148	Raytheon Co.	7,579
22	Regal-Beloit Corp.	1,605
179	Republic Services, Inc.	5,300
22	Rock-Tenn Co., Class A(b)	1,510
62	Rockwell Automation, Inc.	5,439
68	Rockwell Collins, Inc.	4,382
40	Roper Industries, Inc.	3,365
30	Ryder System, Inc.	1,435
50	Sanmina-SCI Corp.(a)	781
54	Sealed Air Corp.	1,486
50	Shaw Group, Inc.(a)	1,986
32	Silgan Holdings, Inc.	1,167
42	Simpson Manufacturing Co., Inc.	1,215
30	Snap-On, Inc.	1,723
42	Sonoco Products Co.	1,515
58	Spirit Aerosystems Holdings, Inc., Class A(a)	1,507
28	SPX Corp.	2,233
58	Stanley Black & Decker, Inc.	4,398
38	Stericycle, Inc.(a)	3,284
64	SunPower Corp., Class A(a) (b)	1,093
26	Tech Data Corp.(a)	1,289
26	Teledyne Technologies, Inc.(a)	1,362
52	Temple-Inland, Inc.	1,216
64	Terex Corp.(a)	2,160
46	TETRA Tech, Inc.(a)	1,081
116	Textron, Inc.	3,142
179	Thermo Fisher Scientific, Inc.(a)	9,992
30	Thomas & Betts Corp.(a)	1,662
30	Tidewater, Inc.	1,866
50	Timken Co.	2,436
28	TransDigm Group, Inc.(a)	2,251
66	Trimble Navigation Ltd.(a)	3,244
54	Trinity Industries, Inc.	1,682
16	Tyco International Ltd. (Switzerland)	725
193	Union Pacific Corp.	18,414
257	United Parcel Service, Inc., Class B	18,967
333	United Technologies Corp.	27,819
40	URS Corp.(a)	1,861
56	USG Corp.(a)	960
72	UTi Worldwide, Inc. (British Virgin Islands)	1,433
18	Valmont Industries, Inc.	1,837
100	Vishay Intertechnology, Inc.(a)	1,745
34	Wabtec Corp.	1,930
62	Waste Connections, Inc.	1,797
152	Waste Management, Inc.	5,633
40	Waters Corp.(a)	3,322
34	Werner Enterprises, Inc.	801
40	Woodward, Inc.	1,316
58	Worthington Industries, Inc.	1,123
42	Zebra Technologies Corp., Class A(a)	1,567
		670,909

	Technology - 12.5%
265	Activision Blizzard, Inc.	2,947
56	Acxiom Corp.(a)	960
207	Adobe Systems, Inc.(a)	7,141
275	Advanced Micro Devices, Inc.(a)	2,533
94	Allscripts Healthcare Solutions, Inc.(a)	2,007
124	Altera Corp.	5,191
122	Analog Devices, Inc.	4,865
42	ANSYS, Inc.(a)	2,365

See notes to financial statements.

96 | Semiannual Report | February 28, 2011

Portfolio of Investments (unaudited) continued

WFVK | Wilshire 5000 Total Market ETF (continued)

Number of Shares	Description	Value

	Technology (continued)
365	Apple, Inc.(a)	$128,922
529	Applied Materials, Inc.	8,691
78	Ariba, Inc.(a)	2,414
24	athenahealth, Inc.(a)	1,088
267	Atmel Corp.(a)	3,920
112	Autodesk, Inc.(a)	4,710
26	Blackboard, Inc.(a) (b)	910
64	BMC Software, Inc.(a)	3,168
183	Broadcom Corp., Class A	7,543
80	Broadridge Financial Solutions, Inc.	1,834
255	Brocade Communications Systems, Inc.(a)	1,624
170	CA, Inc.	4,213
22	CACI International, Inc., Class A(a)	1,305
189	Cadence Design Systems, Inc.(a)	1,881
42	Cavium Networks, Inc.(a)	1,814
26	Cerner Corp.(a)	2,612
56	Citrix Systems, Inc.(a)	3,929
106	Cognizant Technology Solutions Corp., Class A(a)	8,148
58	Computer Sciences Corp.	2,792
144	Compuware Corp.(a)	1,621
26	Concur Technologies, Inc.(a)	1,353
20	Cree, Inc.(a)	1,053
90	Cypress Semiconductor Corp.(a)	1,886
737	Dell, Inc.(a)	11,667
48	Diebold, Inc.	1,688
34	DST Systems, Inc.	1,734
24	Dun & Bradstreet Corp.	1,939
170	Electronic Arts, Inc.(a)	3,196
779	EMC Corp.(a)	21,197
38	Fair Isaac Corp.	1,062
84	Fairchild Semiconductor International, Inc.(a)	1,479
134	Fidelity National Information Services, Inc.	4,340
72	Fiserv, Inc.(a)	4,555
930	Hewlett-Packard Co.	40,576
24	Hittite Microwave Corp.(a)	1,473
24	IHS, Inc., Class A(a)	2,009
46	Informatica Corp.(a)	2,162
2,265	Intel Corp.	48,630
485	International Business Machines Corp.	78,512
48	International Rectifier Corp.(a)	1,543
82	Intersil Corp., Class A	1,049
108	Intuit, Inc.(a)	5,679
54	Jack Henry & Associates, Inc.	1,723
66	KLA-Tencor Corp.	3,222
52	LAM Research Corp.(a)	2,855
42	Lexmark International, Inc., Class A(a)	1,576
80	Linear Technology Corp.	2,765
301	LSI Corp.(a)	1,893
203	Marvell Technology Group Ltd. (Bermuda)(a)	3,711
102	Maxim Integrated Products, Inc.	2,813
42	MedAssets, Inc.(a)	595
128	MEMC Electronic Materials, Inc.(a)	1,737
70	Microchip Technology, Inc.(b)	2,584
341	Micron Technology, Inc.(a)	3,795
44	MICROS Systems, Inc.(a)	2,096
62	Microsemi Corp.(a)	1,366
3,377	Microsoft Corp.	89,761
48	MSCI, Inc.(a)	1,704
118	National Semiconductor Corp.	1,829
110	NCR Corp.(a)	2,101
140	NetApp, Inc.(a)	7,232
40	Netlogic Microsystems, Inc.(a)	1,656
229	Novell, Inc.(a)	1,346
60	Novellus Systems, Inc.(a)	2,398
122	Nuance Communications, Inc.(a)	2,277
217	NVIDIA Corp.(a)	4,917
205	ON Semiconductor Corp.(a)	2,286
1,466	Oracle Corp.	48,231
70	Parametric Technology Corp.(a)	1,659
86	Pitney Bowes, Inc.	2,165
140	PMC - Sierra, Inc.(a)	1,106
44	Progress Software Corp.(a)	1,292
70	QLogic Corp.(a)	1,264
54	Quest Software, Inc.(a)	1,447
52	Rambus, Inc.(a)	1,069
76	Red Hat, Inc.(a)	3,137
88	Riverbed Technology, Inc.(a)	3,633
52	Rovi Corp.(a)	2,882
36	Salesforce.com, Inc.(a)	4,762
92	SanDisk Corp.(a)	4,563
56	Semtech Corp.(a)	1,326
26	Silicon Laboratories, Inc.(a)	1,180
84	Skyworks Solutions, Inc.(a)	3,019
48	SolarWinds, Inc.(a)	1,078
40	Solera Holdings, Inc.	2,043
72	Synopsys, Inc.(a)	1,996
32	Taleo Corp., Class A(a)	1,033

See notes to financial statements.

Semiannual Report | February 28, 2011 | 97

Portfolio of Investments (unaudited) continued

WFVK | Wilshire 5000 Total Market ETF (continued)

Number of Shares	Description	Value

	Technology (continued)
82	Teradata Corp.(a)	$3,921
106	Teradyne, Inc.(a)	1,975
475	Texas Instruments, Inc.	16,915
28	Unisys Corp.(a)	1,040
44	Varian Semiconductor Equipment Associates, Inc.(a)	2,099
24	Veeco Instruments, Inc.(a) (b)	1,142
40	VeriFone Systems, Inc.(a)	1,818
32	VMware, Inc., Class A(a)	2,677
92	Western Digital Corp.(a)	2,813
609	Xerox Corp.	6,547
94	Xilinx, Inc.	3,125
		743,125

	Utilities - 3.3%
245	AES Corp.(a)	3,031
38	AGL Resources, Inc.	1,444
34	ALLETE, Inc.	1,285
48	Alliant Energy Corp.	1,890
114	Ameren Corp.	3,188
158	American Electric Power Co., Inc.	5,653
96	American Water Works Co., Inc.	2,663
94	Aqua America, Inc.	2,117
48	Atmos Energy Corp.	1,623
48	Avista Corp.	1,071
225	Calpine Corp.(a)	3,404
152	CenterPoint Energy, Inc.	2,411
44	Cleco Corp.	1,423
90	CMS Energy Corp.	1,733
96	Consolidated Edison, Inc.	4,798
74	Constellation Energy Group, Inc.	2,299
201	Dominion Resources, Inc.	9,172
50	DPL, Inc.	1,301
62	DTE Energy Co.	2,919
431	Duke Energy Corp.	7,754
203	Dynegy, Inc.(a) (b)	1,175
92	Edison International	3,415
34	Energen Corp.	2,077
56	Entergy Corp.	3,987
217	Exelon Corp.	9,062
184	FirstEnergy Corp.	7,047
751	GenOn Energy, Inc.(a)	3,042
82	Great Plains Energy, Inc.	1,574
64	Hawaiian Electric Industries, Inc.	1,546
34	IDACORP, Inc.	1,283
44	Integrys Energy Group, Inc.	2,155
26	ITC Holdings Corp.	1,782
100	MDU Resources Group, Inc.	2,147
30	National Fuel Gas Co.	2,187
32	New Jersey Resources Corp.	1,339
136	NextEra Energy, Inc.	7,544
28	Nicor, Inc.	1,477
122	NiSource, Inc.	2,338
74	Northeast Utilities	2,519
26	Northwest Natural Gas Co.	1,222
40	NorthWestern Corp.	1,188
116	NRG Energy, Inc.(a)	2,319
52	NSTAR	2,348
132	NV Energy, Inc.	1,939
32	OGE Energy Corp.	1,539
34	Ormat Technologies, Inc.	852
120	Pepco Holdings, Inc.	2,248
122	PG&E Corp.	5,619
52	Piedmont Natural Gas Co., Inc.	1,524
46	Pinnacle West Capital Corp.	1,943
72	PNM Resources, Inc.	958
62	Portland General Electric Co.	1,452
187	PPL Corp.	4,756
92	Progress Energy, Inc.	4,205
162	Public Service Enterprise Group, Inc.	5,297
72	Questar Corp.	1,287
52	SCANA Corp.	2,105
86	Sempra Energy	4,578
28	South Jersey Industries, Inc.	1,536
293	Southern Co.	11,166
62	Southern Union Co.	1,768
38	Southwest Gas Corp.	1,477
110	TECO Energy, Inc.	1,992
56	UGI Corp.	1,786
58	Vectren Corp.	1,527
66	Westar Energy, Inc.	1,716
34	WGL Holdings, Inc.	1,292
46	Wisconsin Energy Corp.	2,723
162	Xcel Energy, Inc.	3,878
		197,115

	Total Common Stocks - 99.6%
	(Cost $5,492,084)	5,908,008

See notes to financial statements.

98 | Semiannual Report | February 28, 2011

Portfolio of Investments (unaudited) continued

WFVK | Wilshire 5000 Total Market ETF (continued)

Number of Shares	Description	Value

	Tracking Stocks - 0.2%
	Communications - 0.2%
38	Liberty Media Corp. - Capital, Class A(a) (c)	$2,757
241	Liberty Media Corp. - Interactive, Class A(a) (c)	3,871
28	Liberty Media Corp. - Starz, Class A(a) (c)	1,966
	(Cost $7,459)	8,594

	Master Limited Partnership - 0.0%*
	Energy - 0.0%*
21	Atlas Energy, LP
	(Cost $328)	346

	Total Long-Term Investments - 99.8%
	(Cost $5,499,871)	5,916,948

	Investments of Collateral for Securities Loaned - 0.6%
	Money Market Fund - 0.6%
35,019	BNY Mellon Securities Lending Overnight Fund, 0.257%(d) (e)
	(Cost $35,019)	35,019

	Total Investments - 100.4%
	(Cost $5,534,890)	5,951,967
	Liabilities in excess of Other Assets - (0.4%)	(21,887)
	Net Assets - 100.0%	$5,930,080

*Less than 0.1%

LP - Limited Partnership

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at February 28, 2011.

(c)	A tracking stock is a security issued by a parent company to track the performance of a subsidiary, division, or line of business.

(d)
At February 28, 2011, the total market value of the Fund’s securities on loan was $41,070 and the total market value of the collateral held by the Fund was $42,075, consisting of cash collateral of $35,019 and U.S. Government and Agency securities valued at $7,056.

(e)	Interest rate shown reflects yield as of February 28, 2011.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

Semiannual Report | February 28, 2011 | 99

Portfolio of Investments (unaudited) continued

WMCR | Wilshire Micro-Cap ETF

Number of Shares	Description	Value

	Long-Term Investments - 99.8%
	Common Stocks - 99.3%
	Basic Materials - 3.1%
7,778	American Pacific Corp.(a)	$46,823
5,486	Friedman Industries	55,957
57,361	General Moly, Inc.(a)	300,572
12,697	General Steel Holdings, Inc.(a) (b)	30,346
1,245	KMG Chemicals, Inc.	23,369
6,212	Landec Corp.(a)	38,204
22,135	Metalline Mining Co.(a) (b)	24,570
8,184	Mines Management, Inc.(a) (b)	28,480
1,272	Northern Technologies International Corp.(a)	20,664
3,884	Orchids Paper Products Co.	48,200
70,943	Paramount Gold and Silver Corp.(a) (b)	283,062
5,126	Penford Corp.(a)	30,500
9,348	Solitario Exploration & Royalty Corp.(a)	36,925
11,230	Timberline Resources Corp.(a) (b)	12,016
1,581	Universal Stainless & Alloy(a)	54,623
24,644	Uranerz Energy Corp.(a) (b)	121,495
44,762	Uranium Energy Corp.(a) (b)	255,143
35,858	Uranium Resources, Inc.(a) (b)	101,478
16,437	US Energy Corp.(a)	105,032
5,405	Verso Paper Corp.(a)	31,998
15,316	Vista Gold Corp. (Canada)(a) (b)	49,471
706	Xerium Technologies, Inc.(a)	15,158
		1,714,086

	Communications - 9.1%
22,810	8x8, Inc.(a) (b)	62,043
4,774	Answers Corp.(a)	50,175
3,620	Arbinet Corp.(a)	31,096
6,888	Aware, Inc.(a)	24,521
12,906	Bidz.com, Inc.(a)	20,650
2,729	BroadVision, Inc.(a)	35,559
8,321	CalAmp Corp.(a)	25,379
703	Calix, Inc.(a)	12,506
8,267	Chyron International Corp.(a)	22,900
5,648	Clearfield, Inc.(a)	28,240
7,511	ClearOne Communications, Inc.(a)	35,602
3,187	Communications Systems, Inc.	51,438
11,750	Ditech Networks, Inc.(a)	19,740
12,230	EDGAR Online, Inc.(a) (b)	18,100
19,658	Emmis Communications Corp., Class A(a)	21,624
8,294	EndWave Corp.(a)	22,062
29,854	Entercom Communications Corp., Class A(a)	390,490
12,176	Entravision Communications Corp., Class A(a)	28,614
17,834	FiberTower Corp.(a)	59,209
4,612	Global Traffic Network, Inc.(a)	57,881
4,693	Globecomm Systems, Inc.(a)	49,980
6,023	Gray Television, Inc.(a)	13,371
10,655	Harris Interactive, Inc.(a)	10,548
2,675	HealthStream, Inc.(a)	20,838
6,402	HickoryTech Corp.	65,364
12,770	Hollywood Media Corp.(a)	21,071
14,479	ID Systems, Inc.(a)	70,513
9,825	IDT Corp., Class B	255,745
7,610	Imergent, Inc.	46,345
10,069	Inuvo, Inc.(a)	28,193
12,535	Ipass, Inc.	18,677
3,965	Keynote Systems, Inc.	69,744
11,569	KVH Industries, Inc.(a)	169,833
3,748	Lantronix, Inc.(a)	14,280
10,939	Lee Enterprises, Inc.(a)	32,489
5,732	Lightpath Technologies, Inc., Class A(a) (b)	8,197
4,829	LIN TV Corp., Class A(a)	29,505
1,778	Local.com Corp.(a) (b)	7,059
10,757	LodgeNet Interactive Corp.(a) (b)	38,295
17,899	Media General, Inc., Class A(a) (b)	122,429
2,863	Micronetics, Inc.(a)	11,738
11,460	MRV Communications, Inc.(a)	20,055
8,860	Multiband Corp.(a) (b)	28,795
9,540	NaviSite, Inc.(a)	52,088
12,960	Network Equipment Technologies, Inc.(a)	47,174
13,538	New Frontier Media, Inc.(a)	28,565
10,912	Nextwave Wireless, Inc.(a)	8,184
6,158	Numerex Corp., Class A(a)	56,654
12,981	Online Resources Corp.(a)	85,026
11,920	Onstream Media Corp.(a)	13,231
7,239	Onvia, Inc.(a) (b)	32,576
7,239	Optical Cable Corp.	47,054
13,267	ORBCOMM, Inc.(a)	47,098
6,456	Outdoor Channel Holdings, Inc.(a)	50,550
8,022	PC-Telephone, Inc.(a)	60,085
6,131	Performance Technologies, Inc.(a)	12,262
5,018	Phazar Corp.(a)	17,714
2,648	Playboy Enterprises, Inc., Class B(a)	16,259
115,937	Powerwave Technologies, Inc.(a)	427,808
12,045	Radio One, Inc., Class D(a)	26,740
1,944	Reis, Inc.(a)	14,522

See notes to financial statements.

100 | Semiannual Report | February 28, 2011

Portfolio of Investments (unaudited) continued

WMCR | Wilshire Micro-Cap ETF (continued)

Number of Shares	Description	Value

	Communications (continued)
8,455	Relm Wireless Corp.(a)	$16,403
4,693	RF Industries Ltd.	40,454
4,019	Saba Software, Inc.(a)	28,414
4,829	Selectica, Inc.(a)	28,636
7,698	Speedus Corp.(a)	3,272
12,121	Spherix, Inc.(a) (b)	6,037
57,869	support.com, Inc.(a)	322,909
9,231	Telular Corp.	64,155
1,971	Tessco Technologies, Inc.	23,928
5,405	TheStreet.com, Inc.	17,945
3,620	TigerLogic Corp.(a) (b)	17,376
5,296	Tollgrade Communications, Inc.(a)	52,907
8,184	Towerstream Corp.(a) (b)	35,600
2,671	Travelzoo, Inc.(a)	105,371
4,435	UniTek Global Services, Inc.(a)	43,374
4,378	US Auto Parts Network, Inc.(a)	35,549
15,147	Valuevision Media, Inc., Class A(a)	101,333
7,197	VirnetX Holding Corp.(b)	86,364
1,595	Warwick Valley Telephone Co.	23,670
19,223	Web.com Group, Inc.(a)	244,517
29,859	Westell Technologies, Inc., Class A(a)	97,639
8,076	WPCS International, Inc.(a)	22,855
11,750	Zhone Technologies, Inc.(a)	27,142
73,389	Zix Corp.(a)	270,805
2,594	Zoom Technologies, Inc.(a) (b)	9,753
		4,940,891

	Consumer, Cyclical - 9.8%
12,230	AC Moore Arts & Crafts, Inc.(a)	39,319
4,046	Adams Golf, Inc.(a)	24,640
4,351	ADDvantage Technologies Group, Inc.(a)	13,749
2,755	Aldila, Inc.(a)	14,960
14,307	Amerigon, Inc.(a)	195,147
1,156	Amrep Corp.(a)	11,861
3,106	Arctic Cat, Inc.(a)	39,477
1,407	Ark Restaurants Corp.	20,444
72,128	Beazer Homes USA, Inc.(a) (b)	335,395
2,620	Benihana, Inc., Class A(a)	24,104
12,121	BlueLinx Holdings, Inc.(a)	46,908
9,798	BON-TON Stores, Inc.(a)	153,437
5,126	Books-A-Million, Inc.(b)	30,346
21,237	Borders Group, Inc.(a) (b)	5,373
4,513	Build-A-Bear Workshop, Inc.(a)	29,876
4,774	Cache, Inc.(a)	18,905
2,052	Caribou Coffee Co., Inc.(a)	20,192
4,720	Carmike Cinemas, Inc.(a)	33,890
6,726	Carrols Restaurant Group, Inc.(a)	53,270
8,887	Casual Male Retail Group, Inc.(a)	37,947
11,074	Century Casinos, Inc.(a)	28,792
2,486	Cherokee, Inc.	42,212
14,070	Chindex International, Inc.(a)	251,149
18,182	Commercial Vehicle Group, Inc.(a)	286,548
8,700	Conn’s, Inc.(a) (b)	38,715
4,378	Cost Plus, Inc.(a)	41,285
1,151	Culp, Inc.(a)	11,568
18,320	dELiA*s, Inc.(a)	36,090
1,353	Destination Maternity Corp.	61,020
3,884	Dixie Group, Inc.(a)	18,721
13,469	Douglas Dynamics, Inc.	215,504
9,050	Dover Downs Gaming & Entertainment, Inc.	32,127
7,664	Dover Motorsports, Inc.(a)	15,558
2,207	Duckwall-ALCO Stores, Inc.(a)	30,148
5,486	Educational Development Corp.	35,604
12,770	Empire Resorts, Inc.(a) (b)	10,471
2,998	Famous Dave’s of America, Inc.(a)	30,759
1,245	Flexsteel Industries	18,239
2,540	Frisch’s Restaurants, Inc.	55,372
4,270	Full House Resorts, Inc.(a)	16,866
2,207	Gaming Partners International Corp.	16,310
7,805	Granite City Food & Brewery Ltd.(a) (b)	31,844
12,743	Great Wolf Resorts, Inc.(a)	35,043
7,239	GTSI Corp.(a)	34,313
3,511	Hooker Furniture Corp.	47,820
6,158	J Alexander’s Corp.(a)	32,022
8,376	Jamba, Inc.(a)	19,349
2,809	Kewaunee Scientific Corp.	38,034
4,486	Kona Grill, Inc.(a)	23,507
2,540	Lakeland Industries, Inc.(a)	20,574
11,182	Lakes Entertainment, Inc.(a)	29,968
19,853	Libbey, Inc.(a)	341,273
6,726	Luby’s, Inc.(a)	35,984
7,484	MarineMax, Inc.(a)	67,581
2,863	McCormick & Schmick’s Seafood Restaurants, Inc.(a)	29,403
1,635	Monarch Casino & Resort, Inc.(a)	17,086
3,450	Morton’s Restaurant Group, Inc.(a)	23,080
12,094	MTR Gaming Group, Inc.(a)	32,533
9,730	Multimedia Games, Inc.(a)	53,515
1,751	Nathan’s Famous, Inc.(a)	32,446

See notes to financial statements.

Semiannual Report | February 28, 2011 | 101

Portfolio of Investments (unaudited) continued

WMCR | Wilshire Micro-Cap ETF (continued)

Number of Shares	Description	Value

	Consumer, Cyclical (continued)
7,968	Nautilus, Inc.(a)	$21,195
9,994	Navarre Corp.(a)	20,288
6,699	O’Charleys, Inc.(a)	42,539
8,995	Palm Harbor Homes, Inc.(a)	477
5,996	PC Connection, Inc.(a)	50,966
9,730	PC Mall, Inc.(a)	103,138
10,608	Perry Ellis International, Inc.(a)	308,056
8,430	Pizza Inn, Inc.(a)	16,776
8,646	Reading International, Inc., Class A(a)	43,662
3,620	Red Lion Hotels Corp.(a)	30,915
3,882	Rentrak Corp.(a)	102,601
1,020	RG Barry Corp.	11,077
3,884	Rick’s Cabaret International, Inc.(a)	42,258
1,778	Rocky Brands, Inc.(a)	25,941
7,294	Ruth’s Hospitality Group, Inc.(a)	36,543
10,675	SMF Energy Corp.(a)	17,614
19,458	Spartan Motors, Inc.	123,558
9,402	Stanley Furniture Co., Inc.(a)	51,711
5,099	Supreme Industries, Inc., Class A(a)	13,257
2,621	Syms Corp.(a)	17,587
3,342	Tandy Leather Factory, Inc.	16,309
8,403	Town Sports International Holdings, Inc.(a)	38,738
20,236	Tuesday Morning Corp.(a)	94,502
9,709	Unifi, Inc.(a)	184,374
7,348	Universal Travel Group(a) (b)	49,452
11,155	VCG Holding Corp.(a)	24,764
8,457	Virco Manufacturing	27,062
9,573	Wabash National Corp.(a)	99,751
2,755	West Marine, Inc.(a)	28,735
340	Winmark Corp.	12,577
31,630	Wonder Auto Technology, Inc.(a) (b)	216,982
16,749	Zale Corp.(a)	69,006
		5,330,084

	Consumer, Non-cyclical - 21.5%
14,864	Aastrom Biosciences, Inc.(a) (b)	32,255
13,587	Acadia Pharmaceuticals, Inc.(a)	20,516
11,289	Achillion Pharmaceuticals, Inc.(a)	65,589
2,234	Acme United Corp.	22,452
23,036	Addus HomeCare Corp.(a)	103,432
13,014	Adolor Corp.(a)	18,220
11,406	ADVENTRX Pharmaceuticals, Inc.(a) (b)	24,067
2,540	Advocat, Inc.	13,589
58,089	Alexza Pharmaceuticals, Inc.(a) (b)	72,611
8,941	Allied Healthcare International, Inc.(a)	21,905
6,196	Altair Nanotechnologies, Inc. (Canada)(a) (b)	16,729
452	Amcon Distributing Co.	37,064
2,079	America Service Group, Inc.	38,004
12,373	American Caresource Holdings, Inc.(a)	20,168
3,748	American Dental Partners, Inc.(a)	48,162
2,125	American Medical Alert Corp.	12,537
4,693	American Shared Hospital Services(a)	14,783
11,020	Amicus Therapeutics, Inc.(a)	67,553
14,452	Anadys Pharmaceuticals, Inc.(a)	17,487
4,558	Angeion Corp.(a)	24,841
3,538	Anika Therapeutics, Inc.(a)	32,019
5,621	Animal Health International, Inc.(a)	21,922
15,089	Antares Pharma, Inc.(a)	23,539
5,567	Apricus Biosciences, Inc.(a) (b)	29,839
4,802	ARCA Biopharma, Inc.(a) (b)	14,886
19,998	AspenBio Pharma, Inc.(a) (b)	11,599
1,971	AtriCure, Inc.(a)	19,789
6,779	Avalon Holdings Corp., Class A(a)	19,320
68,934	AVANIR Pharmaceuticals, Inc., Class A(a) (b)	259,881
117,886	AVI BioPharma, Inc.(a) (b)	235,772
1,743	Barrett Business Services, Inc.	25,430
4,829	BioClinica, Inc.(a)	23,083
8,240	Biodel, Inc.(a) (b)	16,727
13,430	BioDelivery Sciences International, Inc.(a)	47,005
47,918	Biosante Pharmaceuticals, Inc.(a) (b)	103,024
2,269	Biospecifics Technologies Corp.(a) (b)	60,991
23,568	Biotime, Inc.(a) (b)	162,384
63,798	Bovie Medical Corp.(a) (b)	175,444
9,868	BSD Medical Corp.(a) (b)	43,024
3,911	Cadiz, Inc.(a) (b)	50,061
24,644	Caliper Life Sciences, Inc.(a)	164,868
7,583	Capital Senior Living Corp.(a)	63,621
8,267	Cardica, Inc.(a)	27,116
6,999	Cardiovascular Systems, Inc.(a)	62,291
4,612	Carriage Services, Inc.(a)	26,288
3,565	CCA Industries, Inc.	19,928
13,937	Celldex Therapeutics, Inc.(a) (b)	54,772
58,221	Cel-Sci Corp.(a) (b)	38,455
7,556	Celsion Corp.(a) (b)	18,588
12,692	Cerus Corp.(a) (b)	43,660
16,783	Chelsea Therapeutics International Ltd.(a)	69,314
20,352	Cleveland Biolabs, Inc.(a) (b)	145,110
15,747	Columbia Laboratories, Inc.(a)	54,957

See notes to financial statements.

102 | Semiannual Report | February 28, 2011

Portfolio of Investments (unaudited) continued

WMCR | Wilshire Micro-Cap ETF (continued)

Number of Shares	Description	Value

	Consumer, Non-cyclical (continued)
40,812	CombiMatrix Corp.(a)	$108,560
6,888	Command Security Corp.(a)	11,365
7,805	Competitive Technologies, Inc.(a)	7,961
4,073	Continucare Corp.(a)	23,053
12,448	Corcept Therapeutics, Inc.(a)	46,556
3,647	Cornerstone Therapeutics, Inc.(a)	19,657
3,569	CPI Corp.	82,337
13,430	Cryo-Cell International, Inc.(a)	26,860
26,071	Curis, Inc.(a)	81,081
4,513	Cutera, Inc.(a)	43,596
8,833	Cyanotech Corp.(a)	31,799
8,646	Cyclacel Pharmaceuticals, Inc.(a)	11,153
3,620	Cynosure, Inc., Class A(a)	49,377
14,560	Cytokinetics, Inc.(a)	22,859
43,036	Cytori Therapeutics, Inc.(a) (b)	250,470
19,053	CytRx Corp.(a) (b)	18,100
7,023	DARA Biosciences, Inc.(a) (b)	23,948
1,743	Daxor Corp.	18,755
30,532	Delcath Systems, Inc.(a) (b)	199,985
45,649	Depomed, Inc.(a)	382,995
2,675	Derma Sciences, Inc.(a)	28,810
7,511	Digirad Corp.(a)	18,177
4,880	Discovery Laboratories, Inc.(a)	10,053
5,942	Dynacq Healthcare, Inc.(a)	12,359
67,269	Dynavax Technologies Corp.(a)	201,134
7,556	Edgewater Technology, Inc.(a)	17,605
3,026	Emergent Group, Inc.(b)	25,479
27,543	Endologix, Inc.(a)	163,605
11,677	EnteroMedics, Inc.(a)	32,579
8,376	Entremed, Inc.(a) (b)	43,136
15,774	EpiCept Corp.(a) (b)	9,622
40,067	Exact Sciences Corp.(a)	217,564
2,269	Exactech, Inc.(a)	42,998
10,702	Female Health Co.	54,580
34,466	Five Star Quality Care, Inc.(a)	241,951
8,646	Fonar Corp.(a)	17,465
5,207	Franklin Covey Co.(a)	42,333
7,983	Furiex Pharmaceuticals, Inc.(a)	132,677
8,394	Genta, Inc.(a)	1,175
48,387	GenVec, Inc.(a)	21,537
7,023	GlobalOptions Group, Inc.(a) (b)	19,103
3,071	Golden Enterprises, Inc.	9,274
2,242	Griffin Land & Nurseries, Inc.	73,964
5,969	Hackett Group, Inc.(a)	21,548
55,272	Hansen Medical, Inc.(a) (b)	115,518
9,123	Harvard Bioscience, Inc.(a)	39,639
10,108	Hi-Tech Pharmacal Co., Inc.(a)	233,394
10,912	HQ Sustainable Maritime Industries, Inc.(a)	44,630
5,594	Hudson Highland Group, Inc.(a)	37,536
14,479	Idera Pharmaceuticals, Inc.(a)	38,369
10,675	IGI Laboratories, Inc.(a)	18,041
9,742	Imperial Sugar Co.	105,214
9,258	Infinity Pharmaceuticals, Inc.(a) (b)	53,604
12,121	Information Services Group, Inc.(a)	27,151
8,022	Inhibitex, Inc.(a)	18,852
16,479	Innovaro, Inc.(a)	29,662
71,669	Inovio Pharmaceuticals, Inc.(a) (b)	84,569
3,187	Integramed America, Inc.(a)	32,380
1,360	Intersections, Inc.	13,586
6,806	Inventure Foods, Inc.(a)	28,789
11,101	ISTA Pharmaceuticals, Inc.(a)	85,589
6,022	Jackson Hewitt Tax Service, Inc.(a) (b)	7,467
53,133	Keryx Biopharmaceuticals, Inc.(a)	209,875
4,080	Kid Brands, Inc.(a)	38,189
18,145	KV Pharmaceutical Co., Class A(a) (b)	147,156
4,775	LCA-Vision, Inc.(a)	33,759
1,210	Learning Tree International, Inc.	11,265
11,831	LECG Corp.(a)	1,538
6,264	Management Network Group, Inc.(a)	15,535
10,433	Mannatech, Inc.(a)	20,136
11,974	Marina Biotech, Inc.(a) (b)	8,369
3,214	MediciNova, Inc.(a)	11,683
2,207	Medtox Scientific, Inc.(a)	33,414
24,400	MELA Sciences, Inc.(a) (b)	64,172
31,862	Merge Healthcare, Inc.(a)	159,629
27,482	Metropolitan Health Networks, Inc.(a)	136,586
6,483	Midas, Inc.(a)	50,114
7,077	Misonix, Inc.(a)	15,923
13,240	Molecular Insight Pharmaceuticals, Inc.(a)	1,655
4,127	Multi-Color Corp.	76,556
8,076	Nanosphere, Inc.(a)	26,570
886	National Research Corp.	28,981
5,749	Natural Alternatives International, Inc.(a)	31,045
3,728	Nature’s Sunshine Products, Inc.(a)	30,681
32,959	Neoprobe Corp.(a)	140,076
7,941	Neostem, Inc.(a) (b)	11,117
6,510	Neuralstem, Inc.(a) (b)	13,345

See notes to financial statements.

Semiannual Report | February 28, 2011 | 103

Portfolio of Investments (unaudited) continued

WMCR | Wilshire Micro-Cap ETF (continued)

Number of Shares	Description	Value

	Consumer, Non-cyclical (continued)
7,023	NeurogesX, Inc.(a) (b)	$26,758
8,184	Nobel Learning Communities, Inc.(a)	77,584
9,540	Novabay Pharmaceuticals, Inc.(a) (b)	20,606
4,486	NovaMed, Inc.(a) (b)	58,946
1,307	NuPathe, Inc.(a)	10,234
1,581	Nutraceutical International Corp.(a)	23,399
9,231	Oculus Innovative Sciences, Inc.(a) (b)	18,924
21,645	Odyssey Marine Exploration, Inc.(a)	70,779
668	Oil-Dri Corp. of America	13,567
3,511	Omega Protein Corp.(a)	40,341
11,649	On Assignment, Inc.(a)	122,314
2,971	OncoGenex Pharmaceutical, Inc.(a) (b)	46,645
12,176	Orchid Cellmark, Inc.(a)	25,326
4,990	Overhill Farms, Inc.(a)	31,138
8,480	Palatin Technologies, Inc.(a)	7,293
7,050	Parlux Fragrances, Inc.(a)	22,489
1,805	PDI, Inc.(a)	15,649
6,591	Perceptron, Inc.(a)	45,214
20,233	Peregrine Pharmaceuticals, Inc.(a) (b)	45,120
11,317	Pharmacyclics, Inc.(a)	58,396
16,950	PharmAthene, Inc.(a) (b)	53,053
11,074	PHC, Inc., Class A(a)	25,027
2,324	PhotoMedex, Inc.(a) (b)	12,852
3,965	Physicians Formula Holdings, Inc.(a)	15,067
10,621	Premier Exhibitions, Inc.(a) (b)	18,481
6,834	Pressure BioSciences, Inc.(a) (b)	9,226
8,049	PRGX Global, Inc.(a)	45,799
58,297	Princeton Review, Inc.(a)	53,633
9,595	ProPhase Labs, Inc.(a)	13,817
2,297	Providence Service Corp.(a)	37,694
1,386	Psychemedics Corp.	12,058
12,203	Pure Bioscience(a) (b)	23,552
3,241	QC Holdings, Inc.	12,899
10,048	RadNet, Inc.(a)	33,661
7,968	Raptor Pharmaceutical Corp.(a) (b)	28,605
6,969	Reed’s, Inc.(a) (b)	16,935
10,993	Reliv International, Inc.	25,284
12,906	Repligen Corp.(a)	62,207
3,900	Repros Therapeutics, Inc.(a) (b)	17,550
5,594	Response Genetics, Inc.(a)	13,146
11,182	Rexahn Pharmaceuticals, Inc.(a) (b)	17,779
5,861	Rochester Medical Corp.(a)	61,951
8,184	Rockwell Medical Technologies, Inc.(a) (b)	74,638
2,378	Rocky Mountain Chocolate Factory, Inc.	24,707
16,639	Rural/Metro Corp.(a)	249,419
8,511	RXi Pharmaceuticals Corp.(a) (b)	14,469
14,479	Santarus, Inc.(a)	46,188
1,595	Schiff Nutrition International, Inc.	13,669
14,045	Senomyx, Inc.(a)	101,826
4,513	SeraCare Life Sciences, Inc.(a)	18,187
8,376	Solta Medical, Inc.(a)	26,217
4,351	Somaxon Pharmaceuticals, Inc.(a) (b)	13,271
10,406	Spectranetics Corp.(a)	50,157
11,974	Staar Surgical Co.(a)	71,844
3,665	Standard Register Co.	12,608
5,296	StarTek, Inc.(a)	29,446
13,233	Stereotaxis, Inc.(a)	52,270
9,429	Strategic Diagnostics, Inc.(a)	20,932
7,988	Sunesis Pharmaceuticals, Inc.(a) (b)	16,775
7,131	SunLink Health Systems, Inc.(a)	10,768
28,517	Sunrise Senior Living, Inc.(a)	324,809
39,522	SuperGen, Inc.(a)	117,380
5,269	Tasty Baking Co.	15,491
4,486	Tengion, Inc.(a)	12,292
11,270	Theragenics Corp.(a)	19,722
10,730	TranS1, Inc.(a) (b)	35,624
3,133	Transcend Services, Inc.(a)	66,702
2,594	Transcept Pharmaceuticals, Inc.(a)	23,164
3,288	Tree.com, Inc.(a)	22,391
9,730	Trimeris, Inc.(a)	24,909
4,235	Tufco Technologies, Inc.(a)	14,399
1,407	United-Guardian, Inc.	21,147
2,513	Universal Security Instruments, Inc.(a)	18,697
2,999	US Physical Therapy, Inc.(a)	59,290
1,183	Utah Medical Products, Inc.	32,615
3,531	Vascular Solutions, Inc.(a)	38,806
13,816	Vermillion, Inc.(a) (b)	68,804
8,430	Versar, Inc.(a)	30,348
10,858	Vision-Sciences, Inc.(a)	22,259
3,052	Vital Images, Inc.(a)	45,749
8,294	Willamette Valley Vineyards, Inc.(a)	28,200
41,794	XOMA Ltd. (Bermuda)(a) (b)	218,583
533	Young Innovations, Inc.	16,880
17,780	Zalicus, Inc.(a) (b)	38,583
13,455	ZIOPHARM Oncology, Inc.(a)	81,941
		11,744,399

See notes to financial statements.

104 | Semiannual Report | February 28, 2011

Portfolio of Investments (unaudited) continued

WMCR | Wilshire Micro-Cap ETF (continued)

Number of Shares	Description	Value

	Diversified - 0.2%
11,893	Graymark Healthcare, Inc.(a)	$8,801
9,703	Harbinger Group, Inc.(a)	52,687
1,237	OBA Financial Services, Inc.(a)	17,368
3,408	Primoris Services Corp.	29,138
5,072	Resource America, Inc., Class A	32,106
		140,100

	Energy - 8.1%
52,871	Abraxas Petroleum Corp.(a)	315,640
32,238	Akeena Solar, Inc.(a) (b)	16,441
9,549	Approach Resources, Inc.(a)	310,820
7,240	Arabian American Development Co.(a)	33,811
10,513	Ascent Solar Technologies, Inc.(a)	35,219
5,888	Barnwell Industries, Inc.(a)	44,160
9,375	Blue Dolphin Energy Co.(a) (b)	59,625
3,160	Bolt Technology Corp.(a)	45,662
9,956	Callon Petroleum Co.(a)	83,431
3,830	CREDO Petroleum Corp.(a) (b)	47,300
10,513	Crimson Exploration, Inc.(a)	45,521
4,100	Double Eagle Petroleum Co.(a)	44,731
12,626	Endeavour International Corp.(a)	170,577
12,481	Flotek Industries, Inc.(a)	81,127
23,179	FX Energy, Inc.(a)	265,631
4,875	Geokinetics, Inc.(a)	50,359
20,123	Georesources, Inc.(a)	633,271
51,100	Hyperdynamics Corp.(a) (b)	277,984
479	Isramco, Inc.(a) (b)	31,288
17,564	Kodiak Oil & Gas Corp. (Canada)(a)	132,959
44,675	Magnum Hunter Resources Corp.(a) (b)	319,873
2,782	Mexco Energy Corp.(a) (b)	37,919
2,764	Natural Gas Services Group, Inc.(a)	53,456
2,755	Ocean Power Technologies, Inc.(a) (b)	14,326
3,564	OYO Geospace Corp.(a)	362,388
2,594	Panhandle Oil and Gas, Inc., Class A	74,993
750	PrimeEnergy Corp.(a)	20,153
1,344	Quantum Fuel Systems Technologies Worldwide, Inc.(a) (b)	6,908
6,456	Royale Energy, Inc.(a) (b)	38,671
17,834	Syntroleum Corp.(a)	28,713
3,674	TGC Industries, Inc.(a)	24,616
18,247	Toreador Resources Corp.(a)	276,807
23,140	Tri-Valley Corp.(a) (b)	9,487
4,829	Union Drilling, Inc.(a)	37,376
90,221	Vantage Drilling Co. (Cayman Islands)(a)	187,660
7,725	Verenium Corp.(a)	25,261
14,913	Voyager Oil & Gas, Inc.(a) (b)	89,478
3,079	Westmoreland Coal Co.(a)	41,874
9,913	Zion Oil & Gas, Inc.(a) (b)	45,600
		4,421,116

	Financial - 24.0%
8,511	21st Century Holding Co.	28,342
3,241	Abington Bancorp, Inc.	40,513
4,558	Access National Corp.	31,541
12,697	Agree Realty Corp., REIT(b)	324,154
913	Alliance Financial Corp.	28,969
2,782	American Independence Corp.(a)	14,606
2,459	American National Bankshares, Inc.	53,532
5,594	American River Bankshares(a)	35,969
8,701	American Safety Insurance Holdings Ltd. (Bermuda)(a)	185,766
6,237	Ameris Bancorp(a)	62,931
10,486	AmeriServ Financial, Inc.(a)	23,279
8,049	Ampal American Israel, Class A(a) (b)	15,857
10,885	Arlington Asset Investment Corp., Class A	305,433
14,452	Associated Estates Realty Corp., REIT	234,845
1,805	Asta Funding, Inc.	15,613
1,778	Auburn National Bancorporation, Inc.	35,116
614	Bancorp Rhode Island, Inc.	19,347
4,639	Bancorp, Inc.(a)	39,339
6,834	BancTrust Financial Group, Inc.(a) (b)	18,042
2,621	Bank of Kentucky Financial Corp.	53,337
859	Bank of Marin Bancorp	31,139
10,513	BankAtlantic Bancorp, Inc., Class A(a) (b)	10,934
157,425	Banner Corp.	387,266
1,751	Bar Harbor Bankshares	50,867
2,836	Berkshire Bancorp, Inc.(a)	20,674
1,716	Bridge Bancorp, Inc.	37,975
8,565	Brooklyn Federal Bancorp, Inc.	6,338
2,297	Bryn Mawr Bank Corp.	48,122
750	C&F Financial Corp.	17,250
9,231	Cadence Financial Corp.(a)	23,078
9,348	California Coastal Communities, Inc.(a)	9
6,456	Camco Financial Corp.(a)	13,751
4,270	Cape Bancorp, Inc.(a)	42,273
51,379	Capital Bank Corp.(a)	150,027
12,878	Capitol Bancorp Ltd.(a) (b)	1,932
5,378	Center Bancorp, Inc.	49,370
48,768	Center Financial Corp.(a)	388,681
9,776	Centerstate Banks, Inc.	70,876
616	Central Pacific Financial Corp.(a) (b)	14,722

See notes to financial statements.

Semiannual Report | February 28, 2011 | 105

Portfolio of Investments (unaudited) continued

WMCR | Wilshire Micro-Cap ETF (continued)

Number of Shares	Description	Value

	Financial (continued)
3,538	Central Valley Community Bancorp(a)	$21,051
10,993	Centrue Financial Corp.(a) (b)	6,596
1,183	Century Bancorp, Inc., Class A	31,988
3,647	CFS Bancorp, Inc.	20,606
8,155	Charter Financial Corp.	81,142
4,154	Chicopee Bancorp, Inc.(a)	57,367
5,915	Citizens & Northern Corp.	92,925
2,594	Citizens Holding Co.(b)	52,217
2,351	Citizens South Banking Corp.	11,285
5,234	CNB Financial Corp.	74,009
2,729	Codorus Valley Bancorp, Inc.	29,037
45,232	Cogdell Spencer, Inc., REIT	289,937
3,884	Colony Bankcorp, Inc.(a)	17,245
11,515	Commonwealth Bankshares, Inc.(a) (b)	13,703
5,621	Community Capital Corp.(a) (b)	15,514
14,506	Crescent Financial Corp.(a)	59,184
3,369	Deerfield Capital Corp.(a)	21,797
2,209	Diamond Hill Investment Group, Inc.	164,526
35,417	Dynex Capital, Inc., REIT	374,358
2,297	Eagle Bancorp, Inc.(a)	33,996
3,342	Eastern Insurance Holdings, Inc.	43,379
29,569	Eastern Virginia Bankshares, Inc.	115,023
3,538	Encore Bancshares, Inc.(a) (b)	43,340
3,315	Enterprise Bancorp, Inc.	48,730
4,513	Enterprise Financial Services Corp.	59,662
2,351	ESB Financial Corp.	32,585
2,621	Evans Bancorp, Inc.	37,192
16,695	Excel Trust, Inc., REIT	203,846
8,700	Farmers Capital Bank Corp.(a)	65,163
1,048	Federal Agricultural Mortgage Corp., Class C	20,887
2,269	Financial Institutions, Inc.	43,769
11,209	First Acceptance Corp.(a)	20,288
2,565	First BanCorp (Puerto Rico)(a) (b)	11,902
4,558	First Bancorp, Inc.	66,592
13,294	First California Financial Group, Inc.(a)	49,321
3,342	First Capital Bancorp, Inc.(a) (b)	13,368
3,938	First Citizens Banc Corp.(a)	16,658
3,674	First Defiance Financial Corp.(a)	51,436
13,774	First Federal Bancshares of Arkansas, Inc.(a) (b)	39,394
32,145	First Financial Northwest, Inc.(a) (b)	191,906
6,401	First M&F Corp.	24,580
13,991	First Security Group, Inc.(a)	11,473
3,423	First South Bancorp, Inc.	18,484
5,753	First United Corp.	20,998
8,349	Firstbank Corp.	56,356
1,944	Firstcity Financial Corp.(a)	13,725
1,407	Fox Chase Bancorp, Inc.	18,066
3,160	German American Bancorp, Inc.(b)	54,605
10,919	Glimcher Realty Trust, REIT	100,455
3,525	Gramercy Capital Corp./New York, REIT(a)	18,542
12,589	Guaranty Bancorp(a)	15,988
2,207	Hallmark Financial Services(a)	19,863
3,748	Hampden Bancorp, Inc.	46,513
53,513	Hampton Roads Bankshares, Inc.(a) (b)	50,837
102,202	Hanmi Financial Corp.(a)	127,753
1,318	Harleysville Savings Financial Corp.	19,770
11,297	Harris & Harris Group, Inc.(a)	66,087
1,299	Hawthorn Bancshares, Inc.	11,457
6,456	Heritage Commerce Corp.(a)	29,181
1,886	Heritage Financial Corp.(a)	28,215
1,869	Heritage Financial Group, Inc.	24,689
17,745	Heritage Oaks Bancorp(a)	62,817
13,639	HF Financial Corp.	150,029
7,077	HFF, Inc., Class A(a)	93,416
398	Hingham Institution for Savings	20,000
3,423	HMN Financial, Inc.(a)	8,934
1,581	Home Bancorp, Inc.(a)	22,956
7,511	Homeowners Choice, Inc.	62,717
14,479	HopFed Bancorp, Inc.	134,076
73,303	Independent Bank Corp.(a) (b)	285,882
9,673	International Assets Holding Corp.(a)	234,183
1,461	Investors Title Co.	46,416
3,511	Kentucky First Federal Bancorp(b)	31,072
5,072	Legacy Bancorp, Inc.	68,218
7,321	LNB Bancorp, Inc.	39,387
11,650	Macatawa Bank Corp.(a) (b)	43,804
22,446	Main Street Capital Corp.(b)	442,186
6,104	MainSource Financial Group, Inc.	60,674
1,245	Marlin Business Services Corp.(a)	13,820
8,238	MBT Financial Corp.(a) (b)	14,252
2,621	Medallion Financial Corp.	21,230
6,320	Mercantile Bancorp, Inc.(a) (b)	6,446
2,917	Mercantile Bank Corp.(a)	24,240
2,944	Mercer Insurance Group, Inc.	82,726
1,129	Merchants Bancshares, Inc.	28,790
4,208	Merriman Holdings, Inc.(a)	15,275
5,486	Metro Bancorp, Inc.(a)	67,258

See notes to financial statements.

106 | Semiannual Report | February 28, 2011

Portfolio of Investments (unaudited) continued

WMCR | Wilshire Micro-Cap ETF (continued)

Number of Shares	Description	Value

	Financial (continued)
3,423	MicroFinancial, Inc.	$16,362
1,075	Middleburg Financial Corp.	17,759
3,477	Midsouth Bancorp, Inc.	49,339
8,646	Monarch Community Bancorp, Inc.(a) (b)	13,055
2,999	Monarch Financial Holdings, Inc.	24,262
3,133	MutualFirst Financial, Inc.	30,390
1,944	National Bankshares, Inc.	56,376
2,540	New England Bancshares, Inc.	24,257
2,405	New Hampshire Thrift Bancshares, Inc.	32,131
3,674	NewBridge Bancorp(a)	18,848
50,895	Newcastle Investment Corp., REIT(a)	429,554
1,466	North Valley Bancorp(a)	15,422
6,131	Northeast Community Bancorp, Inc.	37,706
6,834	Northern States Financial Corp.(a) (b)	12,438
1,272	Northrim BanCorp, Inc.	23,621
1,488	Norwood Financial Corp.	40,622
2,234	OceanFirst Financial Corp.	30,963
2,944	Ohio Valley Banc Corp.	67,624
4,073	Old Point Financial Corp.(b)	46,840
13,511	Old Second Bancorp, Inc.(a) (b)	13,916
2,594	OmniAmerican Bancorp, Inc.(a)	40,648
4,693	Oneida Financial Corp.	42,143
3,160	Oppenheimer Holdings, Inc., Class A	103,711
15,152	Pacific Capital Bancorp NA(a) (b)	438,347
5,807	Pacific Continental Corp.	58,476
4,585	Pacific Mercantile Bancorp(a) (b)	21,229
4,262	Pacific Premier Bancorp, Inc.(a)	29,237
3,538	Parkvale Financial Corp.	39,236
9,622	Patriot National Bancorp, Inc.(a) (b)	22,323
4,100	Peapack Gladstone Financial Corp.	54,735
1,156	Penns Woods Bancorp, Inc.(b)	45,119
2,621	Peoples Bancorp, Inc.	35,410
3,288	Peoples Financial Corp.	54,679
3,123	Porter Bancorp, Inc.	26,296
12,508	Preferred Bank(a)	18,887
3,369	Primus Guaranty Ltd. (Bermuda)(a)	17,013
13,523	Princeton National Bancorp, Inc.(a) (b)	75,864
4,666	Provident Financial Holdings, Inc.	39,054
6,104	Prudential Bancorp, Inc. of Pennsylvania	38,211
5,513	Pulaski Financial Corp.(b)	39,969
11,020	PVF Capital Corp.(a)	21,930
2,998	QCR Holdings, Inc.	23,294
48,482	Republic First Bancorp, Inc.(a)	142,052
50,062	Resource Capital Corp., REIT	370,959
9,859	Riverview Bancorp, Inc.(a)	29,676
2,207	Rome Bancorp, Inc.	27,014
5,234	Rurban Financial Corp.(a)	18,214
5,807	Sanders Morris Harris Group, Inc.	40,823
1,353	Savannah Bancorp, Inc.(a)	10,540
11,433	Seacoast Banking Corp. of Florida(a)	18,750
4,666	Shore Bancshares, Inc.	46,567
2,890	Sierra Bancorp	31,328
13,614	Southern Community Financial Corp.(a)	18,923
1,916	Southern National Bancorp of Virginia, Inc.(a)	14,006
20,384	Southwest Bancorp, Inc.(a)	290,064
3,938	State Bancorp, Inc.	41,428
7,040	Sterling Financial Corp.(a)	119,680
7,805	Summit Financial Group, Inc.(a)	32,781
5,072	Sun Bancorp, Inc.(a)	22,215
9,595	Superior Bancorp(a) (b)	4,989
1,581	Teche Holding Co.	57,817
778	Territorial Bancorp, Inc.	15,397
4,378	Timberland Bancorp, Inc.(a)	25,524
6,829	Tower Bancorp, Inc.	156,589
4,570	United Security Bancshares(a) (b)	14,487
4,829	United Security Bancshares	39,888
2,594	Unity Bancorp, Inc.(a)	17,743
6,239	Universal Insurance Holdings, Inc.	35,999
6,185	US Global Investors, Inc., Class A	48,429
2,716	Virtus Investment Partners, Inc.(a)	158,288
2,269	VIST Financial Corp.	20,308
3,647	Waterstone Financial, Inc.(a)	10,686
4,297	West Bancorporation, Inc.(a)	32,700
32,371	West Coast Bancorp(a) (b)	109,090
5,072	Wilber Corp.	47,271
21,858	Winthrop Realty Trust, REIT	266,668
11,074	Yadkin Valley Financial Corp.(a)	25,138
		13,082,507

	Industrial - 10.6%
38,504	Active Power, Inc.(a)	86,634
2,432	ADA-ES, Inc.(a) (b)	35,361
4,802	Aerosonic Corp.(a)	16,087
1,971	Air T, Inc.	18,823
40,408	Air Transport Services Group, Inc.(a)	317,203
5,486	Allied Defense Group, Inc.(a)	19,804
5,705	Appliance Recycling Centers of America, Inc.(a)	26,129
2,971	Argan, Inc.(a) (b)	26,739

See notes to financial statements.

Semiannual Report | February 28, 2011 | 107

Portfolio of Investments (unaudited) continued

WMCR | Wilshire Micro-Cap ETF (continued)

Number of Shares	Description	Value

	Industrial (continued)
8,752	Arotech Corp.(a)	$12,515
2,675	Art’s-Way Manufacturing Co., Inc.	29,051
10,021	Baldwin Technology Co., Class A(a)	14,530
2,152	Ballantyne Strong, Inc.(a)	15,624
2,152	Breeze-Eastern Corp.(a) (b)	15,398
596	CAI International, Inc.(a)	12,623
4,585	Casella Waste Systems, Inc., Class A(a)	33,608
1,102	Chase Corp.	17,896
2,234	Coleman Cable, Inc.(a)	16,509
12,427	Digital Ally, Inc.(a)	21,499
12,878	DRI Corp.(a)	13,522
14,018	DXP Enterprises, Inc.(a)	298,023
832	Eastern Co.	15,808
3,938	Ecology and Environment, Inc., Class A	59,503
3,423	Edac Technologies Corp.(a)	12,049
7,860	ENGlobal Corp.(a)	37,649
10,352	Flanders Corp.(a)	39,338
6,591	Flow International Corp.(a)	26,298
2,675	Frequency Electronics, Inc.(a)	21,561
5,351	Frozen Food Express Industries(a)	21,939
5,942	Gerber Scientific, Inc.(a)	49,022
6,212	Giga-Tronics, Inc.(a)	15,778
4,154	GP Strategies Corp.(a)	48,103
4,990	Heritage-Crystal Clean, Inc.(a)	59,880
9,695	Herley Industries, Inc.(a)	184,205
2,052	Hurco Cos., Inc.(a)	61,622
12,028	ICOP Digital, Inc.(a)	481
12,094	Identive Group, Inc.(a)	31,807
7,185	IEC Electronics Corp.(a)	60,857
2,675	Image Sensing Systems, Inc.(a)	36,220
2,513	Innovative Solutions & Support, Inc.(a)	14,927
4,432	Insignia Systems, Inc.(a)	29,650
4,208	Insteel Industries, Inc.	52,053
9,622	Integrated Electrical Services, Inc.(a) (b)	36,852
10,939	Intellicheck Mobilisa, Inc.(a) (b)	14,111
3,315	IntriCon Corp.(a)	12,796
9,776	Iteris, Inc.(a)	16,033
11,410	Kadant, Inc.(a)	296,888
13,883	Kemet Corp.(a)	192,974
12,036	Kratos Defense & Security Solutions, Inc.(a)	173,439
11,182	KSW, Inc.	40,591
2,459	LaBarge, Inc.(a)	38,557
4,019	LeCroy Corp.(a)	56,427
6,284	Lighting Science Group Corp.(a) (b)	25,702
8,511	Lime Energy Co.(a)	42,470
12,257	LoJack Corp.(a)	73,297
13,430	LRAD Corp.(a)	29,143
1,662	LS Starrett Co., Class A	21,639
18,098	LSI Industries, Inc.	140,079
3,288	Lydall, Inc.(a)	29,395
12,770	Magnetek, Inc.(a)	25,795
6,645	Meade Instruments Corp.(a)	27,975
4,679	Measurement Specialties, Inc.(a)	144,768
1,662	Mesa Laboratories, Inc.	49,943
3,830	Met-Pro Corp.	43,700
3,593	Mfri, Inc.(a)	41,679
2,648	Mocon, Inc.	34,609
10,325	Nanophase Technologies Corp.(a)	15,694
7,698	NAPCO Security Technologies, Inc.(a)	18,090
11,233	NCI Building Systems, Inc.(a)	158,722
12,589	Nexxus Lighting, Inc.(a)	41,040
2,621	NN, Inc.(a)	32,107
6,320	N-Viro International Corp.(a)	10,175
14,587	OceanFreight, Inc., Class A (Marshall Islands)(a) (b)	11,233
940	Omega Flex, Inc.(a)	12,286
4,324	Orbit International Corp.(a)	16,777
6,483	Orion Energy Systems, Inc.(a)	25,543
493	Parametric Sound Corp.(a)	320
1,129	Park-Ohio Holdings Corp.(a)	24,928
6,456	Patrick Industries, Inc.(a)	13,428
21,028	Perma-Fix Environmental Services(a)	31,121
3,423	PMFG, Inc.(a)	63,531
21,190	PowerSecure International, Inc.(a)	156,806
7,941	Pro-DEX, Inc.(a)	19,614
1,102	Providence and Worcester Railroad Co.	18,844
9,830	Purecycle Corp.(a)	39,517
5,705	Reddy ICE Holdings, Inc.(a)	18,028
7,348	Research Frontiers, Inc.(a) (b)	57,608
82,173	Satcon Technology Corp.(a) (b)	299,110
1,272	SIFCO Industries, Inc.	20,670
9,513	Smith-Midland Corp.(a)	17,980
1,156	Spectrum Control, Inc.(a)	16,196
1,527	SRS Labs, Inc.(a)	13,804
12,235	Stoneridge, Inc.(a)	184,504
7,968	Superconductor Technologies, Inc.(a) (b)	23,824
1,743	Sutron Corp.(a)	13,805
3,538	Synalloy Corp.	50,417

See notes to financial statements.

108 | Semiannual Report | February 28, 2011

Portfolio of Investments (unaudited) continued

WMCR | Wilshire Micro-Cap ETF (continued)

Number of Shares	Description	Value

	Industrial (continued)
9,859	Tii Network Technologies, Inc.(a)	$32,732
3,830	Trailer Bridge, Inc.(a)	14,477
8,076	TRC Cos., Inc.(a)	32,950
7,351	Trimas Corp.(a)	151,210
5,282	Twin Disc, Inc.	170,926
8,076	Ultralife Corp.(a)	41,672
4,154	Universal Power Group, Inc.(a)	19,732
12,176	UQM Technologies, Inc.(a) (b)	37,259
5,432	US Home Systems, Inc.(a)	25,639
1,434	USA Truck, Inc.(a)	18,341
5,486	Vicon Industries, Inc.(a)	27,457
3,342	Video Display Corp.(a)	12,867
1,156	VSE Corp.	31,339
5,351	WCA Waste Corp.(a)	28,093
5,486	Wells-Gardner Electronics Corp.(a)	13,441
2,809	Willis Lease Finance Corp.(a)	37,023
3,701	WSI Industries, Inc.	17,691
4,936	X-Rite, Inc.(a)	22,952
5,567	Zygo Corp.(a)	80,610
		5,777,323

	Technology - 12.3%
10,540	3D Systems Corp.(a)	515,933
51,366	Accelrys, Inc.(a)	444,830
5,153	Acorn Energy, Inc.(a)	21,076
6,861	American Software, Inc., Class A	46,106
2,503	Amtech Systems, Inc.(a)	57,494
6,779	Analysts International Corp.(a)	30,506
1,805	Astro-Med, Inc.	13,556
32,220	Axcelis Technologies, Inc.(a)	88,605
28,805	AXT, Inc.(a)	213,733
9,631	Callidus Software, Inc.(a)	57,112
23,405	Ceva, Inc.(a)	533,634
20,604	Cogo Group, Inc.(a)	166,480
2,125	Computer Task Group, Inc.(a)	24,926
5,888	Concurrent Computer Corp.(a)	36,094
35,340	Conexant Systems, Inc.(a)	83,402
5,018	CSP, Inc.(a)	20,674
3,701	Data I/O Corp.(a)	21,429
6,888	Datalink Corp.(a)	46,494
8,403	Dataram Corp.(a)	19,411
751	Digimarc Corp.(a)	22,432
12,797	Dot Hill Systems Corp.(a)	41,846
4,208	Dynamics Research Corp.(a)	64,635
6,183	EasyLink Services International Corp., Class A(a)	25,783
4,666	eLoyalty Corp.(a)	31,729
22,551	EMCORE Corp.(a) (b)	62,917
8,103	Eon Communications Corp.(a)	14,991
18,997	FSI International, Inc.(a)	73,518
952	Geeknet, Inc.(a)	26,656
9,595	GSE Systems, Inc.(a)	33,199
22,783	Hutchinson Technology, Inc.(a) (b)	71,539
7,457	Icad, Inc.(a)	9,545
9,486	Immersion Corp.(a)	67,351
11,542	inContact, Inc.(a)	36,588
11,270	Innodata Isogen, Inc.(a)	30,767
26,580	Integrated Silicon Solution, Inc.(a)	259,952
12,616	Interphase Corp.(a)	66,234
4,909	INX, Inc.(a)	37,799
30,198	LivePerson, Inc.(a)	302,886
47,945	Magma Design Automation, Inc.(a)	318,834
6,591	Market Leader, Inc.(a)	17,334
30,302	Mattson Technology, Inc.(a)	79,391
26,580	Mindspeed Technologies, Inc.(a) (b)	205,729
29,111	MIPS Technologies, Inc.(a) (b)	354,281
3,430	MoSys, Inc.(a)	19,345
19,210	Nanometrics, Inc.(a)	346,164
4,659	Netlist, Inc.(a)	10,995
9,595	Overland Storage, Inc.(a)	15,160
5,405	PAR Technology Corp.(a)	28,971
5,432	Pervasive Software, Inc.(a)	31,234
32,457	Photronics, Inc.(a)	290,166
11,209	Planar Systems, Inc.(a)	29,143
5,675	Qualstar Corp.(a)	10,442
15,765	QuickLogic Corp.(a) (b)	78,825
5,296	RadiSys Corp.(a)	44,116
7,888	Rainmaker Systems, Inc.(a)	11,043
9,947	Richardson Electronics Ltd.	129,311
3,241	Rimage Corp.	48,647
25,743	Rudolph Technologies, Inc.(a)	285,232
4,239	Scientific Learning Corp.(a)	14,540
6,320	SmartPros Ltd.	15,358
12,643	Streamline Health Solutions, Inc.(a)	23,390
6,023	Tier Technologies, Inc.(a)	37,764
1,916	Transact Technologies, Inc.(a)	19,007
24,221	Ultra Clean Holdings(a)	256,016
4,963	Unify Corp.(a)	16,179
3,342	Versant Corp.(a)	45,953

See notes to financial statements.

Semiannual Report | February 28, 2011 | 109

Portfolio of Investments (unaudited) continued

WMCR | Wilshire Micro-Cap ETF (continued)

Number of Shares	Description	Value

	Technology (continued)
38,396	Wave Systems Corp., Class A(a) (b)	$151,280
12,373	Wireless Ronin Technologies, Inc.(a)	15,961
5,126	XATA Corp.(a)	13,071
		6,684,744

	Utilities - 0.6%
2,351	Artesian Resources Corp., Class A	45,938
1,299	Delta Natural Gas Co., Inc.	40,217
1,124	Gas Natural, Inc.	12,341
2,125	Pennichuck Corp.	59,755
940	RGC Resources, Inc.	29,159
12,319	Synthesis Energy Systems, Inc.(a)	12,812
12,828	US Geothermal, Inc.(a) (b)	13,085
5,861	York Water Co.	99,461
		312,768

	Total Common Stocks - 99.3%
	(Cost $47,533,954)	54,148,018

	Exchange Traded Fund - 0.5%
4,800	iShares Russell Microcap Index Fund
	(Cost $241,041)	248,907

	Rights - 0.0%*
16,982	Capital Bank Corp. Rights(a)	6,283
616	Central Pacific Financial Rights, 12/31/2011(a)	11,201
	(Cost $7,168)	17,484

	Total Long-Term Investments - 99.8%
	(Cost $47,782,163)	54,414,409

	Investments of Collateral for Securities Loaned - 15.7%
	Money Market Fund - 15.7%
8,601,194	BNY Mellon Securities Lending Overnight Fund, 0.257%(c) (d)	8,601,194
	(Cost $8,601,194)

	Total Investments - 115.5%
	(Cost $56,383,357)	63,015,603
	Liabilities in excess of Other Assets - (15.5%)	(8,478,141)
	Net Assets - 100.0%	$54,537,462

*Less than 0.1%

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at February 28, 2011.

(c)	At February 28, 2011, the total market value of the Fund’s securities on loan was $8,138,956 and the total market value of the collateral held by the Fund was $8,601,194.

(d)	Interest rate shown reflects yield as of February 28, 2011.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

110 | Semiannual Report | February 28, 2011

Portfolio of Investments (unaudited) continued

WREI | Wilshire US REIT ETF

Number of Shares	Description	Value

	Long-Term Investments - 100.0%
	Common Stocks - 99.8%
	Financial - 99.8%
1,397	Acadia Realty Trust, REIT	$27,661
94	Alexander’s, Inc., REIT	37,199
1,921	Alexandria Real Estate Equities, Inc., REIT	154,064
5,844	AMB Property Corp., REIT	212,605
2,317	American Campus Communities, Inc., REIT	77,434
4,062	Apartment Investment & Management Co., Class A, REIT	104,190
2,034	Ashford Hospitality Trust, Inc., REIT(a)	20,971
1,436	Associated Estates Realty Corp., REIT	23,335
2,960	AvalonBay Communities, Inc., REIT	358,249
4,541	BioMed Realty Trust, Inc., REIT	82,419
4,863	Boston Properties, Inc., REIT	466,459
4,667	Brandywine Realty Trust, REIT	57,404
2,225	BRE Properties, Inc., REIT	105,710
2,384	Camden Property Trust, REIT	141,061
1,079	Campus Crest Communities, Inc., REIT	15,451
4,792	CBL & Associates Properties, Inc., REIT	85,537
2,036	Cedar Shopping Centers, Inc., REIT	12,338
2,696	Colonial Properties Trust, REIT	53,138
2,504	CommonWealth REIT, REIT	71,890
643	Coresite Realty Corp., REIT	9,992
2,323	Corporate Office Properties Trust, REIT	83,326
3,300	Cousins Properties, Inc., REIT	27,984
8,426	DCT Industrial Trust, Inc., REIT	47,354
7,113	Developers Diversified Realty Corp., REIT	101,716
5,365	DiamondRock Hospitality Co., REIT(a)	63,092
3,143	Digital Realty Trust, Inc., REIT(b)	184,871
4,029	Douglas Emmett, Inc., REIT	75,544
8,751	Duke Realty Corp., REIT	123,127
2,069	DuPont Fabros Technology, Inc., REIT	50,525
936	EastGroup Properties, Inc., REIT	42,616
2,464	Education Realty Trust, Inc., REIT	20,328
1,070	Equity Lifestyle Properties, Inc., REIT	62,103
1,956	Equity One, Inc., REIT	37,438
9,873	Equity Residential, REIT	544,101
1,087	Essex Property Trust, Inc., REIT	134,549
3,039	Extra Space Storage, Inc., REIT	60,020
1,794	Federal Realty Investment Trust, REIT	151,019
3,368	FelCor Lodging Trust, Inc., REIT(a)	25,496
1,761	First Industrial Realty Trust, Inc., REIT(a)	19,741
1,681	First Potomac Realty Trust, REIT	27,114
2,577	Franklin Street Properties Corp., REIT	38,732
13,332	General Growth Properties, Inc., REIT(a)	212,245
3,403	Glimcher Realty Trust, REIT	31,308
1,059	Government Properties Income Trust, REIT	28,773
12,665	HCP, Inc., REIT	481,270
5,033	Health Care REIT, Inc., REIT	262,823
2,236	Healthcare Realty Trust, Inc., REIT	52,099
5,224	Hersha Hospitality Trust, REIT	34,322
2,487	Highwoods Properties, Inc., REIT	84,384
1,306	Home Properties, Inc., REIT	76,949
4,285	Hospitality Properties Trust, REIT	98,555
23,114	Host Hotels & Resorts, Inc., REIT	425,298
781	Hudson Pacific Properties, Inc., REIT	11,754
3,044	Inland Real Estate Corp., REIT	28,674
2,746	Investors Real Estate Trust, REIT	25,593
1,817	Kilroy Realty Corp., REIT	70,409
13,245	Kimco Realty Corp., REIT	256,688
2,214	Kite Realty Group Trust, REIT	12,487
2,536	LaSalle Hotel Properties, REIT	71,541
3,964	Liberty Property Trust, REIT	133,864
4,516	Macerich Co., REIT	228,690
2,760	Mack-Cali Realty Corp., REIT	93,674
1,187	MID-America Apartment Communities, Inc., REIT	77,119
1,145	Monmouth Real Estate Investment Corp., Class A, REIT	9,458
788	National Health Investors, Inc., REIT	37,446
4,382	Nationwide Health Properties, Inc., REIT	187,287
766	Parkway Properties, Inc., REIT	12,417
1,385	Pebblebrook Hotel Trust, REIT	30,387
1,922	Pennsylvania Real Estate Investment Trust, REIT	27,754
5,993	Piedmont Office Realty Trust, Inc., Class A, REIT	119,860
1,693	Post Properties, Inc., REIT	66,027
19,750	ProLogis, REIT	321,135
649	PS Business Parks, Inc., REIT	40,913
4,907	Public Storage, REIT	550,811
1,317	Ramco-Gershenson Properties Trust, REIT	17,793
2,842	Regency Centers Corp., REIT	128,600
481	Saul Centers, Inc., REIT	22,126
4,924	Senior Housing Properties Trust, REIT	120,835
10,165	Simon Property Group, Inc., REIT	1,118,557
2,716	SL Green Realty Corp., REIT	205,683
960	Sovran Self Storage, Inc., REIT	37,248
5,252	Strategic Hotels & Resorts, Inc., REIT(a)	34,138
633	Sun Communities, Inc., REIT	21,889
4,095	Sunstone Hotel Investors, Inc., REIT(a)	43,980
2,810	Tanger Factory Outlet Centers, REIT	74,886

See notes to financial statements.

Semiannual Report | February 28, 2011 | 111

Portfolio of Investments (unaudited) continued

WREI | Wilshire US REIT ETF (continued)

Number of Shares	Description	Value

	Financial (continued)
1,765	Taubman Centers, Inc., REIT	$97,922
6,322	UDR, Inc., REIT	153,751
413	Universal Health Realty Income Trust, REIT	16,425
604	Urstadt Biddle Properties, Inc., Class A, REIT	11,712
3,328	U-Store-It Trust, REIT	34,112
5,453	Ventas, Inc., REIT	302,205
6,340	Vornado Realty Trust, REIT	591,712
2,225	Washington Real Estate Investment Trust, REIT	69,509
4,179	Weingarten Realty Investors, REIT	108,111
	(Cost $9,739,121)	11,451,111

	Exchange Traded Fund - 0.2%
360	Vanguard REIT ETF
	(Cost $20,588)	21,549

	Total Long-Term Investments - 100.0%
	(Cost $9,759,709)	11,472,660

	Investments of Collateral for Securities Loaned - 1.4%
	Money Market Fund - 1.4%
162,108	BNY Mellon Securities Lending Overnight Fund, 0.257%(c) (d)
	(Cost $162,108)	162,108

	Total Investments - 101.4%
	(Cost $9,921,817)	11,634,768
	Liabilities in excess of Other Assets - (1.4%)	(155,065)
	Net Assets - 100.0%	$11,479,703

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at February 28, 2011.

(c)	At February 28, 2011, the total market value of the Fund’s securities on loan was $158,633 and the total market value of the collateral held by the Fund was $162,108.

(d)	Interest rate shown reflects yield as of February 28, 2011.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

112 | Semiannual Report | February 28, 2011

This Page Intentionally Left Blank.

Statement of Assets and Liabilities | February 28, 2011 (unaudited)

Guggenheim BRIC ETF (EEB )
Assets
Investments in securities, at value (including securities on loan)	$786,094,878
Cash	114,482
Receivables:
Fund shares sold	—
Dividends	3,125,726
Investments sold	13,638,416
Securities lending income	53,204
Tax reclaims	4,968
Due from Adviser	—
Other assets	2,446
Total assets	803,034,120
Liabilities
Payables for fund shares redeemed	13,637,178
Investments purchased payable	—
Administration fee payable	11,718
Collateral for securities on loan	42,917,306
Accrued advisory fees	282,082
Accrued expenses	194,038
Total liabilities	57,042,322
Net Assets	$745,991,798
Composition of Net Assets
Paid-in capital	$862,386,249
Accumulated undistributed net investment income (loss)	446,060
Accumulated net realized gain (loss) on investments	(85,630,061)
Net unrealized appreciation (depreciation) on investments	(31,210,450)
Net Assets	$745,991,798
Shares outstanding ($0.01 par value with unlimited amount authorized)	16,400,800
Net Asset Value Per Share	$45.49
Investments in securities, at cost	$817,305,328
Securities on loan, at value	$42,279,654

See notes to financial statements.

114 | Semiannual Report | February 28, 2011

Guggenheim Defensive Equity ETF (DEF	)	Guggenheim Insider Sentiment ETF (NFO	)	Guggenheim International Small Cap LDRs ETF (XGC )	Guggenheim Mid-Cap ETF (CZA	)	Guggenheim Multi-Asset Income ETF (CVY )	Guggenheim Ocean Tomo Growth Index ETF (OTR	)	Guggenheim Ocean Tomo Patent ETF (OTP	)

$22,403,197		$171,263,627		$12,338,023	$14,110,286		$446,848,084	$5,821,839		$20,746,862
22,162		241,630		726	28,744		617,014	18,869		8,469

—		—		—	—		1,053,858	—		—
44,454		144,585		25,971	17,789		1,295,412	19,934		60,412
—		—		—	—		—	—		—
1,342		11,606		4,013	525		18,195	3		717
—		—		—	220		13,954	—		2,195
15,891		—		—	18,843		—	22,852		25,870
169		383		—	149		715	151		169
22,487,215		171,661,831		12,368,733	14,176,556		449,847,232	5,883,648		20,844,694

—		—		—	—		—	—		—
—		258,091		—	—		1,788,019	—		—
—		3,441		—	—		7,345	—		—
755,628		7,658,628		1,649,567	325,802		16,804,245	8,391		234,616
—		58,976		3,570	—		122,422	—		—
35,748		76,873		—	50,791		145,809	57,062		46,033
791,376		8,056,009		1,653,137	376,593		18,867,840	65,453		280,649
$21,695,839		$163,605,822		$10,715,596	$13,799,963		$430,979,392	$5,818,195		$20,564,045

$26,487,599		$158,675,406		$12,775,259	$13,945,738		$426,969,714	$5,458,379		$18,642,247
134,588		197,681		(2,023)	25,942		(459,013)	12,795		65,335
(7,022,465)		(12,258,227)		(2,707,794)	(1,705,136)		(32,538,022)	(202,248)		(575,983)
2,096,117		16,990,962		650,154	1,533,419		37,006,713	549,269		2,432,446
$21,695,839		$163,605,822		$10,715,596	$13,799,963		$430,979,392	$5,818,195		$20,564,045
850,000		4,800,800		450,000	450,000		20,300,800	200,000		750,000
$25.52		$34.08		$23.81	$30.67		$21.23	$29.09		$27.42
$20,307,080		$154,272,665		$11,687,869	$12,576,867		$409,841,371	$5,272,570		$18,314,416
$738,803		$7,483,766		$1,602,902	$318,206		$16,318,777	$7,866		$226,853

Semiannual Report | February 28, 2011 | 115

Statement of Assets and Liabilities (unaudited) continued

Assets
Investments in securities, at value (including securities on loan)
Cash
Receivables:
Fund shares sold
Dividends
Investments sold
Securities lending income
Tax reclaims
Due from Adviser
Other assets
Total assets

Liabilities
Payables for Fund shares redeemed
Investments purchased payable
Administration fee payable
Collateral for securities on loan
Accrued advisory fees
Accrued expenses
Total liabilities
Net Assets

Composition of Net Assets
Paid-in capital
Accumulated undistributed net investment income (loss)
Accumulated net realized gain (loss) on investments
Net unrealized appreciation (depreciation) on investments
Net Assets
Shares outstanding ($0.01 par value with unlimited amount authorized)
Net Asset Value Per Share
Investments in securities, at cost
Securities on loan, at value

See notes to financial statements.

116 | Semiannual Report | February 28, 2011

Guggenheim Raymond James SB-1 Equity ETF (RYJ	)	Guggenheim Sector Rotation ETF (XRO	)	Guggenheim Spin-Off ETF (CSD )	Wilshire 4500 Completion ETF (WXSP	)	Wilshire 5000 Total Market ETF (WFVK	)	Wilshire Micro-Cap ETF (WMCR	)	Wilshire US REIT ETF (WREI	)

$75,600,913		$23,516,397		$13,050,412	$6,434,176		$5,951,967		$63,015,603		$11,634,768
10,150		50,147		46,953	23,231		5,699		349,587		21,447

3,386,245		—		—	—		—		—		—
15,274		17,720		14,071	4,163		6,919		13,426		8,818
4,042,047		—		9,180	27,917		803		70,105		—
3,159		159		—	225		46		20,674		96
—		1,325		—	—		—		—		—
—		—		27,795	—		—		—		—
—		184		168	22		4		—		—
83,057,788		23,585,932		13,148,579	6,489,734		5,965,438		63,469,395		11,665,129

3,386,245		—		—	—		—		—		—
4,060,677		—		39,452	50,421		—		311,010		20,588
—		1,145		—	—		—		—		—
2,873,489		95,832		—	162,509		35,019		8,601,194		162,108
40,589		8,210		—	859		339		19,729		2,730
—		107,742		49,990	—		—		—		—
10,361,000		212,929		89,442	213,789		35,358		8,931,933		185,426
$72,696,788		$23,373,003		$13,059,137	$6,275,945		$5,930,080		$54,537,462		$11,479,703

$115,092,693		$73,252,687		$22,976,188	$5,010,367		$5,498,491		$58,980,419		$9,709,003
143,599		5,216		(3,203)	(669)		8,098		36,948		57,703
(54,583,031)		(52,949,984)		(11,780,297)	73,370		6,414		(11,112,151)		46
12,043,527		3,065,084		1,866,449	1,192,877		417,077		6,632,246		1,712,951
$72,696,788		$23,373,003		$13,059,137	$6,275,945		$5,930,080		$54,537,462		$11,479,703
3,222,822		900,800		550,000	200,000		200,000		2,700,800		350,000
$22.56		$25.95		$23.74	$31.38		$29.65		$20.19		$32.80
$63,557,386		$20,451,313		$11,183,963	$5,241,299		$5,534,890		$56,383,357		$9,921,817
$2,810,758		$93,761		$—	$156,451		$41,070		$8,138,956		$158,633

See notes to financial statements.

Semiannual Report | February 28, 2011 | 117

Statement of Operations | For the six months ended February 28, 2011 (unaudited)

Guggenheim BRIC ETF (EEB )

Investment Income
Dividend income	$9,898,938
Return of capital distributions received	—
Foreign taxes withheld	(428,583)
Net dividend income	9,470,355
Net securities lending income	633,075
Total investment income	10,103,430

Expenses
Advisory fee <Note 3>	2,514,039
Administration fee	93,503
Custodian fee	209,554
Licensing	201,123
Listing fee and expenses	2,500
Printing expenses	114,347
Professional fees	35,340
Registration & filings	1,471
Trustees’ fees and expenses	14,134
Miscellaneous	18,743
Total expenses	3,204,754
Advisory fees waived	(18,878)
Other expenses waived or reimbursed	—
Net expenses	3,185,876
Net Investment Income (Loss)	6,917,554

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(25,095,529)
In-kind transactions	100,901,289
Net realized gain (loss)	75,805,760
Net change in unrealized appreciation (depreciation) on investments	84,135,615
Net realized and unrealized gain (loss) on investments	159,941,375
Net Increase (Decrease) in Net Assets Resulting from Operations	$166,858,929

See notes to financial statements.

118 | Semiannual Report | February 28, 2011

Guggenheim Defensive Equity ETF (DEF )	Guggenheim Insider Sentiment ETF (NFO )	Guggenheim International Small Cap LDRs ETF (XGC	)	Guggenheim Mid-Cap ETF (CZA )	Guggenheim Multi-Asset Income ETF (CVY )	Guggenheim Ocean Tomo Growth Index ETF (OTR )	Guggenheim Ocean Tomo Patent ETF (OTP )

$355,850	$837,934	$51,359		$170,902	$9,657,561	$56,557	$199,125
(71,691)	(25,067)	–		(45,923)	(925,888)	–	–
(4,182)	(942)	(6,631)		(835)	(201,747)	–	(6,008)
279,977	811,925	44,728		124,144	8,529,926	56,557	193,117
7,427	43,578	16,091		1,555	159,462	186	3,447
287,404	855,503	60,819		125,699	8,689,388	56,743	196,564

45,944	276,082	17,790		26,414	870,866	14,325	46,430
2,527	15,185	–		1,453	42,273	788	2,554
37,987	41,353	–		37,682	82,614	36,804	39,885
9,189	70,427	–		5,282	248,862	2,865	9,286
2,500	2,500	–		2,500	2,500	2,500	2,500
3,617	16,165	–		3,191	23,679	4,033	4,960
11,855	16,900	–		11,781	27,822	11,693	11,100
–	632	–		170	1,439	79	178
1,274	2,359	–		1,178	5,170	1,125	1,285
3,804	5,166	–		4,352	6,685	3,581	3,647
118,697	446,769	17,790		94,003	1,311,910	77,793	121,825
(45,944)	(87,863)	–		(26,414)	(179,785)	(14,325)	(46,430)
(13,025)	–	–		(33,251)	–	(44,846)	(15,036)
59,728	358,906	17,790		34,338	1,132,125	18,622	60,359
227,676	496,597	43,029		91,361	7,557,263	38,121	136,205

28,772	(1,789,559)	216,432		(119,559)	1,571,928	(17,029)	(337,315)
1,045,182	6,522,718	–		834,772	18,913,672	519,891	975,537
1,073,954	4,733,159	216,432		715,213	20,485,600	502,862	638,222
1,580,867	23,796,497	787,783		1,585,484	30,927,662	851,263	4,207,451
2,654,821	28,529,656	1,004,215		2,300,697	51,413,262	1,354,125	4,845,673
$2,882,497	$29,026,253	$1,047,244		$2,392,058	$58,970,525	$1,392,246	$4,981,878

Semiannual Report | February 28, 2011 | 119

Statement of Operations (unaudited) continued

Investment Income
Dividend income
Return of capital distributions received
Foreign taxes withheld
Net dividend income
Net securities lending income
Total investment income

Expenses
Advisory fee <Note 3>
Administration fee
Custodian fee
Licensing
Listing fee and expenses
Printing expenses
Professional fees
Registration & filings
Trustees’ fees and expenses
Miscellaneous
Total expenses
Advisory fees waived
Other expenses waived or reimbursed
Net expenses
Net Investment Income (Loss)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments
In-kind transactions
Net realized gain (loss)
Net change in unrealized appreciation (depreciation) on investments
Net realized and unrealized gain (loss) on investments
Net Increase (Decrease) in Net Assets Resulting from Operations

See notes to financial statements.

120 | Semiannual Report | February 28, 2011

Guggenheim Raymond James SB-1 Equity ETF (RYJ )	Guggenheim Sector Rotation ETF (XRO )	Guggenheim Spin-Off ETF (CSD )	Wilshire 4500 Completion ETF (WXSP	)	Wilshire 5000 Total Market ETF (WFVK	)	Wilshire Micro-Cap ETF (WMCR	)	Wilshire US REIT ETF (WREI )

$431,229	$176,400	$104,060	$43,828		$28,260		$122,147		$151,440
(65,576)	(23,444)	(20,231)	—		—		(1,544)		—
(1,096)	(133)	—	(58)		(9)		—		—
364,557	152,823	83,829	43,770		28,251		120,603		151,440
12,752	1,718	26,241	1,788		187		75,016		188
377,309	154,541	110,070	45,558		28,438		195,619		151,628

231,581	57,817	39,097	5,053		1,688		66,396		13,188
–	3,180	2,150	—		—		—		—
–	37,625	37,993	—		—		—		—
–	11,563	7,820	—		—		—		—
–	2,500	2,500	—		—		—		—
–	3,004	4,922	—		—		—		—
–	11,118	12,235	—		—		—		—
–	—	90	—		—		—		—
–	1,336	1,258	—		—		—		—
–	3,906	3,738	—		—		—		—
231,581	132,049	111,803	5,053		1,688		66,396		13,188
–	(56,887)	(39,097)	—		—		—		—
–	—	(21,880)	—		—		—		—
231,581	75,162	50,826	5,053		1,688		66,396		13,188
145,728	79,379	59,244	40,505		26,750		129,223		138,440

(1,005,114)	(284,167)	(117,641)	72,378		6,642		451,327		(6,092)
7,708,556	3,847,190	1,522,224	—		—		15,405		—
6,703,442	3,563,023	1,404,583	72,378		6,642		466,732		(6,092)
13,874,650	2,014,975	2,126,466	1,558,265		611,903		6,743,806		1,469,570
20,578,092	5,577,998	3,531,049	1,630,643		618,545		7,210,538		1,463,478
$20,723,820	$5,657,377	$3,590,293	$1,671,148		$645,295		$7,339,761		$1,601,918

See notes to financial statements.

Semiannual Report | February 28, 2011 | 121

Statement of Changes in Net Assets |

	Guggenheim BRIC ETF (EEB)		Guggenheim Defensive Equity ETF (DEF)		Guggenheim Insider Sentiment ETF (NFO)
	For the Six Months Ended February 28, 2011 (unaudite)	For the Year Ended August 31, 2010	For the Six Months Ended February 28, 2011 (unaudited)	For the Year Ended August 31, 2010	For the Six Months Ended February 28, 2011 (unaudited)	For the Year Ended August 31, 2010

Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$6,917,554	$17,464,345	$227,676	$417,748	$496,597	$881,657
Net realized gain (loss)	75,805,760	24,321,543	1,073,954	804,571	4,733,159	14,111,313
Net change in unrealized appreciation (depreciation)	84,135,615	71,377,800	1,580,867	1,233,049	23,796,497	(14,080,479)
Net increase (decrease) in net assets resulting from operations	166,858,929	113,163,688	2,882,497	2,455,368	29,026,253	912,491

Distributions to shareholders
From and in excess of net investment income	(19,849,690)	(13,030,610)	(310,400)	(450,400)	(784,061)	(715,220)
Capital gains	—	—	—	—	—	—
Return of capital	—	—	—	—	—	—
Total distributions	(19,849,690)	(13,030,610)	(310,400)	(450,400)	(784,061)	(715,220)

Capital Share Transactions
Proceeds from sale of shares	15,582,115	490,241,226	13,457,821	9,499,541	98,282,546	145,400,639
Cost of shares redeemed	(493,796,212)	(266,902,009)	(8,654,965)	(12,701,272)	(53,662,562)	(111,315,942)
Net increase/(decrease) from capital share transactions	(478,214,097)	223,339,217	4,802,856	(3,201,731)	44,619,984	34,084,697
Total increase (decrease) in net assets	(331,204,858)	323,472,295	7,374,953	(1,196,763)	72,862,176	34,281,968

Net Assets
Beginning of period	1,077,196,656	753,724,361	14,320,886	15,517,649	90,743,646	56,461,678
End of period	$745,991,798	$1,077,196,656	$21,695,839	$14,320,886	$163,605,822	$90,743,646
Accumulated undistributed net investment income (loss) at end of period	$446,060	$13,378,196	$134,588	$217,312	$197,681	$485,145

Changes in Shares Outstanding
Shares sold	350,000	12,000,000	550,000	450,000	3,100,000	5,450,000
Shares redeemed	(10,850,000)	(6,900,000)	(350,000)	(600,000)	(1,850,000)	(4,300,000)
Shares outstanding, beginning of period	26,900,800	21,800,800	650,000	800,000	3,550,800	2,400,800
Shares outstanding, end of period	16,400,800	26,900,800	850,000	650,000	4,800,800	3,550,800

See notes to financial statements.

122 | Semiannual Report | February 28, 2011

Guggenheim International Small Cap LDRs ETF (XGC)		Guggenheim Mid-Cap ETF (CZA)		Guggenheim Multi-Asset Income ETF (CVY)
For the Six Months Ended February 28, 2011 (unaudited)	For the Year Ended August 31, 2010	For the Six Months Ended February 28, 2011 (unaudited)	For the Year Ended August 31, 2010	For the Six Months Ended February 28, 2011 (unaudited)	For the Year Ended August 31, 2010

$43,029	$114,673	$91,361	$44,030	$7,557,263	$8,857,677
216,432	1,186,671	715,213	1,220,730	20,485,600	25,931,872
787,783	(244,869)	1,585,484	(596,653)	30,927,662	(6,782,260)

1,047,244	1,056,475	2,392,058	668,107	58,970,525	28,007,289

(150,150)	(23,100)	(78,000)	(4,000)	(8,201,678)	(7,581,367)
–	—	—	—	—	—
–	—	—	—	—	(2,726,879)
(150,150)	(23,100)	(78,000)	(4,000)	(8,201,678)	(10,308,246)

3,647,228	10,771,156	15,043,225	11,936,330	278,055,719	411,444,275
–	(9,768,499)	(9,562,192)	(10,721,763)	(177,794,349)	(270,313,923)

3,647,228	1,002,657	5,481,033	1,214,567	100,261,370	141,130,352
4,544,322	2,036,032	7,795,091	1,878,674	151,030,217	158,829,395

6,171,274	4,135,242	6,004,872	4,126,198	279,949,175	121,119,780
$10,715,596	$6,171,274	$13,799,963	$6,004,872	$430,979,392	$279,949,175

$(2,023)	$105,098	$25,942	$12,581	$(459,013)	$185,402

150,000	550,000	550,000	500,000	14,150,000	23,350,000
–	(500,000)	(350,000)	(450,000)	(9,150,000)	(15,450,000)
300,000	250,000	250,000	200,000	15,300,800	7,400,800
450,000	300,000	450,000	250,000	20,300,800	15,300,800

Semiannual Report | February 28, 2011 | 123

Statement of Changes in Net Assets (unaudited) continued

	Guggenheim Ocean Tomo Growth Index ETF (OTR)		Guggenheim Ocean Tomo Patent ETF (OTP)		Guggenheim Raymond James SB-1 Equity ETF (RYJ)
	For the Six Months Ended February 28, 2011 (unaudited)	For the Year Ended August 31, 2010	For the Six Months Ended February 28, 2011 (unaudited)	For the Year Ended August 31, 2010	For the Six Months Ended February 28, 2011 (unaudited)	For the Year Ended August 31, 2010

Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$38,121	$56,888	$136,205	$218,901	$145,728	$148,096
Net realized gain (loss)	502,862	307,696	638,222	(109,722)	6,703,442	10,174,176
Net change in unrealized appreciation (depreciation)	851,263	(282,752)	4,207,451	(546,446)	13,874,650	(6,804,612)
Net increase (decrease) in net assets resulting from operations	1,392,246	81,832	4,981,878	(437,267)	20,723,820	3,517,660

Distributions to shareholders
From and in excess of net investment income	(73,000)	(21,000)	(249,750)	(118,432)	—	—
Capital gains	—	—	—	(568)	—	—
Return of capital	—	—	—	—	—	—
Total distributions	(73,000)	(21,000)	(249,750)	(119,000)	—	—

Capital Share Transactions
Proceeds from sale of shares	3,922,521	5,910,977	—	12,298,271	29,972,054	53,534,190
Cost of shares redeemed	(4,056,041)	(3,453,262)	—	(2,138,509)	(29,433,520)	(45,180,943)
Net increase/(decrease) from capital share transactions	(133,520)	2,457,715	—	10,159,762	538,534	8,353,247
Total increase (decrease) in net assets	1,185,726	2,518,547	4,732,128	9,603,495	21,262,354	11,870,907

Net Assets
Beginning of period	4,632,469	2,113,922	15,831,917	6,228,422	51,434,434	39,563,527
End of period	$5,818,195	$4,632,469	$20,564,045	$15,831,917	$72,696,788	$51,434,434
Accumulated undistributed net investment income (loss) at end of period	$12,795	$47,674	$65,335	$178,880	$143,599	$(2,129)

Changes in Shares Outstanding
Shares sold	150,000	250,000	—	550,000	1,450,000	3,150,000
Shares redeemed	(150,000)	(150,000)	—	(100,000)	(1,450,000)	(2,700,000)
Shares outstanding, beginning of period	200,000	100,000	750,000	300,000	3,222,822	2,772,822
Shares outstanding, end of period	200,000	200,000	750,000	750,000	3,222,822	3,222,822

1 Commencement of investment operations - March 9, 2010.

See notes to financial statements.

124 | Semiannual Report | February 28, 2011

Guggenheim Sector Rotation ETF (XRO)		Guggenheim Spin-Off ETF (CSD)		Wilshire 4500 Completion ETF (WXSP)
For the Six Months Ended February 28, 2011 (unaudited)	For the Year Ended August 31, 2010	For the Six Months Ended February 28, 2011 (unaudited)	For the Year Ended August 31, 2010	For the Six Months Ended February 28, 2011 (unaudited)	For the Period Ended August 31, 20101

$79,379	$78,313	$59,244	$53,885	$40,505	$28,427
3,563,023	4,192,726	1,404,583	1,676,135	72,378	(1,609)
2,014,975	(1,566,086)	2,126,466	(446,963)	1,558,265	(365,388)

5,657,377	2,704,953	3,590,293	1,283,057	1,671,148	(338,570)

(74,163)	(70,831)	(74,900)	(171,500)	(67,000)	—
–	—	—	—	—	—
–	(134,506)	—	—	—	—
(74,163)	(205,337)	(74,900)	(171,500)	(67,000)	—

25,423,816	35,693,281	1,142,605	12,090,058	—	5,010,367
(27,873,261)	(44,600,449)	(5,760,365)	(7,106,209)	—	—

(2,449,445)	(8,907,168)	(4,617,760)	4,983,849	—	5,010,367
3,133,769	(6,407,552)	(1,102,367)	6,095,406	1,604,148	4,671,797

20,239,234	26,646,786	14,161,504	8,066,098	4,671,797	—
$23,373,003	$20,239,234	$13,059,137	$14,161,504	$6,275,945	$4,671,797

$5,216	$—	$(3,203)	$12,453	$(669)	$25,826

1,050,000	1,750,000	50,000	600,000	—	200,000
(1,150,000)	(2,200,000)	(250,000)	(350,000)	—	—
1,000,800	1,450,800	750,000	500,000	200,000	—
900,800	1,000,800	550,000	750,000	200,000	200,000

Semiannual Report | February 28, 2011 | 125

Statement of Changes in Net Assets (unaudited) continued

Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)
Net realized gain (loss)
Net change in unrealized appreciation (depreciation)
Net increase (decrease) in net assets resulting from operations

Distributions to shareholders
From and in excess of net investment income
Capital gains
Return of capital
Total distributions

Capital Share Transactions
Proceeds from sale of shares
Cost of shares redeemed
Net increase/(decrease) from capital share transactions
Total increase (decrease) in net assets

Net Assets
Beginning of period
End of period
Accumulated undistributed net investment income (loss) at end of period

Changes in Shares Outstanding
Shares sold
Shares redeemed
Shares outstanding, beginning of period
Shares outstanding, end of period

1 Commencement of investment operations - March 9, 2010.

See notes to financial statements.

126 | Semiannual Report | February 28, 2011

Wilshire 5000 Total Market ETF (WFVK)		Wilshire Micro-Cap ETF (WMCR)		Wilshire US REIT ETF (WREI)
For the Six Months Ended February 28, 2011 (unaudited)	For the Period Ended August 31, 20101	For the Six Months Ended February 28, 2011 (unaudited)	For the Year Ended August 31, 2010	For the Six Months Ended February 28, 2011 (unaudited)	For the Period Ended August 31, 20101

$26,750	$21,740	$129,223	$59,191	$138,440	$55,644
6,642	(620)	466,732	548,282	(6,092)	61,740
611,903	(194,826)	6,743,806	(604,993)	1,469,570	243,381

645,295	(173,706)	7,339,761	2,480	1,601,918	360,765

(40,000)	—	(126,048)	(37,620)	(105,100)	(14,957)
–	—	—	—	—	(8,743)
–	—	—	—	—	—
(40,000)	—	(126,048)	(37,620)	(105,100)	(23,700)

2,997,699	2,500,792	44,488,144	12,200,741	4,527,635	6,451,649
–	—	(1,475,452)	(11,414,271)	—	(1,333,464)

2,997,699	2,500,792	43,012,692	786,470	4,527,635	5,118,185
3,602,994	2,327,086	50,226,405	751,330	6,024,453	5,455,250

2,327,086	—	4,311,057	3,559,727	5,455,250	—
$5,930,080	$2,327,086	$54,537,462	$4,311,057	$11,479,703	$5,455,250

$8,098	$21,348	$36,948	$33,773	$57,703	$24,363

100,000	100,000	2,500,000	800,000	150,000	250,000
–	—	(100,000)	(750,000)	—	(50,000)
100,000	—	300,800	250,800	200,000	—
200,000	100,000	2,700,800	300,800	350,000	200,000

See notes to financial statements.

Semiannual Report | February 28, 2011 | 127

Financial Highlights |

EEB | Guggenheim BRIC ETF

Per share operating performance for a share outstanding throughout the period	For the Six Months Ended February 28, 2011 (unaudited		For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2008	For the Period
						September 21, 2006	**
						through
		)				August 31, 2007

Net asset value, beginning of period	$40.04		$34.57	$42.96	$40.69	$24.58

Income from investment operations
Net investment income (loss)(a)	0.31		0.71	0.79	0.65	0.62
Net realized and unrealized gain (loss)	6.00		5.27	(8.15)	1.86	15.54
Total from investment operations	6.31		5.98	(7.36)	2.51	16.16

Distributions to shareholders
Net investment income	(0.86)		(0.51)	(1.03)	(0.24)	(0.05)
Net asset value, end of period	$45.49		$40.04	$34.57	$42.96	$40.69
Market value, end of period	$45.46		$40.06	$34.55	$42.98	$40.75

Total return*(b)
Net asset value	15.74%		17.23%	-15.95%	6.06%	65.78%

Ratios and supplemental data
Net assets, end of period (thousands)	$745,992		$1,077,197	$753,724	$859,280	$419,092
Ratio of net expenses to average net assets*	0.63	%(c)	0.63%	0.64%	0.60%	0.64	%(c)
Ratio of net investment income (loss) to average net assets*	1.38	%(c)	1.76%	2.76%	1.32%	1.89	%(c)
Portfolio turnover rate(d)	8%		7%	16%	6%	3%

*	If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

	Ratio of total expenses to average net assets	0.64	%(c)	0.64%	0.69%	0.61%	0.68	%(c)
	Ratio of net investment income (loss) to average net assets	1.37	%(c)	1.75%	2.71%	1.31%	1.85	%(c)

**	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

128 | Semiannual Report | February 28, 2011

Financial Highlights continued

DEF | Guggenheim Defensive Equity ETF

Per share operating performance for a share outstanding throughout the period	For the Six Months Ended February 28, 2011 (unaudited)		For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2008	For the Period
						December 15, 2006	**
						through
						August 31, 2007

Net asset value, beginning of period	$22.03		$19.40	$24.55	$26.34	$25.07

Income from investment operations
Net investment income(a)	0.30		0.57	0.57	0.62	0.31
Net realized and unrealized gain (loss)	3.58		2.62	(5.22)	(2.00)	0.97
Total from investment operations	3.88		3.19	(4.65)	(1.38)	1.28

Distributions to shareholders
From and in excess of net investment income	(0.39)		(0.56)	(0.50)	(0.41)	(0.01)
Net asset value, end of period	$25.52		$22.03	$19.40	$24.55	$26.34
Market value, end of period	$25.54		$22.05	$19.38	$24.60	$26.29

Total return*(b)
Net asset value	17.68%		16.62%	-18.72%	-5.32%	5.09%

Ratios and supplemental data
Net assets, end of period (thousands)	$21,696		$14,321	$15,518	$17,184	$27,657
Ratio of net expenses to average net assets*	0.65	%(c)	0.65%	0.65%	0.70%	0.79	%(c)
Ratio of net investment income to average net assets*	2.48	%(c)	2.72%	3.18%	2.43%	1.64	%(c)
Portfolio turnover rate(d)	11%		35%	98%	60%	21%

*	If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

	Ratio of total expenses to average net assets	1.29	%(c)	1.42%	1.35%	1.24%	1.35	%(c)
	Ratio of net investment income to average net assets	1.84	%(c)	1.95%	2.48%	1.89%	1.08	%(c)

**	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

Semiannual Report | February 28, 2011 | 129

Financial Highlights continued

NFO | Guggenheim Insider Sentiment ETF

	For the Six Months Ended February 28, 2011 (unaudited)		For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2008	For the Period
Per share operating performance for a share outstanding throughout the period						September 21, 2006	**
						through
						August 31, 2007

Net asset value, beginning of period	$25.56		$23.52	$26.81	$29.48	$25.14

Income from investment operations
Net investment income(a)	0.14		0.25	0.22	0.53	0.11
Net realized and unrealized gain (loss)	8.58		2.07	(2.93)	(2.92)	4.27
Total from investment operations	8.72		2.32	(2.71)	(2.39)	4.38

Distributions to shareholders
From and in excess net investment income	(0.20)		(0.28)	(0.58)	(0.28)	(0.04)
Net asset value, end of period	$34.08		$25.56	$23.52	$26.81	$29.48
Market value, end of period	$34.00		$25.55	$23.50	$26.79	$29.45

Total return*(b)
Net asset value	34.16%		9.83%	-9.39%	-8.19%	17.43%

Ratios and supplemental data
Net assets, end of period (thousands)	$163,606		$90,744	$56,462	$30,855	$30,976
Ratio of net expenses to average net assets*	0.65	%(c)	0.65%	0.65%	0.66%	0.76	%(c)
Ratio of net investment income to average net assets*	0.90	%(c)	0.95%	1.08%	1.91%	0.41	%(c)
Portfolio turnover rate(d)	24%		65%	94%	84%	17%

*	If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

	Ratio of expenses to average net assets	0.81	%(c)	0.83%	1.14%	1.07%	1.15	%(c)
	Ratio of net investment income to average net assets	0.74	%(c)	0.77%	0.59%	1.50%	0.02	%(c)

**	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

130 | Semiannual Report | February 28, 2011

Financial Highlights continued

XGC | Guggenheim International Small Cap LDRs ETF

Per share operating performance for a share outstanding throughout the period	For the Six Months ended February 28, 2011 (unaudited)		For the Year Ended August 31, 2010	For the Year Ended August 31, 2009		For the Year Ended August 31, 2008	For the Period
							April 2, 2007	**
							through
							August 31, 2007

Net asset value, beginning of period	$20.57		$16.54	$20.42		$25.01	$25.02

Income from investment operations
Net investment income (loss)(a)	0.13		0.36	0.12		0.12	(0.01)
Net realized and unrealized gain (loss)	3.54		3.75	(3.82)		(4.52)	—
Total from investment operations	3.67		4.11	(3.70)		(4.40)	(0.01)

Distributions to shareholders
From net investment income	(0.43)		(0.08)	(0.18)		(0.19)	—
Net asset value, end of period	$23.81		$20.57	$16.54		$20.42	$25.01
Market value, end of period	$23.80		$20.40	$16.51		$20.62	$25.02
Total return*(b)
Net asset value	17.82%		24.84%	-17.87%		-17.73%	-0.04%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,716		$6,171	$4,135		$6,126	$5,001
Ratio of net expenses to average net assets*	0.45	%(c)	0.45%	0.63	%(e)	1.04%	1.77	%(c)
Ratio of net investment income (loss) to average net assets*	1.09	%(c)	1.88%	0.85%		0.54%	-0.06	%(c)
Portfolio turnover rate (d)	24%		41%	97%		25%	2%

*	If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

	Ratio of total expenses to average net assets	N/A	N/A	2.87%	2.86%	7.01	%(c)
	Ratio of net investment income (loss) to average net assets	N/A	N/A	-1.39%	-1.28%	-5.30	%(c)

**	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)	Effective July 27, 2009, the investment strategy of the Fund changed and the 0.60% expense cap was replaced with a 0.45% unitary investment advisory fee.

See notes to financial statements.

Semiannual Report | February 28, 2011 | 131

Financial Highlights continued

CZA | Guggenheim Mid-Cap Core ETF

Per share operating performance for a share outstanding throughout the period	For the Six Months Ended February 28, 2011 (unaudited)		For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2008	For the Period
						April 2, 2007	**
						through
						August 31, 2007

Net asset value, beginning of period	$24.02		$20.63	$23.80	$25.50	$25.09

Income from investment operations
Net investment income (loss)(a)	0.24		0.20	0.20	0.06	(0.02)
Net realized and unrealized gain (loss)	6.61		3.21	(3.20)	(1.66)	0.43
Total from investment operations	6.85		3.41	(3.00)	(1.60)	0.41

Distributions to shareholders
From and in excess of net investment income	(0.20)		(0.02)	(0.11)	(0.10)	—
Return of Capital	—		—	(0.06)	—	—
Total distributions	(0.20)		(0.02)	(0.17)	(0.10)	—
Net asset value, end of period	$30.67		$24.02	$20.63	$23.80	$25.50
Market value, end of period	$30.56		$24.07	$20.64	$23.99	$25.59

Total return*(b)
Net asset value	28.55%		16.53%	-12.44%	-6.32%	1.64%

Ratios and supplemental data
Net assets, end of period (thousands)	$13,800		$6,005	$4,126	$4,760	$5,100
Ratio of net expenses to average net assets*	0.65	%(c)	0.65%	0.65%	1.12%	1.81	%(c)
Ratio of net investment income (loss) to average net assets*	1.73	%(c)	0.85%	1.13%	0.24%	-0.21	%(c)
Portfolio turnover rate(d)	17%		74%	205%	136%	17%

*	If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

	Ratio of total expenses to average net assets	1.78	%(c)	3.34%	3.88%	3.30%	7.13	%(c)
	Ratio of net investment income (loss) to average net assets	0.60	%(c)	-1.84%	-2.10%	-1.94%	-5.53	%(c)

**	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

132 | Semiannual Report | February 28, 2011

Financial Highlights continued

CVY | Guggenheim Multi-Asset Income ETF

Per share operating performance for a share outstanding throughout the period	For the Six Months Ended February 28, 2011 (unaudited)		For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2008	For the Period
						September 21, 2006	**
						through
						August 31, 2007

Net asset value, beginning of period	$18.30		$16.37	$20.93	$26.14	$24.96

Income from investment operations
Net investment income (loss)(a)	0.43		0.78	0.91	1.36	1.06
Net realized and unrealized gain (loss)	2.97		2.08	(4.26)	(5.18)	1.12
Total from investment operations	3.40		2.86	(3.35)	(3.82)	2.18

Distributions to shareholders
Net investment income	(0.47)		(0.69)	(0.83)	(1.07)	(0.88)
Return of capital	—		(0.24)	(0.38)	(0.32)	(0.12)
Total Distributions	(0.47)		(0.93)	(1.21)	(1.39)	(1.00)
Net asset value, end of period	$21.23		$18.30	$16.37	$20.93	$26.14
Market value, end of period	$21.26		$18.31	$16.37	$20.94	$26.10

Total return*(b)
Net asset value	18.82%		17.82%	-14.63%	-14.92%	8.67%

Ratios and supplemental data
Net assets, end of period (thousands)	$430,979		$279,949	$121,120	$51,287	$94,111
Ratio of net expenses to average net assets*(e)	0.65	%(c)	0.65%	0.65%	0.65%	0.70	%(c)
Ratio of net investment income (loss) to average net assets*	4.34	%(c)	4.36%	6.54%	5.81%	4.17	%(c)
Portfolio turnover rate(d)	47%		97%	133%	195%	21%

*	If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

	Ratio of total expenses to average net assets(e)	0.75	%(c)	0.79%	0.93%	0.89%	0.90	%(c)
	Ratio of net investment income (loss) to average net assets	4.24	%(c)	4.22%	6.26%	5.57%	3.97	%(c)

**	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)
Expense ratio does not reflect fees and expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies. If these fees were included in the expense ratio, the net impact to the expense ratio would be approximately 0.15%, 0.19%, 0.17%, 0.13%, 0.15% for the six months ended February 28, 2011 and the years ended August 31, 2010, August 31, 2009 and August 31, 2008 and the period September 21, 2006 through August 31, 2007, respectively.

See notes to financial statements.

Semiannual Report | February 28, 2011 | 133

Financial Highlights continued

OTR | Guggenheim Ocean Tomo Growth Index ETF

Per share operating performance for a share outstanding throughout the period	For the Six Months Ended February 28, 2011 (unaudited)		For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2008	For the Period
						April 2, 2007	**
						through
						August 31, 2007

Net asset value, beginning of period	$23.16		$21.14	$25.21	$27.44	$25.14

Income from investment operations
Net investment income (loss)(a)	0.18		0.29	0.15	(0.12)	(0.05)
Net realized and unrealized gain (loss)	6.12		1.87	(4.15)	(1.94)	2.35
Total from investment operations	6.30		2.16	(4.00)	(2.06)	2.30

Distributions to shareholders
From and in excess of net investment income	(0.37)		(0.14)	(0.07)	(0.17)	—
Net asset value, end of period	$29.09		$23.16	$21.14	$25.21	$27.44
Market value, end of period	$29.28		$23.46	$21.00	$25.65	$27.45

Total return*(b)
Net asset value	27.28%		10.19%	-15.78%	-7.58%	9.15%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,818		$4,632	$2,114	$2,521	$2,744
Ratio of net expenses to average net assets*	0.65	%(c)	0.65%	0.65%	1.53%	2.03	%(c)
Ratio of net investment income (loss) to average net assets*	1.33	%(c)	1.22%	0.82%	-0.46%	-0.46	%(c)
Portfolio turnover rate(d)	6%		7%	62%	24%	1%

*	If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

	Ratio of total expenses to average net assets	2.72	%(c)	3.03%	5.30%	5.49%	8.48	%(c)
	Ratio of net investment income (loss) to average net assets	-0.74	%(c)	-1.16%	-3.83%	-4.42%	-6.91	%(c)

**	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

134 | Semiannual Report | February 28, 2011

Financial Highlights continued

OTP | Guggenheim Ocean Tomo Patent ETF

Per share operating performance for a share outstanding throughout the period	For the Six Months Ended February 28, 2011 (unaudited)		For the Year Ended August 31, 2010		For the Year Ended August 31, 2009	For the Year Ended August 31, 2008	For the Period
							December 15, 2006	**
							through
							August 31, 2007

Net asset value, beginning of period	$21.11		$20.76		$25.67	$27.92	$25.27

Income from investment operations
Net investment income (loss)(a)	0.18		0.36		0.40	0.34	0.17
Net realized and unrealized gain (loss)	6.46		0.16		(4.87)	(1.99)	2.48
Total from investment operations	6.64		0.52		(4.47)	(1.65)	2.65

Distributions to shareholders
From and in excess of net investment income	(0.33)		(0.17)		(0.44)	(0.60)	(0.00	)(e)
Capital gains	—		(0.00	)(e)	—	—	—
Total distributions	(0.33)		(0.17)		(0.44)	(0.60)	(0.00)
Net asset value, end of period	$27.42		$21.11		$20.76	$25.67	$27.92
Market value, end of period	$27.37		$21.18		$20.74	$25.84	$27.66

Total return*(b)
Net asset value	31.59%		2.44%		-17.12%	-6.11%	10.50%

Ratios and supplemental data
Net assets, end of period (thousands)	$20,564		$15,832		$6,228	$10,269	$8,377
Ratio of net expenses to average net assets*	0.65	%(c)	0.65%		0.65%	0.75%	0.91	%(c)
Ratio of net investment income (loss) to average net assets*	1.47	%(c)	1.63%		2.13%	1.25%	0.90	%(c)
Portfolio turnover rate(d)	13%		14%		33%	18%	4%

*	If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

	Ratio of total expenses to average net assets	1.31	%(c)	1.61%	2.38%	1.86%	1.97	%(c)
	Ratio of net investment income (loss) to average net assets	0.81	%(c)	0.67%	0.40%	0.14%	-0.16	%(c)

**	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)	Amount is less than $0.01

See notes to financial statements.

Semiannual Report | February 28, 2011 | 135

Financial Highlights continued

RYJ | Guggenheim Raymond James SB-1 Equity ETF

Per share operating performance for a share outstanding throughout each period	For the Six Months ended February 28, 2011 (unaudited)		For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	(a)	For the Year Ended August 31, 2008	(a)	For the Year Ended August 31, 2007 (a)	For the Period May 19, 2006 through Year Ended August 31, 2006	(a)

Net asset value, beginning of period	$15.96		$14.27	$17.71		$21.67		$19.15	$19.10	(b)

Income from investment operations
Net investment income (loss) (c)	0.05		0.05	0.03		(0.02)		(0.05)	(0.00	)(d)
Net realized and unrealized gain (loss)	6.55		1.64	(3.44)		(2.10)		2.68	0.09
Total from investment operations	6.60		1.69	(3.41)		(2.12)		2.63	0.09
Common shares’ offering expenses charged to paid-in-capital	–		–	–		–		–	(0.04)

Distributions to common shareholders
From and in excess of net realized gain	–		–	–		(1.70	)(i)	(0.11)	–
Return of capital	–		–	(0.03)		(0.14	)(i)	–	–
Total distributions	–		–	(0.03)		(1.84)		(0.11)	–
Net asset value, end of period	$22.56		$15.96	$14.27		$17.71		$21.67	$19.15
Market value, end of period	$22.57		$15.95	$14.26		$17.62		$19.27	$17.50
Total return (e)
Net asset value	41.35%		11.84%	-19.17%		-10.54%		13.78%	0.26%

Ratios and supplemental data
Net assets, end of period (thousands)	$72,697		$51,434	$39,564		$197,026		$240,998	$212,982
Ratio of net expenses to average net assets	0.75	%(f)	0.72%	0.76	%(h)	1.25%		1.09%	1.12	%(f)
Ratio of net investment income to average net assets	0.47	%(f)	0.29%	0.28%		(0.13)%		(0.06)%	(0.06	)%(f)
Portfolio turnover rate (g)	16%		48%	195%		142%		166%	41%

(a)	Results for periods prior to September 4, 2008 are of Claymore/Raymond James SB-1 Equity Fund, which commenced on May 19, 2006.

(b)	Before deduction of offering expenses charged to capital.

(c)	Based on average shares outstanding during the period.

(d)	Amount is less than $0.01.

(e)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. Prior to September 4, 2008, total return based on net asset value assumed that all dividend distributions were reinvested at prices obtained by the Dividend Reinvestment Plan of Claymore/Raymond James SB-1 Equity Fund. A return calculated for a period of less than one year is not annualized.

(f)	Annualized.

(g)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(h)
The annualized expense ratio is capped at 0.75% from the date of the reorganization. This ratio includes expenses for the Claymore/Raymond James SB-1 Equity Fund for the period prior to the reorganization.

(i)
Subsequent to August 31, 2008, a reclassification was required that resulted in a recharacterization of the distributions for the August 31, 2008 financial reporting period. This resulted in a $0.05 reclassification between distributions paid to common shareholders from and in excess of net realized gain and distributions paid to common shareholders from return of capital.

See notes to financial statements.

136 | Semiannual Report | February 28, 2011

Financial Highlights continued

XRO | Guggenheim Sector Rotation ETF

Per share operating performance for a share outstanding throughout the period	For the Six Months Ended February 28, 2011 (unaudited)		For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2008		For the Period
							September 21, 2006	**
							through
							August 31, 2007

Net asset value, beginning of period	$20.22		$18.37	$27.57	$29.54		$24.98

Income from investment operations
Net investment income (loss)(a)	0.08		0.07	0.23	0.18		0.17
Net realized and unrealized gain (loss)	5.73		1.95	(9.29)	(1.96)		4.43
Total from investment operations	5.81		2.02	(9.06)	(1.78)		4.60

Distributions to shareholders
Net investment income	(0.08)		(0.05)	(0.14)	(0.14	)(e)	(0.04)
Return of capital	—		(0.12)	—	(0.05	)(e)	—
Total distributions	(0.08)		(0.17)	(0.14)	(0.19)		(0.04)
Net asset value, end of period	$25.95		$20.22	$18.37	$27.57		$29.54
Market value, end of period	$25.88		$20.23	$18.35	$27.55		$29.61

Total return*(b)
Net asset value	28.74%		10.97%	-32.80%	-6.13%		18.41%

Ratios and supplemental data
Net assets, end of period (thousands)	$23,373		$20,239	$26,647	$97,910		$65,010
Ratio of net expenses to average net assets*	0.65	%(c)	0.65%	0.65%	0.65%		0.72	%(c)
Ratio of net investment income (loss) to average net assets*	0.69	%(c)	0.34%	1.30%	0.60%		0.64	%(c)
Portfolio turnover rate(d)	18%		83%	268%	167%		47%

*	If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

	Ratio of total expenses to average net assets	1.14	%(c)	1.17%	0.96%	0.80%	0.97	%(c)
	Ratio of net investment income (loss) to average net assets	0.20	%(c)	-0.18%	0.99%	0.45%	0.39	%(c)

**	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)
Subsequent to August 31, 2008, a reclassification was required that resulted in a recharacterization of the distributions for the August 31, 2008 financial reporting period. This resulted in a $0.05 reclassification between distributions paid to shareholders from net investment income and distributions paid to shareholders from return of capital.

See notes to financial statements.

Semiannual Report | February 28, 2011 | 137

Financial Highlights continued

CSD | Guggenheim Spin-Off ETF

Per share operating performance for a share outstanding throughout the period	For the Six Months Ended February 28, 2011 (unaudited)		For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2008	For the Period
						December 15, 2006	**
						through
						August 31, 2007

Net asset value, beginning of period	$18.88		$16.13	$21.76	$29.02	$25.18

Income from investment operations
Net investment income (loss)(a)	0.08		0.08	0.38	0.34	0.04
Net realized and unrealized gain (loss)	4.89		3.01	(5.58)	(7.42)	3.80
Total from investment operations	4.97		3.09	(5.20)	(7.08)	3.84

Distributions to shareholders
From and in excess of net investment income	(0.11)		(0.34)	(0.43)	(0.18)	—
Net asset value, end of period	$23.74		$18.88	$16.13	$21.76	$29.02
Market value, end of period	$23.64		$18.97	$16.09	$21.79	$28.97

Total return*(b)
Net asset value	26.33%		19.20%	-23.14%	-24.50%	15.25%

Ratios and supplemental data
Net assets, end of period (thousands)	$13,059		$14,162	$8,066	$15,232	$50,793
Ratio of net expenses to average net assets*	0.65	%(c)	0.65%	0.65%	0.69%	0.75	%(c)
Ratio of net investment income to average net assets*	0.76	%(c)	0.40%	2.83%	1.34%	0.17	%(c)
Portfolio turnover rate(d)	1%		46%	89%	62%	23%

*	If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

	Ratio of total expenses to average net assets	1.43	%(c)	1.57%	1.90%	1.08%	1.11	%(c)
	Ratio of net investment income (loss) to average net assets	-0.02	%(c)	-0.52%	1.58%	0.95%	-0.19	%(c)
**	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

138 | Semiannual Report | February 28, 2011

Financial Highlights continued

WXSP | Wilshire 4500 Completion ETF

Per share operating performance for a share outstanding throughout the period	For the Six Months Ended February 28, 2011 (unaudited)		For the Period
			March 9, 2010	*
			through
			August 31, 2010

Net asset value, beginning of period	$23.36		$25.05

Income from investment operations
Net investment income (loss)(a)	0.20		0.14
Net realized and unrealized gain (loss)	8.16		(1.83)
Total from investment operations	8.36		(1.69)

Distributions to shareholders
From and in excess of net investment income	(0.34)		—
Net asset value, end of period	$31.38		$23.36
Market value, end of period	$31.31		$23.44
Total return*(b)
Net asset value	35.85%		-6.75%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,276		$4,672
Ratio of net expenses to average net assets*	0.18	%(c)	0.18	%(c)
Ratio of net investment income to average net assets*	1.44	%(c)	1.18	%(c)
Portfolio turnover rate(d)	4%		6%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

Semiannual Report | February 28, 2011 | 139

Financial Highlights continued

WFVK | Wilshire 5000 Total Market ETF

Per share operating performance for a share outstanding throughout the period	For the Six Months Ended February 28, 2011 (unaudited)		For the Period
			March 9, 2010	*
			through
			August, 31, 2010

Net asset value, beginning of period	$23.27		$25.01

Income from investment operations
Net investment income(a)	0.25		0.22
Net realized and unrealized gain (loss)	6.53		(1.96)
Total from investment operations	6.78		(1.74)

Distributions to shareholders from
Net investment income	(0.40)		—
Net asset value, end of period	$29.65		$23.27
Market value, end of period	$29.61		$23.37

Total return(b)
Net asset value	29.24%		-6.96%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,930		$2,327
Ratio of net expenses to average net assets	0.12	%(c)	0.12	%(c)
Ratio of net investment income to average net assets	1.90	%(c)	1.82	%(c)
Portfolio turnover rate(d)	2%		3%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

140 | Semiannual Report | February 28, 2011

Financial Highlights continued

WMCR | Wilshire Micro-Cap ETF

Per share operating performance for a share outstanding throughout the period	For the Six Months Ended February 28, 2011 (unaudited		For the Year Ended August 31, 2010		For the Year Ended August 31, 2009		For the Year Ended August 31, 2008		For the Period
									September 21, 2006	**
									through
		)							August 31, 2007

Net asset value, beginning of period	$14.33		$14.19		$22.04		$26.25		$25.15
Income from investment operations
Net investment income(a)	0.09		0.25		0.35		0.57		0.22
Net realized and unrealized gain (loss)	5.83		0.04		(7.65)		(4.34)		0.95
Total from investment operations	5.92		0.29		(7.30)		(3.77)		1.17

Distributions to shareholders
From and in excess of net investment income	(0.06)		(0.15)		(0.55)		(0.44)		(0.07)
Net asset value, end of period	$20.19		$14.33		$14.19		$22.04		$26.25
Market value, end of period	$20.20		$14.38		$14.11		$22.02		$26.18
Total return(b)
Net asset value	41.34%		1.97	%*	-32.91	%*	-14.44	%*	4.64	%*

Ratios and supplemental data
Net assets, end of period (thousands)	$54,537		$4,311		$3,560		$8,834		$18,394
Ratio of net expenses to average net assets	0.50	%(e)	0.64	%(c)*	0.65	%(d)*	0.67	%(d)*	0.84	%(d)(e)*
Ratio of net investment income to average net assets	0.97	%(e)	1.61	%(c)*	2.54	%(d)*	2.44	%(d)*	0.83	%(d)(e)*
Portfolio turnover rate(f)	25%		191%		194%		180%		61%

*	If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

	Ratio of total expenses to average net assets	N/A	4.06	%(c)	3.47%	1.75%	1.51	%(e)
	Ratio of net investment income (loss) to average net assets	N/A	-1.81	%(c)	-0.28%	1.36%	0.16	%(e)

**	Commencement of investment operations

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	The 0.65% expense cap ratio was replaced with a 0.50% unitary investment advisory fee on August 20, 2010.

(d)	Reflects an expense cap of 0.65%

(e)	Annualized.

(f)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

Semiannual Report | February 28, 2011 | 141

Financial Highlights continued

WREI | Wilshire US REIT ETF

Per share operating performance for a share outstanding throughout the period	For the Six Months Ended February 28, 2011 (unaudited)		For the Period
			March 9, 2010	*
			through
			August 31, 2010

Net asset value, beginning of period	$27.28		$25.28

Income from investment operations
Net investment income (loss)(a)	0.50		0.45
Net realized and unrealized gain (loss)	5.44		1.71
Total from investment operations	5.94		2.16

Distributions to shareholders
Net investment income	(0.42)		(0.09)
Capital gains	—		(0.07)
Total Distributions	(0.42)		(0.16)
Net asset value, end of period	$32.80		$27.28
Market value, end of period	$32.77		$27.17

Total return(b)
Net asset value	21.97%		8.59%

Ratios and supplemental data
Net assets, end of period (thousands)	$11,480		$5,455
Ratio of net expenses to average net assets	0.32	%(c)	0.32	%(c)
Ratio of net investment income (loss) to average net assets	3.36	%(c)	3.53	%(c)
Portfolio turnover rate(d)	9%		5%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

142 | Semiannual Report | February 28, 2011

Notes to Financial Statements | February 28, 2011(unaudited)

Note 1 – Organization:
Claymore Exchange-Traded Fund Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is organized as an open-end, management investment company that was organized as a Delaware business trust on May 24, 2006.

The following 15 portfolios have a semiannual reporting period ended on February 28, 2011:

Guggenheim BRIC ETF
Guggenheim Defensive Equity Index ETF
Guggenheim Insider Sentiment ETF
Guggenheim International Small Cap LDRs ETF
Guggenheim Mid-Cap Core ETF
Guggenheim Multi-Asset Income ETF
Guggenheim Ocean Tomo Growth Index ETF
Guggenheim Ocean Tomo Patent ETF
Guggenheim Raymond James SB-1 Equity ETF
Guggenheim Sector Rotation ETF
Guggenheim Spin-Off ETF
Wilshire 4500 Completion ETF
Wilshire 5000 Total Market ETF
Wilshire Micro-Cap ETF
Wilshire US REIT ETF

Each portfolio represents a separate series of the Trust (each a “Fund” or collectively the “Funds”). Each Fund’s shares are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). The Funds’ market prices may differ to some degree from the net asset value (“NAV”) of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares; each called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to replicate as closely as possible, before fees and expenses, the performance of the following market indices:

Fund	Index
Guggenheim BRIC ETF	The BNY Mellon BRIC Select ADR Index
Guggenheim Defensive Equity ETF	Sabrient Defensive Equity Index
Guggenheim Insider Sentiment ETF	Sabrient Insider Sentiment Index
Guggenheim International Small Cap LDRs ETF	The BNY Mellon Small Cap Select ADR Index
Guggenheim Mid-Cap Core ETF	Zacks Mid-Cap Core Index
Guggenheim Multi-Asset Income ETF	Zacks Multi-Asset Income Index
Guggenheim Ocean Tomo Growth Index ETF	Ocean Tomo 300® Patent Growth Index
Guggenheim Ocean Tomo Patent ETF	Ocean Tomo 300® Patent Index
Guggenheim Raymond James SB-1 Equity ETF	Raymond James SB-1 Equity Index
Guggenheim Sector Rotation ETF	Zacks Sector Rotation Index
Guggenheim Spin-Off ETF	Beacon Spin-Off Index
Wilshire 4500 Completion ETF	Wilshire 4500 Completion IndexSM
Wilshire 5000 Total Market ETF	Wilshire 5000 Total Market IndexSM
Wilshire Micro-Cap ETF	Wilshire US Micro-Cap IndexSM
Wilshire US REIT ETF	Wilshire US Real Estate Investment Trust IndexSM

Note 2 – Accounting Policies:
The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Funds.

(a) Valuation of Investments
Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Such “fair value” is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds have adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. The Funds have adopted the disclosures required by this amendment, which did not have a material impact on the financial statements.

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who

Semiannual Report | February 28, 2011 | 143

Notes to Financial Statements (unaudited) continued

employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees as described above.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2011:

Wilshire 4500 Completion ETF Description	Level 1	Level 2		Level 3	Total
(value in $000s)
Assets:
Common Stocks:
Basic Materials	$317	$—		$—	$317
Communications	453	—		—	453
Consumer, Cyclical	828	—		—	828
Consumer, Non-cyclical	1,109	—		—	1,109
Energy	457	—		—	457
Financial	1,319	—		—	1,319
Industrial	910	—		—	910
Technology	577	—		—	577
Utilities	263	—		—	263
Tracking Stocks	37	—		—	37
Master Limited Partnerships	2	—		—	2
Rights	—	—	†	—	—	†
Investments of Collateral for Securities Loaned	162	—		—	162
Total	$6,434	$—	†	$—	$6,434

† Amount rounds to less than $1.

Wilshire Micro-Cap ETF Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks:
Basic Materials	$1,714	$—	$—	$1,714
Communications	4,941	—	—	4,941
Consumer, Cyclical	5,330	—	—	5,330
Consumer, Non-cyclical	11,744	—	—	11,744
Diversified	140	—	—	140
Energy	4,421	—	—	4,421
Financial	13,083	—	—	13,083
Industrial	5,777	—	—	5,777
Technology	6,685	—	—	6,685
Utilities	313	—	—	313
Exchange Traded Fund	249	—	—	249
Rights	—	18	—	18
Investment of Collateral for Securities Loaned	8,601	—	—	8,601
Total	$62,998	$18	$—	$63,016

All securities held by Guggenheim BRIC ETF, Guggenheim Defensive Equity ETF, Guggenheim Insider Sentiment ETF, Guggenheim International Small Cap LDRs ETF, Guggenheim Mid-Cap Core, Guggenheim Multi-Asset Income ETF, Guggenheim Ocean Tomo Growth Index ETF, Guggenheim Ocean Tomo Patent ETF, Guggenheim Raymond James SB-1 Equity ETF, Guggenheim Sector Rotation ETF, Guggenheim Spin-Off ETF, Wilshire 5000 Total Market ETF, and Wilshire US REIT ETF were valued using quoted prices in active markets (Level 1).There were no transfers between levels for these Funds for the six months ended February 28, 2011.

(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

The Funds record the character of dividends received from master limited partnerships (“MLPs”) based on estimates made at the time such distributions are received. These estimates are based upon a historical review of information available from each MLP and other industry sources. The characterization of the estimates may subsequently be revised based on information received from MLPs after their tax reporting periods conclude. REIT distributions received by a Fund are generally comprised of ordinary income, long-term and short-term capital gains and return of capital. The actual character of the amounts received during the year are not known until after the fiscal year end. A Fund records the character of distributions received from REITs during the year based on historical information available. A Fund’s characterization may be subsequently revised based on information received from REITs after their tax reporting periods conclude.

(c) Distributions
The Funds intend to pay substantially all of their net investment income to shareholders through annual distributions, except for Guggenheim Multi-Asset Income ETF and Wilshire US REIT ETF which will pay a quarterly distribution. In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(d) Security Lending
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. Each Fund receives compensation for lending securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. The securities lending income earned by the Funds are disclosed on the Statement of Operations.

Note 3 – Investment Advisory Agreement and Other Agreements:
Pursuant to an Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of each Fund, and Guggenheim Funds Investment Advisors, LLC (the “Adviser”), the Adviser manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board of Trustees.

144 | Semiannual Report | February 28, 2011

Notes to Financial Statements (unaudited) continued

Pursuant to the Agreement, each Fund listed in the following table pays the Adviser an advisory fee payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate
Guggenheim BRIC ETF	0.50%
Guggenheim Defensive Equity ETF	0.50%
Guggenheim Insider Sentiment ETF	0.50%
Guggenheim Mid-Cap Core ETF	0.50%
Guggenheim Multi-Asset Income ETF	0.50%
Guggenheim Ocean Tomo Growth Index ETF	0.50%
Guggenheim Ocean Tomo Patent ETF	0.50%
Guggenheim Sector Rotation ETF	0.50%
Guggenheim Spin-Off ETF	0.50%

Pursuant to the Agreement, each Fund listed in the following table pays the Adviser a unitary management fee for the services and facilities it provides payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate
Guggenheim International Small Cap LDRs ETF	0.45%
Guggenheim Raymond James SB-1 Equity ETF	0.75%
Wilshire 4500 Completion ETF	0.18%
Wilshire 5000 Total Market ETF	0.12%
Wilshire Micro-Cap ETF	0.50%
Wilshire US REIT ETF	0.32%

Out of the unitary management fee, the Adviser pays substantially all the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, except for the fee payments under the Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Under a separate Fund Administration agreement, the Adviser provides Fund Administration services to the Funds. The Adviser receives a fund administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of each Fund. Due to their unitary fee structure Guggenheim International Small Cap LDRs ETF, Guggenheim Raymond James SB-1 Equity ETF, Wilshire 4500 Completion ETF, Wilshire 5000 Total Market ETF, Wilshire Micro-Cap ETF and Wilshire US REIT ETF do not charge a separate Fund Administration fee:

Net Assets	Rate
First $200,000,000	0.0275%
Next $300,000,000	0.0200%
Next $500,000,000	0.0150%
Over $1,000,000,000	0.0100%

For the period ended February 28, 2011, the below listed Funds recognized Fund Administration expenses and waived Fund Administration expenses as follows:

	Fund Administration Expense	Fund Administration Expense Waived
Guggenheim BRIC ETF	$93,503	$—
Guggenheim Defensive Equity ETF	2,527	2,527
Guggenheim Insider Sentiment ETF	15,185	—
Guggenheim Mid-Cap Core ETF	1,453	1,453
Guggenheim Multi-Asset Income ETF	42,273	—
Guggenheim Ocean Tomo Growth Index ETF	788	788
Guggenheim Ocean Tomo Patent ETF	2,554	2,554
Guggenheim Sector Rotation ETF	3,180	—
Guggenheim Spin-Off ETF	2,150	2,150

The Bank of New York Mellon (“BNY”) acts as the Funds’ custodian, accounting agent and transfer agent. As custodian, BNY is responsible for the custody of the Funds’ assets. As accounting agent, BNY is responsible for maintaining the books and records of the Funds. As transfer agent, BNY is responsible for performing transfer agency services for the Funds.

Guggenheim Partners Asset Management, LLC (“GPAM”) acts as the sub-adviser for Wilshire 4500 Completion ETF, Wilshire 5000 Total Market ETF, and Wilshire US REIT ETF. In this capacity, GPAM directs the purchases and sales of each Fund’s investment securities.

The Funds’ Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund, not including Guggenheim International Small Cap LDRs ETF, Guggenheim Raymond James SB-1 Equity ETF, Wilshire 4500 Completion ETF, Wilshire 5000 Total Market ETF, Wilshire Micro-Cap ETF and Wilshire US REIT ETF (excluding interest expense, a portion of the Funds’ licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Funds’ business), from exceeding 0.60% of average net assets per year, at least until December 31, 2013. The Trust and the Adviser have entered into an Expense Reimbursement Agreement in which for a period of five years subsequent to each Fund’s commencement of operations (listed in the table below), the Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund’s expense ratio, including the recovered expenses, falls below the expense cap.

For the six months ended February 28, 2011, the Adviser waived fees and assumed the following fees and expenses:

	Advisory Fees Waived	Expenses Assumed	Potentially Recoverable Expenses 2011
Guggenheim BRIC ETF	$18,878	$—	$322,472
Guggenheim Defensive Equity ETF	45,944	13,025	277,119
Guggenheim Insider ETF	87,863	—	365,847
Guggenheim Mid-Cap Core ETF	26,414	33,251	306,478
Guggenheim Multi-Asset Income ETF	179,785	—	616,941
Guggenheim Ocean Tomo Growth Index ETF	14,325	44,846	254,186
Guggenheim Ocean Tomo Patent ETF	46,430	15,036	292,023
Guggenheim Sector Rotation ETF	56,887	—	287,076
Guggenheim Spin-Off ETF	39,097	21,880	273,615

Certain officers and trustees of the Trust may also be officers, directors and/or employees of the Adviser. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of the Adviser.

Semiannual Report | February 28, 2011 | 145

Notes to Financial Statements (unaudited) continued

Licensing Fee Agreements:
The Adviser has entered into licensing agreements on behalf of each Fund with the following Licensors:

Fund	Licensor
Guggenheim BRIC ETF	The BNY Mellon
Guggenheim Defensive Equity ETF	Sabrient Systems, LLC
Guggenheim Insider Sentiment ETF	Sabrient Systems, LLC
Guggenheim International Small Cap LDRs ETF	The BNY Mellon
Guggenheim Mid-Cap Core ETF	Zacks Investment Research, Inc.
Guggenheim Multi-Asset Income ETF	Zacks Investment Research, Inc.
Guggenheim Ocean Tomo Growth Index ETF	Ocean Tomo Capital, LLC
Guggenheim Ocean Tomo Patent ETF	Ocean Tomo Capital, LLC
Guggenheim Raymond James SB-1 Equity ETF	Raymond James & Associates, Inc.
Guggenheim Sector Rotation ETF	Zacks Investment Research, Inc.
Guggenheim Spin-Off ETF	Beacon Indexes LLC
Wilshire 4500 Completion ETF	Wilshire Associates, Inc.
Wilshire 5000 Total Market ETF	Wilshire Associates, Inc.
Wilshire Micro-Cap ETF	Wilshire Associates, Inc.
Wilshire US REIT ETF	Wilshire Associates, Inc.

The above trademarks are trademarks owned by the respective Licensors. These trademarks have been licensed to the Adviser for use for certain purposes with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in shares of the Funds. Up to 5 basis points of licensing fees are excluded from the expense cap for the Funds without a unitary fee.

Note 4 – Federal Income Taxes:
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Funds intend not to be subject to U.S. federal excise tax.

At February 28, 2011, the cost of investments and accumulated unrealized appreciation/depreciation on investments for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Guggenheim BRIC ETF	$833,449,693	$64,727,606	$(112,082,421)	$(47,354,815)
Guggenheim Defensive Equity ETF	20,302,229	2,256,710	(155,742)	2,100,968
Guggenheim Insider Sentiment ETF	154,261,837	20,042,881	(3,041,091)	17,001,790
Guggenheim International
Small Cap LDRs ETF	11,716,831	1,060,777	(439,585)	621,192
Guggenheim Mid-Cap Core ETF	12,574,321	1,598,226	(62,261)	1,535,965
Guggenheim Multi-Asset
Income ETF	410,065,108	39,036,489	(2,253,513)	36,782,976
Guggenheim Ocean Tomo
Growth Index ETF	5,272,570	663,123	(113,854)	549,269
Guggenheim Ocean Tomo
Patent ETF	18,314,562	2,862,450	(430,150)	2,432,300
Guggenheim Raymond James
SB-1 Equity ETF	65,613,841	12,658,059	(2,670,987)	9,987,072
Guggenheim Sector Rotation ETF	20,445,728	3,327,133	(256,464)	3,070,669
Guggenheim Spin-Off ETF	11,189,306	2,108,468	(247,362)	1,861,106
Wilshire 4500 Completion ETF	5,239,723	1,335,311	(140,858)	1,194,453
Wilshire 5000 Total Market ETF	5,534,691	488,652	(71,376)	417,276
Wilshire Micro-Cap ETF	56,401,984	8,002,841	(1,389,222)	6,613,619
Wilshire US REIT ETF	9,915,679	1,720,101	(1,012)	1,719,089

Tax components of the following balances as of August 31, 2010 (the most recent fiscal year end for federal income tax purposes), were as follows:

	Undistributed Ordinary Income/ (Accumulated Ordinary Loss)	Undistributed Long-Term Gains/ (Accumulated Capital & Other Loss)
Guggenheim BRIC ETF	$16,108,726	$(148,021,986)
Guggenheim Defensive Equity ETF	152,306	(8,036,264)
Guggenheim Insider Sentiment ETF	472,435	(16,989,504)
Guggenheim International Small Cap LDRs ETF	132,199	(2,922,365)
Guggenheim Mid-Cap Core ETF	10,035	(2,420,349)
Guggenheim Multi-Asset Income ETF	—	(52,614,483)
Guggenheim Ocean Tomo Growth Index ETF	47,674	(705,110)
Guggenheim Ocean Tomo Patent ETF	178,880	(1,214,059)
Guggenheim Raymond James SB-1 Equity ETF	—	(59,232,147)
Guggenheim Sector Rotation ETF	—	(56,518,592)
Guggenheim Spin-Off ETF	12,831	(13,179,915)
Wilshire 4500 Completion ETF	25,826	(584)
Wilshire 5000 Total Market ETF	21,348	(427)
Wilshire Micro-Cap ETF	33,773	(11,560,256)
Wilshire US REIT ETF	24,363	—

146 | Semiannual Report | February 28, 2011

Notes to Financial Statements (unaudited) continued

Distributions to Shareholders:
The tax character of distributions paid during the period ended August 31, 2010 (the most recent fiscal year end for federal income tax purposes), was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Return of Capital	Distributions paid from Capital Gains
Guggenheim BRIC ETF	$13,030,610	$—	$—
Guggenheim Defensive Equity ETF	450,400	—	—
Guggenheim Insider Sentiment ETF	715,220	—	—
Guggenheim International Small Cap LDRs ETF	23,100	—	—
Guggenheim Mid-Cap Core ETF	4,000	—	—
Guggenheim Multi-Asset Income ETF	7,581,367	2,726,879	—
Guggenheim Ocean Tomo Growth Index ETF	21,000	—	—
Guggenheim Ocean Tomo Patent ETF	118,432	—	568
Guggenheim Raymond James SB-1 Equity ETF	—	—	—
Guggenheim Sector Rotation ETF	70,831	134,506	—
Guggenheim Spin-Off ETF	171,500	—	—
Wilshire 4500 Completion ETF	—	—	—
Wilshire 5000 Total Market ETF	—	—	—
Wilshire Micro-Cap ETF	37,620	—	—
Wilshire US REIT ETF	14,957	—	8,743

At August 31, 2010 (the most recent fiscal year end for federal income tax purposes), for federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Capital Loss Expiring in 2015	Capital Loss Expiring in 2016	Capital Loss Expiring in 2017	Capital Loss Expiring in 2018	Total
Guggenheim BRIC ETF	$—	$582,151	$26,015,805	$110,401,833	$136,999,789
Guggenheim Defensive Equity ETF	—	239,904	2,336,530	4,602,868	7,179,302
Guggenheim Insider Sentiment ETF	28,269	1,378,798	5,706,532	7,692,501	14,806,100
Guggenheim International Small Cap LDRs ETF	—	35,516	672,056	2,148,932	2,856,504
Guggenheim Mid-Cap Core ETF	—	121,302	1,079,147	1,005,926	2,206,375
Guggenheim Multi-Asset Income ETF	—	7,675,096	13,909,834	28,676,672	50,261,602
Guggenheim Ocean Tomo Growth Index ETF	—	14,284	11,895	562,960	589,139
Guggenheim Ocean Tomo Patent ETF	—	—	—	893,968	893,968
Guggenheim Raymond James SB-1 Equity ETF	—	—	33,491,603	22,643,822	56,135,425
Guggenheim Sector Rotation ETF	86,545	3,469,117	35,883,155	14,956,605	54,395,422
Guggenheim Spin-Off ETF	—	41,750	6,122,357	6,409,407	12,573,514
Wilshire 4500 Completion ETF	—	—	—	—	—
Wilshire 5000 Total Market ETF	—	—	—	—	—
Wilshire Micro-Cap ETF	35,224	3,606,209	5,414,866	1,848,321	10,904,620
Wilshire US REIT ETF	—	—	—	—	—

Semiannual Report | February 28, 2011 | 147

Notes to Financial Statements (unaudited) continued

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the period ended August 31, 2010 (the most recent fiscal year end for federal income tax purposes), the following Funds incurred and will elect to defer net capital losses and passive foreign investment company (“PFIC”) losses as follows:

	Post-October Capital Losses	Post-October Foreign Currency and PFIC Losses
Guggenheim BRIC ETF	$11,022,197	$—
Guggenheim Defensive Equity ETF	856,962	—
Guggenheim Insider Sentiment ETF	2,183,404	309,951
Guggenheim International Small Cap LDRs ETF	65,861	—
Guggenheim Mid-Cap Core ETF	213,974	—
Guggenheim Multi-Asset Income ETF	2,352,881	—
Guggenheim Ocean Tomo Growth Index ETF	115,971	—
Guggenheim Ocean Tomo Patent ETF	320,091	—
Guggenheim Raymond James SB-1 Equity ETF	3,096,722	—
Guggenheim Sector Rotation ETF	2,123,170	—
Guggenheim Spin-Off ETF	606,401	—
Wilshire 4500 Completion ETF	584	—
Wilshire 5000 Total Market ETF	427	—
Wilshire Micro-Cap ETF	655,636	—
Wilshire US REIT ETF	—	—

For all open tax years and all major jurisdictions, management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 5 - Investment Transactions:
For the period ended February 28, 2011, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
Guggenheim BRIC ETF	$79,993,095	$91,051,529
Guggenheim Defensive Equity ETF	1,988,170	2,014,445
Guggenheim Insider Sentiment ETF	27,440,295	27,803,705
Guggenheim International Small Cap LDRs ETF	1,910,637	2,032,702
Guggenheim Mid-Cap Core ETF	1,819,409	1,764,612
Guggenheim Multi-Asset Income ETF	166,339,324	166,717,089
Guggenheim Ocean Tomo Growth Index ETF	323,908	389,531
Guggenheim Ocean Tomo Patent ETF	2,356,717	2,503,246
Guggenheim Raymond James SB-1 Equity ETF	9,844,074	9,587,591
Guggenheim Sector Rotation ETF	4,184,636	4,207,887
Guggenheim Spin-Off ETF	180,970	145,997
Wilshire 4500 Completion ETF	219,391	238,614
Wilshire 5000 Total Market ETF	59,006	77,959
Wilshire Micro-Cap ETF	8,160,948	6,832,687
Wilshire US REIT ETF	802,258	764,371

For the period ended February 28, 2011, in-kind transactions were as follows:

	Purchases	Sales
Guggenheim BRIC ETF	$15,028,475	$492,567,952
Guggenheim Defensive Equity ETF	13,470,247	8,645,452
Guggenheim Insider Sentiment ETF	98,258,579	53,392,191
Guggenheim International Small Cap LDRs ETF	3,647,219	—
Guggenheim Mid-Cap Core ETF	14,995,917	9,518,082
Guggenheim Multi-Asset Income ETF	279,023,951	177,911,072
Guggenheim Ocean Tomo Growth Index ETF	3,942,049	4,052,464
Guggenheim Ocean Tomo Patent ETF	4,872,156	4,833,276
Guggenheim Raymond James SB-1 Equity ETF	29,895,347	29,352,889
Guggenheim Sector Rotation ETF	25,489,227	27,825,840
Guggenheim Spin-Off ETF	1,142,568	5,760,140
Wilshire 4500 Completion ETF	276	—
Wilshire 5000 Total Market ETF	2,998,576	—
Wilshire Micro-Cap ETF	43,001,691	1,457,462
Wilshire US REIT ETF	4,531,714	—

Note 6 – Capital:
Shares are issued and redeemed by the Funds only in Creation Unit size aggregations of 50,000 to 200,000 shares. Such transactions are only permitted on an in-kind basis, with separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date. Creation and Redemption transaction fees ranging from $500 to $3,000 are charged to those persons creating or redeeming Creation Units. An additional charge of up to four times the Creation or Redemption Transaction Fee may be imposed to the extent that cash is used in lieu of securities to purchase Creation Units or redeem for cash.

Note 7 - Distribution Agreement:
The Board of Trustees of the Trust has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. For the Guggenheim BRIC ETF, Guggenheim Defensive Equity ETF, Guggenheim Insider Sentiment ETF, Guggenheim International Small Cap LDRs ETF, Guggenheim Mid-Cap Core ETF, Guggenheim Multi-Asset Income ETF, Guggenheim Ocean Tomo Growth Index ETF, Guggenheim Ocean Tomo Patent ETF, Guggenheim Raymond James SB-1 Equity ETF, Guggenheim Sector Rotation ETF, and Guggenheim Spin-Off ETF no such fee may be paid in the future without further approval by the Board of Trustees. For the Wilshire 4500 Completion ETF, Wilshire 5000 Total Market ETF and Wilshire US REIT ETF no such fee may be paid in the first twelve months of the Fund’s operations. For the Wilshire Micro-Cap ETF no such fee will be paid for at least twelve months from the date of its prospectus, which is dated August 20, 2010.

Following the first twelve months for Wilshire 4500 Completion ETF, Wilshire 5000 Total Market ETF, Wilshire Micro-Cap ETF and Wilshire REIT ETF, no 12b-1 fee will be assessed without the approval of the Board of Trustees. There are no current plans to impose these fees.

148 | Semiannual Report | February 28, 2011

Notes to Financial Statements (unaudited) continued

Note 8 – Indemnifications:
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would require future claims that may be made against a Fund that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Subsequent Events:
The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require disclosure in the Funds’ financial statements, except as noted below.

Subsequent to February 28, 2011, the Board of Trustees declared the following dividends payable on March 31, 2011 to shareholders of record on March 29, 2011. The dividend rates per common share were as follows:

Fund	Rate
Guggenheim Multi-Asset Income ETF	$0.259
Wilshire US REIT ETF	0.170

Semiannual Report | February 28, 2011 | 149

Supplemental Information | (unaudited)

In January 2012, shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2011.

Trustees
The Trustees of the Claymore Exchange-Traded Fund Trust and their principal business occupations during the past five years.

Name, Address*, Year of Birth and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupations during the Past Five Years and Other Affiliations	Number of Funds in the Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees:
Randall C. Barnes Year of Birth: 1951 Trustee	Since 2006	Private Investor (2001-present). Formerly, Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997), President, Pizza Hut International (1991-1993) and Senior Vice President, Strategic Planning and New Business Development (1987-1990) of PepsiCo, Inc. (1987-1997).	53	None
Roman Friedrich III Year of Birth: 1946 Trustee	Since 2010†	Senior Managing Director of McNicoll, Lewis & Vlak, an investment bank and institutional broker-dealer specializing in capital intensive industries such as energy, metals and mining. Founder and President of Roman Friedrich & Company, Ltd., a mining and metals investment bank.	45	Director, Windstorm Resources, Inc. (2011- present), Zincore Metals, Inc.(2009-present), GFM Resources Ltd. (2005-2010), Stratagold Corporation (2003-2009) and Gateway Gold Corp. (2004-2008)
Robert B. Karn III Year of Birth: 1942 Trustee	Since 2010†	Consultant (1998-present). Previously, Managing Partner, Financial and Economic Consulting, St. Louis office of Arthur Andersen, LLP.	46	Director of Peabody Energy Company (2003- present), GP Natural Resource Partners LLC (2002-present) and Kennedy Capital Management, Inc. (2002-present)
Ronald A. Nyberg Year of Birth: 1953 Trustee	Since 2006	Partner of Nyberg & Cassioppi, LLC, a law firm specializing in corporate law, estate planning and business transactions (2000-present). Formerly, Executive Vice President, General Counsel and Corporate Secretary of Van Kampen Investments (1982-1999).	55	None
Ronald E. Toupin, Jr. Year of Birth: 1958 Trustee	Since 2006	Portfolio Consultant (2010-present). Formerly, Vice President, Manager and Portfolio Manager of Nuveen Asset Management (1998-1999), Vice President of Nuveen Investment Advisory Corp. (1992-1999), Vice President and Manager of Nuveen Unit Investment Trusts (1991-1999), and Assistant Vice President and Portfolio Manager of Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	52	None

*	Address for all Trustees: 2455 Corporate West Drive, Lisle, IL 60532.
**	This is the period for which the Trustee began serving the Trust. Each Trustee is expected to serve an indefinite term, until his successor is elected.
***
The Guggenheim Funds Complex consists of U.S. registered investment companies advised or serviced by Guggenheim Funds Investment Advisors, LLC or Guggenheim Fund Distributors, Inc. The Guggenheim Funds Complex is overseen by multiple Boards of Trustees.

†	Messrs. Friedrich and Karn were elected by shareholders as Trustees of the Trust on September 23, 2010.

150 | Semiannual Report | February 28, 2011

Principal Executive Officers
The Principal Executive Officers of the Trust and their principal occupations during the past five years:

Name, Address*, Year of Birth and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupations During the Past Five Years and Other Affiliations

Officers:
Kevin M. Robinson Year of birth: 1959 Chief Executive Officer Chief Legal Officer	Since 2010 Since 2008
Senior Managing Director and General Counsel of Guggenheim Funds Investment Advisors, LLC, Guggenheim Funds Distributors, Inc. and Guggenheim Funds Services Group Inc. (2007-present). Chief Legal Officer of certain other funds in the Fund Complex. Formerly, Associate General Counsel and Assistant Corporate Secretary of NYSE Euronext, Inc. (2000-2007).

John Sullivan Year of Birth: 1955 Chief Accounting Officer, Chief Financial Officer and Treasurer	Since 2010
Senior Managing Director of Guggenheim Funds Investment Advisors, LLC and Guggenheim Funds Distributors, Inc. (2010-present). Formerly, Chief Compliance Officer, Van Kampen Funds (2004-2010). Head of Fund Accounting, Morgan Stanley Investment Management (2002-2004). Chief Financial Officer, Treasurer, Van Kampen Funds (1996-2004).

Bruce Saxon Year of Birth: 1957 Chief Compliance Officer	Since 2006
Vice President, Fund Compliance Officer of Guggenheim Funds Services Group Inc. (2006-present). Formerly, Chief Compliance Officer/Assistant Secretary of Harris Investment Management, Inc. (2003-2006). Director-Compliance of Harrisdirect LLC (1999-2003).

Elizabeth H. Hudson Year of Birth: 1980 Secretary	Since 2010
Assistant General Counsel of Guggenheim Funds Services Group, Inc. (2009-present). Secretary of certain funds in the Fund Complex. Formerly, Associate, Bell, Boyd & Lloyd LLP (n/k/a K&L Gates LLP) (2007-2008). J.D., Northwestern University (2004-2007).

William H. Belden, III Year of Birth: 1965 Vice President	Since 2006	Managing Director of Guggenheim Funds Investment Advisors, LLC (2005-present). Formerly, Vice President of Product Management at Northern Trust Global Investments (1999-2005).
Chuck Craig Year of Birth: 1967 Vice President	Since 2006	Managing Director (2006-present), Vice President (2003-2006) of Guggenheim Funds Investment Advisors, LLC. Formerly, Assistant Vice President, First Trust Portfolios, L.P. (1999-2003).
David A. Botset Year of Birth: 1974 Vice President	Since 2010
Senior Vice President, Guggenheim Funds Distributors, Inc. (2008 to present). Formerly, Vice President, Guggenheim Funds Distributors, Inc. (2007-2008); Assistant Vice President, Investment Development and Oversight, Nuveen Investments (2004-2007); Assistant Vice President Internal Sales and Service Nuveen Investments.

*	Address for all Officers: 2455 Corporate West Drive, Lisle, IL 60532
**	Officers serve at the pleasure of the Board of Trustees and until his or her successor is appointed and qualified or until his or her earlier resignation or removal.

Semiannual Report | February 28, 2011 | 151

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Trust Information |

Board of Trustees	Officers	Investment Adviser	Accounting Agent, Custodian
Randall C. Barnes	Kevin M. Robinson	Guggenheim Funds Investment	and Transfer Agent
	Chief Executive Officer and Chief	Advisors, LLC	The Bank of New York Mellon
Roman Friedrich III	Legal Officer	Lisle, IL	NewYork, NY

Robert B. Karn III	John Sullivan	Investment Subadviser	Legal Counsel
	Chief Accounting Officer, Chief	(WXSP, WFVK and WREI)	Dechert LLP
Ronald A. Nyberg	Financial Officer and Treasurer	Guggenheim Partners Asset	NewYork, NY
Management, LLC
Ronald E. Toupin, Jr.	Bruce Saxon	Santa Monica, CA	Independent Registered
	Chief Compliance Officer		Public Accounting Firm
		Distributor	Ernst & Young LLP
	Elizabeth H. Hudson	Guggenheim Funds	Chicago, IL
	Secretary	Distributors, Inc.
Lisle, IL
William H. Belden III
	Vice President	Administrator
Guggenheim Funds Investment
	Chuck Craig	Advisors, LLC
	Vice President	Lisle, IL

David A. Botset
Vice President

Privacy Principles of the Trust for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Guggenheim Funds Investment Advisors, LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

Questions concerning your shares of the Trust?
•	If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (800) 345-7999.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 345-7999, by visiting Guggenheim Fund’s website at www.guggenheimfunds.com or by accessing the Funds’ Form N-PX on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by visiting Guggenheim Fund’s website at www.guggenheimfunds.com. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | February 28, 2011 | 155

About the Trust Adviser

Guggenheim Funds Investment Advisors, LLC
Guggenheim Funds Investment Advisors, LLC (“Guggenheim Funds”) manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board of Trustees. Guggenheim Funds also acts as investment adviser to closed-end and open-end management investment companies. Guggenheim Funds and its affiliates provide supervision, management or servicing of assets with a commitment to consistently delivering exceptional service. Guggenheim Funds is a subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm with more than $100 billion in assets under supervision. Guggenheim Partners, through its affiliates, provides investment management, investment advisory, insurance, investment banking, and capital markets services. The firm is headquartered in Chicago and New York with a global network of offices throughout the United States, Europe, and Asia.

Portfolio Management
The portfolio managers who are currently responsible for the day-to-day management of the Fund’s portfolio are Chuck Craig, CFA, and Saroj Kanuri, CFA. Mr. Craig has managed each Fund’s portfolio since its inception, and Mr. Kanuri has managed each Fund’s portfolio since May 2010. Mr. Craig is a Managing Director, Portfolio Management and Supervision, of Guggenheim Funds and Guggenheim Funds Distributors, Inc. and joined Guggenheim Funds Distributors, Inc. in May of 2003. Mr. Craig received a M.S. in Financial Markets from the Center for Law and Financial Markets at the Illinois Institute of Technology. He also earned a B.S. in Finance from Northern Illinois University.

Mr. Kanuri is a Vice President, ETF Portfolio Management, of Guggenheim Funds and Guggenheim Funds Distributors, Inc. and joined Guggenheim Funds Distributors, Inc. in October of 2006. Prior to joining Guggenheim, Mr. Kanuri served as an analyst at Northern Trust Corporation from 2001- 2006. Mr. Kanuri received a B.S. in Finance from the University of Illinois at Chicago.

Claymore Exchange-Traded Fund Trust Overview
The Claymore Exchange-Traded Fund Trust (the “Trust”) is an investment company complex-currently consisting of 29 separate exchange-traded “index funds” as of February 28, 2011. The investment objective of each of the funds is to replicate as closely as possible, before fees and expenses, the performance of a specified market index.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund including a discussion of investment objectives, risks, ongoing expenses and sales charges. If a prospectus did not accompany this report, you can obtain one from your financial adviser, from our website at http://www.guggenheimfunds.com or by calling (800) 345-7999. Please read the prospectus carefully before investing. The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at http://www.guggenheimfunds.com or by calling (800) 345-7999. All funds are subject to market risk and shares when sold may be worth more or less than their original cost. You can lose money investing in the funds.

Guggenheim Funds Distributors, Inc.
2455 Corporate West Drive
Lisle, IL 60532
Member FINRA/SIPC
(04/11)	NOT FDIC-INSURED | NOT BANK-GUARANTEED | MAY LOSE VALUE

CETFT-001-SAR-0211

Item 2.  Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3.  Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4.  Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that based on such evaluation, the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)       Not applicable.

(a)(2)       Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940.

(a)(3)       Not Applicable.

(b)           Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Claymore Exchange-Traded Fund Trust

By: /s/ Kevin M. Robinson

Name:           Kevin M. Robinson

Title:             Chief Executive Officer and Chief Legal Officer

Date:    May 5, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Kevin M. Robinson

Name:           Kevin M. Robinson

Title:             Chief Executive Officer and Chief Legal Officer

Date:    May 5, 2011

By: /s/ John Sullivan

Name:           John Sullivan

Title:             Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:    May 5, 2011